                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                               Schwab Investments

                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Randall W. Merk
                               Schwab Investments
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period:  November 1, 2002 - October 31, 2003

Item 1: Report(s) to Shareholders.

SCHWAB EQUITY INDEX FUNDS

      ANNUAL REPORT
      October 31, 2003

      Schwab S&P 500 Fund

      Schwab 1000 Fund(R)

      Schwab Small-Cap
      Index Fund(R)

      Schwab Total Stock
      Market Index Fund(R)

      Schwab International
      Index Fund(R)

                                                           [CHARLES SCHWAB LOGO]

Five ways to put the power of the stock market in your portfolio--with some of the lowest expenses in the industry.

  In This Report

  Management's Discussion...............................................2

    The president of SchwabFunds(R) and the funds' managers take a look at the factors that shaped fund performance during the report period.

    Performance at a Glance........... 5

  Schwab S&P 500 Fund
    Investor Shares: SWPIX     Select Shares(R): SWPPX
    e.Shares(R): SWPEX

    The fund's goal is to track the total return of the S&P 500(R) Index. 1

    Performance and Fund Facts....... 7
    Financial Statements............  23

  Schwab 1000 Fund(R)
    Investor Shares: SNXFX        Select Shares: SNXSX

    The fund's goal is to match the total return of the Schwab 1000
    Index(R).

    Performance and Fund Facts....... 11
    Financial Statements............. 38

  Schwab Small-Cap Index Fund(R)
    Investor Shares: SWSMX        Select Shares: SWSSX

    The fund's goal is to track the total return of small capitalization U.S. stocks, as measured by the Schwab Small-Cap Index(R).

    Performance and Fund Facts....... 14
    Financial Statements............. 59

Schwab Total Stock Market Index Fund(R)
  Investor Shares: SWTIX     Select Shares: SWTSX

  The fund's goal is to track the total return of the entire U.S. stock market, as measured by the Wilshire 5000 Total Market Index. 2

  Performance and Fund Facts......... 17
  Financial Statements............... 79
Schwab International Index Fund(R)
  Investor Shares: SWINX     Select Shares: SWISX

  The fund's goal is to track the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside the United States, as measured by the Schwab International Index(R).

  Performance and Fund Facts......... 20
  Financial Statements.............. 125

Financial Notes........................................................ 137

Fund Trustees.......................................................... 142

Glossary............................................................... 145

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM) Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

2 Wilshire and Wilshire 5000 are registered service marks of Wilshire
  Associates, Inc. The fund is not sponsored, endorsed, sold or promoted by Wilshire Associates, and Wilshire Associates is not in any way affiliated with the fund. Wilshire Associates makes no representation regarding the advisability of investing in the fund or in any stock included in the Wilshire 5000.

[PHOTO OF CHARLES R. SCHWAB]

CHARLES R. SCHWAB, Chairman

FROM THE CHAIRMAN

In the past few months, the mutual fund industry has been rocked by the discovery of improper practices and arrangements. Investors large and small have seen their confidence shaken, and understandably so.

Similarly, you may have also read about a limited number of potential late trading issues at Charles Schwab & Co., Inc. and certain limited market timing arrangements at U.S. Trust. Many firms, including our own, have begun thorough investigations of their broker processes and procedures. We are continuing to scrutinize such transactions and arrangements, and are working closely with regulatory authorities. We are pleased to report that to date we have found no indications of illegal or improper activities by Charles Schwab Investment Management ("CSIM"), the investment advisor who manages the SchwabFunds(R).

I fully believe that even a small number of irregularities is unacceptable. We have spent nearly 30 years building an ethical firm, and our business is founded on a commitment to doing what's right for investors. That commitment leaves no room for any failures to follow company policies or industry regulations.

Given the importance of mutual funds to American investors, I can understand why investors find the recent news to be disturbing. At the same time, I would caution investors not to overreact. Before taking any action, investors should consider implications to their portfolio, tax situation and long-term financial goals.

Ultimately, mutual funds still offer all the features that have made them so popular--diversification, liquidity, convenience, low investment minimums, and professional management. For individual investors especially, mutual funds continue to be one of the most cost-effective investment vehicles available. To date, millions of Americans have relied on mutual funds as an important way to invest for retirement, their children's education, and other financial goals. We see no reason why mutual funds cannot continue to do the same for millions more Americans in the years to come.

Sincerely,

/s/ Charles R. Schwab

MANAGEMENT'S DISCUSSION
for the year ended October 31, 2003

[PHOTO OF RANDALL W. MERK]

RANDALL W. MERK is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. He joined the firm in August of 2002, bringing with him 24 years of experience in the asset management industry.

Dear SchwabFunds(R) Shareholders:

By now, many of you have read the significant media coverage regarding the mutual fund industry. We are pleased to report that to date we have found no indications of illegal or improper activities by Charles Schwab Investment Management ("CSIM"), the investment advisor who manages the SchwabFunds.

Similarly, you may have also read about a limited number of potential late trading issues at Charles Schwab & Co., Inc. and certain limited market timing arrangements at U.S. Trust. CSIM, which is a separate Charles Schwab subsidiary, has been conducting its own review of the SchwabFunds policies and procedures regarding market timing and late trading. We have examined over two years of activity by CSIM personnel and have not found the types of improper market timing or late trading arrangements that you have been reading about. Our research is still ongoing, so some of these facts may change. Here are our key findings to date:

- THE INTEGRITY OF OUR STAFF: We have not found any indication that any CSIM employees, including portfolio managers and senior managers, have engaged in improper or inappropriate trading for their own account.

- MARKET TIMING & LATE TRADING: We have not found any special arrangements with any shareholders to permit market timing or trading of SchwabFunds after market close.

- HEDGE FUNDS: We have not found any special arrangements with hedge funds or other private investment vehicles that would permit them to trade in a way that was inconsistent with a fund's policies and procedures.

As part of the recent mutual fund investigations, requests for information were sent by the SEC to about 90 of the largest mutual fund companies. As the nation's 11th largest fund family with over $140 billion under management, SchwabFunds also received a request from the SEC. We take these requests very seriously and are working closely with the regulators on this matter.

Charles Schwab founded his firm 30 years ago with a vision to create the most useful and ethical financial services firm in the world. We live by that philosophy every day and nothing means more to our business than the trust of our shareholders.

Your investment in SchwabFunds is an indication of the trust you place in us. As the managers of your money, we have a special obligation to live up to that trust. I want to thank you for investing with us, and want to assure you that we strive relentlessly to operate our business with the highest ethical standards and an unwavering commitment to serve you, our SchwabFunds shareholders.

Sincerely,

/s/ Randall W. Merk


2 Schwab Equity Index Funds

[PHOTO OF GERI HOM]

GERI HOM, a vice president and senior portfolio manager of the investment adviser, has overall responsibility for the management of the funds. Prior to joining the firm in 1995, she worked for nearly 15 years in equity management.

[PHOTO OF LARRY MANO]

LARRY MANO, a director and a portfolio manager, is responsible for the day-to-day management of the Total Stock Market and International Index funds. Prior to joining the firm in 1998, he worked for 20 years in equity management.

The Economy and the Market

THE ECONOMY CONTINUED TO GATHER STRENGTH DURING THE REPORT PERIOD, BUT IMPROVEMENT REMAINED SLUGGISH AND UNEVEN. Although numerous factors had been indicating that the U.S. economy was in recovery when the report period began, many remained concerned about the slow pace of improvement, in particular the absence of job growth. However, the government reported an 8.2% increase in GDP for the third quarter of 2003, job growth for October 2003 was the largest since January 2003, and merger activity picked up--indications that the economy may have gained real strength during the report period.

GOVERNMENT POLICIES WERE STRONGLY AIMED AT STIMULATING THE ECONOMY.

The Federal Reserve (the Fed) cut short-term interest rates twice during the period--0.50% in November 2002 and 0.25% in June 2003--bringing the Fed funds target rate to a 45-year low of 1.00%. On the fiscal side, stimulus measures included tax cuts.

Consumer spending held up strongly throughout the economic downturn, bolstered in part by unprecedented activity in mortgage refinancing (as individuals took advantage of the opportunity to refinance at historically low rates). During the period, we also saw business capital spending show signs of life after declining for the past few years.

STOCK PRICES ROSE SIGNIFICANTLY OVER THE PERIOD, EVEN AS SKEPTICISM LINGERED ABOUT THE QUALITY OF THE RALLY. After more than two years of generally negative performance, U.S. equity markets reached an apparent bottom during the report period, then rose strongly, ending the period with significant gains. During the report period, the Nasdaq Composite Index rose 46%, while the S&P 500(R) Index rose nearly 21%.

One striking feature of the overall U.S. stock market during the report period is that stocks with more speculative characteristics tended to perform better than stocks with more demonstrable quality. For example, companies with low earnings or dividends generally outperformed companies with higher earnings or dividends. This held true for other measures of quality as well, such as debt to equity: those with higher levels of debt performed better than companies with lower levels of debt. Consistent with this trend, small-cap stocks (which tend to be more

                                                     Schwab Equity Index Funds 3

MANAGEMENT'S DISCUSSION continued

      Factors that have been linked to superior long-term stock performance were not the factors that investors appeared to value most during the period.

speculative) performed well during the period, and microcap stocks performed even better. Large-cap stocks lagged both groups, but still performed well.

Many market observers have asked why lower quality securities outperformed higher quality and whether it could continue. There are many possible answers, but we believe the more important point is that in the long run, quality has been shown to be a superior indicator of performance.

DESPITE THE DIVIDEND TAX CUT, DIVIDEND STOCKS UNDERPERFORMED THE OVERALL MARKET DURING THE PERIOD. Congress passed the tax cut during the period as part of the government's economic stimulus efforts. The cut reduced the double taxation of corporate dividends, thus lowering the cost of capital and encouraging investment. Since companies that pay dividends are generally more established and less speculative, we see the underperformance of these stocks as being part of the larger market trend mentioned earlier.

U.S. INVESTORS SAW GAINS OVERSEAS, HELPED BY CURRENCY TRENDS. Most foreign markets showed positive total returns for the period, and these returns were augmented by the fact that the United States dollar fell versus most major foreign currencies.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

20.80%  S&P 500(R) INDEX: measures U.S. large-cap stocks

43.37%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

27.03% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 4.91%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

              Lehman Brothers
               U.S. Aggregate   MSCI-EAFE(R)   Russell 2000(R)  S&P 500(R)
                 Bond Index      Index             Index          Index
31-Oct-02           0.00          0.00              0.00          0.00
01-Nov-02          -0.18         -0.35              2.67          1.72
08-Nov-02           0.59          0.98              1.50          1.07
15-Nov-02           0.25          1.69              3.40          2.83
22-Nov-02          -0.07          4.00              7.19          5.20
29-Nov-02          -0.03          4.54              8.92          5.89
06-Dec-02           0.52          1.29              6.37          3.21
13-Dec-02           0.86         -0.52              4.07          0.67
20-Dec-02           1.42         -0.45              3.79          1.41
27-Dec-02           1.99         -0.85              3.12         -0.85
03-Jan-03           1.36          2.96              4.80          2.93
10-Jan-03           1.18          3.07              6.46          5.13
17-Jan-03           1.83          2.26              4.25          2.23
24-Jan-03           2.20         -0.96              0.76         -2.34
31-Jan-03           2.13         -3.19              0.01         -2.95
07-Feb-03           2.47         -4.39             -3.56         -5.84
14-Feb-03           2.45         -3.79             -3.60         -5.20
21-Feb-03           2.75         -3.22             -2.01         -3.66
28-Feb-03           3.54         -5.42             -3.01         -4.40
07-Mar-03           3.83         -8.07             -4.69         -5.75
14-Mar-03           3.45         -7.78             -4.59         -5.20
21-Mar-03           2.18         -3.65              1.31          1.92
28-Mar-03           3.12         -5.36             -0.65         -1.73
04-Apr-03           3.13         -4.01              0.61          0.04
11-Apr-03           3.15         -3.78              0.10         -1.11
18-Apr-03           3.40         -0.82              3.46          1.78
25-Apr-03           3.97         -1.11              4.77          2.38
02-May-03           4.15          2.54              9.99          6.00
09-May-03           5.05          4.64             11.59          6.42
16-May-03           5.84          6.77             11.94          7.74
23-May-03           6.21          6.25             12.96          6.49
30-May-03           6.26          7.98             19.10          9.98
06-Jun-03           6.35         12.02             22.61         12.79
13-Jun-03           7.36         13.35             21.52         12.94
20-Jun-03           6.41         14.39             21.49         13.76
27-Jun-03           5.85         11.29             21.36         11.58
04-Jul-03           5.69         12.74             23.44         12.69
11-Jul-03           5.85         12.64             28.17         14.17
18-Jul-03           4.74         10.95             25.74         13.63
25-Jul-03           4.06         13.99             26.87         14.25
01-Aug-03           2.43         12.70             26.70         12.19
08-Aug-03           3.59         12.44             22.90         11.92
15-Aug-03           2.56         15.65             27.79         13.51
22-Aug-03           2.95         16.17             31.49         13.81
29-Aug-03           3.16         16.01             34.75         15.56
05-Sep-03           3.79         19.26             37.87         17.14
12-Sep-03           4.28         19.87             37.96         16.87
19-Sep-03           4.79         23.18             41.00         18.91
26-Sep-03           5.48         20.32             31.60         14.43
03-Oct-03           4.78         24.97             38.95         18.25
10-Oct-03           4.75         27.25             40.81         19.25
17-Oct-03           4.23         27.96             41.18         19.42
24-Oct-03           5.08         25.40             37.41         18.24
31-Oct-03           4.91         27.03             43.37         20.80


These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance is not an indication of future results. Data source: Charles Schwab & Co., Inc.


4 Schwab Equity Index Funds

PERFORMANCE AT A GLANCE

Total return for the 12 months ended 10/31/03

SCHWAB S&P 500 FUND
Investor Shares......................... 20.39%
Select Shares(R)........................ 20.62%
e.Shares(R)............................. 20.55%
Benchmark............................... 20.80%

Performance Details.pages 7-9

SCHWAB 1000 FUND(R)
Investor Shares......................... 21.34%
Select Shares........................... 21.52%
Benchmark............................... 21.84%

Performance Details.pages 11-12

SCHWAB SMALL-CAP INDEX FUND(R)
Investor Shares......................... 38.72%
Select Shares........................... 39.02%
Benchmark............................... 39.00%

Performance Details.pages 14-15

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)
Investor Shares......................... 23.24%
Select Shares........................... 23.50%
Benchmark............................... 24.43%

Performance Details pages 17-18

SCHWAB INTERNATIONAL INDEX FUND(R)
Investor Shares......................... 24.24%
Select Shares........................... 24.50%
Benchmark............................... 25.55%

Performance Details pages 20-21

THE FUNDS

All of the funds in this report posted double-digit total returns for the report period. October 2003, the last month of the period, was an especially strong month for the broad U.S. stock market, and marked the seventh positive month of the last eight. All funds met the goal of closely tracking their respective benchmark indices.

The SCHWAB S&P 500 FUND ended the report period up more than 20%, as the S&P 500(R) Index closed above 1050 for the first time since May of 2002. Third-quarter earnings were 5% above consensus estimates for the 79% of the companies in the index that had reported their third-quarter earnings by the time this report was written. Information technology, which had been especially hard-hit in recent years, led all sectors during the period with a notable 41% total return. Even the weakest sector, telecom services, was up 3%. The fund was again able to operate tax-efficiently, making no capital gains distribution for 2002.

The results for the SCHWAB 1000 FUND were fairly similar. The fund's inclusion of mid-cap stocks, which as a category outperformed large-caps, added about a percentage point to the index's total return compared to that of the S&P 500 Index. More than half of the fund's performance came from just two sectors: information technology and financial. The fund was again able to operate tax-efficiently, making no capital gains distribution for 2002.

With small-caps outperforming mid- and large-caps, during the period, the SCHWAB SMALL-CAP INDEX FUND was able to post total returns approaching 40% for the report period. Even the worst-performing

           ---------------------------------------------------------

Past performance does not indicate future results.

Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds' total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Each fund's share price and principal values change, and when you sell your shares they may be worth more or less than what you paid for them. For more current performance information visit www.schwab.com or call 1-800-435-4000.

Small company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.


                                                     Schwab Equity Index Funds 5

MANAGEMENT'S DISCUSSION continued

      Even the worst-performing sector in each fund posted a positive return, with formerly hard-hit sectors such as information technology leading the rebound.

sector, consumer staples, had a double-digit return (15%), while telecom rose a remarkable 76%. Historically, October has been a bad month for small-cap stocks. However, October 2003 saw small-caps gain 8% (as measured by the Schwab Small-Cap Index). Investors should note that the gains in small-caps were accompanied by high volatility: small-cap stock prices moved more than 1% a day on over 80% of the trading days during the period.

Exposure to volatile but high-performing small-cap stocks helped lift the SCHWAB TOTAL STOCK MARKET INDEX FUND(R) to a total return of more than 23%. Although small-cap stocks represent only a small portion of the fund's assets, their strong performance helped the fund modestly outpace such large-cap funds as the Schwab S&P 500 Fund. The best-performing sector, technology, was up 42%; the worst-performing, communication services, was up 5%.

Total return for the SCHWAB INTERNATIONAL INDEX FUND(R) was more than 24%. Internationally, many of the same factors appeared to be at work as in the United States. Smaller stocks led the field, with high volatility a feature of these stocks in most markets, and speculative stocks proving more popular than stocks of companies with sound fundamentals. All countries in the index posted positive total returns, led by Sweden and Canada, both of which were up by at least 50%.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed subsequent to the report date.


6 Schwab Equity Index Funds

SCHWAB S&P 500 FUND

INVESTOR SHARES PERFORMANCE as of 10/31/03

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                                   Fund Category:
                                    Fund:          Benchmark:        MORNINGSTAR
                                  INVESTOR         S&P 500(R)        LARGE-CAP
                                   SHARES            INDEX             BLEND
1 YEAR                             20.39%            20.80%            19.40%
5 YEARS                             0.23%             0.53%             0.72%
SINCE INCEPTION: 5/1/96             7.77%             8.19%             6.53%

                                               1 YEAR                     5 YEARS                SINCE INCEPTION
                                               ------                     -------                ---------------
                                                   MORNINGSTAR                 MORNINGSTAR               MORNINGSTAR
                                       INVESTOR     LARGE-CAP      INVESTOR     LARGE-CAP     INVESTOR    LARGE-CAP
TOTAL RETURNS AFTER TAX                 SHARES        BLEND         SHARES        BLEND        SHARES       BLEND
--------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)      19.71%        17.07%        -0.17%        -0.61%        7.39%        n/a
--------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)     13.13%        10.62%         0.00%         0.26%        6.29%        n/a
--------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$17,539  INVESTOR SHARES
$18,054  S&P 500 INDEX

[LINE GRAPH]

               Investor     S&P 500
                Shares       Index
30-Apr-96      $10,000      $10,000
31-May-96      $10,250      $10,257
30-Jun-96      $10,290      $10,296
31-Jul-96       $9,840       $9,841
31-Aug-96      $10,040      $10,049
30-Sep-96      $10,600      $10,613
31-Oct-96      $10,880      $10,906
30-Nov-96      $11,690      $11,731
31-Dec-96      $11,462      $11,498
31-Jan-97      $12,157      $12,216
28-Feb-97      $12,248      $12,312
31-Mar-97      $11,744      $11,808
30-Apr-97      $12,430      $12,511
31-May-97      $13,186      $13,272
30-Jun-97      $13,760      $13,867
31-Jul-97      $14,849      $14,969
31-Aug-97      $14,012      $14,131
30-Sep-97      $14,778      $14,904
31-Oct-97      $14,284      $14,406
30-Nov-97      $14,930      $15,073
31-Dec-97      $15,184      $15,332
31-Jan-98      $15,357      $15,502
28-Feb-98      $16,455      $16,620
31-Mar-98      $17,289      $17,471
30-Apr-98      $17,452      $17,647
31-May-98      $17,147      $17,344
30-Jun-98      $17,838      $18,048
31-Jul-98      $17,645      $17,857
31-Aug-98      $15,092      $15,278
30-Sep-98      $16,058      $16,257
31-Oct-98      $17,340      $17,579
30-Nov-98      $18,387      $18,645
31-Dec-98      $19,443      $19,718
31-Jan-99      $20,253      $20,543
28-Feb-99      $19,617      $19,904
31-Mar-99      $20,397      $20,700
30-Apr-99      $21,176      $21,501
31-May-99      $20,663      $20,994
30-Jun-99      $21,812      $22,159
31-Jul-99      $21,125      $21,467
31-Aug-99      $21,012      $21,360
30-Sep-99      $20,428      $20,775
31-Oct-99      $21,709      $22,090
30-Nov-99      $22,150      $22,539
31-Dec-99      $23,448      $23,866
31-Jan-00      $22,266      $22,668
29-Feb-00      $21,841      $22,239
31-Mar-00      $23,967      $24,414
30-Apr-00      $23,241      $23,679
31-May-00      $22,753      $23,194
30-Jun-00      $23,313      $23,767
31-Jul-00      $22,940      $23,396
31-Aug-00      $24,361      $24,849
30-Sep-00      $23,075      $23,537
31-Oct-00      $22,971      $23,438
30-Nov-00      $21,156      $21,591
31-Dec-00      $21,261      $21,697
31-Jan-01      $22,014      $22,467
28-Feb-01      $19,996      $20,418
31-Mar-01      $18,730      $19,124
30-Apr-01      $20,174      $20,610
31-May-01      $20,310      $20,748
30-Jun-01      $19,808      $20,244
31-Jul-01      $19,609      $20,045
31-Aug-01      $18,375      $18,790
30-Sep-01      $16,890      $17,272
31-Oct-01      $17,204      $17,602
30-Nov-01      $18,521      $18,952
31-Dec-01      $18,678      $19,119
31-Jan-02      $18,403      $18,840
28-Feb-02      $18,044      $18,476
31-Mar-02      $18,710      $19,171
30-Apr-02      $17,579      $18,009
31-May-02      $17,442      $17,876
30-Jun-02      $16,195      $16,603
31-Jul-02      $14,938      $15,310
31-Aug-02      $15,023      $15,409
30-Sep-02      $13,396      $13,734
31-Oct-02      $14,568      $14,943
30-Nov-02      $15,424      $15,823
31-Dec-02      $14,516      $14,894
31-Jan-03      $14,130      $14,504
28-Feb-03      $13,915      $14,286
31-Mar-03      $14,044      $14,425
30-Apr-03      $15,202      $15,614
31-May-03      $15,995      $16,436
30-Jun-03      $16,188      $16,647
31-Jul-03      $16,478      $16,940
31-Aug-03      $16,788      $17,270
30-Sep-03      $16,606      $17,087
31-Oct-03      $17,539      $18,054

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/03 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                     Schwab Equity Index Funds 7

SCHWAB S&P 500 FUND

SELECT SHARES(R) PERFORMANCE as of 10/31/03

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                                   Fund Category:
                                    Fund:          Benchmark:       MORNINGSTAR
                                   SELECT          S&P 500(R)        LARGE-CAP
                                   SHARES            INDEX             BLEND
1 YEAR                             20.62%            20.80%            19.40%
5 YEARS                             0.39%             0.53%             0.72%
SINCE INCEPTION: 5/19/97            4.99%             5.18%             4.30%

                                               1 YEAR                     5 YEARS                SINCE INCEPTION
                                               ------                     -------                ---------------
                                                   MORNINGSTAR                 MORNINGSTAR               MORNINGSTAR
                                        SELECT      LARGE-CAP       SELECT      LARGE-CAP      SELECT    LARGE-CAP
TOTAL RETURNS AFTER TAX                 SHARES        BLEND         SHARES        BLEND        SHARES       BLEND
--------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)      19.86%        17.07%        -0.07%        -0.61%        4.56%        n/a
--------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)     13.26%        10.62%         0.10%         0.26%        3.88%        n/a
--------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$68,480  SELECT SHARES
$69,281  S&P 500 INDEX

[LINE GRAPH]

               Select       S&P 500
               Shares        Index
19-May-97      $50,000      $50,000
31-May-97      $50,935      $50,930
30-Jun-97      $53,190      $53,212
31-Jul-97      $57,395      $57,442
31-Aug-97      $54,165      $54,225
30-Sep-97      $57,120      $57,191
31-Oct-97      $55,215      $55,281
30-Nov-97      $57,745      $57,841
31-Dec-97      $58,745      $58,836
31-Jan-98      $59,375      $59,489
28-Feb-98      $63,660      $63,778
31-Mar-98      $66,880      $67,043
30-Apr-98      $67,550      $67,720
31-May-98      $66,370      $66,556
30-Jun-98      $69,040      $69,258
31-Jul-98      $68,295      $68,524
31-Aug-98      $58,435      $58,629
30-Sep-98      $62,165      $62,387
31-Oct-98      $67,155      $67,459
30-Nov-98      $71,245      $71,547
31-Dec-98      $75,340      $75,668
31-Jan-99      $78,475      $78,831
28-Feb-99      $76,015      $76,379
31-Mar-99      $79,030      $79,434
30-Apr-99      $82,085      $82,509
31-May-99      $80,140      $80,561
30-Jun-99      $84,545      $85,033
31-Jul-99      $81,885      $82,380
31-Aug-99      $81,490      $81,968
30-Sep-99      $79,230      $79,721
31-Oct-99      $84,230      $84,767
30-Nov-99      $85,935      $86,491
31-Dec-99      $91,000      $91,585
31-Jan-00      $86,420      $86,987
29-Feb-00      $84,770      $85,341
31-Mar-00      $93,050      $93,687
30-Apr-00      $90,235      $90,867
31-May-00      $88,350      $89,004
30-Jun-00      $90,515      $91,203
31-Jul-00      $89,110      $89,780
31-Aug-00      $94,655      $95,356
30-Sep-00      $89,635      $90,322
31-Oct-00      $89,230      $89,942
30-Nov-00      $82,200      $82,855
31-Dec-00      $82,655      $83,261
31-Jan-01      $85,540      $86,217
28-Feb-01      $77,745      $78,354
31-Mar-01      $72,835      $73,386
30-Apr-01      $78,480      $79,088
31-May-01      $78,965      $79,618
30-Jun-01      $77,055      $77,683
31-Jul-01      $76,285      $76,922
31-Aug-01      $71,500      $72,107
30-Sep-01      $65,735      $66,280
31-Oct-01      $66,955      $67,546
30-Nov-01      $72,065      $72,727
31-Dec-01      $72,700      $73,367
31-Jan-02      $71,635      $72,296
28-Feb-02      $70,240      $70,901
31-Mar-02      $72,865      $73,567
30-Apr-02      $68,430      $69,108
31-May-02      $67,940      $68,597
30-Jun-02      $63,095      $63,713
31-Jul-02      $58,170      $58,750
31-Aug-02      $58,580      $59,132
30-Sep-02      $52,175      $52,704
31-Oct-02      $56,775      $57,342
30-Nov-02      $60,140      $60,719
31-Dec-02      $56,585      $57,155
31-Jan-03      $55,085      $55,658
28-Feb-03      $54,250      $54,823
31-Mar-03      $54,790      $55,355
30-Apr-03      $59,300      $59,916
31-May-03      $62,430      $63,073
30-Jun-03      $63,180      $63,881
31-Jul-03      $64,305      $65,005
31-Aug-03      $65,560      $66,273
30-Sep-03      $64,850      $65,570
31-Oct-03      $68,480      $69,281

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/03 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


8 Schwab Equity Index Funds

SCHWAB S&P 500 FUND

e.SHARES(R) PERFORMANCE as of 10/31/03

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's e.Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                                    Fund Category:
                                                    Benchmark:       MORNINGSTAR
                                    Fund:           S&P 500(R)       LARGE-CAP
                                  e.SHARES           INDEX             BLEND
1 YEAR                             20.55%            20.80%            19.40%
5 YEARS                             0.30%             0.53%             0.72%
SINCE INCEPTION: 5/1/96             7.87%             8.19%             6.53%

                                               1 YEAR                     5 YEARS                SINCE INCEPTION
                                               ------                     -------                ---------------
                                                   MORNINGSTAR                 MORNINGSTAR               MORNINGSTAR
                                                    LARGE-CAP                   LARGE-CAP                 LARGE-CAP
TOTAL RETURNS AFTER TAX               e.SHARES        BLEND       e.SHARES        BLEND       e.SHARES      BLEND
--------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)     19.84%         17.07%        -0.14%        -0.61%        7.45%        n/a
--------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)    13.22%         10.62%         0.04%         0.26%        6.35%        n/a
--------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's e.Shares, compared with a similar investment in its benchmark.

$17,656  e.SHARES
$18,054  S&P 500 INDEX

[LINE GRAPH]

                            S&P 500
               e.Shares      Index
30-Apr-96      $10,000      $10,000
31-May-96      $10,250      $10,257
30-Jun-96      $10,290      $10,296
31-Jul-96       $9,840       $9,841
31-Aug-96      $10,050      $10,049
30-Sep-96      $10,600      $10,613
31-Oct-96      $10,890      $10,906
30-Nov-96      $11,710      $11,731
31-Dec-96      $11,473      $11,498
31-Jan-97      $12,179      $12,216
28-Feb-97      $12,270      $12,312
31-Mar-97      $11,766      $11,808
30-Apr-97      $12,452      $12,511
31-May-97      $13,209      $13,272
30-Jun-97      $13,794      $13,867
31-Jul-97      $14,873      $14,969
31-Aug-97      $14,036      $14,131
30-Sep-97      $14,803      $14,904
31-Oct-97      $14,318      $14,406
30-Nov-97      $14,964      $15,073
31-Dec-97      $15,227      $15,332
31-Jan-98      $15,390      $15,502
28-Feb-98      $16,490      $16,620
31-Mar-98      $17,336      $17,471
30-Apr-98      $17,499      $17,647
31-May-98      $17,193      $17,344
30-Jun-98      $17,886      $18,048
31-Jul-98      $17,692      $17,857
31-Aug-98      $15,136      $15,278
30-Sep-98      $16,103      $16,257
31-Oct-98      $17,397      $17,579
30-Nov-98      $18,446      $18,645
31-Dec-98      $19,504      $19,718
31-Jan-99      $20,316      $20,543
28-Feb-99      $19,679      $19,904
31-Mar-99      $20,459      $20,700
30-Apr-99      $21,240      $21,501
31-May-99      $20,737      $20,994
30-Jun-99      $21,878      $22,159
31-Jul-99      $21,199      $21,467
31-Aug-99      $21,086      $21,360
30-Sep-99      $20,501      $20,775
31-Oct-99      $21,795      $22,090
30-Nov-99      $22,227      $22,539
31-Dec-99      $23,536      $23,866
31-Jan-00      $22,350      $22,668
29-Feb-00      $21,924      $22,239
31-Mar-00      $24,057      $24,414
30-Apr-00      $23,328      $23,679
31-May-00      $22,850      $23,194
30-Jun-00      $23,401      $23,767
31-Jul-00      $23,037      $23,396
31-Aug-00      $24,462      $24,849
30-Sep-00      $23,172      $23,537
31-Oct-00      $23,068      $23,438
30-Nov-00      $21,247      $21,591
31-Dec-00      $21,364      $21,697
31-Jan-01      $22,110      $22,467
28-Feb-01      $20,092      $20,418
31-Mar-01      $18,821      $19,124
30-Apr-01      $20,271      $20,610
31-May-01      $20,407      $20,748
30-Jun-01      $19,903      $20,244
31-Jul-01      $19,703      $20,045
31-Aug-01      $18,463      $18,790
30-Sep-01      $16,971      $17,272
31-Oct-01      $17,297      $17,602
30-Nov-01      $18,610      $18,952
31-Dec-01      $18,768      $19,119
31-Jan-02      $18,492      $18,840
28-Feb-02      $18,141      $18,476
31-Mar-02      $18,810      $19,171
30-Apr-02      $17,674      $18,009
31-May-02      $17,536      $17,876
30-Jun-02      $16,282      $16,603
31-Jul-02      $15,019      $15,310
31-Aug-02      $15,114      $15,409
30-Sep-02      $13,468      $13,734
31-Oct-02      $14,647      $14,943
30-Nov-02      $15,507      $15,823
31-Dec-02      $14,593      $14,894
31-Jan-03      $14,216      $14,504
28-Feb-03      $14,000      $14,286
31-Mar-03      $14,129      $14,425
30-Apr-03      $15,294      $15,614
31-May-03      $16,092      $16,436
30-Jun-03      $16,297      $16,647
31-Jul-03      $16,578      $16,940
31-Aug-03      $16,890      $17,270
30-Sep-03      $16,707      $17,087
31-Oct-03      $17,656      $18,054

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/03 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                     Schwab Equity Index Funds 9

SCHWAB S&P 500 FUND

FUND FACTS as of 10/31/03

FUND CATEGORY 1

[GRAPHIC]

                        INVESTMENT STYLE
MARKET CAP      Value        Blend        Growth
   Large        / /          /X/          / /
   Medium       / /          / /          / /
   Small        / /          / /          / /

STATISTICS

NUMBER OF HOLDINGS                                    502
----------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)       $86,757
----------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                           22.3
----------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                3.2
----------------------------------------------------------
PORTFOLIO TURNOVER RATE                                 3%
----------------------------------------------------------

TOP HOLDINGS 2

                                                % OF
SECURITY                                      NET ASSETS
--------------------------------------------------------
(1)   GENERAL ELECTRIC CO.                      3.0%
--------------------------------------------------------
(2)   MICROSOFT CORP.                           2.9%
--------------------------------------------------------
(3)   WAL-MART STORES, INC.                     2.6%
--------------------------------------------------------
(4)   PFIZER, INC.                              2.5%
--------------------------------------------------------
(5)   CITIGROUP, INC.                           2.5%
--------------------------------------------------------
(6)   EXXON MOBIL CORP.                         2.5%
--------------------------------------------------------
(7)   INTEL CORP.                               2.2%
--------------------------------------------------------
(8)   AMERICAN INTERNATIONAL GROUP, INC.        1.6%
--------------------------------------------------------
(9)   INTERNATIONAL BUSINESS MACHINES CORP.     1.6%
--------------------------------------------------------
(10)  JOHNSON & JOHNSON                         1.5%
--------------------------------------------------------
      TOTAL                                    22.9%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

 31.7%  CONSUMER NON-DURABLES
 21.1%  FINANCE
 20.4%  TECHNOLOGY
  6.6%  MATERIALS & SERVICES
  6.1%  UTILITIES
  5.5%  ENERGY
  5.2%  CAPITAL GOODS
  1.7%  TRANSPORTATION
  1.6%  CONSUMER DURABLES
  0.1%  OTHER

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/03, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.


10 Schwab Equity Index Funds

SCHWAB 1000 FUND(R)

INVESTOR SHARES PERFORMANCE as of 10/31/03

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                                   Fund Category:
                                    Fund:           Benchmark:      MORNINGSTAR
                                  INVESTOR         SCHWAB 1000       LARGE-CAP
                                   SHARES            INDEX(R)          BLEND
1 YEAR                             21.34%            21.84%            19.40%
5 YEARS                             1.09%             1.35%             0.72%
10 YEARS                           10.06%            10.48%             8.72%

                                               1 YEAR                      5 YEARS                   10 YEARS
                                               ------                      -------                   --------
                                                   MORNINGSTAR                 MORNINGSTAR               MORNINGSTAR
                                       INVESTOR     LARGE-CAP      INVESTOR     LARGE-CAP      INVESTOR   LARGE-CAP
TOTAL RETURNS AFTER TAX                 SHARES       BLEND          SHARES       BLEND          SHARES      BLEND
--------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)      20.74%       17.07%          0.75%       -0.61%          9.59%      6.71%
--------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)     13.76%       10.62%          0.71%        0.26%          8.31%      6.57%
--------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

$26,099  INVESTOR SHARES
$27,104  SCHWAB 1000 INDEX
$26,959  S&P 500 INDEX

[LINE GRAPH]

                             Schwab
               Investor       1000       S&P 500
                Shares       Index        Index
31-Oct-93      $10,000      $10,000      $10,000
30-Nov-93       $9,860       $9,859       $9,905
31-Dec-93      $10,035      $10,034      $10,025
31-Jan-94      $10,340      $10,353      $10,366
28-Feb-94      $10,075      $10,092      $10,085
31-Mar-94       $9,629       $9,645       $9,646
30-Apr-94       $9,739       $9,759       $9,770
31-May-94       $9,856       $9,878       $9,929
30-Jun-94       $9,589       $9,614       $9,686
31-Jul-94       $9,897       $9,929      $10,003
31-Aug-94      $10,315      $10,360      $10,412
30-Sep-94      $10,079      $10,125      $10,158
31-Oct-94      $10,276      $10,322      $10,386
30-Nov-94       $9,905       $9,953      $10,008
31-Dec-94      $10,024      $10,082      $10,156
31-Jan-95      $10,280      $10,342      $10,419
28-Feb-95      $10,687      $10,766      $10,824
31-Mar-95      $10,966      $11,055      $11,144
30-Apr-95      $11,237      $11,334      $11,471
31-May-95      $11,644      $11,753      $11,929
30-Jun-95      $11,954      $12,077      $12,206
31-Jul-95      $12,409      $12,531      $12,610
31-Aug-95      $12,504      $12,629      $12,641
30-Sep-95      $12,999      $13,145      $13,175
31-Oct-95      $12,936      $13,079      $13,127
30-Nov-95      $13,494      $13,656      $13,702
31-Dec-95      $13,694      $13,860      $13,967
31-Jan-96      $14,098      $14,281      $14,442
29-Feb-96      $14,308      $14,493      $14,576
31-Mar-96      $14,437      $14,633      $14,716
30-Apr-96      $14,680      $14,882      $14,932
31-May-96      $15,028      $15,242      $15,316
30-Jun-96      $14,987      $15,218      $15,374
31-Jul-96      $14,276      $14,496      $14,694
31-Aug-96      $14,664      $14,887      $15,005
30-Sep-96      $15,481      $15,721      $15,848
31-Oct-96      $15,796      $16,038      $16,285
30-Nov-96      $16,936      $17,200      $17,516
31-Dec-96      $16,649      $16,920      $17,169
31-Jan-97      $17,606      $17,900      $18,241
28-Feb-97      $17,672      $17,963      $18,385
31-Mar-97      $16,886      $17,179      $17,631
30-Apr-97      $17,795      $18,086      $18,682
31-May-97      $18,924      $19,255      $19,818
30-Jun-97      $19,710      $20,069      $20,706
31-Jul-97      $21,306      $21,689      $22,352
31-Aug-97      $20,283      $20,664      $21,100
30-Sep-97      $21,372      $21,775      $22,254
31-Oct-97      $20,667      $21,060      $21,511
30-Nov-97      $21,535      $21,958      $22,507
31-Dec-97      $21,963      $22,398      $22,894
31-Jan-98      $22,120      $22,570      $23,148
28-Feb-98      $23,749      $24,253      $24,817
31-Mar-98      $24,956      $25,509      $26,088
30-Apr-98      $25,213      $25,787      $26,351
31-May-98      $24,659      $25,224      $25,898
30-Jun-98      $25,651      $26,236      $26,949
31-Jul-98      $25,295      $25,870      $26,664
31-Aug-98      $21,517      $22,007      $22,813
30-Sep-98      $22,905      $23,446      $24,276
31-Oct-98      $24,725      $25,342      $26,249
30-Nov-98      $26,263      $26,923      $27,840
31-Dec-98      $27,928      $28,628      $29,444
31-Jan-99      $28,986      $29,716      $30,674
28-Feb-99      $28,012      $28,750      $29,720
31-Mar-99      $29,136      $29,895      $30,909
30-Apr-99      $30,320      $31,129      $32,105
31-May-99      $29,620      $30,419      $31,348
30-Jun-99      $31,095      $31,958      $33,088
31-Jul-99      $30,103      $30,940      $32,055
31-Aug-99      $29,812      $30,686      $31,895
30-Sep-99      $29,019      $29,774      $31,021
31-Oct-99      $30,937      $31,783      $32,984
30-Nov-99      $31,687      $32,525      $33,655
31-Dec-99      $33,794      $34,704      $35,637
31-Jan-00      $32,208      $33,087      $33,848
29-Feb-00      $32,216      $33,130      $33,207
31-Mar-00      $35,001      $36,012      $36,455
30-Apr-00      $33,684      $34,660      $35,358
31-May-00      $32,803      $33,758      $34,633
30-Jun-00      $33,684      $34,682      $35,488
31-Jul-00      $33,190      $34,150      $34,935
31-Aug-00      $35,438      $36,472      $37,105
30-Sep-00      $33,802      $34,787      $35,146
31-Oct-00      $33,517      $34,510      $34,998
30-Nov-00      $30,656      $31,568      $32,240
31-Dec-00      $31,018      $31,934      $32,398
31-Jan-01      $32,073      $32,999      $33,548
28-Feb-01      $29,101      $29,941      $30,489
31-Mar-01      $27,117      $27,904      $28,556
30-Apr-01      $29,329      $30,197      $30,775
31-May-01      $29,515      $30,395      $30,981
30-Jun-01      $28,864      $29,732      $30,228
31-Jul-01      $28,476      $29,342      $29,932
31-Aug-01      $26,661      $27,481      $28,058
30-Sep-01      $24,423      $25,178      $25,791
31-Oct-01      $24,971      $25,753      $26,283
30-Nov-01      $26,880      $27,725      $28,299
31-Dec-01      $27,216      $28,081      $28,548
31-Jan-02      $26,901      $27,761      $28,132
28-Feb-02      $26,381      $27,234      $27,589
31-Mar-02      $27,438      $28,334      $28,626
30-Apr-02      $25,947      $26,802      $26,891
31-May-02      $25,700      $26,551      $26,692
30-Jun-02      $23,843      $24,633      $24,792
31-Jul-02      $22,054      $22,789      $22,860
31-Aug-02      $22,191      $22,936      $23,009
30-Sep-02      $19,882      $20,553      $20,508
31-Oct-02      $21,509      $22,246      $22,313
30-Nov-02      $22,753      $23,535      $23,627
31-Dec-02      $21,449      $22,189      $22,240
31-Jan-03      $20,913      $21,648      $21,657
28-Feb-03      $20,569      $21,296      $21,332
31-Mar-03      $20,801      $21,537      $21,539
30-Apr-03      $22,458      $23,257      $23,314
31-May-03      $23,674      $24,534      $24,543
30-Jun-03      $23,976      $24,854      $24,857
31-Jul-03      $24,460      $25,363      $25,295
31-Aug-03      $24,960      $25,900      $25,788
30-Sep-03      $24,666      $25,607      $25,514
31-Oct-03      $26,099      $27,104      $26,959

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/03 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 11

SCHWAB 1000 FUND(R)

SELECT SHARES(R) PERFORMANCE as of 10/31/03

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                                 Fund Category:
                                  Fund:        Benchmark:         MORNINGSTAR
                                  SELECT       SCHWAB 1000         LARGE-CAP
                                  SHARES        INDEX(R)             BLEND
1 YEAR                            21.52%         21.84%              19.40%
5 YEARS                            1.22%          1.35%               0.72%
SINCE INCEPTION: 5/19/97           5.58%          5.78%               4.30%

                                               1 YEAR                     5 YEARS                SINCE INCEPTION
                                               ------                     -------                ---------------
                                                   MORNINGSTAR                 MORNINGSTAR               MORNINGSTAR
                                       SELECT       LARGE-CAP      SELECT       LARGE-CAP      SELECT     LARGE-CAP
TOTAL RETURNS AFTER TAX                SHARES         BLEND        SHARES         BLEND        SHARES       BLEND
--------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)     20.87%        17.07%        0.83%         -0.61%         5.20%        n/a
--------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)    13.87%        10.62%        0.79%          0.26%         4.39%        n/a
--------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

$70,990  SELECT SHARES
$71,880  SCHWAB 1000 INDEX
$69,281  S&P 500 INDEX

[LINE GRAPH]

                            Schwab
               Select        1000        S&P 500
               Shares       Index         Index
19-May-97      $50,000      $50,000      $50,000
31-May-97      $51,040      $51,064      $50,930
30-Jun-97      $53,180      $53,222      $53,212
31-Jul-97      $57,490      $57,518      $57,442
31-Aug-97      $54,750      $54,801      $54,225
30-Sep-97      $57,685      $57,746      $57,191
31-Oct-97      $55,785      $55,851      $55,281
30-Nov-97      $58,150      $58,233      $57,841
31-Dec-97      $59,325      $59,398      $58,836
31-Jan-98      $59,725      $59,855      $59,489
28-Feb-98      $64,145      $64,318      $63,778
31-Mar-98      $67,405      $67,648      $67,043
30-Apr-98      $68,100      $68,387      $67,720
31-May-98      $66,625      $66,893      $66,556
30-Jun-98      $69,305      $69,578      $69,258
31-Jul-98      $68,345      $68,606      $68,524
31-Aug-98      $58,140      $58,362      $58,629
30-Sep-98      $61,915      $62,179      $62,387
31-Oct-98      $66,825      $67,206      $67,459
30-Nov-98      $71,000      $71,400      $71,547
31-Dec-98      $75,505      $75,922      $75,668
31-Jan-99      $78,385      $78,805      $78,831
28-Feb-99      $75,750      $76,244      $76,379
31-Mar-99      $78,795      $79,282      $79,434
30-Apr-99      $82,015      $82,553      $82,509
31-May-99      $80,120      $80,671      $80,561
30-Jun-99      $84,110      $84,753      $85,033
31-Jul-99      $81,450      $82,052      $82,380
31-Aug-99      $80,665      $81,380      $81,968
30-Sep-99      $78,545      $78,960      $79,721
31-Oct-99      $83,725      $84,287      $84,767
30-Nov-99      $85,755      $86,255      $86,491
31-Dec-99      $91,470      $92,034      $91,585
31-Jan-00      $87,180      $87,747      $86,987
29-Feb-00      $87,225      $87,861      $85,341
31-Mar-00      $94,765      $95,504      $93,687
30-Apr-00      $91,200      $91,917      $90,867
31-May-00      $88,835      $89,525      $89,004
30-Jun-00      $91,220      $91,977      $91,203
31-Jul-00      $89,905      $90,566      $89,780
31-Aug-00      $95,990      $96,722      $95,356
30-Sep-00      $91,585      $92,255      $90,322
31-Oct-00      $90,810      $91,519      $89,942
30-Nov-00      $83,065      $83,717      $82,855
31-Dec-00      $84,050      $84,689      $83,261
31-Jan-01      $86,935      $87,511      $86,217
28-Feb-01      $78,875      $79,404      $78,354
31-Mar-01      $73,515      $74,002      $73,386
30-Apr-01      $79,515      $80,081      $79,088
31-May-01      $80,020      $80,608      $79,618
30-Jun-01      $78,280      $78,847      $77,683
31-Jul-01      $77,225      $77,815      $76,922
31-Aug-01      $72,325      $72,879      $72,107
30-Sep-01      $66,255      $66,771      $66,280
31-Oct-01      $67,745      $68,296      $67,546
30-Nov-01      $72,920      $73,526      $72,727
31-Dec-01      $73,845      $74,470      $73,367
31-Jan-02      $72,990      $73,622      $72,296
28-Feb-02      $71,600      $72,223      $70,901
31-Mar-02      $74,445      $75,140      $73,567
30-Apr-02      $70,445      $71,078      $69,108
31-May-02      $69,775      $70,413      $68,597
30-Jun-02      $64,710      $65,326      $63,713
31-Jul-02      $59,875      $60,436      $58,750
31-Aug-02      $60,245      $60,827      $59,132
30-Sep-02      $53,980      $54,506      $52,704
31-Oct-02      $58,420      $58,995      $57,342
30-Nov-02      $61,795      $62,414      $60,719
31-Dec-02      $58,255      $58,846      $57,155
31-Jan-03      $56,805      $57,410      $55,658
28-Feb-03      $55,865      $56,475      $54,823
31-Mar-03      $56,500      $57,115      $55,355
30-Apr-03      $61,025      $61,676      $59,916
31-May-03      $64,355      $65,062      $63,073
30-Jun-03      $65,175      $65,913      $63,881
31-Jul-03      $66,490      $67,261      $65,005
31-Aug-03      $67,875      $68,686      $66,273
30-Sep-03      $67,075      $67,908      $65,570
31-Oct-03      $70,990      $71,880      $69,281

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/03 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


12 Schwab Equity Index Funds

SCHWAB 1000 FUND(R)

FUND FACTS as of 10/31/03

FUND CATEGORY 1

[GRAPHIC]

                        INVESTMENT STYLE
MARKET CAP      Value        Blend        Growth
   Large        / /          /X/          / /
   Medium       / /          / /          / /
   Small        / /          / /          / /

STATISTICS

NUMBER OF HOLDINGS                                    989
----------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)       $77,401
----------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                           22.4
----------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                3.1
----------------------------------------------------------
PORTFOLIO TURNOVER RATE                                 5%
----------------------------------------------------------

TOP HOLDINGS 2

                                                % OF
SECURITY                                      NET ASSETS
--------------------------------------------------------
(1)   GENERAL ELECTRIC CO.                      2.6%
--------------------------------------------------------
(2)   MICROSOFT CORP.                           2.6%
--------------------------------------------------------
(3)   WAL-MART STORES, INC.                     2.3%
--------------------------------------------------------
(4)   PFIZER, INC.                              2.2%
--------------------------------------------------------
(5)   CITIGROUP, INC.                           2.2%
--------------------------------------------------------
(6)   EXXON MOBIL CORP.                         2.2%
--------------------------------------------------------
(7)   INTEL CORP.                               1.9%
--------------------------------------------------------
(8)   AMERICAN INTERNATIONAL GROUP, INC.        1.4%
--------------------------------------------------------
(9)   INTERNATIONAL BUSINESS MACHINES CORP      1.4%
--------------------------------------------------------
(10)  JOHNSON & JOHNSON                         1.4%
--------------------------------------------------------
      TOTAL                                    20.2%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

31.0%  CONSUMER NON-DURABLES
22.6%  FINANCE
19.5%  TECHNOLOGY
 7.2%  MATERIALS & SERVICES
 6.2%  UTILITIES
 5.0%  ENERGY
 4.8%  CAPITAL GOODS
 2.0%  CONSUMER DURABLES
 1.7%  TRANSPORTATION

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/03, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.


                                                    Schwab Equity Index Funds 13

SCHWAB SMALL-CAP INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 10/31/03

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                  Benchmark:      Fund Category:
                                   Fund:           SCHWAB          MORNINGSTAR
                                  INVESTOR        SMALL-CAP         SMALL-CAP
                                   SHARES          INDEX(R)           BLEND
1 YEAR                             38.72%           39.00%            37.84%
5 YEARS                             8.50%            9.14%            11.38%
SINCE INCEPTION: 12/3/93            9.05%           10.06%            10.00%

                                               1 YEAR                     5 YEARS                SINCE INCEPTION
                                               ------                     -------                ---------------
                                                   MORNINGSTAR                 MORNINGSTAR               MORNINGSTAR
                                      INVESTOR      SMALL-CAP     INVESTOR      SMALL-CAP     INVESTOR    SMALL-CAP
TOTAL RETURNS AFTER TAX                SHARES         BLEND        SHARES         BLEND        SHARES       BLEND
--------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)     38.17%         35.45%        7.16%         9.77%         8.28%        n/a
--------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)    25.04%         22.22%        6.53%         8.74%         7.40%        n/a
--------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

$23,616  INVESTOR SHARES
$25,881  SCHWAB SMALL-CAP INDEX
$23,834  RUSSELL 2000 INDEX

[LINE GRAPH]

                             Schwab      Russell
               Investor    Small-Cap       2000
                Shares       Index        Index
03-Dec-93      $10,000      $10,000      $10,000
31-Dec-93      $10,154      $10,234      $10,186
31-Jan-94      $10,394      $10,469      $10,505
28-Feb-94      $10,334      $10,430      $10,467
31-Mar-94       $9,783       $9,871       $9,915
30-Apr-94       $9,753       $9,847       $9,974
31-May-94       $9,613       $9,692       $9,861
30-Jun-94       $9,333       $9,419       $9,529
31-Jul-94       $9,493       $9,614       $9,685
31-Aug-94      $10,134      $10,249      $10,225
30-Sep-94      $10,094      $10,191      $10,190
31-Oct-94      $10,064      $10,149      $10,149
30-Nov-94       $9,663       $9,767       $9,739
31-Dec-94       $9,841      $10,000      $10,000
31-Jan-95       $9,730       $9,838       $9,874
28-Feb-95      $10,082      $10,229      $10,285
31-Mar-95      $10,334      $10,442      $10,461
30-Apr-95      $10,566      $10,671      $10,693
31-May-95      $10,717      $10,809      $10,877
30-Jun-95      $11,211      $11,356      $11,441
31-Jul-95      $11,866      $12,021      $12,100
31-Aug-95      $12,077      $12,270      $12,351
30-Sep-95      $12,309      $12,510      $12,572
31-Oct-95      $11,785      $11,910      $12,010
30-Nov-95      $12,329      $12,482      $12,514
31-Dec-95      $12,562      $12,782      $12,845
31-Jan-96      $12,491      $12,749      $12,831
29-Feb-96      $12,967      $13,261      $13,231
31-Mar-96      $13,170      $13,492      $13,501
30-Apr-96      $13,899      $14,206      $14,223
31-May-96      $14,384      $14,692      $14,784
30-Jun-96      $13,848      $14,222      $14,176
31-Jul-96      $12,643      $13,075      $12,938
31-Aug-96      $13,413      $13,904      $13,690
30-Sep-96      $14,010      $14,416      $14,225
31-Oct-96      $13,757      $14,169      $14,006
30-Nov-96      $14,344      $14,733      $14,583
31-Dec-96      $14,508      $15,007      $14,965
31-Jan-97      $14,895      $15,361      $15,265
28-Feb-97      $14,376      $14,986      $14,895
31-Mar-97      $13,654      $14,257      $14,192
30-Apr-97      $13,756      $14,299      $14,232
31-May-97      $15,383      $16,050      $15,815
30-Jun-97      $16,125      $16,880      $16,493
31-Jul-97      $17,213      $17,842      $17,260
31-Aug-97      $17,538      $18,243      $17,655
30-Sep-97      $18,850      $19,675      $18,948
31-Oct-97      $18,026      $18,816      $18,116
30-Nov-97      $17,843      $18,645      $17,998
31-Dec-97      $18,236      $19,035      $18,313
31-Jan-98      $17,787      $18,736      $18,024
28-Feb-98      $19,195      $20,285      $19,356
31-Mar-98      $20,042      $21,199      $20,153
30-Apr-98      $20,144      $21,344      $20,264
31-May-98      $18,930      $20,090      $19,172
30-Jun-98      $18,960      $20,146      $19,212
31-Jul-98      $17,471      $18,597      $17,656
31-Aug-98      $14,062      $15,011      $14,227
30-Sep-98      $14,991      $15,953      $15,341
31-Oct-98      $15,705      $16,709      $15,967
30-Nov-98      $16,532      $17,576      $16,804
31-Dec-98      $17,584      $18,719      $17,844
31-Jan-99      $17,617      $18,800      $18,081
28-Feb-99      $16,145      $17,229      $16,617
31-Mar-99      $16,372      $17,559      $16,876
30-Apr-99      $17,660      $19,165      $18,388
31-May-99      $17,974      $19,500      $18,656
30-Jun-99      $18,969      $20,778      $19,500
31-Jul-99      $18,872      $20,615      $18,965
31-Aug-99      $18,309      $20,033      $18,264
30-Sep-99      $18,493      $20,204      $18,267
31-Oct-99      $18,839      $20,537      $18,342
30-Nov-99      $20,008      $21,820      $19,437
31-Dec-99      $21,839      $23,899      $21,637
31-Jan-00      $21,015      $23,005      $21,289
29-Feb-00      $23,801      $26,015      $24,804
31-Mar-00      $23,075      $25,333      $23,169
30-Apr-00      $21,936      $24,109      $21,774
31-May-00      $20,904      $22,940      $20,505
30-Jun-00      $22,674      $24,856      $22,293
31-Jul-00      $21,774      $23,890      $21,575
31-Aug-00      $23,964      $26,291      $23,221
30-Sep-00      $23,238      $25,490      $22,539
31-Oct-00      $22,836      $25,023      $21,533
30-Nov-00      $20,646      $22,641      $19,322
31-Dec-00      $22,654      $24,835      $20,982
31-Jan-01      $23,024      $25,169      $22,075
28-Feb-01      $21,285      $23,270      $20,627
31-Mar-01      $20,322      $22,219      $19,618
30-Apr-01      $21,951      $24,019      $21,152
31-May-01      $22,543      $24,663      $21,673
30-Jun-01      $23,543      $25,768      $22,420
31-Jul-01      $22,481      $24,623      $21,207
31-Aug-01      $21,852      $23,925      $20,522
30-Sep-01      $18,767      $20,554      $17,760
31-Oct-01      $19,718      $21,583      $18,799
30-Nov-01      $21,161      $23,175      $20,254
31-Dec-01      $22,451      $24,571      $21,504
31-Jan-02      $21,643      $23,657      $21,280
28-Feb-02      $20,873      $22,815      $20,697
31-Mar-02      $22,682      $24,807      $22,361
30-Apr-02      $22,566      $24,674      $22,565
31-May-02      $21,527      $23,545      $21,563
30-Jun-02      $20,398      $22,307      $20,493
31-Jul-02      $17,614      $19,254      $17,399
31-Aug-02      $17,704      $19,366      $17,355
30-Sep-02      $16,562      $18,114      $16,109
31-Oct-02      $17,024      $18,619      $16,626
30-Nov-02      $18,333      $20,051      $18,109
31-Dec-02      $17,407      $19,061      $17,101
31-Jan-03      $16,591      $18,118      $16,627
28-Feb-03      $16,033      $17,527      $16,125
31-Mar-03      $16,228      $17,746      $16,333
30-Apr-03      $17,913      $19,604      $17,881
30-May-03      $19,844      $21,710      $19,800
29-Jun-03      $20,194      $22,102      $20,158
30-Jul-03      $21,244      $23,268      $21,420
30-Aug-03      $22,281      $24,407      $22,401
29-Sep-03      $21,814      $23,904      $21,987
30-Oct-03      $23,616      $25,881      $23,834

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/03 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


14 Schwab Equity Index Funds

SCHWAB SMALL-CAP INDEX FUND(R)

SELECT SHARES(R) PERFORMANCE as of 10/31/03

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                  Benchmark:      Fund Category:
                                   Fund:           SCHWAB           MORNINGSTAR
                                  SELECT          SMALL-CAP          SMALL-CAP
                                  SHARES           INDEX(R)            BLEND
1 YEAR                            39.02%            39.00%             37.84%
5 YEARS                            8.64%             9.14%             11.38%
SINCE INCEPTION: 5/19/97           7.71%             8.41%              9.26%

                                               1 YEAR                     5 YEARS                SINCE INCEPTION
                                               ------                     -------                ---------------
                                                   MORNINGSTAR                 MORNINGSTAR               MORNINGSTAR
                                       SELECT       SMALL-CAP      SELECT       SMALL-CAP      SELECT     SMALL-CAP
TOTAL RETURNS AFTER TAX                SHARES         BLEND        SHARES         BLEND        SHARES       BLEND
--------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)     38.40%         35.45%        7.25%         9.77%         6.62%        n/a
--------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)    25.22%         22.22%        6.62%         8.74%         5.99%        n/a
--------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

$80,775  SELECT SHARES
$84,240  SCHWAB SMALL-CAP INDEX
$78,307  RUSSELL 2000 INDEX

[LINE GRAPH]

                             Schwab      Russell
               Select       Small-Cap      2000
               Shares        Index        Index
19-May-97      $50,000      $50,000      $50,000
31-May-97      $52,170      $52,242      $51,960
30-Jun-97      $54,690      $54,942      $54,189
31-Jul-97      $58,415      $58,075      $56,709
31-Aug-97      $59,485      $59,380      $58,008
30-Sep-97      $63,965      $64,039      $62,254
31-Oct-97      $61,205      $61,244      $59,521
30-Nov-97      $60,550      $60,687      $59,134
31-Dec-97      $61,920      $61,958      $60,169
31-Jan-98      $60,400      $60,983      $59,218
28-Feb-98      $65,175      $66,026      $63,594
31-Mar-98      $68,050      $69,002      $66,214
30-Apr-98      $68,430      $69,473      $66,578
31-May-98      $64,310      $65,391      $62,990
30-Jun-98      $64,415      $65,575      $63,122
31-Jul-98      $59,360      $60,531      $58,009
31-Aug-98      $47,790      $48,861      $46,744
30-Sep-98      $50,945      $51,924      $50,404
31-Oct-98      $53,365      $54,386      $52,460
30-Nov-98      $56,170      $57,207      $55,209
31-Dec-98      $59,775      $60,929      $58,627
31-Jan-99      $59,925      $61,193      $59,407
28-Feb-99      $54,925      $56,079      $54,595
31-Mar-99      $55,660      $57,152      $55,446
30-Apr-99      $60,070      $62,380      $60,414
31-May-99      $61,140      $63,470      $61,296
30-Jun-99      $64,555      $67,629      $64,067
31-Jul-99      $64,225      $67,099      $62,311
31-Aug-99      $62,315      $65,206      $60,006
30-Sep-99      $62,940      $65,762      $60,018
31-Oct-99      $64,115      $66,846      $60,264
30-Nov-99      $68,125      $71,021      $63,862
31-Dec-99      $74,390      $77,788      $71,091
31-Jan-00      $71,585      $74,879      $69,946
29-Feb-00      $81,065      $84,677      $81,495
31-Mar-00      $78,595      $82,458      $76,124
30-Apr-00      $74,755      $78,471      $71,541
31-May-00      $71,250      $74,666      $67,371
30-Jun-00      $77,265      $80,904      $73,245
31-Jul-00      $74,205      $77,761      $70,887
31-Aug-00      $81,655      $85,575      $76,295
30-Sep-00      $79,185      $82,968      $74,052
31-Oct-00      $77,820      $81,448      $70,749
30-Nov-00      $70,405      $73,694      $63,484
31-Dec-00      $77,230      $80,834      $68,937
31-Jan-01      $78,490      $81,923      $72,528
28-Feb-01      $72,565      $75,742      $67,770
31-Mar-01      $69,285      $72,319      $64,457
30-Apr-01      $74,875      $78,181      $69,497
31-May-01      $76,850      $80,277      $71,207
30-Jun-01      $80,300      $83,871      $73,663
31-Jul-01      $76,685      $80,145      $69,678
31-Aug-01      $74,540      $77,873      $67,427
30-Sep-01      $64,030      $66,902      $58,352
31-Oct-01      $67,265      $70,251      $61,765
30-Nov-01      $72,230      $75,432      $66,546
31-Dec-01      $76,610      $79,977      $70,652
31-Jan-02      $73,855      $77,001      $69,917
28-Feb-02      $71,230      $74,261      $68,001
31-Mar-02      $77,400      $80,744      $73,469
30-Apr-02      $77,005      $80,311      $74,137
31-May-02      $73,505      $76,636      $70,846
30-Jun-02      $69,655      $72,606      $67,332
31-Jul-02      $60,160      $62,669      $57,165
31-Aug-02      $60,465      $63,034      $57,022
30-Sep-02      $56,530      $58,961      $52,927
31-Oct-02      $58,105      $60,603      $54,626
30-Nov-02      $62,610      $65,263      $59,499
31-Dec-02      $59,485      $62,041      $56,185
31-Jan-03      $56,655      $58,974      $54,629
28-Feb-03      $54,795      $57,049      $52,979
31-Mar-03      $55,460      $57,761      $53,662
30-Apr-03      $61,255      $63,810      $58,749
31-May-03      $67,805      $70,666      $65,053
30-Jun-03      $69,000      $71,940      $66,231
31-Jul-03      $72,630      $75,736      $70,377
31-Aug-03      $76,170      $79,443      $73,600
30-Sep-03      $74,625      $77,805      $72,238
31-Oct-03      $80,775      $84,240      $78,307

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/03 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 15

SCHWAB SMALL-CAP INDEX FUND(R)

FUND FACTS as of 10/31/03

FUND CATEGORY 1

[GRAPHIC]

                        INVESTMENT STYLE
MARKET CAP      Value        Blend        Growth
   Large        / /          / /          / /
   Medium       / /          / /          / /
   Small        / /          /X/          / /

STATISTICS

NUMBER OF HOLDINGS                                   977
----------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)         $952
----------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                          46.8
----------------------------------------------------------
PRICE/BOOK RATIO (P/B)                               2.1
----------------------------------------------------------
PORTFOLIO TURNOVER RATE                               34%
----------------------------------------------------------

TOP HOLDINGS 2

                                                % OF
SECURITY                                      NET ASSETS
--------------------------------------------------------
(1)   AMKOR TECHNOLOGY, INC.                    0.4%
--------------------------------------------------------
(2)   COGNIZANT TECHNOLOGY SOLUTIONS CORP.      0.4%
--------------------------------------------------------
(3)   SILICON LABORATORIES, INC.                0.4%
--------------------------------------------------------
(4)   IMCLONE SYSTEMS, INC.                     0.4%
--------------------------------------------------------
(5)   RED HAT, INC.                             0.4%
--------------------------------------------------------
(6)   CYPRESS SEMICONDUCTOR CORP.               0.4%
--------------------------------------------------------
(7)   PHARMACEUTICAL RESOURCES, INC.            0.3%
--------------------------------------------------------
(8)   HOVNANIAN ENTERPRISES, INC., Class A      0.3%
--------------------------------------------------------
(9)   AMERICAN TOWER CORP., Class A             0.3%
--------------------------------------------------------
(10)  RAMBUS, INC.                              0.3%
--------------------------------------------------------
      TOTAL                                     3.6%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

20.8%  CONSUMER NON-DURABLES
20.5%  FINANCE
19.7%  TECHNOLOGY
19.5%  MATERIALS & SERVICES
 6.1%  CAPITAL GOODS
 4.2%  ENERGY
 3.6%  UTILITIES
 3.1%  CONSUMER DURABLES
 2.5%  TRANSPORTATION

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/03, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.


16 Schwab Equity Index Funds

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 10/31/03

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                                 Fund Category:
                                    Fund:       Benchmark:        MORNINGSTAR
                                  INVESTOR     WILSHIRE 5000       LARGE-CAP
                                   SHARES      TOTAL MARKET          BLEND
1 YEAR                              23.24%         24.43%            19.40%
3 YEARS                             -7.19%         -7.07%            -8.47%
SINCE INCEPTION: 6/1/99             -2.28%         -2.20%            -2.98%

                                               1 YEAR                     3 YEARS                SINCE INCEPTION
                                               ------                     -------                ---------------
                                                   MORNINGSTAR                 MORNINGSTAR               MORNINGSTAR
                                       INVESTOR     LARGE-CAP      INVESTOR     LARGE-CAP     INVESTOR    LARGE-CAP
TOTAL RETURNS AFTER TAX                 SHARES        BLEND         SHARES        BLEND        SHARES       BLEND
--------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)      22.69%        17.07%        -7.53%        -9.59%       -2.56%        n/a
--------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)     15.00%        10.62%        -5.82%        -7.09%       -1.94%        n/a
--------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$9,030  INVESTOR SHARES
$9,064  WILSHIRE 5000 TOTAL MARKET INDEX

[LINE GRAPH]

                            Wilshire
                             5000
                             Total
               Investor      Market
                Shares       Index
01-Jun-99      $10,000      $10,000
30-Jun-99      $10,515      $10,518
31-Jul-99      $10,165      $10,180
31-Aug-99      $10,070      $10,086
30-Sep-99       $9,820       $9,822
31-Oct-99      $10,435      $10,447
30-Nov-99      $10,790      $10,797
31-Dec-99      $11,605      $11,617
31-Jan-00      $11,108      $11,135
29-Feb-00      $11,374      $11,384
31-Mar-00      $12,022      $12,060
30-Apr-00      $11,399      $11,432
31-May-00      $11,012      $11,033
30-Jun-00      $11,484      $11,519
31-Jul-00      $11,258      $11,284
31-Aug-00      $12,077      $12,104
30-Sep-00      $11,520      $11,538
31-Oct-00      $11,294      $11,294
30-Nov-00      $10,179      $10,170
31-Dec-00      $10,371      $10,351
31-Jan-01      $10,746      $10,748
28-Feb-01       $9,724       $9,729
31-Mar-01       $9,066       $9,074
30-Apr-01       $9,815       $9,821
31-May-01       $9,911       $9,919
30-Jun-01       $9,754       $9,752
31-Jul-01       $9,587       $9,591
31-Aug-01       $9,010       $9,011
30-Sep-01       $8,206       $8,202
31-Oct-01       $8,408       $8,410
30-Nov-01       $9,046       $9,054
31-Dec-01       $9,211       $9,217
31-Jan-02       $9,093       $9,102
28-Feb-02       $8,915       $8,915
31-Mar-02       $9,308       $9,305
30-Apr-02       $8,874       $8,851
31-May-02       $8,766       $8,747
30-Jun-02       $8,169       $8,132
31-Jul-02       $7,516       $7,476
31-Aug-02       $7,567       $7,520
30-Sep-02       $6,816       $6,765
31-Oct-02       $7,327       $7,283
30-Nov-02       $7,740       $7,722
31-Dec-02       $7,320       $7,294
31-Jan-03       $7,139       $7,111
28-Feb-03       $7,010       $6,990
31-Mar-03       $7,098       $7,069
30-Apr-03       $7,656       $7,649
31-May-03       $8,105       $8,116
30-Jun-03       $8,229       $8,237
31-Jul-03       $8,415       $8,435
31-Aug-03       $8,611       $8,637
30-Sep-03       $8,513       $8,542
31-Oct-03       $9,030       $9,064

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/03 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 17

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

SELECT SHARES(R) PERFORMANCE as of 10/31/03

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                                   Fund Category:
                                   Fund:            Benchmark:      MORNINGSTAR
                                  SELECT           WILSHIRE 5000     LARGE-CAP
                                  SHARES           TOTAL MARKET        BLEND
1 YEAR                            23.50%              24.43%           19.40%
3 YEARS                           -7.04%              -7.07%           -8.47%
SINCE INCEPTION: 6/1/99           -2.14%              -2.20%           -2.98%

                                               1 YEAR                     3 YEARS                SINCE INCEPTION
                                               ------                     -------                ---------------
                                                   MORNINGSTAR                 MORNINGSTAR               MORNINGSTAR
                                       SELECT       LARGE-CAP      SELECT       LARGE-CAP     SELECT      LARGE-CAP
TOTAL RETURNS AFTER TAX                SHARES         BLEND        SHARES         BLEND       SHARES        BLEND
--------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)     22.89%         17.07%       -7.43%         -9.59%      -2.45%         n/a
--------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)    15.16%         10.62%       -5.73%         -7.09%      -1.85%         n/a
--------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$45,435  SELECT SHARES
$45,318  WILSHIRE 5000 TOTAL MARKET INDEX

[LINE GRAPH]

                          Wilshire 5000
               Select     Total Market
               Shares        Index
01-Jun-99      $50,000      $50,000
30-Jun-99      $52,600      $52,590
31-Jul-99      $50,850      $50,902
31-Aug-99      $50,350      $50,428
30-Sep-99      $49,125      $49,112
31-Oct-99      $52,225      $52,236
30-Nov-99      $53,975      $53,986
31-Dec-99      $58,065      $58,083
31-Jan-00      $55,605      $55,673
29-Feb-00      $56,935      $56,920
31-Mar-00      $60,150      $60,301
30-Apr-00      $57,060      $57,159
31-May-00      $55,130      $55,164
30-Jun-00      $57,515      $57,597
31-Jul-00      $56,385      $56,422
31-Aug-00      $60,480      $60,518
30-Sep-00      $57,715      $57,692
31-Oct-00      $56,560      $56,469
30-Nov-00      $51,010      $50,850
31-Dec-00      $51,975      $51,755
31-Jan-01      $53,850      $53,738
28-Feb-01      $48,730      $48,643
31-Mar-01      $45,435      $45,370
30-Apr-01      $49,185      $49,104
31-May-01      $49,695      $49,595
30-Jun-01      $48,910      $48,761
31-Jul-01      $48,070      $47,957
31-Aug-01      $45,185      $45,055
30-Sep-01      $41,155      $41,009
31-Oct-01      $42,190      $42,051
30-Nov-01      $45,385      $45,268
31-Dec-01      $46,210      $46,083
31-Jan-02      $45,645      $45,511
28-Feb-02      $44,725      $44,574
31-Mar-02      $46,720      $46,526
30-Apr-02      $44,520      $44,256
31-May-02      $44,010      $43,734
30-Jun-02      $41,015      $40,659
31-Jul-02      $37,735      $37,378
31-Aug-02      $37,990      $37,598
30-Sep-02      $34,230      $33,827
31-Oct-02      $36,790      $36,415
30-Nov-02      $38,860      $38,611
31-Dec-02      $36,775      $36,472
31-Jan-03      $35,865      $35,553
28-Feb-03      $35,245      $34,952
31-Mar-03      $35,660      $35,347
30-Apr-03      $38,485      $38,245
31-May-03      $40,740      $40,582
30-Jun-03      $41,365      $41,183
31-Jul-03      $42,325      $42,175
31-Aug-03      $43,310      $43,187
30-Sep-03      $42,815      $42,708
31-Oct-03      $45,435      $45,318

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/03 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


18 Schwab Equity Index Funds

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

FUND FACTS as of 10/31/03

FUND CATEGORY 1

[GRAPHIC]

                        INVESTMENT STYLE
MARKET CAP      Value        Blend        Growth
   Large        / /          /X/          / /
   Medium       / /          / /          / /
   Small        / /          / /          / /

STATISTICS

NUMBER OF HOLDINGS                                 3,090
----------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)      $69,285
----------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                          22.8
----------------------------------------------------------
PRICE/BOOK RATIO (P/B)                               2.9
----------------------------------------------------------
PORTFOLIO TURNOVER RATE                                3%
----------------------------------------------------------

TOP HOLDINGS 2

                                                % OF
SECURITY                                      NET ASSETS
--------------------------------------------------------
(1)   GENERAL ELECTRIC CO.                        2.3%
--------------------------------------------------------
(2)   MICROSOFT CORP.                             2.3%
--------------------------------------------------------
(3)   WAL-MART STORES, INC.                       2.1%
--------------------------------------------------------
(4)   CITIGROUP, INC.                             2.0%
--------------------------------------------------------
(5)   EXXON MOBIL CORP.                           2.0%
--------------------------------------------------------
(6)   PFIZER, INC.                                2.0%
--------------------------------------------------------
(7)   INTEL CORP.                                 1.7%
--------------------------------------------------------
(8)   AMERICAN INTERNATIONAL GROUP, INC.          1.3%
--------------------------------------------------------
(9)   INTERNATIONAL BUSINESS MACHINES CORP.       1.3%
--------------------------------------------------------
(10)  JOHNSON & JOHNSON                           1.2%
--------------------------------------------------------
      TOTAL                                      18.2%

SECTOR WEIGHTINGS % of Portfolio

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

29.4%  CONSUMER NON-DURABLES
22.5%  FINANCE
19.2%  TECHNOLOGY
 8.9%  MATERIALS & SERVICES
 5.9%  UTILITIES
 5.4%  ENERGY
 4.9%  CAPITAL GOODS
 2.1%  CONSUMER DURABLES
 1.7%  TRANSPORTATION

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/03, which may have changed since then, and is not a precise indication of risk or performance -- past, present, or future.

2 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.


                                                    Schwab Equity Index Funds 19

SCHWAB INTERNATIONAL INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 10/31/03

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                                  Fund Category:
                                                Benchmark:         MORNINGSTAR
                                Fund:             SCHWAB             FOREIGN
                               INVESTOR        INTERNATIONAL        LARGE-CAP
                                SHARES           INDEX(R)             BLEND
1 YEAR                          24.24%            25.55%              22.49%
5 YEARS                         -0.89%            -0.22%               0.15%
10 YEARS                         3.50%             4.08%               3.83%

                                               1 YEAR                     5 YEARS                   10 YEARS
                                               ------                     -------                   --------
                                                   MORNINGSTAR                 MORNINGSTAR               MORNINGSTAR
                                                     FOREIGN                     FOREIGN                   FOREIGN
                                       INVESTOR     LARGE-CAP      INVESTOR     LARGE-CAP     INVESTOR    LARGE-CAP
TOTAL RETURNS AFTER TAX                 SHARES        BLEND         SHARES        BLEND        SHARES       BLEND
--------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)      23.25%        19.99%        -1.39%        -1.15%        3.03%       2.31%
--------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)     15.55%        12.45%        -0.95%        -0.21%        2.63%       2.66%
--------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

$14,110  INVESTOR SHARES
$14,917  SCHWAB INTERNATIONAL INDEX
$13,746  MSCI-EAFE INDEX

[LINE GRAPH]

                                  Schwab
                  Investor     International     MSCI-EAFE
                   Shares          Index           Index
31-Oct-93         $10,000         $10,000         $10,000
30-Nov-93          $9,281          $9,299          $9,126
31-Dec-93          $9,946          $9,970          $9,785
31-Jan-94         $10,610         $10,646         $10,612
28-Feb-94         $10,402         $10,448         $10,582
31-Mar-94         $10,006         $10,005         $10,126
30-Apr-94         $10,303         $10,371         $10,555
31-May-94         $10,253         $10,277         $10,495
30-Jun-94         $10,333         $10,336         $10,643
31-Jul-94         $10,491         $10,517         $10,745
31-Aug-94         $10,779         $10,819         $11,000
30-Sep-94         $10,403         $10,447         $10,653
31-Oct-94         $10,788         $10,846         $11,008
30-Nov-94         $10,274         $10,306         $10,479
31-Dec-94         $10,329         $10,391         $10,545
31-Jan-95          $9,959         $10,086         $10,140
28-Feb-95         $10,039         $10,114         $10,110
31-Mar-95         $10,600         $10,785         $10,741
30-Apr-95         $10,981         $11,160         $11,145
31-May-95         $11,011         $11,118         $11,013
30-Jun-95         $10,901         $10,985         $10,820
31-Jul-95         $11,452         $11,632         $11,494
31-Aug-95         $11,071         $11,197         $11,056
30-Sep-95         $11,300         $11,470         $11,272
31-Oct-95         $11,151         $11,273         $10,968
30-Nov-95         $11,391         $11,589         $11,273
31-Dec-95         $11,798         $12,037         $11,728
31-Jan-96         $11,829         $12,076         $11,776
29-Feb-96         $11,848         $12,099         $11,816
31-Mar-96         $12,051         $12,324         $12,066
30-Apr-96         $12,345         $12,615         $12,417
31-May-96         $12,213         $12,467         $12,189
30-Jun-96         $12,304         $12,551         $12,257
31-Jul-96         $11,960         $12,226         $11,899
31-Aug-96         $12,072         $12,333         $11,925
30-Sep-96         $12,406         $12,696         $12,243
31-Oct-96         $12,385         $12,653         $12,118
30-Nov-96         $12,942         $13,240         $12,600
31-Dec-96         $12,874         $13,123         $12,437
31-Jan-97         $12,453         $12,687         $12,002
28-Feb-97         $12,637         $12,899         $12,199
31-Mar-97         $12,741         $12,986         $12,243
30-Apr-97         $12,833         $13,126         $12,308
31-May-97         $13,777         $14,089         $13,109
30-Jun-97         $14,548         $14,912         $13,831
31-Jul-97         $14,989         $15,315         $14,055
31-Aug-97         $13,900         $14,210         $13,005
30-Sep-97         $14,855         $15,102         $13,734
31-Oct-97         $13,664         $13,879         $12,678
30-Nov-97         $13,654         $13,825         $12,548
31-Dec-97         $13,815         $14,020         $12,657
31-Jan-98         $14,323         $14,587         $13,236
28-Feb-98         $15,155         $15,469         $14,086
31-Mar-98         $15,549         $15,875         $14,520
30-Apr-98         $15,653         $15,982         $14,634
31-May-98         $15,653         $15,943         $14,563
30-Jun-98         $15,788         $16,047         $14,673
31-Jul-98         $15,830         $16,150         $14,821
31-Aug-98         $13,877         $14,115         $12,985
30-Sep-98         $13,431         $13,653         $12,586
31-Oct-98         $14,760         $15,084         $13,898
30-Nov-98         $15,518         $15,932         $14,609
31-Dec-98         $16,004         $16,455         $15,187
31-Jan-99         $15,951         $16,367         $15,141
28-Feb-99         $15,595         $16,044         $14,781
31-Mar-99         $16,297         $16,781         $15,397
30-Apr-99         $16,958         $17,503         $16,021
31-May-99         $16,129         $16,620         $15,195
30-Jun-99         $16,748         $17,297         $15,788
31-Jul-99         $17,356         $17,941         $16,257
31-Aug-99         $17,512         $18,108         $16,317
30-Sep-99         $17,837         $18,418         $16,482
31-Oct-99         $18,791         $19,399         $17,100
30-Nov-99         $19,650         $20,242         $17,693
31-Dec-99         $21,383         $22,020         $19,282
31-Jan-00         $19,703         $20,421         $18,058
29-Feb-00         $19,978         $20,751         $18,544
31-Mar-00         $21,140         $21,929         $19,263
30-Apr-00         $19,999         $20,743         $18,250
31-May-00         $19,429         $20,135         $17,805
30-Jun-00         $20,158         $20,886         $18,501
31-Jul-00         $19,376         $20,076         $17,726
31-Aug-00         $19,725         $20,429         $17,879
30-Sep-00         $18,700         $19,374         $17,009
31-Oct-00         $18,098         $18,770         $16,607
30-Nov-00         $17,274         $17,925         $15,984
31-Dec-00         $17,622         $18,303         $16,552
31-Jan-01         $17,771         $18,498         $16,557
28-Feb-01         $16,248         $16,892         $15,318
31-Mar-01         $15,155         $15,723         $14,278
30-Apr-01         $16,195         $16,806         $15,259
31-May-01         $15,616         $16,178         $14,695
30-Jun-01         $14,951         $15,487         $14,091
31-Jul-01         $14,575         $15,113         $13,847
31-Aug-01         $14,157         $14,690         $13,526
30-Sep-01         $12,881         $13,360         $12,156
31-Oct-01         $13,106         $13,616         $12,467
30-Nov-01         $13,513         $14,042         $12,927
31-Dec-01         $13,614         $14,137         $13,003
31-Jan-02         $12,909         $13,401         $12,313
28-Feb-02         $13,007         $13,516         $12,399
31-Mar-02         $13,722         $14,228         $13,070
30-Apr-02         $13,766         $14,346         $13,156
31-May-02         $13,951         $14,549         $13,323
30-Jun-02         $13,386         $13,960         $12,793
31-Jul-02         $12,074         $12,598         $11,530
31-Aug-02         $12,041         $12,571         $11,503
30-Sep-02         $10,739         $11,213         $10,268
31-Oct-02         $11,358         $11,881         $10,819
30-Nov-02         $11,834         $12,406         $11,311
31-Dec-02         $11,486         $12,009         $10,931
31-Jan-03         $10,987         $11,505         $10,475
28-Feb-03         $10,766         $11,269         $10,235
31-Mar-03         $10,544         $11,047         $10,034
30-Apr-03         $11,541         $12,132         $11,018
31-May-03         $12,238         $12,859         $11,685
30-Jun-03         $12,527         $13,165         $11,968
31-Jul-03         $12,781         $13,464         $12,258
31-Aug-03         $12,981         $13,693         $12,553
30-Sep-03         $13,335         $14,075         $12,940
31-Oct-03         $14,110         $14,917         $13,746

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/03 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


20 Schwab Equity Index Funds

SCHWAB INTERNATIONAL INDEX FUND(R)

SELECT SHARES(R) PERFORMANCE as of 10/31/03

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                                  Fund Category:
                                                 Benchmark:        MORNINGSTAR
                                   Fund:           SCHWAB            FOREIGN
                                  SELECT        INTERNATIONAL       LARGE-CAP
                                  SHARES          INDEX(R)            BLEND
1 YEAR                            24.50%           25.55%             22.49%
5 YEARS                           -0.78%           -0.22%              0.15%
SINCE INCEPTION: 5/19/97           0.30%            0.66%              0.44%

                                               1 YEAR                     5 YEARS                SINCE INCEPTION
                                               ------                     -------                ---------------
                                                   MORNINGSTAR                 MORNINGSTAR               MORNINGSTAR
                                                     FOREIGN                     FOREIGN                   FOREIGN
                                       SELECT       LARGE-CAP      SELECT       LARGE-CAP     SELECT      LARGE-CAP
TOTAL RETURNS AFTER TAX                SHARES         BLEND        SHARES         BLEND       SHARES        BLEND
--------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)     23.45%         19.99%       -1.32%         -1.15%      -0.20%         n/a
--------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)    15.71%         12.45%       -0.88%         -0.21%       0.00%         n/a
--------------------------------------------------------------------------------------------------------------------

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

$50,980  SELECT SHARES
$52,179  SCHWAB INTERNATIONAL INDEX
$51,640  MSCI-EAFE INDEX

[LINE GRAPH]

                                  Schwab
                   Select      International     MSCI-EAFE
                   Shares          Index           Index
19-May-97         $50,000         $50,000         $50,000
31-May-97         $49,375         $49,283         $49,248
30-Jun-97         $52,170         $52,161         $51,961
31-Jul-97         $53,755         $53,571         $52,803
31-Aug-97         $49,815         $49,706         $48,859
30-Sep-97         $53,240         $52,827         $51,595
31-Oct-97         $49,005         $48,550         $47,627
30-Nov-97         $48,970         $48,360         $47,141
31-Dec-97         $49,580         $49,042         $47,551
31-Jan-98         $51,405         $51,027         $49,725
28-Feb-98         $54,385         $54,111         $52,917
31-Mar-98         $55,800         $55,529         $54,547
30-Apr-98         $56,175         $55,905         $54,978
31-May-98         $56,175         $55,770         $54,708
30-Jun-98         $56,655         $56,133         $55,124
31-Jul-98         $56,845         $56,493         $55,681
31-Aug-98         $49,840         $49,376         $48,782
30-Sep-98         $48,240         $47,757         $47,284
31-Oct-98         $53,005         $52,763         $52,211
30-Nov-98         $55,725         $55,732         $54,885
31-Dec-98         $57,490         $57,561         $57,053
31-Jan-99         $57,305         $57,252         $56,881
28-Feb-99         $56,025         $56,122         $55,528
31-Mar-99         $58,585         $58,699         $57,843
30-Apr-99         $60,955         $61,225         $60,186
31-May-99         $57,980         $58,137         $57,086
30-Jun-99         $60,200         $60,507         $59,313
31-Jul-99         $62,385         $62,757         $61,074
31-Aug-99         $62,950         $63,342         $61,300
30-Sep-99         $64,115         $64,425         $61,919
31-Oct-99         $67,575         $67,857         $64,241
30-Nov-99         $70,660         $70,806         $66,470
31-Dec-99         $76,920         $77,025         $72,439
31-Jan-00         $70,880         $71,433         $67,839
29-Feb-00         $71,870         $72,588         $69,664
31-Mar-00         $76,050         $76,708         $72,367
30-Apr-00         $71,905         $72,561         $68,561
31-May-00         $69,895         $70,431         $66,888
30-Jun-00         $72,515         $73,058         $69,503
31-Jul-00         $69,740         $70,228         $66,591
31-Aug-00         $70,995         $71,462         $67,169
30-Sep-00         $67,310         $67,769         $63,898
31-Oct-00         $65,110         $65,658         $62,390
30-Nov-00         $62,185         $62,703         $60,050
31-Dec-00         $63,455         $64,024         $62,182
31-Jan-01         $63,955         $64,706         $62,201
28-Feb-01         $58,470         $59,090         $57,548
31-Mar-01         $54,570         $55,001         $53,641
30-Apr-01         $58,315         $58,788         $57,326
31-May-01         $56,230         $56,592         $55,205
30-Jun-01         $53,835         $54,175         $52,936
31-Jul-01         $52,485         $52,866         $52,020
31-Aug-01         $51,015         $51,386         $50,813
30-Sep-01         $46,385         $46,733         $45,666
31-Oct-01         $47,235         $47,628         $46,835
30-Nov-01         $48,700         $49,119         $48,563
31-Dec-01         $49,040         $49,452         $48,850
31-Jan-02         $46,540         $46,876         $46,256
28-Feb-02         $46,890         $47,279         $46,579
31-Mar-02         $49,430         $49,771         $49,099
30-Apr-02         $49,590         $50,183         $49,423
31-May-02         $50,255         $50,891         $50,051
30-Jun-02         $48,220         $48,833         $48,059
31-Jul-02         $43,525         $44,067         $43,316
31-Aug-02         $43,410         $43,973         $43,216
30-Sep-02         $38,715         $39,225         $38,575
31-Oct-02         $40,945         $41,560         $40,646
30-Nov-02         $42,665         $43,395         $42,491
31-Dec-02         $41,385         $42,009         $41,064
31-Jan-03         $39,625         $40,243         $39,351
28-Feb-03         $38,825         $39,419         $38,450
31-Mar-03         $38,025         $38,642         $37,697
30-Apr-03         $41,625         $42,438         $41,391
31-May-03         $44,140         $44,981         $43,899
30-Jun-03         $45,180         $46,051         $44,961
31-Jul-03         $46,140         $47,098         $46,050
31-Aug-03         $46,860         $47,898         $47,159
30-Sep-03         $48,140         $49,233         $48,612
31-Oct-03         $50,980         $52,179         $51,640

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/03 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 21

SCHWAB INTERNATIONAL INDEX FUND(R)

FUND FACTS as of 10/31/03

FUND CATEGORY 1

[GRAPHIC]

                        INVESTMENT STYLE
MARKET CAP      Value        Blend        Growth
   Large        / /          /X/          / /
   Medium       / /          / /          / /
   Small        / /          / /          / /

TOP HOLDINGS 2

                                                % OF
SECURITY                                      NET ASSETS
--------------------------------------------------------
(1)   HSBC HOLDINGS PLC                         2.9%
--------------------------------------------------------
(2)   BP PLC                                    2.7%
--------------------------------------------------------
(3)   VODAFONE GROUP PLC                        2.6%
--------------------------------------------------------
(4)   GLAXOSMITHKLINE PLC                       2.3%
--------------------------------------------------------
(5)   TOTAL FINA ELF SA                         1.8%
--------------------------------------------------------
(6)   ROYAL DUTCH PETROLEUM CO.                 1.7%
--------------------------------------------------------
(7)   NOVARTIS AG                               1.6%
--------------------------------------------------------
(8)   NESTLE SA                                 1.6%
--------------------------------------------------------
(9)   ASTRAZENECA PLC                           1.5%
--------------------------------------------------------
(10)  TOYOTA MOTOR CORP.                        1.4%
--------------------------------------------------------
      TOTAL                                    20.1%

STATISTICS

NUMBER OF HOLDINGS                                   355
----------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)      $46,938
----------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                          28.5
----------------------------------------------------------
PRICE/BOOK RATIO (P/B)                               2.0
----------------------------------------------------------
PORTFOLIO TURNOVER RATE                                7%
----------------------------------------------------------

SECTOR WEIGHTINGS % of Portfolio

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

27.6%  FINANCE
23.5%  MATERIALS & SERVICES
18.9%  CONSUMER NON-DURABLES
10.5%  UTILITIES
 7.2%  TRANSPORTATION
 4.7%  ENERGY
 2.7%  TECHNOLOGY
 2.5%  CONSUMER DURABLES
 2.4%  CAPITAL GOODS


COUNTRY WEIGHTINGS % of Portfolio

This chart shows the fund's country composition as of the report date.

[PIE CHART]

27.9%  UNITED KINGDOM
19.2%  JAPAN
10.5%  FRANCE
 8.0%  SWITZERLAND
 7.0%  GERMANY
 5.8%  CANADA
 5.7%  NETHERLANDS
 4.3%  AUSTRALIA
 3.6%  SPAIN
 3.1%  ITALY
 4.9%  OTHER

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 10/31/03, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.


22 Schwab Equity Index Funds

SCHWAB S&P 500 FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                        11/1/02-   11/1/01-   11/1/00-   11/1/99-   11/1/98-
INVESTOR SHARES                                         10/31/03   10/31/02   10/31/01   10/31/00   10/31/99
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    13.79      16.45      22.15      21.17      17.05
                                                       -----------------------------------------------------
Income or loss from investment operations:
  Net investment income                                    0.20       0.20       0.17       0.17       0.17
  Net realized and unrealized gains or losses              2.57      (2.68)     (5.70)      1.06       4.10
                                                       -----------------------------------------------------
  Total income or loss from investment operations          2.77      (2.48)     (5.53)      1.23       4.27
Less distributions:
  Dividends from net investment income                    (0.20)     (0.18)     (0.17)     (0.18)     (0.15)
  Distributions from net realized gains                      --         --         --      (0.07)        --
                                                       -----------------------------------------------------
  Total distributions                                     (0.20)     (0.18)     (0.17)     (0.25)     (0.15)
                                                       -----------------------------------------------------
Net asset value at end of period                          16.36      13.79      16.45      22.15      21.17
                                                       -----------------------------------------------------
Total return (%)                                          20.39     (15.32)    (25.11)      5.81      25.20

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                   0.36       0.35       0.35       0.35 1     0.35
  Gross operating expenses                                 0.46       0.46       0.46       0.52       0.62
  Net investment income                                    1.45       1.21       0.95       0.81       1.01
Portfolio turnover rate                                       3          8          4          9          3
Net assets, end of period ($ x 1,000,000)                 3,510      2,760      3,070      3,617      3,183

1 The ratio of net operating expenses would have been 0.36% if certain non-routine expenses (proxy fees) had been included.


                                                        See financial notes. 23

SCHWAB S&P 500 FUND

FINANCIAL HIGHLIGHTS

                                                        11/1/02-   11/1/01-   11/1/00-   11/1/99-   11/1/98-
SELECT SHARES(R)                                        10/31/03   10/31/02   10/31/01   10/31/00   10/31/99
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    13.83      16.50      22.21      21.23      17.09
                                                       -----------------------------------------------------
Income or loss from investment operations:
  Net investment income                                    0.24       0.22       0.20       0.20       0.20
  Net realized and unrealized gains or losses              2.57      (2.69)     (5.71)      1.06       4.12
                                                       -----------------------------------------------------
  Total income or loss from investment operations          2.81      (2.47)     (5.51)      1.26       4.32
Less distributions:
  Dividends from net investment income                    (0.23)     (0.20)     (0.20)     (0.21)     (0.18)
  Distributions from net realized gains                      --         --         --      (0.07)        --
                                                       -----------------------------------------------------
  Total distributions                                     (0.23)     (0.20)     (0.20)     (0.28)     (0.18)
                                                       -----------------------------------------------------
Net asset value at end of period                          16.41      13.83      16.50      22.21      21.23
                                                       -----------------------------------------------------
Total return (%)                                          20.62     (15.20)    (24.97)      5.94      25.42

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                   0.19       0.19       0.19       0.19 1     0.19
  Gross operating expenses                                 0.31       0.31       0.31       0.36       0.47
  Net investment income                                    1.63       1.37       1.11       0.98       1.17
Portfolio turnover rate                                       3          8          4          9          3
Net assets, end of period ($ x 1,000,000)                 3,692      3,029      3,563      4,357      3,750

1 The ratio of net operating expenses would have been 0.20% if certain non-routine expenses (proxy fees) had been included.


24 See financial notes.

SCHWAB S&P 500 FUND

                                                        11/1/02-   11/1/01-   11/1/00-   11/1/99-   11/1/98-
E.SHARES(R)                                             10/31/03   10/31/02   10/31/01   10/31/00   10/31/99
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    13.79      16.46      22.17      21.21      17.08
                                                       -----------------------------------------------------
Income or loss from investment operations:
  Net investment income                                    0.23       0.23       0.20       0.20       0.20
  Net realized and unrealized gains or losses              2.56      (2.71)     (5.71)      1.04       4.09
                                                       -----------------------------------------------------
  Total income or loss from investment operations          2.79      (2.48)     (5.51)      1.24       4.29
Less distributions:
  Dividends from net investment income                    (0.21)     (0.19)     (0.20)     (0.21)     (0.16)
  Distributions from net realized gains                      --         --         --      (0.07)        --
                                                       -----------------------------------------------------
  Total distributions                                     (0.21)     (0.19)     (0.20)     (0.28)     (0.16)
                                                       -----------------------------------------------------
Net asset value at end of period                          16.37      13.79      16.46      22.17      21.21
                                                       -----------------------------------------------------
Total return (%)                                          20.55     (15.32)    (25.02)      5.84      25.28

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                   0.28       0.28       0.28       0.28 1     0.28
  Gross operating expenses                                 0.31       0.31       0.31       0.36       0.48
  Net investment income                                    1.54       1.28       1.02       0.88       1.08
Portfolio turnover rate                                       3          8         4           9          3
Net assets, end of period ($ x 1,000,000)                   246        220        304        441        435

1 The ratio of net operating expenses would have been 0.29% if certain non-routine expenses (proxy fees) had been included.


                                                        See financial notes. 25

SCHWAB S&P 500 FUND

PORTFOLIO HOLDINGS as of October 31, 2003

This section shows all the securities in the fund's portfolio by industry classification and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 =  Collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser


                                                      COST          MARKET VALUE
HOLDINGS BY CATEGORY                                ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
 99.8%     COMMON STOCK                             7,270,728         7,431,392

  0.1%     SHORT-TERM
           INVESTMENT                                   9,324             9,324

  0.0%     U.S. TREASURY
           OBLIGATIONS                                    838               839
--------------------------------------------------------------------------------
 99.9%     TOTAL INVESTMENTS                        7,280,890         7,441,555

 16.2%     COLLATERAL INVESTED FOR
           SECURITIES ON LOAN                       1,208,122         1,208,122

(16.1)%    OTHER ASSETS AND
           LIABILITIES, NET                                          (1,202,293)
--------------------------------------------------------------------------------
100.0%     TOTAL NET ASSETS                                            7,447,384

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 99.8% of net assets

      AEROSPACE / DEFENSE 1.6%
      --------------------------------------------------------------------------
      The Boeing Co. 644,022                                              24,788
      Crane Co. 44,919                                                     1,262
      General Dynamics Corp. 149,982                                      12,553
      Goodrich Corp. 88,739                                                2,451
      Lockheed Martin Corp. 345,596                                       16,022
      Northrop Grumman Corp. 142,372                                      12,728
      Raytheon Co. 315,772                                                 8,362
      Rockwell Automation, Inc. 139,698                                    4,338
      Rockwell Collins, Inc. 135,398                                       3,717
      Textron, Inc. 104,629                                                5,199
      United Technologies Corp. 358,313                                   30,345
                                                                   -------------
                                                                         121,765
      AIR TRANSPORTATION 1.3%
      --------------------------------------------------------------------------
      Delta Air Lines, Inc. 94,113                                         1,225
      FedEx Corp. 229,042                                                 17,352
      Sabre Holdings Corp. 106,153                                         2,326
      Southwest Airlines Co. 597,218                                      11,586
      United Parcel Service, Inc., Class B 860,669                        62,416
                                                                   -------------
                                                                          94,905
      ALCOHOLIC BEVERAGES 0.5%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B 26,531                                     1,487
      Anheuser-Busch Cos., Inc. 633,134                                   31,188
      Brown-Forman Corp., Class B 45,734                                   3,859
                                                                   -------------
                                                                          36,534
      APPAREL 0.3%
      --------------------------------------------------------------------------
      Jones Apparel Group, Inc. 96,343                                     3,324
      Liz Claiborne, Inc. 83,728                                           3,089
      Nike, Inc., Class B 203,117                                         12,978
      Reebok International Ltd. 43,859                                     1,708
      VF Corp. 84,078                                                      3,569
                                                                   -------------
                                                                          24,668
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.1%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co. 52,866                                      1,039
      Cummins, Inc. 33,451                                                 1,586
      Dana Corp. 110,209                                                   1,794
      Danaher Corp. 117,589                                                9,742
      Delphi Corp. 420,900                                                 3,746
      Eaton Corp. 57,948                                                   5,809
      Ford Motor Co. 1,396,612                                            16,941
      General Motors Corp. 428,528                                        18,285
      Genuine Parts Co. 132,090                                            4,203
    o Goodyear Tire & Rubber Co. 123,681                                     849
      Harley-Davidson, Inc. 232,933                                       11,043
    o Navistar International Corp. 50,800                                  2,054
      Visteon Corp. 99,156                                                   641
                                                                   -------------
                                                                          77,732
      BANKS 7.7%
      --------------------------------------------------------------------------
      AmSouth Bancorp. 267,065                                             6,308
      Bank of America Corp. 1,145,433                                     86,744


26 See financial notes.

SCHWAB S&P 500 FUND

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      The Bank of New York
      Co., Inc. 590,514                                                   18,418
      Bank One Corp. 863,815                                              36,669
      BB&T Corp. 410,959                                                  15,892
      Comerica, Inc. 133,259                                               6,860
      Fifth Third Bancorp 437,905                                         25,381
      First Tennessee National Corp. 96,900                                4,395
      FleetBoston Financial Corp. 803,127                                 32,438
      Huntington Bancshares, Inc. 171,950                                  3,724
      J.P. Morgan Chase & Co. 1,559,224                                   55,976
      KeyCorp, Inc. 321,765                                                9,090
      Marshall & Ilsley Corp. 173,996                                      6,233
      Mellon Financial Corp. 327,413                                       9,780
      National City Corp. 470,473                                         15,366
      North Fork Bancorp., Inc. 119,300                                    4,650
      Northern Trust Corp. 167,112                                         7,762
      PNC Financial Services Group, Inc. 215,427                          11,540
      Regions Financial Corp. 170,436                                      6,264
      SouthTrust Corp. 260,207                                             8,288
      State Street Corp. 256,511                                          13,431
      SunTrust Banks, Inc. 215,349                                        14,444
      Synovus Financial Corp. 228,432                                      6,305
      U.S. Bancorp 1,471,491                                              40,054
      Union Planters Corp. 149,052                                         4,959
      Wachovia Corp. 1,017,821                                            46,687
      Wells Fargo & Co. 1,284,657                                         72,352
      Zions Bancorp. 70,147                                                4,299
                                                                   -------------
                                                                         574,309
      BUSINESS MACHINES & SOFTWARE 9.6%
      --------------------------------------------------------------------------
      Adobe Systems, Inc. 179,789                                          7,882
    o Apple Computer, Inc. 278,276                                         6,370
      Autodesk, Inc. 83,954                                                1,616
    o BMC Software, Inc. 172,408                                           2,996
    o Cisco Systems, Inc. 5,366,183                                      112,582
    o Compuware Corp. 281,522                                              1,582
    o Comverse Technology,
      Inc. 142,615                                                         2,573
    o Dell, Inc. 1,964,932                                                70,973
    o EMC Corp. 1,678,655                                                 23,233
    o Gateway, Inc. 234,837                                                1,184
      Hewlett-Packard Co. 2,332,278                                       52,033
  (9) International Business Machines
      Corp. 1,325,093                                                    118,569
    o Lexmark International, Inc.,
      Class A 100,530                                                      7,400
 =(2) Microsoft Corp. 8,270,090                                          216,263
    o NCR Corp. 73,899                                                     2,656
    o Network Appliance, Inc. 261,047                                      6,443
    o Novell, Inc. 278,565                                                 1,635
    o Oracle Corp. 4,004,749                                              47,897
      Pitney Bowes, Inc. 179,015                                           7,357
    o Siebel Systems, Inc. 370,966                                         4,670
    o Sun Microsystems, Inc. 2,446,358                                     9,688
    o Unisys Corp. 248,827                                                 3,822
    o Xerox Corp. 602,360                                                  6,325
                                                                   -------------
                                                                         715,749
      BUSINESS SERVICES 3.9%
      --------------------------------------------------------------------------
    o Allied Waste Industries, Inc. 157,115                                1,772
    o Apollo Group, Inc., Class A 136,300                                  8,659
      Automatic Data Processing, Inc. 455,682                             17,197
    o Cendant Corp. 771,954                                               15,771
      Cintas Corp. 130,305                                                 5,559
    o Citrix Systems, Inc. 130,566                                         3,301
      Computer Associates International, Inc. 443,166                     10,423
    o Computer Sciences Corp. 142,718                                      5,655
    o Concord EFS, Inc. 378,471                                            4,046
    o Convergys Corp. 110,751                                              1,779
      Deluxe Corp. 42,466                                                  1,714
    o eBay, Inc. 493,070                                                  27,582
      Electronic Data Systems Corp. 363,921                                7,806
      Equifax, Inc. 107,607                                                2,630
      First Data Corp. 567,264                                            20,251
    o Fiserv, Inc. 146,264                                                 5,166
      H&R Block, Inc. 136,187                                              6,413
      IMS Health, Inc. 183,907                                             4,327
    o Interpublic Group of Cos., Inc. 298,357                              4,440
    o Intuit, Inc. 156,279                                                 7,811
    o Mercury Interactive Corp. 66,943                                     3,109
    o Monster Worldwide, Inc. 83,965                                       2,139
      Omnicom Group, Inc. 147,364                                         11,760


                                                         See financial notes. 27

SCHWAB S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    o Parametric Technology Corp. 187,230                                    582
      Paychex, Inc. 289,062                                               11,250
    o PeopleSoft, Inc. 271,701                                             5,641
    o Robert Half International, Inc. 128,524                              3,034
    o Sungard Data Systems, Inc. 218,305                                   6,124
    o Symantec Corp. 116,401                                               7,758
      Tyco International Ltd. 1,525,900                                   31,861
    o Veritas Software Corp. 324,242                                      11,721
      Waste Management, Inc. 451,805                                      11,711
    o Yahoo!, Inc. 494,829                                                21,624
                                                                   -------------
                                                                         290,616
      CHEMICALS 1.4%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc. 175,301                               7,960
      Dow Chemical Co. 700,650                                            26,408
      E.I. du Pont de Nemours & Co. 762,438                               30,803
      Eastman Chemical Co. 59,183                                          1,921
      Ecolab, Inc. 198,798                                                 5,346
      Great Lakes Chemical Corp. 35,237                                      758
    o Hercules, Inc. 82,003                                                  857
      Monsanto Co. 197,498                                                 4,947
      PPG Industries, Inc. 132,163                                         7,619
      Praxair, Inc. 127,294                                                8,857
      Rohm & Haas Co. 170,959                                              6,719
      Sigma-Aldrich Corp. 52,726                                           2,765
                                                                   -------------
                                                                         104,960
      CONSTRUCTION 0.4%
      --------------------------------------------------------------------------
      Centex Corp. 48,868                                                  4,765
      Fluor Corp. 64,302                                                   2,384
      KB Home 34,866                                                       2,388
      Masco Corp. 357,473                                                  9,831
      Pulte Homes, Inc. 46,575                                             4,029
      The Sherwin-Williams Co. 114,364                                     3,836
      The Stanley Works 62,640                                             2,088
      Vulcan Materials Co. 78,918                                          3,497
                                                                   -------------
                                                                          32,818
      CONSUMER DURABLES 0.2%
      --------------------------------------------------------------------------
      Black & Decker Corp. 58,086                                          2,777
      Leggett & Platt, Inc. 146,312                                        3,057
      Maytag Corp. 57,971                                                  1,473
      Newell Rubbermaid, Inc. 209,537                                      4,777
      Whirlpool Corp. 53,431                                               3,765
                                                                   -------------
                                                                          15,849
      CONTAINERS 0.1%
      --------------------------------------------------------------------------
      Ball Corp. 44,056                                                    2,476
      Bemis Co. 40,729                                                     1,883
    o Pactiv Corp. 122,064                                                 2,691
    o Sealed Air Corp. 63,771                                              3,395
                                                                   -------------
                                                                          10,445
      ELECTRONICS 6.2%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc. 603,138                                 1,538
    o Advanced Micro Devices, Inc. 259,913                                 3,951
    o Agilent Technologies, Inc. 360,875                                   8,993
    o Altera Corp. 290,881                                                 5,885
      American Power Conversion Corp. 153,555                              3,106
    o Analog Devices, Inc. 277,883                                        12,319
    o Andrew Corp. 114,924                                                 1,503
    o Applied Materials, Inc. 1,264,942                                   29,562
    o Applied Micro Circuits Corp. 226,273                                 1,317
    o Broadcom Corp., Class A 224,933                                      7,187
    o CIENA Corp. 351,972                                                  2,256
  (7) Intel Corp. 4,981,205                                              164,629
      ITT Industries, Inc. 73,010                                          4,964
    o Jabil Circuit, Inc. 149,319                                          4,159
    o JDS Uniphase Corp. 1,081,585                                         3,840
    o KLA-Tencor Corp. 147,010                                             8,428
      Linear Technology Corp. 239,108                                     10,188
    o LSI Logic Corp. 285,590                                              2,639
    o Lucent Technologies, Inc. 3,170,104                                 10,144
      Maxim Integrated Products, Inc. 248,749                             12,365
    o Micron Technology, Inc. 465,235                                      6,671
      Molex, Inc. 146,907                                                  4,611
      Motorola, Inc. 1,779,352                                            24,075
    o National Semiconductor
      Corp. 138,754                                                        5,638
    o Novellus Systems, Inc. 115,539                                       4,771
    o Nvidia Corp. 116,965                                                 2,068
      PerkinElmer, Inc. 92,308                                             1,662
    o PMC - Sierra, Inc. 128,086                                           2,327


28 See financial notes.

SCHWAB S&P 500 FUND

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    o Power-One, Inc. 62,573                                                 567
    o QLogic Corp. 70,738                                                  3,965
      Qualcomm, Inc. 605,918                                              28,781
    o Sanmina--SCI Corp. 398,529                                           4,204
      Scientific-- Atlanta, Inc. 112,699                                   3,336
    o Solectron Corp. 623,609                                              3,455
      Symbol Technologies, Inc. 173,927                                    2,172
      Tektronix, Inc. 65,499                                               1,681
    o Tellabs, Inc. 312,653                                                2,354
    o Teradyne, Inc. 140,324                                               3,197
      Texas Instruments, Inc. 1,322,847                                   38,257
    o Thermo Electron Corp. 123,063                                        2,705
    o Thomas & Betts Corp. 44,556                                            793
    o Waters Corp. 96,300                                                  3,027
    o Xilinx, Inc. 259,666                                                 8,231
                                                                   -------------
                                                                         457,521
      ENERGY: RAW MATERIALS 1.3%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp. 191,717                                     8,363
      Apache Corp. 126,190                                                 8,798
      Baker Hughes, Inc. 256,086                                           7,237
    o BJ Services Co. 119,400                                              3,917
      Burlington Resources, Inc. 154,522                                   7,516
      Devon Energy Corp. 178,337                                           8,649
      EOG Resources, Inc. 90,133                                           3,798
      Halliburton Co. 333,008                                              7,952
    o Noble Corp. 103,457                                                  3,552
      Occidental Petroleum Corp. 291,610                                  10,282
    o Rowan Cos., Inc. 69,670                                              1,669
      Schlumberger Ltd. 445,787                                           20,939
                                                                   -------------
                                                                          92,672
      FOOD & AGRICULTURE 3.7%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co. 487,407                                   6,994
      Campbell Soup Co. 314,009                                            8,139
      The Coca-Cola Co. 1,881,619                                         87,307
      Coca-Cola Enterprises, Inc. 342,039                                  6,896
      ConAgra Foods, Inc. 410,504                                          9,786
      General Mills, Inc. 287,030                                         12,873
      H.J. Heinz Co. 270,171                                               9,545
      Hershey Foods Corp. 101,553                                          7,830
      Kellogg Co. 310,527                                                 10,288
      McCormick & Co., Inc. 106,601                                        3,160
      The Pepsi Bottling Group, Inc. 210,342                               4,689
      PepsiCo, Inc. 1,322,394                                             63,237
      Sara Lee Corp. 591,138                                              11,781
      Supervalu, Inc. 102,901                                              2,595
      Sysco Corp. 496,710                                                 16,719
      Wm. Wrigley Jr. Co. 174,311                                          9,831
                                                                   -------------
                                                                         271,670
      GOLD 0.2%
      --------------------------------------------------------------------------
      Newmont Mining Corp. 310,851                                        13,609

      HEALTHCARE / DRUGS & MEDICINE 12.9%
      --------------------------------------------------------------------------
      Abbott Laboratories 1,193,733                                       50,877
      Allergan, Inc. 99,596                                                7,531
      AmerisourceBergen Corp. 85,453                                       4,851
    o Amgen, Inc. 986,839                                                 60,947
    o Anthem, Inc. 105,740                                                 7,236
      Applied Biosystems Group--
      Applera Corp. 157,833                                                3,643
      Bausch & Lomb, Inc. 39,537                                           1,904
      Baxter International, Inc. 463,802                                  12,328
      Becton Dickinson & Co. 194,976                                       7,128
    o Biogen, Inc. 113,407                                                 4,590
      Biomet, Inc. 194,456                                                 6,973
    o Boston Scientific Corp. 314,266                                     21,282
      Bristol-Myers Squibb Co. 1,480,008                                  37,548
      C.R. Bard, Inc. 41,129                                               3,292
      Cardinal Health, Inc. 342,274                                       20,311
    o Chiron Corp. 142,078                                                 7,762
      Eli Lilly & Co. 857,927                                             57,155
    o Express Scripts, Inc. 60,000                                         3,295
    o Forest Laboratories, Inc. 280,240                                   14,015
    o Genzyme Corp. -- General
      Division 169,186                                                     7,766
      Guidant Corp. 235,874                                               12,032
      HCA, Inc. 379,922                                                   14,532
      Health Management Associates, Inc.,
      Class A 180,429                                                      3,996


                                                         See financial notes. 29

SCHWAB S&P 500 FUND

 PORTFOLIO HOLDINGS continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    o Humana, Inc. 124,343                                                 2,523
 (10) Johnson & Johnson 2,272,356                                        114,368
    o King Pharmaceuticals, Inc. 187,724                                   2,515
      Manor Care, Inc. 67,759                                              2,255
      McKesson Corp. 220,583                                               6,677
    o Medco Health Solutions, Inc. 204,639                                 6,794
    o Medimmune, Inc. 193,581                                              5,161
      Medtronic, Inc. 932,124                                             42,477
      Merck & Co., Inc. 1,713,842                                         75,838
  (4) Pfizer, Inc. 5,955,711                                             188,200
    o Quest Diagnostics 81,055                                             5,483
      Schering-Plough Corp. 1,121,384                                     17,124
    o St. Jude Medical, Inc. 131,142                                       7,627
      Stryker Corp. 153,897                                               12,483
    o Tenet Healthcare Corp. 360,505                                       4,975
      UnitedHealth Group, Inc. 455,766                                    23,189
    o Watson Pharmaceuticals, Inc. 83,237                                  3,269
    o WellPoint Health
      Networks, Inc. 111,422                                               9,905
      Wyeth 1,020,382                                                     45,040
    o Zimmer Holdings, Inc. 176,192                                       11,243
                                                                   -------------
                                                                         958,140
      HOUSEHOLD PRODUCTS 2.3%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B 43,951                                   2,786
      Avon Products, Inc. 181,527                                         12,337
      Clorox Co. 165,110                                                   7,479
      Colgate-Palmolive Co. 412,739                                       21,954
      The Gillette Co. 780,677                                            24,904
      International Flavors &
      Fragrances, Inc. 69,728                                              2,308
      Procter & Gamble Co. 992,513                                        97,554
                                                                   -------------
                                                                         169,322
      INSURANCE 4.8%
      --------------------------------------------------------------------------
      ACE Ltd. 212,000                                                     7,632
      Aetna, Inc. 117,847                                                  6,766
      AFLAC, Inc. 393,064                                                 14,339
      The Allstate Corp. 537,300                                          21,223
      AMBAC Financial Group, Inc. 83,554                                   5,911
  (8) American International
      Group, Inc. 1,996,450                                              121,444
      AON Corp. 238,426                                                    5,221
      Chubb Corp. 143,077                                                  9,559
      CIGNA Corp. 108,571                                                  6,194
      Cincinnati Financial Corp. 123,208                                   5,042
      Hartford Financial Services
      Group, Inc. 215,567                                                 11,835
      Jefferson-Pilot Corp. 110,614                                        5,281
      John Hancock Financial Services, Inc. 222,007                        7,848
      Lincoln National Corp. 137,597                                       5,494
      Loews Corp. 142,787                                                  6,140
      Marsh & McLennan Cos., Inc. 409,020                                 17,486
      MBIA, Inc. 110,393                                                   6,580
      Metlife, Inc. 582,118                                               18,278
      MGIC Investment Corp. 77,579                                         3,980
      Principal Financial Group, Inc. 246,724                              7,735
      The Progressive Corp. 166,968                                       12,322
      Prudential Financial, Inc. 419,100                                  16,194
      Safeco Corp. 104,621                                                 3,839
      St. Paul Cos., Inc. 174,394                                          6,650
      Torchmark Corp. 86,710                                               3,805
      Travelers Property Casualty Corp.,
      Class B 765,599                                                     12,533
      UnumProvident Corp. 225,526                                          3,692
      XL Capital Ltd., Class A 104,565                                     7,267
                                                                   -------------
                                                                         360,290
      MEDIA 3.8%
      --------------------------------------------------------------------------
      Clear Channel
      Communications, Inc. 471,722                                        19,256
    o Comcast Corp., Class A 1,722,610                                    58,431
      Dow Jones & Co., Inc. 64,009                                         3,327
      Gannett Co., Inc. 205,769                                           17,307
      Knight-Ridder, Inc. 61,087                                           4,479
      The McGraw-Hill Cos., Inc. 148,062                                   9,913
      Meredith Corp. 39,218                                                1,903
      New York Times Co., Class A 113,850                                  5,411
      R.R. Donnelley & Sons Co. 83,996                                     2,184
    o Time Warner, Inc. 3,450,276                                         52,755
      Tribune Co. 239,639                                                 11,754
    o Univision Communications, Inc.,
      Class A 245,184                                                      8,324


30 See financial notes.

SCHWAB S&P 500 FUND

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Viacom, Inc., Class B 1,341,869                                     53,500
      The Walt Disney Co. 1,564,105                                       35,411
                                                                   -------------
                                                                         283,955
      MISCELLANEOUS 0.6%
      --------------------------------------------------------------------------
      3M Co. 598,376                                                      47,194

      MISCELLANEOUS FINANCE 8.1%
      --------------------------------------------------------------------------
      American Express Co. 983,481                                        46,155
      The Bear Stearns Cos., Inc. 75,729                                   5,774
      Capital One Financial Corp. 173,711                                 10,562
    / The Charles Schwab Corp. 1,031,750                                  13,991
      Charter One Financial, Inc. 173,453                                  5,544
  (5) Citigroup, Inc. 3,942,239                                          186,862
      Countrywide Financial Corp. 105,616                                 11,102
      Fannie Mae 744,727                                                  53,389
      Federated Investors, Inc., Class B 81,300                            2,248
      Franklin Resources, Inc. 193,688                                     9,185
      Freddie Mac 533,902                                                 29,968
      Golden West Financial Corp. 116,305                                 11,680
      Goldman Sachs Group, Inc. 361,500                                   33,945
      Janus Capital Group, Inc. 178,307                                    2,521
      Lehman Brothers Holdings, Inc. 186,004                              13,392
      MBNA Corp. 977,593                                                  24,195
      Merrill Lynch & Co., Inc. 716,334                                   42,407
      Moody's Corp. 116,409                                                6,732
      Morgan Stanley 831,439                                              45,621
    o Providian Financial Corp. 216,172                                    2,402
      SLM Corp. 343,683                                                   13,459
      T. Rowe Price Group, Inc. 95,307                                     3,922
      Washington Mutual, Inc. 706,221                                     30,897
                                                                   -------------
                                                                         605,953
      NON-DURABLES & ENTERTAINMENT 1.2%
      --------------------------------------------------------------------------
    o American Greetings Corp.,
      Class A 56,888                                                       1,214
      Darden Restaurants, Inc. 126,412                                     2,648
    o Electronic Arts, Inc. 111,378                                       11,031
      Fortune Brands, Inc. 112,791                                         7,348
      Hasbro, Inc. 129,312                                                 2,819
      International Game
      Technology 264,552                                                   8,664
      Mattel, Inc. 335,693                                                 6,499
      McDonald's Corp. 972,896                                            24,332
    o Starbucks Corp. 298,059                                              9,419
      Tupperware Corp. 43,789                                                659
      Wendy's International, Inc. 85,337                                   3,162
    o Yum! Brands, Inc. 222,998                                            7,613
                                                                   -------------
                                                                          85,408
      NON-FERROUS METALS 0.4%
      --------------------------------------------------------------------------
      Alcoa, Inc. 646,687                                                 20,416
      Engelhard Corp. 95,939                                               2,742
      Freeport-McMoran Copper
      & Gold, Inc., Class B 126,715                                        4,910
    o Phelps Dodge Corp. 68,480                                            4,228
                                                                   -------------
                                                                          32,296
      OIL: DOMESTIC 0.9%
      --------------------------------------------------------------------------
      Amerada Hess Corp. 70,261                                            3,627
      Ashland, Inc. 53,145                                                 1,979
      ConocoPhillips 521,248                                              29,789
      Kerr-McGee Corp. 75,470                                              3,132
      Marathon Oil Corp. 236,579                                           6,996
    o Nabors Industries Ltd. 111,107                                       4,200
      Sunoco, Inc. 57,302                                                  2,508
    o Transocean, Inc. 240,599                                             4,617
      Unocal Corp. 197,422                                                 6,254
                                                                   -------------
                                                                          63,102
      OIL: INTERNATIONAL 3.3%
      --------------------------------------------------------------------------
      ChevronTexaco Corp. 818,957                                         60,848
  (6) Exxon Mobil Corp. 5,078,347                                        185,766
                                                                   -------------
                                                                         246,614
      OPTICAL & PHOTO 0.2%
      --------------------------------------------------------------------------
    o Corning, Inc. 1,013,875                                             11,132
      Eastman Kodak Co. 220,974                                            5,399
                                                                   -------------
                                                                          16,531
      PAPER & FOREST PRODUCTS 0.8%
      --------------------------------------------------------------------------
      Boise Cascade Corp. 43,653                                           1,225
      Georgia-Pacific Corp. 193,318                                        5,080
      International Paper Co. 364,813                                     14,355


                                                         See financial notes. 31

SCHWAB S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Kimberly-Clark Corp. 388,900                                        20,538
    o Louisiana-Pacific Corp. 79,408                                       1,510
      MeadWestvaco Corp. 151,777                                           3,934
      Temple-Inland, Inc. 41,926                                           2,265
      Weyerhaeuser Co. 168,097                                            10,125
                                                                   -------------
                                                                          59,032
      PRODUCER GOODS & MANUFACTURING 4.8%
      --------------------------------------------------------------------------
    o American Standard
      Cos., Inc. 55,900                                                    5,350
      Avery Dennison Corp. 83,772                                          4,405
      Caterpillar, Inc. 263,101                                           19,280
      Cooper Industries Ltd., Class A 72,442                               3,832
      Deere & Co. 182,292                                                 11,051
      Dover Corp. 153,706                                                  5,998
      Emerson Electric Co. 322,181                                        18,284
 =(1) General Electric Co. 7,662,270                                     222,282
      Honeywell International, Inc. 655,680                               20,070
      Illinois Tool Works, Inc. 238,165                                   17,517
      Ingersoll-Rand Co., Class A 132,964                                  8,031
      Johnson Controls, Inc. 69,334                                        7,455
    o Millipore Corp. 37,784                                               1,657
      Pall Corp. 92,974                                                    2,176
      Parker Hannifin Corp. 91,418                                         4,660
      Snap-On, Inc. 44,189                                                 1,296
      W.W. Grainger, Inc. 68,199                                           3,122
                                                                   -------------
                                                                         356,466
      RAILROAD & SHIPPING 0.4%
      --------------------------------------------------------------------------
      Burlington Northern
      Santa Fe Corp. 284,277                                               8,227
      CSX Corp. 163,740                                                    5,210
      Norfolk Southern Corp. 294,282                                       5,930
      Union Pacific Corp. 197,337                                         12,353
                                                                   -------------
                                                                          31,720
      REAL PROPERTY 0.4%
      --------------------------------------------------------------------------
      Apartment Investment &
      Management Co., Class A 72,500                                       2,965
      Equity Office Properties Trust 306,006                               8,571
      Equity Residential 208,829                                           6,108
      Plum Creek Timber Co., Inc. 144,500                                  3,808
      ProLogis 138,400                                                     4,088
      Simon Property Group, Inc. 145,800                                   6,573
                                                                   -------------
                                                                          32,113
      RETAIL 7.4%
      --------------------------------------------------------------------------
      Albertson's, Inc. 282,510                                            5,732
    o Autonation, Inc. 214,100                                             4,004
    o AutoZone, Inc. 68,977                                                6,629
    o Bed, Bath & Beyond, Inc. 226,687                                     9,575
    o Best Buy Co., Inc. 247,472                                          14,430
    o Big Lots, Inc. 87,567                                                1,314
      Circuit City Stores, Inc. 158,574                                    1,513
    o Costco Wholesale Corp. 349,933                                      12,377
      CVS Corp. 299,627                                                   10,541
      Dillards, Inc., Class A 62,888                                       1,017
      Dollar General Corp. 253,824                                         5,704
      Family Dollar Stores, Inc. 132,990                                   5,800
      Federated Department Stores, Inc. 143,646                            6,830
      The Gap, Inc. 682,936                                               13,030
      Home Depot, Inc. 1,756,211                                          65,103
      J.C. Penney Co., Inc.
      Holding Co. 208,006                                                  4,919
    o Kohl's Corp. 259,771                                                14,565
    o Kroger Co. 571,485                                                   9,995
      Limited Brands, Inc. 397,498                                         6,996
      Lowe's Cos., Inc. 600,019                                           35,359
      The May Department Stores Co. 217,801                                6,090
      Nordstrom, Inc. 104,076                                              3,173
    o Office Depot, Inc. 233,133                                           3,481
      RadioShack Corp. 126,108                                             3,782
    o Safeway, Inc. 337,377                                                7,119
      Sears, Roebuck & Co. 218,510                                        11,500
    o Staples, Inc. 373,442                                               10,016
      Target Corp. 697,715                                                27,727
      Tiffany & Co. 109,553                                                5,198
      TJX Cos., Inc. 392,966                                               8,248
    o Toys `R' Us, Inc. 160,316                                            2,084
 =(3) Wal-Mart Stores, Inc. 3,343,641                                    197,108
      Walgreen Co. 782,744                                                27,255
      Winn-Dixie Stores, Inc. 105,395                                        853
                                                                   -------------
                                                                         549,067


32 See financial notes.

SCHWAB S&P 500 FUND

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      STEEL 0.1%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc. 60,584                                    463
      Nucor Corp. 58,905                                                   3,230
      United States Steel Corp. 75,446                                     1,784
      Worthington Industries, Inc. 69,657                                  1,016
                                                                   -------------
                                                                           6,493
      TELEPHONE 3.4%
      --------------------------------------------------------------------------
      Alltel Corp. 237,668                                                11,235
      AT&T Corp. 602,440                                                  11,199
    o AT&T Wireless
      Services, Inc. 2,068,032                                            14,993
    o Avaya, Inc. 316,675                                                  4,098
      BellSouth Corp. 1,410,708                                           37,116
      CenturyTel, Inc. 109,133                                             3,902
    o Citizens Communications Co. 211,157                                  2,629
    o Nextel Communications, Inc.,
      Class A 788,871                                                     19,091
    o Qwest Communications
      International, Inc. 1,282,142                                        4,526
      SBC Communications, Inc. 2,540,633                                  60,924
      Sprint Corp. (FON Group) 688,155                                    11,010
    o Sprint Corp. (PCS Group) 788,062                                     3,428
      Verizon Communications, Inc. 2,107,422                              70,809
                                                                   -------------
                                                                         254,960
      TOBACCO 1.1%
      --------------------------------------------------------------------------
      Altria Group, Inc. 1,553,865                                        72,255
      R.J. Reynolds Tobacco Holdings, Inc. 63,900                          3,069
      UST, Inc. 125,374                                                    4,265
                                                                   -------------
                                                                          79,589
      TRAVEL & RECREATION 0.5%
      --------------------------------------------------------------------------
      Brunswick Corp. 66,972                                               1,987
      Carnival Corp. 480,912                                              16,789
      Harrah's Entertainment, Inc. 86,097                                  3,745
      Hilton Hotels Corp. 284,697                                          4,510
      Marriott International, Inc., Class A 178,134                        7,695
      Starwood Hotels & Resorts
      Worldwide, Inc. 153,921                                              5,192
                                                                   -------------
                                                                          39,918
      TRUCKING & FREIGHT 0.1%
      --------------------------------------------------------------------------
      Paccar, Inc. 89,970                                                  7,104
      Ryder Systems, Inc. 50,813                                           1,524
                                                                   -------------
                                                                           8,628
      UTILITIES: ELECTRIC & GAS 2.8%
      --------------------------------------------------------------------------
    o The AES Corp. 472,190                                                4,132
    o Allegheny Energy, Inc. 93,242                                          987
      Ameren  Corp. 124,880                                                5,576
      American Electric Power Co., Inc. 300,085                            8,459
    o Calpine Corp. 283,341                                                1,306
      Centerpoint Energy, Inc. 226,615                                     2,223
      Cinergy Corp. 136,058                                                4,940
    o CMS Energy Corp. 109,346                                               888
      Consolidated Edison, Inc. 171,470                                    6,939
      Constellation Energy Group, Inc. 128,786                             4,684
      Dominion Resources, Inc. 246,282                                    15,171
      DTE Energy Co. 130,383                                               4,809
      Duke Energy Corp. 690,912                                           12,540
    o Dynegy, Inc., Class A 276,351                                        1,108
    o Edison International 247,077                                         4,870
      El Paso Corp. 457,625                                                3,359
      Entergy Corp. 174,608                                                9,411
      Exelon Corp. 250,396                                                15,888
      FirstEnergy Corp. 247,745                                            8,520
      FPL Group, Inc. 139,198                                              8,873
      KeySpan Corp. 122,365                                                4,279
      Kinder Morgan, Inc. 93,339                                           4,998
      Nicor, Inc. 31,789                                                   1,090
      NiSource, Inc. 200,255                                               4,147
      Peoples Energy Corp. 27,820                                          1,125
    o PG&E Corp. 315,720                                                   7,719
      Pinnacle West Capital Corp. 70,250                                   2,568
      PPL Corp. 134,648                                                    5,375
      Progress Energy, Inc. 185,355                                        7,989
      Public Service Enterprise Group, Inc. 174,439                        7,129
      Sempra Energy 170,781                                                4,748
      The Southern Co. 555,055                                            16,541
      TECO Energy, Inc. 142,669                                            1,873


                                                         See financial notes. 33

SCHWAB S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      TXU Corp. 244,850                                                    5,588
      Williams Cos., Inc. 390,973                                          3,988
      Xcel Energy, Inc. 301,175                                            4,939
                                                                   -------------
                                                                         208,779

      SHORT-TERM INVESTMENT
      0.1% of net assets

      Provident Institutional
      TempFund 9,323,808                                                   9,324

      SECURITY                                      FACE VALUE
        RATE, MATURITY DATE                        ($ x 1,000)
      U.S. TREASURY OBLIGATIONS
      0.0% of net assets

    = U.S. Treasury Bills
        0.82%-0.93%, 12/18/03                              840               839

END OF INVESTMENTS. For totals, please see the first page of holdings for this fund.

      SECURITY                                      FACE VALUE
        RATE, MATURITY DATE                        ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      16.2% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS
      --------------------------------------------------------------------------
      American Express Centurion Bank
        1.11%, 12/12/03                                 21,686            21,686
        1.11%, 01/27/04                                 24,508            24,508
      American Express Credit Corp.
        1.11%, 04/16/04                                 24,676            24,676
        1.09%, 05/13/04                                 21,248            21,248
      Canadian Imperial Bank Corp.
        1.09%, 05/28/04                                 24,965            24,965
      CC USA, Inc.
        1.08%, 11/17/03                                  8,073             8,056
      Concord Minutemen Capital Corp.
        1.11%, 01/09/04                                 38,078            37,978
        1.08%, 11/14/03                                 16,884            16,852
        1.08%, 11/18/03                                 38,674            38,594
        1.07%, 11/19/03                                 39,095            39,065
      Crown Point Funding Corp.
        1.11%, 01/16/04                                 33,641            33,559
        1.08%, 11/14/03                                 21,970            21,926
      Depfa Bank PLC
        1.08%, 11/18/03                                 30,539            30,456
      Fairway Finance Corp.
        1.10%, 01/12/04                                 61,443            61,267
      General Electric Capital Corp.
        1.08%, 05/10/04                                 13,115            13,115
      Lexington Parker
        1.07%, 11/06/03                                 25,960            25,936
      Svenska Handelsbanken
        1.39%, 10/27/04                                 18,012            18,010
      Tulip Funding Corp.
        1.07%, 11/10/03                                 24,004            23,981
      Westdeutsche Landesbank AG
        1.09%, 09/23/04                                 25,550            25,545
        1.09%, 09/29/04                                 25,840            25,834
        1.08%, 10/12/04                                  5,080             5,080
                                                                   -------------
                                                                         542,337
      SHORT-TERM INVESTMENTS
      -------------------------------------------------------------------------
      Wells Fargo Bank, Time Deposit

        1.06%, 11/03/03                                 80,842            80,842

      SECURITY AND NUMBER OF SHARES

      OTHER INVESTMENT COMPANIES
      --------------------------------------------------------------------------
      Institutional Money Market
      Trust 584,942,519                                                  584,943

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN. For totals, please see the first page of holdings for this fund.


34 See financial notes.

SCHWAB S&P 500 FUND

Statement of
ASSETS AND LIABILITIES
As of October 31, 2003. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value
  (including $1,166,865 of securities on loan)                       $7,441,555 a
Collateral held for securities on loan                                1,208,122
Receivables:
  Fund shares sold                                                        8,247
  Interest                                                                    9
  Dividends                                                               9,970
  Investments sold                                                        1,517
  Due from broker for futures                                                11
  Income from securities on loan                                            121
Prepaid expenses                                                  +          84
                                                                  --------------
TOTAL ASSETS                                                          8,669,636

LIABILITIES
--------------------------------------------------------------------------------
Collateral held for securities on loan                                1,208,122
Payables:
  Fund shares redeemed                                                   13,002
  Investments bought                                                        358
  Investment adviser and administrator fees                                  39
  Transfer agent and shareholder service fees                                40
Accrued expenses                                                  +         691
                                                                  --------------
TOTAL LIABILITIES                                                     1,222,252

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          8,669,636
TOTAL LIABILITIES                                                 -   1,222,252
                                                                  --------------
NET ASSETS                                                           $7,447,384

NET ASSETS BY SOURCE
Capital received from investors                                       7,837,028
Net investment income not yet distributed                                80,919
Net realized capital losses                                            (631,612)
Net unrealized capital gains                                            161,049 b

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                      SHARES
SHARE CLASS               NET ASSETS      /      OUTSTANDING       =        NAV
Investor Shares           $3,510,048                 214,555             $16.36
Select Shares(R)          $3,691,726                 224,944             $16.41
e.Shares(R)                 $245,610                  15,007             $16.37

  Unless stated, all numbers x 1,000.

a The fund paid $7,280,890 for these securities. Not counting short-term obligations and government securities, the fund paid $505,804 for securities during the report period and received $214,532 from securities it sold or that matured.

b These derive from investments and futures. As of the report date, the fund had forty-three open S&P 500 futures contracts due to expire on December 18, 2003, with an aggregate contract value of $11,282 and net unrealized gains of $384.

FEDERAL TAX DATA
------------------------------------------------------
PORTFOLIO COST                             $7,362,738

NET UNREALIZED GAINS AND LOSSES:
Gains                                      $1,494,337
Losses                                  +  (1,415,520)
                                        --------------
                                              $78,817

UNDISTRIBUTED EARNINGS:
Ordinary income                               $80,917
Long-term capital gains                           $--

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                         Loss amount
  2008                                        $26,504
  2009                                         50,224
  2010                                        400,268
  2011                                  +      72,382
                                        --------------
                                             $549,378


                                                         See financial notes. 35

SCHWAB S&P 500 FUND

Statement of
OPERATIONS
For November 1, 2002 through October 31, 2003. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                           $    115,956
Interest                                                                      86
Securities on loan                                               +         1,082
                                                                 ---------------
TOTAL INVESTMENT INCOME                                                  117,124

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                  (60,537)
Net realized gains on futures contracts                          +         1,196
                                                                 ---------------
NET REALIZED LOSSES                                                      (59,341)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                    1,201,575
Net unrealized gains on futures contracts                        +           368
                                                                 ---------------
NET UNREALIZED GAINS                                                   1,201,943

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 11,122 a
Transfer agent and shareholder service fees:
  Investor Shares                                                          7,554 b
  Select Shares(R)                                                         3,207 b
  e.Shares(R)                                                                226 b
Trustees' fees                                                                43 c
Custodian fees                                                               183
Portfolio accounting fees                                                    976
Professional fees                                                             64
Registration fees                                                            132
Shareholder reports                                                          636
Interest expense                                                              10
Other expenses                                                   +           134
                                                                 ---------------
Total expenses                                                            24,287
Expense reduction                                                -         6,555 d
                                                                 ---------------
NET EXPENSES                                                              17,732

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  117,124
NET EXPENSES                                                     -        17,732
                                                                 ---------------
NET INVESTMENT INCOME                                                     99,392
NET REALIZED LOSSES                                                      (59,341) e
NET UNREALIZED GAINS                                             +     1,201,943 e
                                                                 ---------------
INCREASE IN NET ASSETS FROM OPERATIONS                              $  1,241,994

Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.20% of the first
  $500 million and 0.17% of the assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, 0.05%, and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co.

c For the fund's independent trustees only.

d Includes $1,672 from the investment adviser (CSIM) and $4,883 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through February 29, 2004, as follows:

                            % OF AVERAGE
  SHARE CLASS           DAILY NET ASSETS
  --------------------------------------
  Investor Shares                   0.37
  Select Shares                     0.19
  e.Shares                          0.28

  Prior to March 1, 2003, the limit was 0.35% for the Investor Shares. This limit doesn't include interest, taxes and certain non-routine expenses.

e These add up to a net gain on investments of $1,142,602.


36 See financial notes.

SCHWAB S&P 500 FUND

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/02-10/31/03     11/1/01-10/31/02
Net investment income                               $99,392              $91,487
Net realized losses                                 (59,341)            (350,232)
Net unrealized gains or losses             +      1,201,943             (899,126)
                                           -------------------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                   1,241,994           (1,157,871)

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income
Investor Shares                                      40,628               33,227
Select Shares(R)                                     49,532               44,304
e.Shares(R)                                +          3,378                3,401
                                           -------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME          $93,538              $80,932 a, b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                       11/1/02-10/31/03       11/1/01-10/31/02
                                      SHARES        VALUE    SHARES        VALUE
SHARES SOLD
Investor Shares                       50,095     $730,445    55,877     $908,494
Select Shares                         51,800      753,457    69,223    1,121,910
e.Shares                          +    4,668       67,061     5,190       83,737
                                  ----------------------------------------------
TOTAL SHARES SOLD                    106,563   $1,550,963   130,290   $2,114,141

SHARES REINVESTED
Investor Shares                        2,857      $39,062     1,850      $31,991
Select Shares                          3,300       45,211     2,314       40,073
e.Shares                          +      224        3,062       178        3,074
                                  ----------------------------------------------
TOTAL SHARES REINVESTED                6,381      $87,335     4,342      $75,138

SHARES REDEEMED
Investor Shares                      (38,573)   ($558,964)  (44,191)   ($692,759)
Select Shares                        (49,150)    (705,422)  (68,436)  (1,061,022)
e.Shares                          +   (5,869)     (84,347)   (7,834)    (123,864)
                                  ----------------------------------------------
TOTAL SHARES REDEEMED                (93,592) ($1,348,733) (120,461) ($1,877,645) c

NET TRANSACTIONS IN
FUND SHARES                           19,352     $289,565    14,171     $311,634

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                       11/1/02-10/31/03       11/1/01-10/31/02
                                      SHARES   NET ASSETS    SHARES   NET ASSETS
Beginning of period                  435,154   $6,009,363   420,983   $6,936,532
Total increase or decrease         +  19,352    1,438,021    14,171     (927,169) d
                                  ----------------------------------------------
END OF PERIOD                        454,506   $7,447,384   435,154   $6,009,363 e

Unless stated, all numbers x 1,000.

a UNAUDITED

  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

b The tax-basis components of distributions paid are:

                                 CURRENT       PRIOR
                                  PERIOD       PERIOD
  Ordinary Income                $93,538      $80,932
  Long-term capital gains            $--          $--

c The fund charges 0.75% of early withdrawal fees on shares redeemed 180 days or less after the purchase.

                                 CURRENT           PRIOR
                                  PERIOD          PERIOD
  Investor Shares                   $236            $423
  Select Shares                      302             438
  e.Shares                   +        22     +        28
                             -----------     -----------
  TOTAL                             $560            $889

  Dollar amounts are net of the redemption proceeds.

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes distributable net investment income in the amount of $80,919 and $75,065 for the current period and prior period, respectively.

  Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS(R)
  All Equity Portfolio                 2.6%
  Growth Portfolio                     1.9%
  Balanced Portfolio                   1.2%
  Conservative Portfolio               0.6%


                                                         See financial notes. 37

SCHWAB 1000 FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                        11/1/02-    11/1/01-    11/1/00-    11/1/99-    11/1/98-
INVESTOR SHARES                                         10/31/03    10/31/02    10/31/01    10/31/00    10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    25.25       29.57       39.95       37.12       29.90
                                                        ----------------------------------------------------------------------------
Income or loss from investment operations:
     Net investment income                                 0.33        0.31        0.26        0.26        0.26
     Net realized and unrealized gains or losses           4.99       (4.36)     (10.40)       2.83        7.21
                                                        ----------------------------------------------------------------------------
     Total income or loss from investment operations       5.32       (4.05)     (10.14)       3.09        7.47
Less distributions:
     Dividends from net investment income                 (0.32)      (0.27)      (0.24)      (0.26)      (0.25)
                                                        ----------------------------------------------------------------------------
Net asset value at end of period                          30.25       25.25       29.57       39.95       37.12
                                                        ----------------------------------------------------------------------------
Total return (%)                                          21.34      (13.87)     (25.50)       8.34       25.12

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
     Net operating expenses                                0.49        0.46        0.46        0.46 1      0.46
     Gross operating expenses                              0.51        0.52        0.51        0.51        0.51
     Net investment income                                 1.27        1.04        0.78        0.63        0.78
Portfolio turnover rate                                       5           9           8           9           3
Net assets, end of period ($ x 1,000,000)                 3,974       3,223       3,852       5,083       4,925

1 The ratio of net operating expenses would have been 0.47% if certain non-routine expenses (proxy fees) had been included.


38 See financial notes.

SCHWAB 1000 FUND(R)

                                                        11/1/02-    11/1/01-    11/1/00-    11/1/99-    11/1/98-
SELECT SHARES(R)                                        10/31/03    10/31/02    10/31/01    10/31/00    10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    25.26       29.58       39.98       37.16       29.93
                                                        ----------------------------------------------------------------------------
Income or loss from investment operations:
     Net investment income                                 0.37        0.35        0.31        0.29        0.30
     Net realized and unrealized gains or losses           4.99       (4.36)     (10.41)       2.84        7.22
                                                        ----------------------------------------------------------------------------
     Total income or loss from investment operations       5.36       (4.01)     (10.10)       3.13        7.52
Less distributions:
     Dividends from net investment income                 (0.35)      (0.31)      (0.30)      (0.31)      (0.29)
                                                        ----------------------------------------------------------------------------
Net asset value at end of period                          30.27       25.26       29.58       39.98       37.16
                                                        ----------------------------------------------------------------------------
Total return (%)                                          21.52      (13.77)     (25.40)       8.46       25.29

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
     Net operating expenses                                0.35        0.35        0.35        0.35 1      0.35
     Gross operating expenses                              0.36        0.37        0.36        0.36        0.37
     Net investment income                                 1.41        1.15        0.89        0.74        0.89
Portfolio turnover rate                                       5           9           8           9           3
Net assets, end of period ($ x 1,000,000)                 1,996       1,588       1,911       2,159       2,214

1 The ratio of net operating expenses would have been 0.36% if certain non-routine expenses (proxy fees) had been included.


                                                         See financial notes. 39

SCHWAB 1000 FUND(R)

PORTFOLIO HOLDINGS as of October 31, 2003

This section shows all the securities in the fund's portfolio by industry classification and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 =  Collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

                                                         COST       MARKET VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 99.9%       COMMON STOCK                              3,959,733      5,961,669

  0.0%       SHORT-TERM
             INVESTMENT                                      467            467

  0.0%       U.S. TREASURY
             OBLIGATION                                      200            200
--------------------------------------------------------------------------------
 99.9%       TOTAL INVESTMENTS                         3,960,400      5,962,336

 18.2%       COLLATERAL INVESTED FOR
             SECURITIES ON LOAN                        1,085,371      1,085,371

(18.1)%      OTHER ASSETS AND
             LIABILITIES, NET                                        (1,078,074)
--------------------------------------------------------------------------------
100.0%       TOTAL NET ASSETS                                         5,969,633

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 99.9% of net assets

      AEROSPACE / DEFENSE 1.5%
      --------------------------------------------------------------------------
      The Boeing Co.  453,182                                             17,443
      Crane Co.  31,050                                                      873
      General Dynamics Corp.  108,400                                      9,073
      Goodrich Corp.  61,892                                               1,709
   o  L-3 Communications
      Holdings, Inc.  51,200                                               2,393
      Lockheed Martin Corp.  243,584                                      11,293
      Northrop Grumman Corp.  98,597                                       8,815
      Raytheon Co.  223,000                                                5,905
      Rockwell Automation, Inc.  98,600                                    3,062
      Rockwell Collins, Inc.  95,100                                       2,610
      Textron, Inc.  73,400                                                3,647
      United Technologies Corp.  254,427                                  21,547
                                                                        --------
                                                                          88,370
      AIR TRANSPORTATION 1.1%
      --------------------------------------------------------------------------
      Delta Air Lines, Inc.  64,200                                          836
      FedEx Corp.  161,160                                                12,210
      Sabre Holdings Corp.  76,100                                         1,667
      Southwest Airlines Co.  421,925                                      8,185
      United Parcel Service, Inc.,
      Class B  607,500                                                    44,056
                                                                       ---------
                                                                          66,954
      ALCOHOLIC BEVERAGES 0.5%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B  18,800                                    1,054
      Anheuser-Busch Cos., Inc.  448,800                                  22,108
      Brown-Forman Corp., Class B  33,578                                  2,833
    o Constellation Brands, Inc.,
      Class A  55,700                                                      1,747
                                                                       ---------
                                                                          27,742
      APPAREL 0.4%
      --------------------------------------------------------------------------
    o Coach, Inc.  98,328                                                  3,487
      Jones Apparel Group, Inc.  69,100                                    2,384
      Liz Claiborne, Inc.  58,000                                          2,140
      Nike, Inc., Class B  141,900                                         9,067
      Polo Ralph Lauren Corp.  26,500                                        806
      Reebok International Ltd.  31,200                                    1,215
    o Timberland Co., Class A  19,100                                        992
      VF Corp.  58,600                                                     2,487
                                                                       ---------
                                                                          22,578
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.3%
      --------------------------------------------------------------------------
    o American Axle & Manufacturing
      Holdings, Inc.  27,900                                                 965
      ArvinMeritor, Inc.  35,400                                             594
      BorgWarner, Inc.  14,000                                             1,114
      Carlisle Cos., Inc.  16,000                                            918


40 See financial notes.

SCHWAB 1000 FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Cooper Tire & Rubber Co.  38,300                                       753
      Cummins, Inc.  21,600                                                1,024
      Dana Corp.  77,189                                                   1,257
      Danaher Corp.  83,200                                                6,893
      Delphi Corp.  301,400                                                2,682
      Donaldson Co., Inc.  22,900                                          1,310
      Eaton Corp.  40,700                                                  4,080
      Ford Motor Co.  988,970                                             11,996
      General Motors Corp.  302,934                                       12,926
    o General Motors Corp.,
      Class H  595,294                                                     9,781
      Gentex Corp.  41,600                                                 1,625
      Genuine Parts Co.  92,775                                            2,952
    o Goodyear Tire & Rubber Co.  91,200                                     626
      Harley-Davidson, Inc.  163,300                                       7,742
    o Lear Corp.  36,200                                                   2,103
    o Navistar International Corp.  35,500                                 1,435
      Oshkosh Truck Corp.  17,800                                            816
      Polaris Industries, Inc.  11,900                                     1,019
      Superior Industries
      International, Inc.  14,400                                            612
                                                                       ---------
                                                                          75,223
      BANKS 7.8%
      --------------------------------------------------------------------------
      AmSouth Bancorp.  200,875                                            4,745
      Associated Banc-Corp.  38,825                                        1,598
      Bancorpsouth, Inc.  40,800                                             959
      Bank of America Corp.  808,322                                      61,214
      Bank of Hawaii Corp.  33,750                                         1,330
      The Bank of New York
      Co., Inc.  415,700                                                  12,966
      Bank One Corp.  613,993                                             26,064
      Banknorth Group, Inc.  85,800                                        2,687
      BB&T Corp.  298,681                                                 11,550
      Citizens Banking Corp. Michigan  23,000                                673
      City National Corp.  26,000                                          1,565
      The Colonial BancGroup, Inc.  64,400                                 1,010
      Comerica, Inc.  94,774                                               4,879
      Commerce Bancorp, Inc. N.J.  39,900                                  1,929
      Commerce Bancshares, Inc.  34,848                                    1,669
      Community First Bankshares, Inc.  20,400                               554
      Compass Bancshares, Inc.  68,112                                     2,573
      Cullen/Frost Bankers, Inc.  26,500                                   1,027
      Fifth Third Bancorp  308,930                                        17,906
      First Citizens BancShares, Inc.,
      Class A  6,000                                                         684
      First Midwest Bancorp, Inc. Illinois  25,700                           794
      First Tennessee National Corp.  68,200                               3,094
      FirstMerit Corp.  44,000                                             1,134
      FleetBoston Financial Corp.  568,615                                22,966
      FNB Corp.  23,940                                                      791
      Fulton Financial Corp.  59,187                                       1,222
      Hibernia Corp., Class A  82,000                                      1,852
      Hudson City Bancorp, Inc.  102,500                                   3,540
      Hudson United Bancorp  23,500                                          853
      Huntington Bancshares, Inc.  124,935                                 2,706
      J.P. Morgan Chase & Co.  1,099,990                                  39,490
      KeyCorp, Inc.  227,446                                               6,425
      M&T Bank Corp.  65,801                                               6,179
      Marshall & Ilsley Corp.  123,470                                     4,423
      Mellon Financial Corp.  232,388                                      6,941
      Mercantile Bankshares Corp.  42,575                                  1,804
      National City Corp.  332,400                                        10,856
      National Commerce Financial
      Corp.  108,850                                                       2,990
      North Fork Bancorp., Inc.  85,900                                    3,348
      Northern Trust Corp.  120,850                                        5,613
      Old National Bancorp.  32,962                                          732
      Park National Corp.  7,100                                             830
      Peoples Bank-Bridgeport  32,000                                      1,048
      PNC Financial Services
      Group, Inc.  151,730                                                 8,128
      Popular, Inc.  70,800                                                3,186
      Provident Financial Group, Inc.  25,400                                748
      Regions Financial Corp.  119,065                                     4,376
      Sky Financial Group, Inc.  48,530                                    1,182
      SouthTrust Corp.  184,474                                            5,876
      State Street Corp.  180,100                                          9,430
      SunTrust Banks, Inc.  151,456                                       10,158
      Synovus Financial Corp.  161,762                                     4,465
      TCF Financial Corp.  38,600                                          2,014
      Trustmark Corp.  32,000                                                911
      U.S. Bancorp  1,040,053                                             28,310


                                                         See financial notes. 41

SCHWAB 1000 FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Union Planters Corp.  107,000                                        3,560
      UnionBanCal Corp.  80,200                                            4,344
      United Bankshares, Inc.  21,900                                        662
      Valley National Bancorp  49,599                                      1,451
      Wachovia Corp.  726,220                                             33,312
      Wells Fargo & Co.  906,932                                          51,078
      Westamerica Bancorp.  17,400                                           871
      Whitney Holding Corp.  20,900                                          794
      Wilmington Trust Corp.  34,000                                       1,145
      Zions Bancorp.  49,300                                               3,022
                                                                       ---------
                                                                         466,236
      BUSINESS MACHINES & SOFTWARE 8.9%
      --------------------------------------------------------------------------
    o 3Com Corp.  191,150                                                  1,376
      Adobe Systems, Inc.  124,800                                         5,471
    o Apple Computer, Inc.  196,100                                        4,489
      Autodesk, Inc.  58,700                                               1,130
    o BEA Systems, Inc.  221,900                                           3,084
    o BMC Software, Inc.  122,400                                          2,127
    o Cisco Systems, Inc.  3,792,500                                      79,567
    o Compuware Corp.  196,600                                             1,105
    o Comverse Technology, Inc.  101,200                                   1,826
    o Dell, Inc.  1,387,200                                               50,106
      Diebold, Inc.  39,418                                                2,249
    o EMC Corp.  1,181,700                                                16,355
      Fair Isaac Corp.  26,350                                             1,681
    o Gateway, Inc.  168,600                                                 850
      Hewlett-Packard Co.  1,648,340                                      36,774
      IKON Office Solutions, Inc.  75,000                                    630
  (9) International Business
      Machines Corp.  935,500                                             83,709
    o Juniper Networks, Inc.  207,300                                      3,729
    o Lexmark International, Inc.,
      Class A  69,400                                                      5,109
    o Maxtor Corp.  132,600                                                1,813
      Microchip Technology, Inc.  110,500                                  3,614
 =(2) Microsoft Corp.  5,843,100                                         152,797
    o NCR Corp.  50,651                                                    1,820
    o Network Appliance, Inc.  184,600                                     4,556
    o Novell, Inc.  200,300                                                1,176
    o Oracle Corp.  2,824,114                                             33,776
      Pitney Bowes, Inc.  125,100                                          5,142
    o Sandisk Corp.  41,900                                                3,377
    o Seagate Escrow Security  126,560                                        36
    o Siebel Systems, Inc.  263,200                                        3,314
    o Storage Technology Corp.  57,300                                     1,381
    o Sun Microsystems, Inc.  1,732,800                                    6,862
    o Sybase, Inc.  49,300                                                   882
    o Tech Data Corp.  29,400                                                968
      Total System Services, Inc.  104,400                                 2,879
    o Unisys Corp.  177,450                                                2,726
    o Xerox Corp.  426,050                                                 4,473
                                                                       ---------
                                                                         532,959
      BUSINESS SERVICES 4.1%
      --------------------------------------------------------------------------
    o Affiliated Computer Services, Inc.,
      Class A  70,700                                                      3,459
    o Affymetrix, Inc.  30,400                                               779
    o Allied Waste Industries, Inc.  110,065                               1,241
    o Apollo Group, Inc., Class A  94,750                                  6,019
    o Aramark Corp., Class B  50,400                                       1,347
      Automatic Data Processing, Inc.  321,900                            12,148
    o BearingPoint, Inc.  98,600                                             927
    o The BISYS Group, Inc.  62,600                                          895
    o CACI International, Inc., Class A  14,800                              733
    o Career Education Corp.  56,000                                       2,999
      CDW Corp.  45,700                                                    2,744
    o Cendant Corp.  549,348                                              11,223
    o Ceridian Corp.  80,000                                               1,680
    o Cerner Corp.  18,500                                                   784
      Certegy, Inc.  34,600                                                1,165
    o Checkfree Corp.  41,000                                              1,129
    o ChoicePoint, Inc.  46,666                                            1,635
      Cintas Corp.  92,900                                                 3,963
    o Citrix Systems, Inc.  94,900                                         2,399
      Computer Associates
      International, Inc.  310,779                                         7,309
    o Computer Sciences Corp.  100,696                                     3,990
    o Concord EFS, Inc.  271,524                                           2,903
    o Convergys Corp.  90,200                                              1,449
    o Copart, Inc.  48,000                                                   599
    o Corinthian Colleges, Inc.  24,600                                    1,523


42 See financial notes.

SCHWAB 1000 FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Corporate Executive Board Co.  19,400                                  990
    o D&B Corp.  40,700                                                    1,895
      Deluxe Corp.  32,200                                                 1,300
    o DeVry, Inc.  36,400                                                    883
    o DST Systems, Inc.  64,100                                            2,424
    o eBay, Inc.  347,500                                                 19,439
    o Education Management Corp.  18,400                                   1,162
      Electronic Data Systems Corp.  256,800                               5,508
      Equifax, Inc.  75,900                                                1,855
      First Data Corp.  401,604                                           14,337
    o Fiserv, Inc.  103,589                                                3,659
      Global Payments, Inc.  19,200                                          800
      GTECH Holdings Corp.  31,600                                         1,412
      H&R Block, Inc.  99,900                                              4,704
    o ICOS Corp.  34,300                                                   1,602
      IMS Health, Inc.  129,100                                            3,038
    o Interpublic Group of Cos., Inc.  209,650                             3,120
    o Intuit, Inc.  110,800                                                5,538
    o Invitrogen Corp.  26,900                                             1,711
    o Iron Mountain, Inc.  46,200                                          1,767
    o ITT Educational Services, Inc.  23,700                               1,180
      Jack Henry & Associates, Inc.  45,500                                  909
    o Jacobs Engineering Group, Inc.  30,200                               1,399
    o Lamar Advertising Co.  46,300                                        1,403
      Manpower, Inc.  41,800                                               1,939
    o Mercury Interactive Corp.  46,000                                    2,136
    o Monster Worldwide, Inc.  60,100                                      1,531
      National Instruments Corp.  26,600                                   1,133
    o Network Associates, Inc.  86,500                                     1,205
      Omnicom Group, Inc.  101,900                                         8,132
      Paychex, Inc.  203,842                                               7,933
    o PeopleSoft, Inc.  216,306                                            4,490
    o Peregrine Systems, Inc.  102,600                                        51
    o Perot Systems Corp., Class A  56,400                                   599
    o Pixar, Inc.  28,800                                                  1,982
      Republic Services, Inc.  88,800                                      2,065
      The Reynolds & Reynolds Co.,
      Class A  36,200                                                        983
    o Robert Half International, Inc.  90,200                              2,130
      The ServiceMaster Co.  156,800                                       1,798
    o Stericycle, Inc.  21,700                                             1,002
    o Sungard Data Systems, Inc.  153,800                                  4,314
    o Symantec Corp.  84,000                                               5,599
    o Synopsys, Inc.  82,600                                               2,620
    o VeriSign, Inc.  126,635                                              2,010
    o Veritas Software Corp.  229,079                                      8,281
      Viad Corp.  45,900                                                   1,147
    o Waste Connections, Inc.  14,600                                        506
      Waste Management, Inc.  318,475                                      8,255
    o WebMD Corp.  160,500                                                 1,250
    o Yahoo!, Inc.  362,906                                               15,859
                                                                       ---------
                                                                         246,027
      CHEMICALS 1.4%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.  122,200                              5,549
      Airgas, Inc.  37,300                                                   714
      Albemarle Corp.  21,700                                                582
      Cabot Corp.  31,900                                                    890
    o Celgene Corp.  43,000                                                1,793
    o Cytec Industries, Inc.  20,400                                         712
      Dow Chemical Co.  496,552                                           18,715
      E.I. du Pont de Nemours & Co.  538,689                              21,763
      Eastman Chemical Co.  40,125                                         1,303
      Ecolab, Inc.  141,100                                                3,794
      Great Lakes Chemical Corp.  26,200                                     563
      IMC Global, Inc.  59,860                                               419
      Lubrizol Corp.  26,800                                                 812
      Lyondell Chemical Co.  93,800                                        1,341
      Monsanto Co.  140,648                                                3,523
      PPG Industries, Inc.  92,100                                         5,310
      Praxair, Inc.  88,000                                                6,123
      Rohm & Haas Co.  119,114                                             4,681
      RPM International, Inc.  59,800                                        864
      Sigma-Aldrich Corp.  39,200                                          2,056
      Valspar Corp.  26,100                                                1,245
                                                                       ---------
                                                                          82,752
      CONSTRUCTION 0.7%
      --------------------------------------------------------------------------
      Centex Corp.  34,100                                                 3,325
      D.R. Horton, Inc.  83,822                                            3,336
      Florida Rock Industries, Inc.  14,900                                  853


                                                         See financial notes. 43

SCHWAB 1000 FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Fluor Corp.  43,800                                                  1,624
      KB Home  25,000                                                      1,712
      Lafarge North America, Inc.  37,800                                  1,365
      Lennar Corp., Class A  42,600                                        3,913
      Martin Marietta Materials, Inc.  25,300                              1,037
      Masco Corp.  267,800                                                 7,364
      MDC Holdings, Inc.  15,290                                           1,029
    o NVR, Inc.  4,700                                                     2,300
      Pulte Homes, Inc.  33,900                                            2,933
      The Sherwin-Williams Co.  83,900                                     2,814
      The Stanley Works  46,000                                            1,534
    o Toll Brothers, Inc.  39,400                                          1,451
      Vulcan Materials Co.  54,700                                         2,424
    o West Corp.  34,400                                                     833
                                                                       ---------
                                                                          39,847
      CONSUMER DURABLES 0.3%
      --------------------------------------------------------------------------
      Black & Decker Corp.  43,150                                         2,063
      Ethan Allen Interiors, Inc.  19,700                                    725
      Furniture Brands International, Inc.  29,300                           711
      Hillenbrand Industries, Inc.  34,000                                 2,024
      La-Z-Boy, Inc.  29,400                                                 594
      Leggett & Platt, Inc.  103,400                                       2,160
      Maytag Corp.  40,650                                                 1,032
    o Mohawk Industries, Inc.  36,439                                      2,701
      Newell Rubbermaid, Inc.  147,109                                     3,354
      Whirlpool Corp.  37,400                                              2,636
                                                                       ---------
                                                                          18,000
      CONTAINERS 0.2%
      --------------------------------------------------------------------------
      Ball Corp.  31,600                                                   1,776
      Bemis Co.  27,600                                                    1,276
    o Crown Holdings, Inc.  88,900                                           702
    o Owens-Illinois, Inc.  76,700                                           943
    o Pactiv Corp.  84,350                                                 1,860
    o Sealed Air Corp.  50,699                                             2,699
      Sonoco Products Co.  50,141                                          1,067
                                                                       ---------
                                                                          10,323
      ELECTRONICS 6.0%
      --------------------------------------------------------------------------
    o Acxiom Corp.  46,400                                                   738
    o ADC Telecommunications, Inc.  414,300                                1,057
    o Adelphia Communications,
      Class A  75,707                                                         26
    o Advanced Fibre
      Communications, Inc.  46,300                                         1,115
    o Advanced Micro Devices, Inc.  185,600                                2,821
    o Agere Systems, Inc., Class A  886,500                                3,085
    o Agilent Technologies, Inc.  252,700                                  6,297
    o Alliant Techsystems, Inc.  19,900                                    1,030
    o Altera Corp.  205,400                                                4,155
      American Power Conversion
      Corp.  113,900                                                       2,304
    o Amphenol Corp., Class A  22,200                                      1,304
    o Analog Devices, Inc.  202,100                                        8,959
    o Applied Materials, Inc.  894,900                                    20,914
    o Applied Micro Circuits Corp.  157,200                                  915
    o Arrow Electronics, Inc.  52,000                                      1,110
    o Atmel Corp.  253,300                                                 1,429
    o Avnet, Inc.  62,200                                                  1,207
      AVX Corp.  90,600                                                    1,332
    o Broadcom Corp., Class A  159,200                                     5,086
    o Cabot Microelectronics Corp.  12,700                                   724
    o Cadence Design Systems, Inc.  146,250                                2,251
    o CIENA Corp.  250,600                                                 1,606
    o Cree, Inc.  37,900                                                     673
    o Cymer, Inc.  17,800                                                    813
    o Emulex Corp.  42,700                                                 1,209
    o Energizer Holdings, Inc.  47,200                                     1,737
    o Fairchild Semiconductor International, Inc.,
      Class A  60,900                                                      1,376
    o Getty Images, Inc.  30,100                                           1,346
      Harman International
      Industries, Inc.  18,700                                             2,397
      Harris Corp.  34,600                                                 1,288
    o Hearst-Argyle Television, Inc.  48,100                               1,165
    o Integrated Circuit Systems, Inc.  37,300                             1,252
  (7) Intel Corp.  3,517,600                                             116,257
    o Interactive Data Corp.  47,700                                         820
    o International Rectifier Corp.  35,300                                1,685
      Intersil Corp., Class A  73,100                                      1,885
      ITT Industries, Inc.  50,800                                         3,454
    o Jabil Circuit, Inc.  109,100                                         3,038
    o JDS Uniphase Corp.  767,755                                          2,726


44 See financial notes.

SCHWAB 1000 FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o KLA-Tencor Corp.  102,200                                            5,859
    o Lam Research Corp.  67,100                                           1,929
      Linear Technology Corp.  168,200                                     7,167
    o LSI Logic Corp.  201,200                                             1,859
    o Lucent Technologies, Inc.  2,246,619                                 7,189
      Maxim Integrated Products, Inc.  174,529                             8,676
    o Micron Technology, Inc.  329,100                                     4,719
      Molex, Inc.  102,021                                                 3,202
      Motorola, Inc.  1,253,186                                           16,956
    o National Semiconductor Corp.  98,400                                 3,998
    o Novellus Systems, Inc.  81,600                                       3,369
    o Nvidia Corp.  85,600                                                 1,513
      PerkinElmer, Inc.  65,800                                            1,185
    o QLogic Corp.  50,700                                                 2,842
      Qualcomm, Inc.  429,100                                             20,382
    o RF Micro Devices, Inc.  95,000                                       1,113
    o Sanmina -- SCI Corp.  271,652                                        2,866
      Scientific -- Atlanta, Inc.  80,200                                  2,374
    o Skyworks Solutions, Inc.  79,500                                       682
    o Solectron Corp.  444,800                                             2,464
      Symbol Technologies, Inc.  119,970                                   1,498
      Tektronix, Inc.  45,200                                              1,160
    o Tellabs, Inc.  221,800                                               1,670
    o Teradyne, Inc.  102,000                                              2,324
      Texas Instruments, Inc.  935,455                                    27,053
    o Thermo Electron Corp.  86,984                                        1,912
    o Vishay Intertechnology, Inc.  83,150                                 1,559
    o Waters Corp.  75,100                                                 2,360
    o Western Digital Corp.  110,500                                       1,486
    o Xilinx, Inc.  183,800                                                5,827
    o Zebra Technologies Corp.,
      Class A  24,750                                                      1,410
                                                                       ---------
                                                                         361,189
      ENERGY: RAW MATERIALS 1.1%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.  135,380                                    5,905
      Apache Corp.  87,160                                                 6,077
      Arch Coal, Inc.  27,300                                                669
      Baker Hughes, Inc.  181,520                                          5,130
    o BJ Services Co.  85,600                                              2,809
      Burlington Resources, Inc.  108,767                                  5,290
    o Cooper Cameron Corp.  30,200                                         1,293
      Devon Energy Corp.  125,516                                          6,088
      ENSCO International, Inc.  79,400                                    2,092
      EOG Resources, Inc.  66,500                                          2,802
    o FMC Technologies, Inc.  34,100                                         685
    o Forest Oil Corp.  28,700                                               673
    o Grant Prideco, Inc.  63,000                                            714
      Halliburton Co.  234,360                                             5,596
      Helmerich & Payne, Inc.  25,900                                        687
    o Key Energy Services, Inc.  66,800                                      583
      Noble Energy, Inc.  29,700                                           1,180
      Occidental Petroleum Corp.  206,200                                  7,271
      Peabody Energy Corp.  29,300                                           977
    o Rowan Cos., Inc.  48,600                                             1,164
    o Smith International, Inc.  54,800                                    2,040
      Tidewater, Inc.  31,600                                                866
      Valero Energy Corp.  61,288                                          2,617
      Western Gas Resources, Inc.  17,200                                    731
                                                                       ---------
                                                                          63,939
      FOOD & AGRICULTURE 3.6%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.  344,336                                  4,941
      Campbell Soup Co.  221,700                                           5,746
      The Coca-Cola Co.  1,327,300                                        61,587
      Coca-Cola Enterprises, Inc.  242,400                                 4,887
      ConAgra Foods, Inc.  291,259                                         6,944
      Corn Products International, Inc.  18,600                              630
    o Dean Foods Co.  83,150                                               2,515
    o Del Monte Foods Co.  108,295                                         1,030
      Dreyer's Grand Ice Cream
      Holdings, Inc.  18,200                                               1,409
      General Mills, Inc.  201,250                                         9,026
      H.J. Heinz Co.  193,500                                              6,836
      Hershey Foods Corp.  72,900                                          5,621
      Hormel Foods Corp.  74,800                                           1,847
      The J.M. Smuckers Co.  25,800                                        1,129
      Kellogg Co.  220,400                                                 7,302
      Kraft Foods, Inc., Class A  149,700                                  4,356
      McCormick & Co., Inc.  74,700                                        2,214
      The Pepsi Bottling Group, Inc.  148,300                              3,306
      PepsiAmericas, Inc.  78,100                                          1,170


                                                         See financial notes. 45

SCHWAB 1000 FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      PepsiCo, Inc.  932,360                                              44,585
    o Performance Food Group Co.  23,500                                     875
      Sara Lee Corp.  418,200                                              8,335
    o The Scotts Co., Class A  17,500                                      1,011
      Sensient Technologies Corp.  24,700                                    474
    o Smithfield Foods, Inc.  56,800                                       1,208
      Supervalu, Inc.  72,000                                              1,816
      Sysco Corp.  349,500                                                11,764
      Tootsie Roll Industries, Inc.  27,730                                  915
      Tyson Foods, Inc., Class A  188,382                                  2,688
      Wm. Wrigley Jr. Co.  121,200                                         6,836
                                                                       ---------
                                                                         213,003
      GOLD 0.2%
      --------------------------------------------------------------------------
      Newmont Mining Corp.  219,538                                        9,611

      HEALTHCARE / DRUGS & MEDICINE 12.7%
      --------------------------------------------------------------------------
      Abbott Laboratories  843,700                                        35,958
    o Accredo Health, Inc.  24,700                                           789
    o AdvancePCS Corp.  48,700                                             2,507
      Allergan, Inc.  71,400                                               5,399
      AmerisourceBergen Corp.  59,795                                      3,395
    o Amgen, Inc.  698,440                                                43,136
    o Amylin Pharmaceuticals, Inc.  50,100                                 1,369
    o Andrx Corp.  37,200                                                    740
    o Anthem, Inc.  75,600                                                 5,173
    o Apogent Technologies, Inc.  52,800                                   1,159
      Applied Biosystems Group --
      Applera Corp.  111,300                                               2,569
    o Apria Healthcare Group, Inc.  28,600                                   829
    o Barr Laboratories, Inc.  35,350                                      2,714
      Bausch & Lomb, Inc.  28,100                                          1,353
      Baxter International, Inc.  327,600                                  8,708
      Beckman Coulter, Inc.  32,400                                        1,609
      Becton Dickinson & Co.  136,800                                      5,001
    o Biogen, Inc.  79,400                                                 3,213
      Biomet, Inc.  139,000                                                4,985
    o Boston Scientific Corp.  222,142                                    15,043
      Bristol-Myers Squibb Co.  1,047,500                                 26,575
      C.R. Bard, Inc.  29,200                                              2,337
      Cardinal Health, Inc.  240,956                                      14,298
    o Caremark Rx, Inc.  142,800                                           3,577
    o Cephalon, Inc.  29,600                                               1,390
    o Charles River Laboratories
      International, Inc.  23,500                                            758
    o Chiron Corp.  99,912                                                 5,458
    o Community Health Systems, Inc.  51,300                               1,232
    o Covance, Inc.  31,200                                                  812
    o Coventry Health Care, Inc.  33,200                                   1,818
    o Cytyc Corp.  60,200                                                    778
    o DaVita, Inc.  35,700                                                 1,253
      Dentsply International, Inc.  42,650                                 1,885
      Diagnostic Products Corp.  14,900                                      608
    o Edwards Lifesciences Corp.  33,500                                     971
      Eli Lilly & Co.  606,868                                            40,430
    o Express Scripts, Inc.  43,100                                        2,367
    o First Health Group Corp.  52,800                                     1,289
    o Forest Laboratories, Inc.  196,600                                   9,832
    o Genzyme Corp. -- General
      Division  119,500                                                    5,485
    o Gilead Sciences, Inc.  109,300                                       5,966
      Guidant Corp.  166,072                                               8,471
      HCA, Inc.  275,472                                                  10,537
      Health Management Associates, Inc.,
      Class A  129,428                                                     2,867
    o Health Net, Inc.  66,300                                             2,094
    o Henry Schein, Inc.  22,900                                           1,421
    o Human Genome Sciences, Inc.  67,000                                    932
    o Humana, Inc.  87,400                                                 1,773
    o Idec Pharmaceuticals Corp.  83,600                                   2,937
    o IDEXX Laboratories, Inc.  17,900                                       847
    o Igen International, Inc.  12,400                                       719
      Invacare Corp.  16,200                                                 665
    o IVAX Corp.  107,125                                                  2,063
 (10) Johnson & Johnson  1,604,220                                        80,740
    o King Pharmaceuticals, Inc.  135,166                                  1,811
    o Laboratory Corp. of America
      Holdings  78,900                                                     2,797
    o LifePoint Hospitals, Inc.  20,600                                      530
    o Lincare Holdings, Inc.  55,000                                       2,142
      Manor Care, Inc.  50,200                                             1,671
      McKesson Corp.  155,328                                              4,702


46 See financial notes.

SCHWAB 1000 FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Medco Health Solutions, Inc.  145,022                                4,815
      Medicis Pharmaceutical Corp.,
      Class A  14,100                                                        893
    o Medimmune, Inc.  141,450                                             3,771
      Medtronic, Inc.  656,400                                            29,912
      Merck & Co., Inc.  1,209,208                                        53,507
    o Mid Atlantic Medical
      Services, Inc.  26,900                                               1,571
    o Millennium Pharmaceuticals, Inc.  159,520                            2,540
      Mylan Laboratories, Inc.  149,212                                    3,603
    o NBTY, Inc.  34,500                                                     940
    o Neurocrine Biosciences, Inc.  19,000                                   890
      Omnicare, Inc.  53,300                                               2,044
    o Oxford Health Plans, Inc.  45,500                                    1,843
    o Patterson Dental Co.  37,400                                         2,393
    o Pediatrix Medical Group, Inc.  13,200                                  706
  (4) Pfizer, Inc.  4,215,412                                            133,207
    o Pharmaceutical Product
      Development, Inc.  28,800                                              866
    o Quest Diagnostics  56,300                                            3,809
    o Renal Care Group, Inc.  25,100                                         942
    o Respironics, Inc.  17,400                                              725
      Schering-Plough Corp.  792,800                                      12,106
    o SICOR, Inc.  64,200                                                  1,721
    o St. Jude Medical, Inc.  96,600                                       5,618
    o Steris Corp.  36,000                                                   750
      Stryker Corp.  106,900                                               8,671
    o Techne Corp.  21,600                                                   752
    o Tenet Healthcare Corp.  252,409                                      3,483
    o Triad Hospitals, Inc.  38,900                                        1,195
      UnitedHealth Group, Inc.  321,400                                   16,353
    o Universal Health Services,
      Class B  31,400                                                      1,477
    o Varian Medical Systems, Inc.  37,300                                 2,385
    o Vertex Pharmaceuticals, Inc.  39,800                                   522
    o Watson Pharmaceuticals, Inc.  57,500                                 2,258
    o WellPoint Health Networks, Inc.  79,350                              7,054
      Wyeth  718,900                                                      31,732
    o Zimmer Holdings, Inc.  123,600                                       7,887
                                                                       ---------
                                                                         757,428
      HOUSEHOLD PRODUCTS 2.1%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B  32,300                                  2,048
      Avon Products, Inc.  128,400                                         8,726
      Church & Dwight Co., Inc.  20,800                                      775
      Clorox Co.  116,400                                                  5,273
      Colgate-Palmolive Co.  289,900                                      15,420
      The Dial Corp.  49,500                                               1,188
      The Estee Lauder Cos., Inc.,
      Class A  67,000                                                      2,505
      The Gillette Co.  550,910                                           17,574
      International Flavors &
      Fragrances, Inc.  51,000                                             1,688
      Procter & Gamble Co.  700,300                                       68,833
                                                                       ---------
                                                                         124,030
      INSURANCE 4.5%
      --------------------------------------------------------------------------
      21st Century Insurance Group  44,500                                   628
      Aetna, Inc.  85,265                                                  4,895
      AFLAC, Inc.  276,900                                                10,101
    o Alleghany Corp.  4,242                                                 855
      The Allstate Corp.  379,048                                         14,972
      AMBAC Financial Group, Inc.  61,200                                  4,329
      American Financial Group, Inc.  36,000                                 802
  (8) American International
      Group, Inc.  1,408,771                                              85,696
      American National Insurance Co.  13,700                              1,138
      AmerUs Group Co.  20,200                                               763
      AON Corp.  169,112                                                   3,704
      Arthur J. Gallagher & Co.  48,300                                    1,410
      Brown & Brown, Inc.  37,900                                          1,154
      Chubb Corp.  101,200                                                 6,761
      CIGNA Corp.  76,400                                                  4,359
      Cincinnati Financial Corp.  86,014                                   3,520
    o CNA Financial Corp.  118,200                                         2,551
      Commerce Group, Inc.  16,800                                           668
      Erie Indemnity Co., Class A  33,300                                  1,331
      Fidelity National Financial, Inc.  79,222                            2,450
      First American Corp.  40,900                                         1,172
      Hartford Financial Services
      Group, Inc.  153,100                                                 8,405
      HCC Insurance Holdings, Inc.  32,400                                   944


                                                         See financial notes. 47

SCHWAB 1000 FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Hilb, Rogal & Hamilton Co.  18,400                                     552
      Jefferson-Pilot Corp.  76,587                                        3,656
      John Hancock Financial
      Services, Inc.  155,900                                              5,511
      Lincoln National Corp.  96,000                                       3,833
      Loews Corp.  100,400                                                 4,317
    o Markel Corp.  5,200                                                  1,312
      Marsh & McLennan Cos., Inc.  287,700                                12,299
      MBIA, Inc.  77,500                                                   4,620
      Mercury General Corp.  28,200                                        1,340
      MGIC Investment Corp.  54,200                                        2,781
      Mony Group, Inc.  24,300                                               778
      Nationwide Financial Services, Inc.,
      Class A  29,300                                                        995
      Odyssey Re Holdings Corp.  33,900                                      711
      Old Republic International Corp.  71,775                             2,580
      The PMI Group, Inc.  50,700                                          1,938
      Principal Financial Group, Inc.  175,200                             5,493
      The Progressive Corp.  117,200                                       8,649
      Protective Life Corp.  35,800                                        1,162
      Prudential Financial, Inc.  294,400                                 11,376
      Radian Group, Inc.  50,700                                           2,682
      Reinsurance Group of America, Inc.  25,600                           1,023
      Safeco Corp.  73,400                                                 2,694
      St. Paul Cos., Inc.  122,054                                         4,654
      Stancorp Financial Group, Inc.  15,200                                 958
      Torchmark Corp.  63,000                                              2,764
      Transatlantic Holdings, Inc.  29,300                                 2,247
      Travelers Property Casualty Corp.,
      Class B  540,999                                                     8,856
      Unitrin, Inc.  35,100                                                1,299
      UnumProvident Corp.  159,371                                         2,609
      W.R. Berkley Corp.  44,550                                           1,528
                                                                       ---------
                                                                         267,825
      MEDIA 4.4%
      --------------------------------------------------------------------------
      Belo Corp., Class A  60,600                                          1,652
    o Cablevision Systems Corp., NY Group,
      Class A  123,200                                                     2,489
      Clear Channel
      Communications, Inc.  331,629                                       13,537
    o Comcast Corp., Class A  1,214,780                                   41,205
    o Cox Communications, Inc.,
      Class A 318,586                                                     10,854
      Dow Jones & Co., Inc.  44,850                                        2,331
      The E.W. Scripps Co., Class A  43,475                                4,039
    o EchoStar Communications Corp.,
      Class A  135,000                                                     5,173
    o Emmis Communications Corp.,
      Class A  27,700                                                        614
    o Entercom Communications
      Corp.  28,000                                                        1,283
    o Fox Entertainment Group, Inc.,
      Class A  189,700                                                     5,255
      Gannett Co., Inc.  146,900                                          12,356
      Harte-Hanks, Inc.  47,300                                              940
      Hollinger International, Inc.  57,400                                  771
    o InterActiveCorp  356,927                                            13,103
      John Wiley & Sons, Class A  32,200                                     837
      Knight-Ridder, Inc.  44,800                                          3,285
      Lee Enterprises, Inc.  23,100                                          974
      McClatchy Co., Class A  25,900                                       1,676
      The McGraw-Hill Cos., Inc.  102,750                                  6,879
      Media General, Inc., Class A  12,100                                   799
      Meredith Corp.  27,700                                               1,344
    o Metro-Goldwyn-Mayer, Inc.  98,955                                    1,579
      New York Times Co., Class A  80,726                                  3,837
    o PanAmSat Corp.  79,900                                               1,654
      R.R. Donnelley & Sons Co.  61,300                                    1,594
    o Radio One, Inc., Class A  54,400                                       872
      The Reader's Digest Association, Inc.,
      Class A  50,800                                                        748
    o Scholastic Corp.  20,400                                               631
    o Time Warner, Inc.  2,438,430                                        37,283
      Tribune Co.  168,800                                                 8,280
    o Univision Communications, Inc.,
      Class A  172,910                                                     5,870
    o Valassis Communications, Inc.  27,300                                  707
      Viacom, Inc., Class B  947,779                                      37,788
      The Walt Disney Co.  1,102,421                                      24,959
      Washington Post, Class B  5,100                                      3,761
    o Westwood One, Inc.  55,200                                           1,652
                                                                       ---------
                                                                         262,611


48 See financial notes.

SCHWAB 1000 FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      MISCELLANEOUS 0.6%
      --------------------------------------------------------------------------
      3M Co.  424,000                                                     33,441

      MISCELLANEOUS FINANCE 8.8%
      --------------------------------------------------------------------------
      A.G. Edwards, Inc.  47,043                                           1,905
    o Affiliated Managers Group, Inc.  11,400                                827
      Allied Capital Corp.  64,700                                         1,608
      American Express Co.  696,700                                       32,696
    o AmeriCredit Corp.  84,500                                            1,132
    o Ameritrade Holding Corp.  229,200                                    3,126
      Astoria Financial Corp.  45,300                                      1,569
      The Bear Stearns Cos., Inc.  54,071                                  4,123
    o Berkshire Hathaway, Inc., Class A  621                              48,320
    o BOK Financial Corp.  29,686                                          1,122
      Capital One Financial Corp.  123,550                                 7,512
    / The Charles Schwab Corp.  730,197                                    9,901
      Charter One Financial, Inc.  121,704                                 3,890
      Chicago Mercantile Exchange  18,600                                  1,264
  (5) Citigroup, Inc.  2,781,701                                         131,853
      Commercial Federal Corp.  23,500                                       605
      Countrywide Financial Corp.  74,885                                  7,872
      Downey Financial Corp.  14,600                                         670
    o E*TRADE Group, Inc.  195,300                                         2,012
      Eaton Vance Corp.  36,000                                            1,256
      Fannie Mae  526,800                                                 37,766
      Federated Investors, Inc.,
      Class B  59,150                                                      1,635
      Franklin Resources, Inc.  135,700                                    6,435
      Freddie Mac  376,400                                                21,127
      Golden West Financial Corp.  81,900                                  8,225
      Goldman Sachs Group, Inc.  257,100                                  24,142
      GreenPoint Financial Corp.  77,700                                   2,420
      Independence Community
      Bank Corp.  29,700                                                   1,091
      IndyMac Bancorp, Inc.  28,800                                          847
      International Bancshares Corp.  20,500                                 941
    o Investment Technology Group, Inc.  25,000                              497
      Investors Financial Services Corp.  33,500                           1,184
      Janus Capital Group, Inc.  127,400                                   1,801
      Jefferies Group, Inc.  30,000                                          930
      LaBranche & Co., Inc.  31,000                                          328
      Legg Mason, Inc.  35,600                                             2,964
      Lehman Brothers Holdings, Inc.  131,560                              9,472
      Leucadia National Corp.  32,700                                      1,373
      MBNA Corp.  688,880                                                 17,050
      Merrill Lynch & Co., Inc.  505,500                                  29,926
      Moody's Corp.  80,500                                                4,655
      Morgan Stanley  587,110                                             32,215
      New York Community
      Bancorp., Inc.  76,400                                               2,766
      Nueberger Berman, Inc.  38,200                                       1,656
      Nuveen Investments, Inc.,
      Class A  48,500                                                      1,358
    o Providian Financial Corp.  155,900                                   1,732
      Raymond James Financial, Inc.  25,200                                1,028
      Roslyn Bancorp., Inc.  43,050                                        1,160
      SEI Investments Co.  55,100                                          1,605
      SLM Corp.  245,250                                                   9,604
      Sovereign Bancorp., Inc.  156,500                                    3,257
      Staten Island Bancorp., Inc.  31,400                                   626
      Student Loan Corp.  10,500                                           1,360
      T. Rowe Price Group, Inc.  65,600                                    2,699
      Waddell & Reed Financial, Inc.,
      Class A  44,200                                                        980
      Washington Federal, Inc.  36,181                                       953
      Washington Mutual, Inc.  504,910                                    22,090
      Webster Financial Corp.  24,000                                      1,073
      Wesco Financial Corp.  3,800                                         1,248
                                                                       ---------
                                                                         525,482
      NON-DURABLES & ENTERTAINMENT 1.2%
      --------------------------------------------------------------------------
    o American Greetings Corp., Class A  37,600                              802
      Applebee's International, Inc.  28,650                               1,075
    o Brinker International, Inc.  52,600                                  1,674
      CBRL Group, Inc.  25,800                                             1,000
    o The Cheesecake Factory  26,350                                       1,052
      Darden Restaurants, Inc.  88,950                                     1,863
    o Electronic Arts, Inc.  79,500                                        7,874
      Fortune Brands, Inc.  79,600                                         5,186
      Hasbro, Inc.  93,187                                                 2,031
      International Game Technology  185,900                               6,088


                                                         See financial notes. 49

SCHWAB 1000 FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      International Speedway Corp.,
      Class A  27,600                                                      1,174
    o Krispy Kreme Doughnuts, Inc.  31,200                                 1,352
      Lancaster Colony Corp.  18,900                                         751
      Mattel, Inc.  235,720                                                4,564
      McDonald's Corp.  685,700                                           17,149
      Outback Steakhouse, Inc.  40,375                                     1,696
    o Panera Bread Co., Class A  15,200                                      611
      Regis Corp.  22,600                                                    859
      Ruby Tuesday, Inc.  33,300                                             911
    o Starbucks Corp.  209,600                                             6,623
      Wendy's International, Inc.  60,100                                  2,227
    o Yum! Brands, Inc.  163,620                                           5,586
                                                                       ---------
                                                                          72,148
      NON-FERROUS METALS 0.4%
      --------------------------------------------------------------------------
      Alcoa, Inc.  456,195                                                14,402
      Engelhard Corp.  66,387                                              1,897
      Freeport-McMoran Copper &
      Gold, Inc., Class B  89,694                                          3,476
    o Phelps Dodge Corp.  48,200                                           2,976
                                                                       ---------
                                                                          22,751
      OIL: DOMESTIC 0.9%
      --------------------------------------------------------------------------
      Amerada Hess Corp.  47,800                                           2,467
      Ashland, Inc.  35,400                                                1,318
      Chesapeake Energy Corp.  112,500                                     1,342
      ConocoPhillips  368,078                                             21,036
      Diamond Offshore Drilling, Inc.  67,700                              1,249
      Kerr-McGee Corp.  57,102                                             2,370
      Marathon Oil Corp.  166,500                                          4,923
      Murphy Oil Corp.  49,740                                             2,934
    o National-Oilwell, Inc.  44,200                                         843
    o Newfield Exploration Co.  29,300                                     1,164
    o Patterson-UTI Energy, Inc.  43,200                                   1,235
    o Pioneer Natural Resources Co.  63,300                                1,674
      Pogo Producing Co.  33,800                                           1,413
    o Pride International, Inc.  70,000                                    1,147
      Sunoco, Inc.  41,700                                                 1,825
      Unocal Corp.  138,034                                                4,373
    o Varco International, Inc.  50,400                                      886
      XTO Energy, Inc.  98,633                                             2,335
                                                                       ---------
                                                                          54,534
      OIL: INTERNATIONAL 2.9%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.  576,946                                        42,867
  (6) Exxon Mobil Corp.  3,591,830                                       131,389
                                                                       ---------
                                                                         174,256
      OPTICAL & PHOTO 0.2%
      --------------------------------------------------------------------------
    o Corning, Inc.  716,141                                               7,863
      Eastman Kodak Co.  155,800                                           3,806
      Imation Corp.  18,400                                                  627
    o Ingram Micro, Inc., Class A  78,400                                  1,160
                                                                       ---------
                                                                          13,456
      PAPER & FOREST PRODUCTS 0.8%
      --------------------------------------------------------------------------
      Boise Cascade Corp.  30,400                                            853
      Bowater, Inc.  28,800                                                1,176
      Georgia-Pacific Corp.  136,688                                       3,592
      International Paper Co.  257,945                                    10,150
      Kimberly-Clark Corp.  273,960                                       14,468
      MeadWestvaco Corp.  106,053                                          2,749
    o Packaging Corp. of America  54,400                                   1,072
      Rayonier, Inc.  21,750                                                 914
    o Smurfit-Stone Container Corp.  130,900                               2,029
      Temple-Inland, Inc.  29,900                                          1,615
      Weyerhaeuser Co.  117,800                                            7,095
                                                                       ---------
                                                                          45,713
      PRODUCER GOODS & MANUFACTURING 4.4%
      --------------------------------------------------------------------------
    o AGCO Corp.  39,100                                                     704
    o American Standard Cos., Inc.  39,200                                 3,752
      Ametek, Inc.  17,200                                                   809
      Aptargroup, Inc.  18,600                                               666
      Avery Dennison Corp.  59,200                                         3,113
      Blyth, Inc.  24,100                                                    674
      Caterpillar, Inc.  186,900                                          13,696
      Deere & Co.  130,500                                                 7,911
      Dover Corp.  109,200                                                 4,261
      Emerson Electric Co.  227,400                                       12,905


50 See financial notes.

SCHWAB 1000 FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Fastenal Co.  41,400                                                 1,841
    o Fisher Scientific International,
      Inc.  28,500                                                         1,147
 =(1) General Electric Co.  5,413,500                                    157,046
      Graco, Inc.  24,800                                                    945
      Harsco Corp.  21,100                                                   808
      Herman Miller, Inc.  39,000                                            896
      HON Industries, Inc.  30,700                                         1,259
      Honeywell International, Inc.  463,263                              14,181
      Hubbell, Inc., Class B  30,838                                       1,321
      IDEX Corp.  16,900                                                     628
      Illinois Tool Works, Inc.  167,442                                  12,315
      Johnson Controls, Inc.  48,100                                       5,172
      Kennametal, Inc.  18,300                                               675
    o Millipore Corp.  25,200                                              1,105
      Pall Corp.  66,933                                                   1,566
      Parker Hannifin Corp.  63,475                                        3,235
      Pentair, Inc.  25,700                                                1,054
      Precision Castparts Corp.  27,300                                    1,123
      Roper Industries, Inc.  18,300                                         904
      Snap-On, Inc.  30,450                                                  893
    o SPX Corp.  43,800                                                    2,108
      Teleflex, Inc.  20,500                                                 943
      The Timken Co.  44,400                                                 745
      W.W. Grainger, Inc.  49,600                                          2,271
                                                                       ---------
                                                                         262,672
      RAILROAD & SHIPPING 0.4%
      --------------------------------------------------------------------------
      Alexander & Baldwin, Inc.  21,500                                      667
      Burlington Northern Santa Fe
      Corp.  199,553                                                       5,775
      CSX Corp.  120,800                                                   3,844
      GATX Corp.  25,500                                                     573
      Norfolk Southern Corp.  210,600                                      4,244
      Union Pacific Corp.  137,661                                         8,617
                                                                       ---------
                                                                          23,720
      REAL PROPERTY 1.4%
      --------------------------------------------------------------------------
      AMB Property Corp.  42,900                                           1,287
      Annaly Mortgage
      Management, Inc.  49,200                                               804
      Apartment Investment & Management
      Co., Class A  50,800                                                 2,078
      Archstone-Smith Trust  101,000                                       2,697
      Arden Realty, Inc.  32,900                                             920
      AvalonBay Communities, Inc.  37,800                                  1,726
      Boston Properties, Inc.  51,600                                      2,283
      BRE Properties, Class A  26,600                                        861
      Camden Property Trust  22,300                                          883
      CarrAmerica Realty Corp.  27,700                                       833
      Catellus Development Corp.  48,100                                   1,071
      CBL & Associates Properties, Inc.  15,500                              826
      Centerpoint Properties Trust  12,000                                   815
      Chelsea Property Group, Inc.  23,600                                 1,161
      Cousins Properties, Inc.  25,400                                       730
      Crescent Real Estate Equity Co.  52,000                                798
      Developers Diversified Realty
      Corp.  46,400                                                        1,341
      Duke Realty Corp.  72,200                                            2,114
      Equity Office Properties Trust  218,200                              6,112
      Equity Residential  146,300                                          4,279
      Federal Realty Investment Trust  26,600                              1,010
      First Industrial Realty Trust  20,100                                  649
      Forest City Enterprises, Inc.,
      Class A  25,750                                                      1,141
      General Growth Properties, Inc.  38,400                              2,938
      Health Care Property Investors,
      Inc.  34,700                                                         1,618
      Health Care Real Estate Investment
      Trust, Inc.  22,800                                                    756
      Healthcare Realty Trust, Inc.  22,000                                  743
      Heritage Property Investment
      Trust  21,600                                                          609
      Highwoods Properties, Inc.  27,800                                     689
      Hospitality Properties Trust  32,600                                 1,195
    o Host Marriott Corp.  156,700                                         1,638
      HRPT Properties Trust  76,200                                          713
      iStar Financial, Inc.  53,000                                        2,017
      Kimco Realty Corp.  59,200                                           2,466
      Liberty Property Trust  42,100                                       1,532
      The Macerich Co.  28,100                                             1,130
      Mack-Cali Realty Corp.  30,000                                       1,131
      The Mills Corp.  24,400                                                996
      New Plan Excel Realty Trust  50,400                                  1,144
      Pan Pacific Retail Properties, Inc.  20,700                            918


                                                         See financial notes. 51

SCHWAB 1000 FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Plum Creek Timber Co., Inc.  98,100                                  2,585
      Prentiss Properties Trust  22,300                                      674
      ProLogis  96,808                                                     2,860
      Public Storage, Inc.  68,000                                         2,720
      Realty Income Corp.  18,200                                            717
      Reckson Associates Realty Corp.  26,000                                578
      Regency Centers Corp.  32,500                                        1,205
      The Rouse Co.  47,200                                                2,030
      Shurgard Storage Centers, Inc.,
      Class A  24,200                                                        876
      Simon Property Group, Inc.  103,600                                  4,670
      The St. Joe Co.  39,900                                              1,318
      Thornburg Mortgage, Inc.  35,500                                       967
      Trizec Properties, Inc.  78,100                                      1,043
      United Dominion Realty Trust, Inc.  64,700                           1,129
      Vornado Realty Trust  60,400                                         3,053
      Weingarten Realty Investment  27,000                                 1,168
                                                                       ---------
                                                                          86,245
      RETAIL 7.3%
      --------------------------------------------------------------------------
    o 99 Cents Only Stores  38,566                                         1,148
    o Abercrombie & Fitch Co., Class A  52,700                             1,502
    o Advance Auto Parts, Inc.  20,600                                     1,611
      Albertson's, Inc.  203,542                                           4,130
    o Amazon.com, Inc.  215,400                                           11,722
    o Autonation, Inc.  162,600                                            3,041
    o AutoZone, Inc.  47,900                                               4,603
    o Barnes & Noble, Inc.  35,100                                         1,046
    o Bed, Bath & Beyond, Inc.  160,200                                    6,767
    o Best Buy Co., Inc.  173,150                                         10,096
    o Big Lots, Inc.  60,400                                                 907
    o BJ's Wholesale Club, Inc.  36,400                                      935
    o Borders Group, Inc.  41,400                                            938
    o Carmax, Inc.  55,600                                                 1,752
    o Chico's FAS, Inc.  46,200                                            1,734
      Circuit City Stores, Inc.  109,300                                   1,043
      Claire's Stores, Inc.  25,400                                          983
    o Costco Wholesale Corp.  246,208                                      8,708
      CVS Corp.  212,414                                                   7,473
      Dillards, Inc., Class A  44,100                                        713
      Dollar General Corp.  179,369                                        4,030
    o Dollar Tree Stores, Inc.  61,300                                     2,340
      Family Dollar Stores, Inc.  91,900                                   4,008
      Federated Department
      Stores, Inc.  102,100                                                4,855
      Foot Locker, Inc.  76,900                                            1,376
      The Gap, Inc.  481,700                                               9,191
      Home Depot, Inc.  1,242,097                                         46,045
      J.C. Penney Co., Inc.
      Holding Co.  146,300                                                 3,460
    o Kohl's Corp.  183,700                                               10,300
    o Kroger Co.  407,530                                                  7,128
      Limited Brands, Inc.  278,968                                        4,910
      Lowe's Cos., Inc.  423,600                                          24,963
      The May Department
      Stores Co.  156,350                                                  4,372
      Michaels Stores, Inc.  36,900                                        1,752
    o The Neiman Marcus Group, Inc.,
      Class A  25,000                                                      1,189
      Nordstrom, Inc.  73,100                                              2,229
    o O'Reilly Automotive, Inc.  27,800                                    1,203
    o Office Depot, Inc.  163,548                                          2,442
    o Payless Shoesource, Inc.  35,400                                       468
      PETsMART, Inc.  76,500                                               1,959
      Pier 1 Imports, Inc.  48,100                                         1,111
      RadioShack Corp.  96,532                                             2,895
    o Rent-A-Center, Inc.  53,750                                          1,680
    o Rite Aid Corp.  278,300                                              1,595
      Ross Stores, Inc.  40,500                                            2,025
    o Safeway, Inc.  236,880                                               4,998
    o Saks, Inc.  74,440                                                   1,035
      Sears, Roebuck & Co.  166,600                                        8,768
    o Staples, Inc.  264,160                                               7,085
      Talbots, Inc.  30,000                                                  986
      Target Corp.  490,800                                               19,504
      Tiffany & Co.  77,600                                                3,682
      TJX Cos., Inc.  279,900                                              5,875
    o Toys `R' Us, Inc.  115,080                                           1,496
 =(3) Wal-Mart Stores, Inc.  2,361,500                                   139,210


52 See financial notes.

SCHWAB 1000 FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Walgreen Co.  552,300                                               19,231
    o Whole Foods Market, Inc.  31,900                                     1,890
    o Williams-Sonoma, Inc.  71,400                                        2,523
      Winn-Dixie Stores, Inc.  73,300                                        593
    o Zale Corp.  13,760                                                     712
                                                                       ---------
                                                                         435,966
      STEEL 0.1%
      --------------------------------------------------------------------------
      Nucor Corp.  43,300                                                  2,374
      United States Steel Corp.  53,260                                    1,260
      Worthington Industries, Inc.  51,600                                   752
                                                                       ---------
                                                                           4,386
      TELEPHONE 3.3%
      --------------------------------------------------------------------------
      Adtran, Inc.  21,400                                                 1,456
      Alltel Corp.  170,667                                                8,067
      AT&T Corp.  425,017                                                  7,901
    o AT&T Wireless Services, Inc.  1,466,121                             10,629
      BellSouth Corp.  997,100                                            26,234
      CenturyTel, Inc.  78,087                                             2,792
    o Citizens Communications Co.  149,718                                 1,864
    o Level 3 Communications, Inc.  351,400                                1,894
    o Liberty Media Corp., Class A  1,334,100                             13,461
    o Nextel Communications, Inc.,
      Class A  557,600                                                    13,494
    o Nextel Partners, Inc., Class A  93,100                               1,119
    o Qwest Communications
      International, Inc.  904,647                                         3,193
      SBC Communications, Inc.  1,793,428                                 43,006
      Sprint Corp. (FON Group)  486,368                                    7,782
    o Sprint Corp. (PCS Group)  549,121                                    2,389
      Telephone & Data Systems, Inc.  30,600                               1,916
    o U.S. Cellular Corp.  46,700                                          1,581
      Verizon Communications,
      Inc.  1,489,393                                                     50,044
                                                                       ---------
                                                                         198,822
      TOBACCO 0.9%
      --------------------------------------------------------------------------
      Altria Group, Inc.  1,096,200                                       50,973
      R.J. Reynolds Tobacco Holdings,
      Inc.  45,800                                                         2,200
      UST, Inc.  89,900                                                    3,059
                                                                       ---------
                                                                          56,232
      TRAVEL & RECREATION 0.4%
      --------------------------------------------------------------------------
      Brunswick Corp.  46,900                                              1,392
    o Extended Stay America, Inc.  48,800                                    717
      Harrah's Entertainment, Inc.  60,100                                 2,614
      Hilton Hotels Corp.  202,567                                         3,209
      Mandalay Resort Group  35,800                                        1,405
      Marriott International, Inc.,
      Class A  125,700                                                     5,430
    o MGM MIRAGE  82,200                                                   2,918
    o Park Place Entertainment Corp.  163,000                              1,565
      Speedway Motorsports, Inc.  22,000                                     636
      Starwood Hotels & Resorts
      Worldwide, Inc.  107,700                                             3,633
      Station Casinos, Inc.  30,100                                          895
                                                                       ---------
                                                                          24,414
      TRUCKING & FREIGHT 0.2%
      --------------------------------------------------------------------------
      C.H. Robinson Worldwide, Inc.  46,000                                1,802
      CNF, Inc.  25,700                                                      900
      Expeditors International
      Washington, Inc.  56,200                                             2,110
      Heartland Express, Inc.  26,100                                        648
    o J.B. Hunt Transport Services, Inc.  41,000                           1,041
      Paccar, Inc.  62,280                                                 4,918
      Ryder Systems, Inc.  32,500                                            975
    o Swift Transportation Co., Inc.  43,400                                 973
      Werner Enterprises, Inc.  41,500                                       749
                                                                       ---------
                                                                          14,116
      UTILITIES: ELECTRIC & GAS 2.9%
      --------------------------------------------------------------------------
    o The AES Corp.  328,906                                               2,878
      AGL Resources, Inc.  32,300                                            909
      Allete, Inc.  46,700                                                 1,411
      Alliant Energy Corp.  57,800                                         1,391
      Ameren Corp.  87,430                                                 3,904
      American Electric Power
      Co., Inc.  211,820                                                   5,971
      Atmos Energy Corp.  26,400                                             647
    o Calpine Corp.  196,500                                                 906
      Centerpoint Energy, Inc.  164,917                                    1,618
      Cinergy Corp.  94,465                                                3,430


                                                         See financial notes. 53

SCHWAB 1000 FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o CMS Energy Corp.  75,000                                               609
      Consolidated Edison, Inc.  121,800                                   4,929
      Constellation Energy Group, Inc.  89,950                             3,271
      Dominion Resources, Inc.  174,016                                   10,719
      DPL, Inc.  65,692                                                    1,197
      DTE Energy Co.  91,183                                               3,363
      Duke Energy Corp.  487,362                                           8,846
      Duquesne Light Holdings, Inc.  38,700                                  622
    o Edison International  182,400                                        3,595
      El Paso Corp.  317,646                                               2,332
      Energy East Corp.  78,184                                            1,755
      Entergy Corp.  123,421                                               6,652
      Equitable Resources, Inc.  32,600                                    1,343
      Exelon Corp.  175,987                                               11,166
      FirstEnergy Corp.  175,098                                           6,022
      FPL Group, Inc.  99,000                                              6,310
      Great Plains Energy, Inc.  37,600                                    1,199
      Hawaiian Electric Industries, Inc.  19,100                             874
      KeySpan Corp.  85,434                                                2,988
      Kinder Morgan, Inc.  67,200                                          3,599
      MDU Resources Group, Inc.  59,700                                    1,351
      National Fuel Gas Co.  41,700                                          932
      Nicor, Inc.  22,800                                                    781
      NiSource, Inc.  139,880                                              2,897
      Northeast Utilities, Inc.  70,500                                    1,328
      NSTAR  27,500                                                        1,284
      OGE Energy Corp.  45,100                                             1,029
      Oneok, Inc.  37,800                                                    752
      Peoples Energy Corp.  18,500                                           748
      Pepco Holdings, Inc.  91,525                                         1,611
    o PG&E Corp.  222,258                                                  5,434
      Philadelphia Suburban Corp.  38,700                                    914
      Piedmont Natural Gas Co.  17,200                                       683
      Pinnacle West Capital Corp.  49,000                                  1,791
      PPL Corp.  95,120                                                    3,797
      Progress Energy, Inc.  131,100                                       5,650
      Public Service Enterprise
      Group, Inc.  121,200                                                 4,953
      Puget Energy, Inc.  48,300                                           1,098
      Questar Corp.  44,500                                                1,413
      SCANA Corp.  59,600                                                  2,044
      Sempra Energy  120,638                                               3,354
      The Southern Co.  392,100                                           11,685
      TECO Energy, Inc.  100,800                                           1,324
      TXU Corp.  173,012                                                   3,948
      UGI Corp.  21,600                                                      665
      Vectren Corp.  40,000                                                  944
      WGL Holdings, Inc.  25,300                                             700
      Williams Cos., Inc.  274,309                                         2,798
      Wisconsin Energy Corp.  62,200                                       2,037
      WPS Resources Corp.  16,600                                            736
      Xcel Energy, Inc.  215,335                                           3,531
                                                                       ---------
                                                                         176,668
      SHORT-TERM INVESTMENT
      0.0% of net assets

      Provident Institutional
      TempFund  466,624                                                      467

      SECURITY                                       FACE VALUE
         RATE, MATURITY DATE                        ($ x 1,000)
      U.S. TREASURY OBLIGATION
      0.0% of net assets

    = U.S. Treasury Bill
         0.93%, 12/18/03                                    200              200

END OF INVESTMENTS. For totals, please see the first page of holdings for this fund.


54 See financial notes.

SCHWAB 1000 FUND(R)

      SECURITY                                       FACE VALUE       MKT. VALUE
         RATE, MATURITY DATE                        ($ x 1,000)      ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      18.2% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS
      --------------------------------------------------------------------------
      American Express Centurion Bank
         1.11%, 12/12/03                                 16,589           16,589
         1.11%, 01/27/04                                 10,890           10,890
      American Express Credit Corp.
         1.11%, 04/16/04                                 45,006           45,006
         1.09%, 05/13/04                                 10,308           10,308
      Canadian Imperial Bank Corp.
         1.09%, 05/28/04                                 29,321           29,316
      CC USA, Inc.
         1.08%, 11/17/03                                 15,856           15,824
      Concord Minutemen Capital Corp.
         1.11%, 01/09/04                                 24,998           24,933
         1.08%, 11/14/03                                 25,557           25,509
         1.08%, 11/18/03                                 27,683           27,626
         1.07%, 11/19/03                                 22,412           22,395
      Crown Point Funding Corp.
         1.11%, 01/16/04                                 35,351           35,265
         1.08%, 11/14/03                                 28,474           28,416
      Depfa Bank PLC
         1.08%, 11/18/03                                 41,117           41,005
         1.08%, 12/22/03                                  5,090            5,076
      Fairway Finance Corp.
         1.10%, 01/12/04                                 10,198           10,169
      General Electric Capital Corp.
         1.08%, 05/10/04                                 42,650           42,650
      Lexington Parker
         1.07%, 11/06/03                                 16,286           16,271
      Svenska Handelsbanken
         1.39%, 10/27/04                                 40,561           40,557
      Tulip Funding Corp.
         1.07%, 11/10/03                                 15,580           15,565
      Westdeutsche Landesbank AG
         1.09%, 09/23/04                                 23,350           22,345
         1.09%, 09/29/04                                 12,558           12,555
         1.08%, 10/12/04                                  2,114            2,114
                                                     ----------       ----------
                                                                         500,384
      SHORT-TERM INVESTMENTS
      --------------------------------------------------------------------------
      Wells Fargo Bank, Time Deposit
         1.06%, 11/03/03                                 69,773           69,773

      SECURITY AND NUMBER OF SHARES

      OTHER INVESTMENT COMPANIES
      --------------------------------------------------------------------------
      Institutional Money Market
      Trust  515,213,849                                                 515,214

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN. For totals, please see the first page of holdings for this fund.


                                                         See financial notes. 55

SCHWAB 1000 FUND(R)

Statement of
ASSETS AND LIABILITIES
As of October 31, 2003. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value
   (including $1,047,251 of securities on loan)                      $5,962,336 a
Collateral held for securities on loan                                1,085,371
Receivables:
   Fund shares sold                                                       3,844
   Interest                                                                   2
   Dividends                                                              7,666
   Investments sold                                                         816
   Due from broker for futures                                                3
   Income from securities on loan                                           144
Prepaid expenses                                                  +          80
                                                                  --------------
TOTAL ASSETS                                                          7,060,262

LIABILITIES
--------------------------------------------------------------------------------
Collateral held for securities on loan                                1,085,371
Payables:
   Fund shares redeemed                                                   3,806
   Investments bought                                                       746
   Investment adviser and administrator fees                                 53
   Transfer agent and shareholder service fees                               66
Accrued expenses                                                  +         587
                                                                  --------------
TOTAL LIABILITIES                                                     1,090,629

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          7,060,262
TOTAL LIABILITIES                                                 -   1,090,629
                                                                  --------------
NET ASSETS                                                           $5,969,633

NET ASSETS BY SOURCE
Capital received from investors                                       4,460,996
Net investment income not yet distributed                                55,633
Net realized capital losses                                            (549,038)
Net unrealized capital gains                                          2,002,042 b

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                       SHARES
SHARE CLASS                  NET ASSETS     /     OUTSTANDING      =         NAV
Investor Shares              $3,974,081               131,357             $30.25
Select Shares(R)             $1,995,552                65,933             $30.27

Unless stated, all numbers x 1,000.

a The fund paid $3,960,400 for these securities. Not counting short-term obligations and government securities, the fund paid $450,859 for securities during the report period and received $268,270 from securities it sold or that matured.

b These derive from investments and futures. As of the report date, the fund had twelve open S&P 500 futures contracts due to expire on December 18, 2003, with an aggregate contract value of $3,149 and net unrealized gains of $106.

FEDERAL TAX DATA
-------------------------------------------------
PORTFOLIO COST                        $3,981,035

NET UNREALIZED GAINS AND LOSSES:
Gains                                 $2,461,677
Losses                             +    (480,376)
                                   --------------
                                      $1,981,301
AS OF OCTOBER 31, 2003:

NET UNDISTRIBUTED EARNINGS:
Ordinary income                          $55,588
Long-term capital gains                      $--

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                    Loss amount
   2004                                     $844
   2005                                    2,606
   2006                                      650
   2007                                   11,853
   2009                                   97,811
   2010                                  250,410
   2011                              +   164,078
                                     ------------
                                        $528,252
RECLASSIFICATIONS:
Net realized capital losses                 $415
Reclassified as:
Capital received from investors            ($415)


56 See financial notes.

SCHWAB 1000 FUND(R)

Statement of
OPERATIONS
For November 1, 2002 through October 31, 2003. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $90,420 a
Interest                                                                     58
Securities on loan                                                +       1,168
                                                                  --------------
TOTAL INVESTMENT INCOME                                                  91,646

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                (169,559)
Net realized gains on futures contracts                           +         730
                                                                  --------------
NET REALIZED LOSSES                                                    (168,829)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                   1,141,108
Net unrealized gains on futures contracts                         +          40
                                                                  --------------
NET UNREALIZED GAINS                                                  1,141,148

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                11,814 b
Transfer agent and shareholder service fees:
   Investor Shares                                                        8,646 c
   Select Shares(R)                                                       1,730 c
Trustees' fees                                                               33 d
Custodian fees                                                              168
Portfolio accounting fees                                                   776
Professional fees                                                            56
Registration fees                                                           116
Shareholder reports                                                         598
Interest expense                                                              5
Other expenses                                                    +          59
                                                                  --------------
Total expenses                                                           24,001
Expense reduction                                                 -         831 e
                                                                  --------------
NET EXPENSES                                                             23,170

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  91,646
NET EXPENSES                                                      -      23,170
                                                                  --------------
NET INVESTMENT INCOME                                                    68,476
NET REALIZED LOSSES                                                    (168,829) f
NET UNREALIZED GAINS                                              +   1,141,148 f
                                                                  --------------
INCREASE IN NET ASSETS FROM OPERATIONS                               $1,040,795

  Unless stated, all numbers x 1,000.

a An additional $5 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.30% of the first
  $500 million and 0.22% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co.

d For the fund's independent trustees only.

e Includes $407 from the investment adviser (CSIM) and $424 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through February 29, 2004, as follows:

                                    % OF AVERAGE
  SHARE CLASS                   DAILY NET ASSETS
  ----------------------------------------------
  Investor Shares                           0.51
  Select Shares                             0.36

  Prior to March 1, 2003, the limits were 0.46% and 0.35% for the Investor Shares and Select Shares, respectively. This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $972,319.


                                                         See financial notes. 57

SCHWAB 1000 FUND(R)

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/02-10/31/03    11/1/01-10/31/02
Net investment income                               $68,476             $61,586
Net realized losses                                (168,829)           (250,220)
Net unrealized gains or losses             +      1,141,148            (624,054)
                                           -------------------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                   1,040,795            (812,688)

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income
Investor Shares                                      40,944              35,185
Select Shares(R)                            +        22,368              19,589
                                           -------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME          $63,312             $54,774 a, b

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                11/1/02-10/31/03             11/1/01-10/31/02
                               SHARES          VALUE       SHARES         VALUE
SHARES SOLD
Investor Shares                23,357       $623,574       23,138      $680,418
Select Shares             +    14,563        384,508       13,770       407,100
                          ------------------------------------------------------
TOTAL SHARES SOLD              37,920     $1,008,082       36,908    $1,087,518

SHARES REINVESTED
Investor Shares                 1,516        $38,050        1,048       $32,699
Select Shares             +       766         19,200          539        16,793
                          ------------------------------------------------------
TOTAL SHARES REINVESTED         2,282        $57,250        1,587       $49,492

SHARES REDEEMED
Investor Shares               (21,127)     ($560,404)     (26,817)    ($764,754)
Select Shares             +   (12,277)      (323,765)     (16,042)     (456,881)
                          ------------------------------------------------------
TOTAL SHARES REDEEMED         (33,404)     ($884,169)     (42,859)  ($1,221,635) c

NET TRANSACTIONS
IN FUND SHARES                  6,798       $181,163       (4,364)     ($84,625)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                 11/1/02-10/31/03            11/1/01-10/31/02
                               SHARES     NET ASSETS       SHARES    NET ASSETS
Beginning of period           190,492     $4,810,987      194,856    $5,763,074
Total increase or
decrease                  +     6,798      1,158,646       (4,364)     (952,087) d
                          ------------------------------------------------------
END OF PERIOD                 197,290     $5,969,633      190,492    $4,810,987  e

  Unless stated, all numbers x 1,000.

a UNAUDITED
  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

b The tax-basis components of distributions paid are:

  CURRENT PERIOD:
  Ordinary Income              $63,312
  Long-term capital gains          $--

  PRIOR PERIOD:
  Ordinary Income              $54,774
  Long-term capital gains          $--

c The fund charges 0.75% of early withdrawal fees on shares redeemed 180 days or less after the purchase.

  CURRENT PERIOD:
  Investor Shares                 $222
  Select Shares                +   163
                               -------
  TOTAL                           $385

  PRIOR PERIOD:
  Investor Shares                 $323
  Select Shares                +   190
                               -------
  TOTAL                           $513

  Dollar amounts are net of the redemption proceeds.

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes distributable net investment income in the amount of $55,633 and $50,469 for the current period and for prior period, respectively.


58 See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                        11/1/02-    11/1/01-    11/1/00-    11/1/99-    11/1/98-
INVESTOR SHARES                                         10/31/03    10/31/02    10/31/01    10/31/00    10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Net asset value at beginning of period                    13.27       15.98       21.06       17.41       15.39
                                                        ----------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                   0.11        0.13        0.07        0.07        0.06
   Net realized and unrealized gains or losses             4.98       (2.17)      (2.76)       3.62        2.89
                                                        ----------------------------------------------------------------------------
   Total income or loss from investment operations         5.09       (2.04)      (2.69)       3.69        2.95
Less distributions:
   Dividends from net investment income                   (0.14)      (0.09)      (0.08)      (0.04)      (0.06)
   Distributions from net realized gains                     --       (0.58)      (2.31)         --       (0.87)
                                                        ----------------------------------------------------------------------------
   Total distributions                                    (0.14)      (0.67)      (2.39)      (0.04)      (0.93)
                                                        ----------------------------------------------------------------------------
Net asset value at end of period                          18.22       13.27       15.98       21.06       17.41
                                                        ----------------------------------------------------------------------------
Total return (%)                                          38.72      (13.66)     (13.66)      21.22       19.96

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                  0.56        0.49        0.49        0.49 1      0.49
   Gross operating expenses                                0.60        0.60        0.61        0.66        0.79
   Net investment income                                   0.74        0.77        0.49        0.44        0.33
Portfolio turnover rate                                      34          44          49          54          41
Net assets, end of period ($ x 1,000,000)                   886         722         804         803         452

1 The ratio of net operating expenses would have been 0.50% if certain non-routine expenses (proxy fees) had been included.


                                                         See financial notes. 59

SCHWAB SMALL-CAP INDEX FUND(R)

FINANCIAL HIGHLIGHTS

                                                       11/1/02-    11/1/01-    11/1/00-    11/1/99-    11/1/98-
SELECT SHARES(R)                                       10/31/03    10/31/02    10/31/01    10/31/00    10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   13.28       16.00       21.09       17.44       15.41
                                                       -----------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                  0.14        0.14        0.11        0.11        0.07
   Net realized and unrealized gains or losses            4.99       (2.18)      (2.78)       3.61        2.90
                                                       -----------------------------------------------------------------------------
   Total income or loss from investment operations        5.13       (2.04)      (2.67)       3.72        2.97
Less distributions:
   Dividends from net investment income                  (0.16)      (0.10)      (0.11)      (0.07)      (0.07)
   Distributions from net realized gains                    --       (0.58)      (2.31)         --       (0.87)
                                                       -----------------------------------------------------------------------------
   Total distributions                                   (0.16)      (0.68)      (2.42)      (0.07)      (0.94)
                                                       -----------------------------------------------------------------------------
Net asset value at end of period                         18.25       13.28       16.00       21.09       17.44
                                                       -----------------------------------------------------------------------------
Total return (%)                                         39.02      (13.62)     (13.56)      21.37       20.14

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                 0.41        0.38        0.38        0.38 1      0.38
   Gross operating expenses                               0.45        0.45        0.46        0.51        0.65
   Net investment income                                  0.89        0.88        0.60        0.55        0.44
Portfolio turnover rate                                     34          44          49          54          41
Net assets, end of period ($ x 1,000,000)                  759         638         727         757         447

1 The ratio of net operating expenses would have been 0.39% if certain non-routine expenses (proxy fees) had been included.


60 See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R)

PORTFOLIO HOLDINGS as of October 31, 2003

This section shows all the securities in the fund's portfolio by industry classification and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)  Top ten holding

 o   Non-income producing security

 =   Collateral for open futures contracts

                                                      COST          MARKET VALUE
HOLDINGS BY CATEGORY                                ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
 99.8%       COMMON STOCK                           1,334,511         1,642,535

  0.0%       U.S. TREASURY
             OBLIGATIONS                                  150               150
--------------------------------------------------------------------------------
 99.8%       TOTAL INVESTMENTS                      1,334,661         1,642,685

  7.5%       COLLATERAL INVESTED FOR
             SECURITIES ON LOAN                       122,374           122,374

 (7.3)%      OTHER ASSETS AND
             LIABILITIES, NET                                          (119,767)
--------------------------------------------------------------------------------
100.0%       TOTAL NET ASSETS                                         1,645,292

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK  99.8% of net assets

      AEROSPACE / DEFENSE 0.9%
      --------------------------------------------------------------------------
    o Armor Holdings, Inc.  63,700                                         1,242
    o DRS Technologies, Inc.  52,000                                       1,251
      EDO Corp.  45,300                                                    1,010
      Engineered Support Systems, Inc.  36,900                             2,495
    o ESCO Technologies, Inc.  29,900                                      1,300
    o Esterline Technologies Corp.  48,000                                 1,063
      GenCorp, Inc.  100,300                                                 950
    o Teledyne Technologies, Inc.  73,000                                  1,204
    o Trimble Navigation Ltd.  72,700                                      2,010
    o Veeco Instruments, Inc.  66,270                                      1,680
                                                                         -------
                                                                          14,205
      AIR TRANSPORTATION 1.0%
      --------------------------------------------------------------------------
    o AirTran Holdings, Inc.  165,900                                      2,689
    o Alaska Air Group, Inc.  60,700                                       1,748
    o Atlantic Coast Airlines
      Holdings, Inc.  104,800                                              1,160
    o Continental Airlines, Inc.,
      Class B  149,300                                                     2,852
    o EGL, Inc.  107,400                                                   1,752
    o ExpressJet Holdings, Inc.  123,100                                   1,883
    o Northwest Airlines Corp.,
      Class A  195,100                                                     2,671
      SkyWest, Inc.  132,400                                               2,448
                                                                         -------
                                                                          17,203
      ALCOHOLIC BEVERAGES 0.0%
      --------------------------------------------------------------------------
    o The Robert Mondavi Corp.,
      Class A  21,500                                                        754

      APPAREL 1.3%
      --------------------------------------------------------------------------
    o Aeropostale, Inc.  82,500                                            2,545
      Brown Shoe Co., Inc.  41,400                                         1,432
      The Buckle, Inc.  49,650                                             1,113
    o The J. Jill Group, Inc.  43,500                                        529
      K-Swiss, Inc., Class A  40,100                                       1,762
      Kellwood Co.  60,900                                                 2,275
      Kenneth Cole Productions, Inc.,
      Class A  44,350                                                      1,313
      Oshkosh B'Gosh, Inc., Class A  26,600                                  574
      Phillips-Van Heusen Corp.  69,600                                    1,193
    o Quiksilver, Inc.  124,900                                            2,145
      Russell Corp.  74,200                                                1,356
    o Stage Stores, Inc.  42,700                                           1,229
      Stride Rite Corp.  89,400                                            1,077
    o Unifi, Inc.  124,100                                                   619
      Wolverine World Wide, Inc.  91,600                                   1,850
                                                                         -------
                                                                          21,012
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.6%
      --------------------------------------------------------------------------
      A.O. Smith Corp., Class B   67,100                                   2,124
    o Aftermarket Technology Corp.  53,300                                   632
      Arctic Cat, Inc.  49,500                                             1,115
      Bandag, Inc.  45,000                                                 1,647
    o CSK Auto Corp.  99,600                                               1,708


                                                         See financial notes. 61

SCHWAB SMALL-CAP INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Fleetwood Enterprises, Inc.  80,300                                   809
    o Group 1 Automotive, Inc.  50,700                                    1,796
      Modine Manufacturing Co.  77,500                                    1,983
    o Monaco Coach Corp.  65,900                                          1,588
      Myers Industries, Inc.  71,100                                        867
      Sonic Automotive, Inc.  67,400                                      1,530
    o TBC Corp.  51,000                                                   1,387
      Thor Industries, Inc.  63,600                                       4,078
    o United Auto Group, Inc.  91,700                                     2,381
      Winnebago Industries, Inc.  41,800                                  2,437
                                                                         ------
                                                                         26,082
      BANKS 7.3%
      --------------------------------------------------------------------------
      Alabama National Bancorp  29,400                                    1,548
      Allegiant Bancorp, Inc.  39,200                                       862
      Anchor Bancorp Wisconsin, Inc.  53,300                              1,327
      BancFirst Corp.  16,700                                               901
      BankAtlantic Bancorp, Inc.,
      Class A  119,900                                                    2,013
      Boston Private Financial
      Holdings, Inc.  48,600                                              1,238
      Capital City Bank Group, Inc.  31,250                               1,208
      Capitol Bancorp Ltd.  28,300                                          750
      Chemical Financial Corp.  54,187                                    1,883
      Chittenden Corp.  84,025                                            2,704
      City Holding Co.  38,400                                            1,299
      Community Bank System, Inc.  29,900                                 1,458
      Community Trust Bancorp, Inc.  28,000                                 903
      Connecticut Bancshares, Inc.  24,300                                1,256
      Corus Bankshares, Inc.  30,700                                      1,805
      Dime Community
      Bancshares, Inc.  58,850                                            1,641
      Financial Institutions, Inc.  27,000                                  675
      First Busey Corp., Class A  30,800                                    831
      First Charter Corp.  69,400                                         1,423
      First Commonwealth Financial
      Corp.  134,100                                                      1,851
      First Essex Bancorp, Inc.  17,000                                     925
      First Federal Capital Corp.  46,500                                 1,022
      First Financial Bancorp  101,830                                    1,690
      First Financial Bancshares, Inc.  35,731                            1,502
      First Merchants Corp.  40,530                                       1,083
      First Republic Bank  34,100                                         1,221
    o FirstFed Financial Corp.  39,600                                    1,782
      Frontier Financial Corp.  42,900                                    1,345
      Gold Banc Corp., Inc. 92,000                                        1,189
      Greater Bay Bancorp  118,000                                        3,181
      Hancock Holding Co.  34,917                                         1,998
      Harbor Florida Bancshares, Inc.  54,700                             1,472
      Harleysville National Corp.  54,693                                 1,652
      Independent Bank Corp. 33,400                                         976
      Integra Bank Corp. 39,570                                             827
      Irwin Financial Corp. 59,200                                        1,659
      MAF Bancorp., Inc. 60,225                                           2,525
      Main Street Banks, Inc. 40,000                                      1,043
      Mid-State Bancshares  53,700                                        1,306
      Midwest Banc Holdings, Inc.  41,300                                   973
    o Movie Gallery, Inc. 72,000                                          1,489
      National Penn Bancshares, Inc.  55,710                              1,660
      NBT Bancorp., Inc.  75,600                                          1,588
      Net.B@nk, Inc. 108,600                                              1,489
      OceanFirst Financial Corp.  32,200                                    842
      Old Second Bancorp, Inc.  15,400                                      708
      Omega Financial Corp.  17,700                                         640
      Oriental Financial Group  40,650                                    1,041
      PFF Bancorp, Inc.  37,800                                           1,410
      Prosperity Bancshares, Inc.  43,600                                 1,007
      Provident Bankshares Corp.  56,194                                  1,744
      Republic Bancorp, Inc. 130,420                                      1,894
      Riggs National Corp.  64,800                                        1,070
      S&T Bancorp, Inc.  60,600                                           1,832
    o S1 Corp.  159,000                                                   1,285
      Sandy Spring Bancorp, Inc.  33,700                                  1,216
      Seacoast Banking Corp.
      of Florida  31,700                                                    561
      Second Bancorp., Inc.  22,300                                         618
    o Silicon Valley Bancshares  78,700                                   2,762
    = The South Financial Group, Inc.  114,200                            2,984
    = Southwest Bancorp of Texas, Inc.  78,000                            2,801
      Sterling Bancorp  34,000                                              993
      Sterling Bancshares, Inc.  98,950                                   1,138
      Suffolk Bancorp  26,100                                               914
      Susquehanna Bancshares, Inc.  91,075                                2,281
    = Texas Regional Bancshares, Inc.,
      Class A  67,219                                                     2,437
      Tompkins Trustco, Inc.  16,800                                        816


62 See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R)

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
      Troy Financial Corp.  21,700                                          765
      The Trust Co. of New Jersey  43,100                                 1,354
      Trustco Bank Corp.  168,420                                         2,198
      UCBH Holdings, Inc.  103,100                                        3,682
      UMB Financial Corp.  50,293                                         2,516
      Umpqua Holdings Corp.  66,700                                       1,364
      United Community Financial
      Corp.  80,600                                                         893
      United National Bancorp.  43,300                                    1,522
      Unizan Financial Corp.  50,300                                      1,027
      USB Holding Co., Inc.  46,200                                         864
      WesBanco, Inc.  47,000                                              1,253
      WestCorp., Inc.  103,300                                            3,907
      Wintrust Financial Corp.  43,300                                    1,877
      WSFS Financial Corp.  16,500                                          704
                                                                        -------
                                                                        120,093
      BUSINESS MACHINES & SOFTWARE 2.6%
      --------------------------------------------------------------------------
    o Adaptec, Inc.  247,200                                              2,104
    o Advanced Digital Information Corp.  142,400                         2,314
      Analogic Corp.  29,600                                              1,292
   =o Arbitron, Inc.  68,700                                              2,714
    o Ascential Software Corp.  129,375                                   2,871
   =o Avocent Corp.  104,786                                              3,961
      Black Box Corp. 41,300                                              1,778
    o Borland Software Corp.  170,500                                     1,514
    o Cray, Inc.  152,600                                                 1,987
    o Enterasys Networks, Inc.  469,600                                   1,831
    o Hanger Orthopedic Group, Inc.  49,800                                 849
    o Imagistics International, Inc.  38,500                              1,238
    o Intergraph Corp. 106,100                                            2,765
    o Invision Technologies, Inc.  39,600                                 1,076
    o Iomega Corp. 118,660                                                  654
      Landamerica Financial
      Group, Inc.  42,700                                                 2,135
    o LTX Corp.  111,100                                                  1,587
    o Micromuse, Inc. 179,400                                             1,444
    o MICROS Systems, Inc.  38,700                                        1,567
    o PalmOne, Inc. 72,000                                                1,032
    o PalmSource, Inc. 22,320                                               852
    o Scansource, Inc. 27,000                                             1,161
    o The Titan Corp. 176,800                                             3,734
                                                                         ------
                                                                         42,460
      BUSINESS SERVICES 13.1%
      --------------------------------------------------------------------------
    o 4Kids Entertainment, Inc.  31,000                                     758
      ABM Industries, Inc.  112,200                                       1,746
    o Advent Software, Inc.  73,400                                       1,344
    o The Advisory Board Co.  34,700                                      1,263
      Advo, Inc.  45,100                                                  2,022
    o Agile Software Corp.  111,500                                       1,223
    o Altiris, Inc.  53,700                                               1,846
    o American Management
      Systems, Inc.  97,200                                               1,439
    o AMN Healthcare Services, Inc.  64,633                                 977
    o Ansys, Inc.  33,800                                                 1,205
    o Anteon International Corp.  77,200                                  2,636
    o Ariba, Inc.  627,700                                                2,040
   =o Barra, Inc.  44,700                                                 1,699
      Bowne & Co., Inc. 76,600                                            1,149
    o Bright Horizons Family
      Solutions, Inc.  28,600                                             1,229
      The Brink's Co.  124,400                                            2,494
   =o Brocade Communications
      Systems, Inc.  591,400                                              3,874
    o Catalina Marketing Corp.  121,300                                   2,141
      CDI Corp.  45,500                                                   1,490
    o Cell Genesys, Inc.  81,400                                          1,045
    o Ciber, Inc.  139,900                                                1,290
    o Clarent Corp.  105,200                                                  4
 o(2) Cognizant Technology
      Solutions Corp.  139,900                                            6,350
    o Connetics Corp.  74,500                                             1,334
    o CoStar Group, Inc.  36,800                                          1,386
    o Cross Country Healthcare, Inc.  73,200                              1,017
    o CSG Systems International, Inc.  120,300                            1,382
    o Dendrite International, Inc.  88,850                                1,342
    o Digital Insight Corp.  74,900                                       1,571
    o Digital River, Inc.  69,700                                         1,908
    o Diversa Corp.  97,800                                                 824
    o Documentum, Inc.  114,500                                           3,406
    o DoubleClick, Inc. 313,200                                           2,609
    o E.piphany, Inc.  168,100                                            1,167
    o Echelon Corp.  90,200                                               1,171
    o eFunds Corp.  106,600                                               1,707
    o Exelixis, Inc.  146,400                                             1,088


                                                         See financial notes. 63

SCHWAB SMALL-CAP INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Exult, Inc.  244,800                                                1,941
    o F5 Networks, Inc.  61,100                                           1,528
      Factset Research Systems, Inc.  77,100                              3,365
    o FileNet Corp.  83,100                                               2,220
    o Forrester Research, Inc.  53,100                                      905
    o Freemarkets, Inc.  97,100                                             608
    o FTI Consulting, Inc.  95,100                                        1,892
      G&K Services, Inc., Class A  46,850                                 1,546
    o Gartner, Inc., Class B  288,500                                     3,517
    o Genesis Health Ventures, Inc.  89,700                               2,413
    o Global Imaging Systems, Inc.  49,500                                1,438
      Grey Global Group, Inc.  3,100                                      2,077
    o Heidrick & Struggles
      International, Inc.  41,700                                           824
    o Hyperion Solutions Corp.  89,645                                    3,002
    o Identix, Inc.  195,032                                              1,121
    o IDT Corp.  57,900                                                   1,074
    o IDX Systems Corp.  66,900                                           1,753
    o Informatica Corp.  183,300                                          1,998
    o Infospace, Inc.  70,950                                             1,850
    o Intercept, Inc.  49,000                                               481
   =o Internet Security Systems  113,100                                  1,856
    o Interwoven, Inc.  242,200                                             918
    o JDA Software Group, Inc.  65,100                                    1,394
      John H. Harland Co.  64,000                                         1,743
    o Keane, Inc. 144,900                                                 1,904
    o Korn/Ferry International  85,600                                      748
    o Kroll, Inc.  89,900                                                 2,091
    o Kronos, Inc.  44,925                                                2,695
    o Labor Ready, Inc.  89,000                                             967
    o Macrovision Corp.  112,600                                          2,474
    o Magma Design
      Automation, Inc.  70,800                                            1,715
    o Mantech International Corp.,
      Class A  37,900                                                       927
    o MAXIMUS, Inc.  48,100                                               1,679
    o Maxygen, Inc.  80,100                                                 761
    o Mentor Graphics Corp.  156,300                                      2,618
    o MPS Group, Inc.  235,100                                            2,245
    o MRO Software, Inc.  55,600                                            703
      Nautilus Group, Inc.  76,949                                        1,201
    o NCO Group, Inc.  59,000                                             1,404
      NDCHealth Corp.  79,200                                             2,090
    o NetIQ Corp.  128,700                                                1,562
      New England Business
      Service, Inc.  30,200                                                 879
      Newcastle Investment Corp.  65,700                                  1,537
    o Openwave Systems, Inc.  140,500                                     1,834
    o Parametric Technology Corp.  612,100                                1,904
    o Paxar Corp.  88,435                                                 1,059
    o Per-Se Technologies, Inc.  69,500                                     945
   =o Polycom, Inc.  225,500                                              4,517
    o Pre-Paid Legal Services, Inc.  39,900                               1,084
    o PRG-Schultz International, Inc.  142,800                              678
    o Progress Software Corp.  77,200                                     1,704
    o ProQuest Co.  63,800                                                1,895
   =o R.H. Donnelley Corp.  69,400                                        2,977
    o Radiant Systems, Inc.  67,500                                         450
    o RealNetworks, Inc.  362,500                                         2,411
 o(5) Red Hat, Inc. 390,500                                               5,873
    o Renaissance Learning, Inc.  69,900                                  1,759
    o Resources Connection, Inc.  50,300                                  1,244
    o Right Management
      Consultants, Inc.  52,100                                             940
      Roto-Rooter, Inc.  23,100                                             815
    o RSA Security, Inc.  132,300                                         1,716
    o Serena Software, Inc.  93,900                                       1,620
    o SourceCorp 36,900                                                     865
      Spartech Corp.  65,900                                              1,528
    o Spherion Corp.  139,800                                             1,216
    o SRA International, Inc., Class A  37,200                            1,620
      The Standard Register Co.  64,100                                   1,128
      Startek, Inc. 32,900                                                1,093
      Strayer Education, Inc.  23,000                                     2,252
    o Sycamore Networks, Inc.  624,500                                    3,123
    o Sylvan Learning Systems, Inc.  94,100                               2,663
    o Symyx Technologies, Inc.  71,500                                    1,512
    o Systems & Computer
      Technology Corp. 77,200                                             1,135
    o TeleTech Holdings, Inc.  169,000                                    1,112
    o Telik, Inc. 77,700                                                  1,579
    o Tetra Tech, Inc. 123,218                                            2,770
    o Tetra Technologies, Inc.  50,100                                    1,133
    o Tier Technologies, Inc., Class B  37,200                              381


64 See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Trizetto Group, Inc.  112,600                                         766
    o Tularik, Inc. 125,400                                               1,576
    o United Online, Inc. 96,800                                          2,787
    o UNOVA, Inc. 135,300                                                 2,937
    o URS Corp.  72,600                                                   1,589
    o Verity, Inc.  83,700                                                1,176
    o Vignette Corp.  576,900                                             1,448
    o Watson Wyatt & Co. Holdings  76,200                                 1,833
    o WebEx Communications, Inc.  94,500                                  2,088
    o webMethods, Inc.  113,600                                             986
    o Websense, Inc.  50,700                                              1,186
    o Wind River Systems, Inc.  177,600                                   1,190
                                                                        -------
                                                                        214,937
      CHEMICALS 2.0%
      --------------------------------------------------------------------------
      A. Schulman, Inc.  66,900                                           1,270
      Arch Chemicals, Inc.  53,100                                        1,178
    o Bio-Rad Laboratories, Inc.,
      Class A 57,800                                                      3,020
      Brady Corp., Class A  52,800                                        1,864
    = Crompton Corp.  252,700                                             1,354
    o Entegris, Inc.  162,400                                             2,137
    = Ferro Corp.  93,100                                                 1,911
      Georgia Gulf Corp.  74,400                                          2,001
      H.B. Fuller Co.  65,400                                             1,621
   =o Hercules, Inc.  253,200                                             2,646
      MacDermid, Inc.  70,300                                             2,101
      Millennium Chemicals,
      Inc.  142,800                                                       1,431
      Olin Corp.  133,900                                                 2,331
    o PolyOne Corp.  209,300                                              1,011
    o Rogers Corp.  36,900                                                1,475
      Rollins, Inc.  104,450                                              2,122
      Solutia, Inc.  240,100                                                641
      Tredegar Corp.  87,400                                              1,362
      WD-40 Co.  38,600                                                   1,253
      Wellman, Inc.  78,300                                                 646
                                                                         ------
                                                                         33,375
      CONSTRUCTION 2.3%
      --------------------------------------------------------------------------
      American Woodmark Corp.  18,600                                       913
    o Beazer Homes USA, Inc.  30,269                                      3,012
      Centex Construction
      Products, Inc.  41,200                                              2,221
    o Dycom Industries, Inc.  109,200                                     2,360
      ElkCorp   45,850                                                    1,165
    o EMCOR Group, Inc.  34,200                                           1,289
      Granite Construction, Inc.  96,225                                  1,924
 o(8) Hovnanian Enterprises, Inc.,
      Class A  67,300                                                     5,470
    o Insituform Technologies, Inc.,
      Class A  60,000                                                       858
      M/I Schottenstein Homes, Inc.  33,200                               1,382
    o NCI Building Systems, Inc.  43,100                                    937
    o Palm Harbor Homes, Inc.  54,300                                     1,007
      The Ryland Group, Inc.  55,600                                      4,943
    o Simpson Manufacturing
      Co., Inc.  56,400                                                   2,524
      Standard-Pacific Corp.  72,400                                      3,464
    o Surebeam Corp., Class A  132,000                                       39
      Texas Industries, Inc.  47,700                                      1,296
    o USG Corp.  98,000                                                   1,641
      Walter Industries, Inc.  95,000                                     1,129
                                                                         ------
                                                                         37,574
      CONSUMER DURABLES 1.0%
      --------------------------------------------------------------------------
    o Genlyte Group, Inc.  31,400                                         1,481
    o Griffon Corp.  67,400                                               1,304
      Haverty Furniture Cos., Inc.  48,500                                1,006
    o Helen of Troy Ltd.  64,800                                          1,454
      Kimball International, Inc.,
      Class B  87,700                                                     1,359
    o Select Comfort Corp.  73,000                                        2,285
      Sturm Ruger & Co., Inc.  65,000                                       738
      Thomas Industries, Inc.  40,000                                     1,208
      Toro Co.  56,000                                                    2,783
    o United Rentals, Inc.  174,700                                       3,043
                                                                         ------
                                                                         16,661
      CONTAINERS 0.2%
      --------------------------------------------------------------------------
      Greif, Inc., Class A  50,700                                        1,649
    o Silgan Holdings, Inc.  42,800                                       1,369
                                                                         ------
                                                                          3,018
      ELECTRONICS 11.3%
      --------------------------------------------------------------------------
    o Actel Corp.  57,300                                                 1,546
      Acuity Brands, Inc.  94,200                                         2,025


                                                         See financial notes. 65

SCHWAB SMALL-CAP INDEX FUND(R)

PORTFOLIO HOLDINGS continued


                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
       Agilysys, Inc.  72,900                                                749
  o(1) Amkor Technology, Inc.  378,000                                     7,125
     o Andrew Corp.  346,945                                               4,538
     o Anixter International, Inc.  82,000                                 1,958
     o Arris Group, Inc.  177,200                                          1,063
     o Artisan Components, Inc.  49,800                                    1,021
     o Asyst Technologies, Inc.  88,700                                    1,654
     o ATMI, Inc.  69,800                                                  1,605
     o Avid Technology, Inc.  67,300                                       3,482
     o Axcelis Technologies, Inc.  227,000                                 2,402
       Belden, Inc. 57,300                                                 1,074
     o Benchmark Electronics, Inc.  56,700                                 2,762
     o Brooks Automation, Inc.  83,524                                     2,084
       C&D Technologies, Inc.  59,900                                      1,194
     o Cable Design Technologies
       Corp.  102,075                                                        984
     o CCC Information Services
       Group, Inc.  62,000                                                 1,042
     o Celera Genomics Group  -
       Applera Corp. 162,900                                               2,178
     o Checkpoint Systems, Inc.  76,500                                    1,441
     o ChipPAC, Inc., Class A  216,400                                     1,805
     o CMGI, Inc. 894,500                                                  1,682
     o Coherent, Inc. 67,200                                               1,546
       Cohu, Inc. 48,400                                                     971
    =o CommScope, Inc.  136,400                                            2,113
     o Conexant Systems, Inc.  615,100                                     3,586
     o Corvis Corp.  924,000                                               1,321
     o Cox Radio, Inc., Class A  95,900                                    2,121
     o Credence Systems Corp.  136,100                                     2,220
       CTS Corp.  78,400                                                     868
       Cubic Corp.  61,300                                                 1,741
     o Cyberonics  51,700                                                  1,414
  o(6) Cypress Semiconductor Corp.  268,800                                5,768
     o Dionex Corp.  47,200                                                2,008
     o DSP Group, Inc.  62,500                                             1,493
     o Dupont Photomasks, Inc.  42,600                                       987
     o Electro Rent Corp.  53,722                                            787
     o Electro Scientific Industries, Inc.  63,200                         1,552
    =o Electronics for Imaging  118,700                                    3,217
     o ESS Technology, Inc.  88,700                                        1,231
     o Exar Corp.  90,700                                                  1,459
     o FEI Co.  74,100                                                     1,760
     o Flir Systems, Inc.  75,200                                          2,351
     o FuelCell Energy, Inc.  84,300                                       1,286
     o GlobespanVirata, Inc.  304,300                                      1,875
     o Hollywood Entertainment Corp.  140,200                              2,131
     o Hutchinson Technology, Inc.  58,300                                 1,954
     o Intermagnetics General Corp.  37,714                                  888
     o Itron, Inc.  47,400                                                   971
     o Kemet Corp.  196,600                                                2,605
     o Kopin Corp.  159,400                                                1,168
     o Kulicke & Soffa Industries, Inc.  109,200                           1,603
    =o Lattice Semiconductor Corp.  258,600                                2,017
     o Littelfuse, Inc.  49,700                                            1,322
    =o Macromedia, Inc.  140,200                                           2,679
     o Mercury Computer Systems, Inc.  50,000                              1,076
       Methode Electronics, Class A  84,400                                1,005
     o MKS Instruments, Inc.  118,000                                      3,068
     o Monolithic System Technology,
       Inc.  65,300                                                          532
     o Mykrolis Corp.  92,700                                              1,367
     o New Focus, Inc.  152,500                                              792
     o Newport Corp.  89,000                                               1,403
     o Omnivision Technologies, Inc.  61,300                               3,482
       Park Electrochemical Corp.  45,350                                  1,111
     o Photon Dynamics, Inc.  37,500                                       1,418
     o Pinnacle Systems, Inc.  146,300                                     1,017
     o Planar Systems, Inc.  33,400                                          773
     o Plantronics, Inc.  100,900                                          2,806
     o Plexus Corp.   96,500                                               1,669
     o Power Integrations, Inc.  67,300                                    2,343
     o Power-One, Inc.  191,400                                            1,734
     o Powerwave Technologies, Inc.  143,300                                 933
     o Quantum Corp.  396,000                                              1,232
=o(10) Rambus, Inc.  219,700                                               5,440
     o Rayovac Corp.  72,900                                               1,199
     o Rudolph Technologies, Inc.  34,100                                    892
     o ScanSoft, Inc.  222,500                                             1,286
     o Semtech Corp.  166,700                                              3,701
     o Silicon Image, Inc.  157,900                                        1,110
 =o(3) Silicon Laboratories, Inc.  111,000                                 5,992


66 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Silicon Storage Technology, Inc.  218,300                           2,441
    o Standard Microsystems Corp.  38,400                                 1,152
    o Technitrol, Inc.  91,100                                            1,986
    o Tekelec  138,900                                                    2,235
   =o Thomas & Betts Corp.  132,600                                       2,360
    o THQ, Inc.  86,150                                                   1,528
    o Triquint Semiconductor, Inc.  306,700                               2,199
    o Varian Semiconductor Equipment
      Associates, Inc.  77,900                                            3,766
   =o Varian, Inc.  77,300                                                2,768
    o Viasat, Inc.  59,400                                                1,166
    o Vicor Corp.  97,000                                                   984
    o Vitesse Semiconductor Corp.  468,100                                3,295
    o Western Wireless Corp.,
      Class A  165,900                                                    3,218
    o Wilson Greatbatch Technologies,
      Inc.  47,600                                                        1,795
    o Zoran Corp. 89,300                                                  1,488
                                                                        -------
                                                                        186,189
      ENERGY: RAW MATERIALS 2.5%
      --------------------------------------------------------------------------
    o Atwood Oceanics, Inc.  32,100                                         831
      Berry Petroleum Co., Class A  47,600                                  866
      Cabot Oil & Gas Corp.  73,900                                       1,888
      CARBO Ceramics, Inc.  35,900                                        1,508
    o Dril-Quip, Inc.  39,600                                               594
    o Evergreen Resources, Inc.  89,400                                   2,452
    o Grey Wolf, Inc.  420,900                                            1,351
    o Hanover Compressor Co.  165,600                                     1,756
    o Headwaters, Inc.  65,200                                            1,222
    o Hydril Co.  53,400                                                  1,252
    o Joy Global, Inc.  111,500                                           2,125
    o Kirby Corp.  54,900                                                 1,613
      Massey Energy Co.  171,100                                          2,378
    o McDermott International, Inc.  144,700                              1,071
    o Newpark Resources, Inc.  179,400                                      721
      NL Industries, Inc.  109,900                                        1,933
    o Offshore Logistics, Inc.  53,300                                    1,162
      Penn Virginia Corp.  19,700                                           894
    o Plains Resources, Inc.  54,700                                        725
    o Prima Energy Corp.  29,200                                            812
    o Range Resources Corp.  122,100                                        934
    o Seacor Smit, Inc.  42,650                                           1,635
    o Southwestern Energy Co.  77,800                                     1,509
    o Swift Energy Co.  63,600                                              884
      TC Pipelines L.P.  36,900                                           1,164
   =o Tom Brown, Inc.  103,700                                            2,802
    o Unit Corp.  94,700                                                  1,836
      USEC, Inc.  188,600                                                 1,405
    o W-H Energy Services, Inc.  61,300                                     961
                                                                         ------
                                                                         40,284
      FOOD & AGRICULTURE 1.5%
      --------------------------------------------------------------------------
    o 7-Eleven, Inc.  238,040                                             3,797
    o American Italian Pasta Co.,
      Class A  39,700                                                     1,518
    o Chiquita Brands International,
      Inc.  90,400                                                        1,672
      Coca-Cola Bottling Co.
      Consolidated  15,100                                                  763
      Delta & Pine Land Co.  87,300                                       1,996
    o Fisher Communications, Inc.  18,900                                   903
      Flowers Foods, Inc.  104,400                                        2,477
    o Hain Celestial Group, Inc.  77,200                                  1,629
    o International Multifoods Corp.  45,000                              1,004
    = Interstate Bakeries  101,600                                        1,491
    o J & J Snack Foods Corp.  19,900                                       710
      Lance, Inc.  66,100                                                   856
    o Ralcorp Holdings, Inc.  66,566                                      1,831
    o Tejon Ranch Co.  33,400                                             1,313
    o United Natural Foods, Inc.  45,000                                  1,741
    o Wild Oats Markets, Inc.  68,100                                       707
                                                                         ------
                                                                         24,408
      GOLD 0.1%
      --------------------------------------------------------------------------
      Royal Gold, Inc.  46,900                                              972
      HEALTHCARE / DRUGS & MEDICINE 10.6%
      --------------------------------------------------------------------------
    o aaiPharma, Inc.  63,350                                             1,146
    o Abgenix, Inc.  202,600                                              2,482
    o Advanced Medical Optics, Inc.  65,900                               1,329
    o Advanced Neuromodulation
      Systems, Inc.  43,500                                               1,783


                                                         See financial notes. 67

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Albany Molecular Research, Inc.  71,600                             1,052
    o Alexion Pharmaceuticals, Inc.  45,000                                 832
    o Alkermes, Inc. 197,200                                              2,558
      Alpharma, Inc., Class A  119,800                                    2,180
    o American Healthways, Inc.  33,900                                   1,405
    o American Medical Systems
      Holdings, Inc.  75,000                                              1,500
    o AMERIGROUP Corp.  53,800                                            2,250
    o Amsurg Corp.  46,000                                                1,656
    o Antigenics, Inc.  91,200                                              998
      Arrow International, Inc.  99,000                                   2,612
    o Atrix Labs, Inc.  42,800                                              860
    o Beverly Enterprises, Inc.  247,100                                  1,500
    o BioMarin Pharmaceuticals, Inc.  147,900                             1,035
    o Biosite, Inc.  34,000                                                 877
      Cambrex Corp.  59,200                                               1,399
    o Centene Corp.  42,550                                               1,302
    o Cerus Corp.  39,000                                                   175
    o Chattem, Inc.  46,800                                                 687
    o Cima Labs, Inc.  32,300                                             1,014
    o Conmed Corp.  65,800                                                1,339
      Cooper Cos., Inc.  70,800                                           3,076
    o Corixa Corp.  115,700                                                 691
    o Corvel Corp.  24,400                                                  881
    o CV Therapeutics, Inc.  64,700                                       1,141
      Datascope Corp.  34,900                                             1,162
   =o Endo Pharmaceutical
      Holdings, Inc.  300,400                                             4,915
    o Enzo Biochem, Inc.  68,061                                          1,259
    o Enzon Pharmaceuticals, Inc.  101,700                                1,135
    o First Horizon Pharmaceutical
      Corp.  79,600                                                         563
    o Gen-Probe, Inc.  107,000                                            2,864
    o Genta, Inc.  167,300                                                1,790
    o Haemonetics Corp.  55,200                                           1,273
      ICN Pharmaceuticals, Inc.  188,300                                  3,636
    o ICU Medical, Inc.  30,700                                           1,037
 o(4) ImClone Systems, Inc.  169,800                                      5,901
    o Inamed Corp.  52,400                                                4,526
    o Incyte Corp.  167,000                                                 882
    o Integra LifeSciences Holdings
      Corp.  59,500                                                       2,007
    o InterMune, Inc.  73,800                                             1,476
    o Isis Pharmaceuticals, Inc.  125,500                                   835
    o Kindred Healthcare, Inc.  40,800                                    1,683
    o KV Pharmaceutical Co., Class A  110,175                             2,644
    o La Jolla Pharmaceutical Co.  94,300                                   322
      Landauer, Inc.  19,300                                                755
    o Ligand Pharmaceuticals, Inc.,
      Class B  156,900                                                    2,162
    o Martek Biosciences Corp.  60,200                                    2,914
    o Medarex, Inc.  163,800                                              1,171
    o Medicines Co.  105,100                                              2,801
      Mentor Corp.  106,400                                               2,155
    o Merit Medical Systems, Inc.  43,466                                 1,138
      Mine Safety Appliances Co.  27,400                                  1,551
    o Myriad Genetics, Inc.  58,700                                         743
    o Nektar Therapeutics  126,300                                        1,660
    o NPS Pharmacuticals, Inc.  85,000                                    2,238
      Oakley, Inc.  156,300                                               1,696
    o Ocular Sciences, Inc.  53,800                                       1,503
    o Odyssey HealthCare, Inc.  82,650                                    2,293
    o Orthodontic Centers of America,
      Inc. 114,200                                                        1,009
    o OSI Pharmaceuticals, Inc.  84,500                                   2,366
      Owens & Minor, Inc.  78,400                                         1,595
    o Pacificare Health Systems, Inc.  84,000                             4,998
    o Parexel International Corp.  59,800                                 1,000
      Perrigo Co.  162,100                                                2,180
=o(7) Pharmaceutical Resources, Inc.  76,500                              5,529
      PolyMedica Corp.  55,600                                            1,640
    o Priority Healthcare Corp.,
      Class B  100,300                                                    2,169
    o Protein Design Labs, Inc.  207,200                                  2,793
    o Province Healthcare Co.  112,300                                    1,442
    o PSS World Medical, Inc.  154,500                                    1,440
      Regeneron Pharmaceuticals,
      Inc.  115,800                                                       1,603
    o RehabCare Group, Inc.  38,900                                         608
   =o Resmed, Inc.  75,700                                                3,162
   =o Sepracor, Inc.  192,300                                             5,121
    o Serologicals Corp.  56,200                                            899
    o Sierra Health Services, Inc.  63,400                                1,477
    o Sola International, Inc.  56,900                                      976


68 See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Sunrise Senior Living, Inc.  48,100                                 1,390
    o SurModics, Inc.  40,300                                               847
    o Sybron Dental Specialties, Inc.  86,500                             1,989
    o Tanox, Inc.  100,500                                                1,804
    o Thoratec Corp.  126,200                                             1,942
    o Transkaryotic Therapies, Inc.  75,700                                 992
    o Trimeris, Inc. 49,000                                               1,254
    o United Surgical Partners
      International, Inc.  62,400                                         1,882
    o United Therapeutics Corp.  49,500                                     996
    o US Oncology, Inc.  195,472                                          2,138
    o Vaxgen, Inc. 45,700                                                   431
    o Ventana Medical Systems, Inc. 37,900                                1,586
    o Viasys Healthcare, Inc.  67,900                                     1,226
    o Vicuron Pharmaceuticals, Inc.  122,600                              2,250
    o Visx, Inc.  110,300                                                 2,676
      West Pharmaceutical Services,
      Inc.  33,400                                                        1,104
    o Wright Medical Group, Inc.  73,900                                  2,169
    o XOMA Ltd. 171,300                                                   1,283
    o Zoll Medical Corp. 19,500                                             663
                                                                        -------
                                                                        175,079
      HOUSEHOLD PRODUCTS 0.2%
      --------------------------------------------------------------------------
    o Elizabeth Arden, Inc.  42,900                                         858
      Nu Skin Enterprises, Inc.,
      Class A 82,600                                                      1,311
    o Playtex Products, Inc.  127,400                                       765
                                                                        -------
                                                                          2,934
      INSURANCE 2.9%
      --------------------------------------------------------------------------
    = Alfa Corp. 181,100                                                  2,334
    o Allmerica Financial Corp.  121,100                                  3,225
    o Argonaut Group, Inc.  48,900                                          785
    o Clark, Inc.  41,400                                                   623
    o CNA Surety Corp.  97,500                                            1,064
      Delphi Financial Group, Inc.,
      Class A  46,571                                                     2,346
      FBL Financial Group, Inc.,
      Class A  62,100                                                     1,621
      Fremont General Corp.  172,400                                      2,867
      Great American Financial
      Resources, Inc.  99,750                                             1,551
      Harleysville Group, Inc.  68,500                                    1,525
      Hooper Holmes, Inc.  146,200                                          762
      Horace Mann Educators Corp.  94,900                                 1,257
      Kansas City Life Insurance Co.  27,900                              1,310
      Liberty Corp.  44,300                                               1,974
    o Ohio Casualty Corp.  139,200                                        2,130
    o Philadelphia Consolidated
      Holding Co.  49,000                                                 2,310
      The Phoenix Cos., Inc.  213,600                                     2,350
      PMA Capital Corp., Class A   70,900                                   932
      Presidential Life Corp.  67,000                                     1,029
    o ProAssurance Corp.  66,496                                          2,001
      RLI Corp.  56,650                                                   1,903
      Selective Insurance Group, Inc.  59,900                             1,839
      State Auto Financial Corp.  89,200                                  2,391
      Sterling Financial Corp.  38,600                                    1,095
    o Stewart Information Services
      Corp.  41,500                                                       1,293
    o Triad Guaranty, Inc.  32,700                                        1,613
    o UICI  105,400                                                       1,577
      United Fire & Casualty Co.  22,400                                    893
      Zenith National Insurance
      Corp.  44,100                                                       1,354
                                                                        -------
                                                                         47,954
      MEDIA 2.6%
      --------------------------------------------------------------------------
    o Adolor Corp.  71,800                                                1,312
      Advanced Marketing Services,
      Inc.  46,600                                                          534
    o AMC Entertainment, Inc.  84,200                                     1,145
 o(9) American Tower Corp.,
      Class A  470,800                                                    5,461
      Banta Corp.  58,200                                                 2,227
      Blockbuster, Inc., Class A   82,200                                 1,584
    o Charter Communications, Inc.,
      Class A  672,200                                                    2,870
    o CNET Networks, Inc.  322,300                                        2,624
    o Consolidated Graphics, Inc.  30,400                                   841
    o Cumulus Media, Inc., Class A   112,380                              2,105
    o Entravision Communications Corp.,
      Class A  167,500                                                    1,603
    o Gaylord Entertainment Co.  76,700                                   2,067
      Gray Television, Inc.  93,100                                       1,184


                                                         See financial notes. 69

SCHWAB SMALL-CAP INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Information Holdings, Inc.  49,400                                  1,108
    o Insight Communications Co.  118,300                                 1,146
    o Journal Register Co.  94,400                                        1,891
    o Lin TV Corp., Class A  62,200                                       1,403
    o Mediacom Communications
      Corp.  208,200                                                      1,457
    o Primedia, Inc.  589,600                                             1,586
      Pulitzer, Inc.  21,200                                              1,103
    o Regent Communications, Inc.  111,100                                  664
    o Saga Communications, Inc.,
      Class A  41,900                                                       796
    o Salem Communications Corp.,
      Class A  42,100                                                       979
    o Sinclair Broadcast Group, Inc.,
      Class A  102,400                                                    1,192
    o Spanish Broadcasting System,
      Class A  84,000                                                       756
    o Tivo, Inc.  143,800                                                 1,153
    o Valuevision Media, Inc.,
      Class A  80,700                                                     1,311
                                                                         ------
                                                                         42,102
      MISCELLANEOUS 0.1%
      --------------------------------------------------------------------------
    o Coinstar, Inc.  52,100                                                763

      MISCELLANEOUS FINANCE 4.4%
      --------------------------------------------------------------------------
      1st Source Corp.  49,100                                              982
      Amcore Financial, Inc.  56,550                                      1,527
      American Capital Strategies
      Ltd.  124,700                                                       3,367
    o Bankunited Financial Corp.,
      Class A  66,500                                                     1,470
    o Bay View Capital Corp.  144,600                                       879
      Blackrock, Inc.  41,500                                             2,131
    o Boca Resorts, Inc., Class A  89,800                                 1,212
      Cathay Bancorp., Inc.  51,900                                       2,511
      Central Pacific Financial Co.  36,700                                 960
      Charter Municipal Mortgage
      Acceptance Co.  94,600                                              1,815
    o CompuCredit Corp.  107,100                                          2,117
    o Corrections Corp. of America  81,000                                1,989
      CVB Financial Corp.  100,340                                        2,002
      East-West Bancorp, Inc.  54,500                                     2,675
    o eSpeed, Inc., Class A  67,600                                       1,842
      Fidelity Bankshares, Inc.  34,800                                     943
    o Financial Federal Corp.  41,700                                     1,399
      First Community Bancorp  36,500                                     1,278
      First Financial Corp.  29,200                                         862
      First Financial Holdings, Inc.  30,100                                908
      First Indiana Corp.  37,800                                           690
      First Sentinel Bancorp., Inc.  63,591                               1,186
      Flagstar Bancorp., Inc.  135,900                                    3,031
      Glacier Bancorp, Inc.  44,330                                       1,364
      Hudson River Bancorp  35,400                                        1,182
      Independent Bank Corp.
      Michigan  44,420                                                    1,285
    o Knight Trading Group, Inc.  254,000                                 3,515
    o La Quinta Corp.  346,900                                            2,140
    o Local Financial Corp.  40,100                                         778
      MB Financial, Inc.  39,600                                          1,873
      MCG Capital Corp.  86,000                                           1,512
      McGrath RentCorp  27,100                                              772
    o Meritage Corp.  30,400                                              1,797
      The Midland Co.  40,600                                               936
    o National Western Life Insurance Co.,
      Class A  8,000                                                      1,151
      New Century Financial Corp.  78,600                                 2,914
      Northwest Bancorp, Inc.  108,649                                    2,263
    = Pacific Capital Bancorp.  77,399                                    2,636
      Pacific Northwest Bancorp  39,000                                   1,515
    o Saxon Capital, Inc.  67,200                                         1,267
      Seacoast Financial Services
      Corp.  57,600                                                       1,475
      United Community Banks, Inc.  51,000                                1,619
      Value Line, Inc.  22,100                                            1,094
      Waypoint Financial Corp.  76,400                                    1,591
                                                                         ------
                                                                         72,455
      NON-DURABLES & ENTERTAINMENT 3.8%
      --------------------------------------------------------------------------
      Action Performance Cos., Inc.  41,800                                 856
   =o Activision, Inc.  201,100                                           3,035
    o AFC Enterprises, Inc.  67,900                                       1,137
      Bob Evans Farms, Inc.  78,400                                       2,317
    o California Pizza Kitchen, Inc.  44,100                                820
    o CEC Entertainment, Inc.  58,500                                     2,861
      Churchill Downs, Inc.  29,300                                       1,126


70 See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Electronics Boutique Holdings
      Corp.  57,600                                                       1,639
    o Fossil, Inc.  105,850                                               2,858
      Handleman Co.  56,400                                               1,001
      IHOP Corp.  49,700                                                  1,844
    o Isle of Capri Casinos, Inc.  66,700                                 1,391
    o Jack in the Box, Inc.  82,700                                       1,504
    o Jakks Pacific, Inc.  48,200                                           627
      Landry's Restaurants, Inc.  62,200                                  1,557
      Lone Star Steakhouse &
      Saloon, Inc.  47,000                                                1,028
    o Marvel Enterprises, Inc.  169,300                                   4,986
    o O'Charleys, Inc.  46,200                                              778
    o P.F. Chang's China Bistro, Inc.  57,300                             2,793
    o Papa John's International, Inc.  38,900                             1,023
    o Penn National Gaming, Inc.  90,400                                  2,142
    o Rare Hospitality International Inc.  75,950                         1,884
      Russ Berrie & Co., Inc.  46,300                                     1,660
    o Ryan's Family Steak Houses, Inc.  95,950                            1,337
    o SCP Pool Corp.  79,725                                              2,790
   =o Service Corp. International  687,000                                3,332
    o Sonic Corp.  89,200                                                 2,481
    o Sotheby's Holdings, Inc.,
      Class A  136,100                                                    1,449
    o The Steak N Shake Co.  63,700                                       1,102
    o Stewart Enterprises, Inc.,
      Class A  236,700                                                      966
    o Take-Two Interactive
      Software, Inc.  94,300                                              3,730
      The Topps Co., Inc.  92,300                                           943
      Triarc Cos., Class B  96,000                                        1,023
      Triarc Cos., Inc.  48,000                                             500
      Tupperware Corp.  132,300                                           1,991
                                                                         ------
                                                                         62,511
      NON-FERROUS METALS 0.6%
      --------------------------------------------------------------------------
      Commercial Metals Co.  64,766                                       1,599
    o Hecla Mining Co.  231,600                                           1,367
      Minerals Technologies, Inc.  45,500                                 2,493
   =o Mueller Industries, Inc.  79,100                                    2,496
      Reliance Steel & Aluminum
      Co.  73,175                                                         2,100
                                                                         ------
                                                                         10,055
      OIL: DOMESTIC 2.0%
      --------------------------------------------------------------------------
    o CAL Dive International, Inc.  86,700                                1,797
    o Comstock Resources, Inc.  70,900                                    1,059
    o Encore Acquisition Co.  69,300                                      1,594
      Frontier Oil Corp.  62,200                                            995
    o Global Industries Ltd.  231,300                                     1,069
    o Gulfmark Offshore, Inc.  47,000                                       656
      Holly Corp.  35,200                                                   877
   =o Houston Exploration Co.  71,400                                     2,499
    o Magnum Hunter Resources,
      Inc.  156,800                                                       1,356
      Patina Oil & Gas Corp.  76,406                                      3,223
    o Quicksilver Resource, Inc.  49,400                                  1,270
    o Remington Oil & Gas Corp.  62,400                                   1,114
    o Spinnaker Exploration Co.  76,500                                   1,958
      St. Mary Land & Exploration Co.  65,400                             1,707
    o Stone Energy Corp.  60,640                                          2,191
    o Superior Energy Services, Inc.  170,400                             1,523
    o Tesoro Petroleum Corp.  146,500                                     1,670
    o Ultra Petroleum Corp.  170,700                                      3,124
    o Universal Compression
      Holdings, Inc.  70,800                                              1,557
      Vintage Petroleum, Inc.  147,700                                    1,706
                                                                         ------
                                                                         32,945
      OPTICAL & PHOTO 0.3%
      --------------------------------------------------------------------------
    o Lexar Media, Inc.  172,000                                          3,941
    o Photronics, Inc.  70,900                                            1,527
                                                                         ------
                                                                          5,468
      PAPER & FOREST PRODUCTS 0.7%
      --------------------------------------------------------------------------
    o Caraustar Industries, Inc.  66,500                                    639
      Chesapeake Corp.  34,800                                              849
      Deltic Timber Corp.  28,000                                           802
      Glatfelter  100,200                                                 1,278
      Longview Fibre Co.  120,100                                         1,291
      Potlatch Corp.  66,000                                              2,063
      Rock-Tennessee Co.,
      Class A  79,200                                                     1,275
      Universal Forest Products,
      Inc.  40,500                                                        1,199
      Wausau-Mosinee Paper
      Corp.  119,125                                                      1,472
                                                                         ------
                                                                         10,868


                                                         See financial notes. 71

SCHWAB SMALL-CAP INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      PRODUCER GOODS & MANUFACTURING 5.6%
      --------------------------------------------------------------------------
    o Actuant Corp., Class A  53,200                                      1,715
    o Advanced Energy Industries,
      Inc.  72,800                                                        1,662
    o Aeroflex, Inc.  149,600                                             1,388
      Albany International Corp.,
      Class A  74,083                                                     2,289
      Applied Industrial Technologies,
      Inc.  44,900                                                        1,013
      Baldor Electric Co.  76,120                                         1,621
      Barnes Group, Inc.  51,200                                          1,494
    = Briggs & Stratton Corp.  49,200                                     3,199
      Clarcor, Inc.  57,250                                               2,327
      Cognex Corp.  98,500                                                2,645
    o Cuno, Inc.  37,200                                                  1,484
      Curtiss-Wright Corp.  23,200                                        1,717
      Federal Signal Corp.  109,200                                       1,615
   =o Flowserve Corp.  127,334                                            2,605
   =o FMC Corp.  81,800                                                   2,291
      Franklin Electric Co., Inc.  25,100                                 1,531
    o Gardner Denver, Inc.  36,400                                          752
    o GrafTech International Ltd.  152,200                                1,581
      Helix Technology Corp.  59,100                                      1,061
      Hughes Supply, Inc.  54,450                                         2,105
    o Ionics, Inc.  37,700                                                1,074
    o Jarden Corp.  31,700                                                1,309
      JLG Industries, Inc.  97,600                                        1,165
      Kaydon Corp.  63,900                                                1,519
      Lennox International, Inc.  134,200                                 2,220
      Libbey, Inc.  30,091                                                  800
    = Lincoln Electric Holdings, Inc.  93,800                             2,288
    o Lone Star Technologies, Inc.  65,000                                  905
      Manitowoc Co., Inc.  59,862                                         1,299
      Matthews International Corp.,
      Class A  72,600                                                     1,959
    o Maverick Tube Corp.  94,200                                         1,591
    o Micrel, Inc.  207,500                                               3,424
    o Moog, Inc., Class A  30,100                                         1,276
      MSC Industrial Direct Co., Class A  79,500                          1,880
      NACCO Industries, Inc., Class A  15,150                             1,194
      Nordson Corp.  76,800                                               2,128
    o Oceaneering International, Inc.  55,900                             1,289
    o Possis Medical, Inc. 33,500                                           545
      Regal Beloit  56,700                                                1,154
      Robbins & Myers, Inc.  32,900                                         694
      Sauer-Danfoss, Inc.  109,300                                        1,550
    o Sequa Corp., Class A  23,700                                        1,130
    o The Shaw Group, Inc.  115,300                                       1,574
    o SPS Technologies, Inc.  29,800                                      1,470
      Standex International Corp.  27,700                                   705
      Steelcase, Inc., Class A  97,200                                    1,142
      Stewart & Stevenson Services,
      Inc.  64,800                                                        1,083
      Tecumseh Products Co.,
      Class A  41,400                                                     1,697
      Tennant Co.  20,100                                                   795
    o Terex Corp.  109,600                                                2,473
      Trinity Industries, Inc.  103,050                                   2,623
    o Triumph Group, Inc.  37,000                                         1,208
      Valmont Industries, Inc.  53,900                                    1,121
      Watsco, Inc.  60,900                                                1,304
      Watts Water Technologies, Inc.,
      Class A  64,500                                                     1,146
      Woodward Governor Co.  25,800                                       1,194
    = York International Corp.  90,500                                    3,596
                                                                         ------
                                                                         91,619
      RAILROAD & SHIPPING 0.5%
      --------------------------------------------------------------------------
      Florida East Coast Industries,
      Class A  83,800                                                     2,491
    o Genessee & Wyoming, Inc.,
      Class A  31,900                                                       775
    o Kansas City Southern Railway  137,800                               1,823
      Overseas Shipholding Group  77,000                                  2,099
      Wabtec Corp.  100,121                                               1,532
                                                                         ------
                                                                          8,720
      REAL PROPERTY 5.7%
      --------------------------------------------------------------------------
      Alexandria Real Estate Equities,
      Inc.  43,600                                                        2,224
      AMLI Residential Properties  40,200                                 1,023
      Anthracite Capital, Inc.  114,200                                   1,164
      Anworth Mortgage Asset Corp.  71,000                                  997
      Bedford Property Investors, Inc.  39,200                            1,029


72 See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
    = Brandywine Realty Trust  81,600                                     2,068
      Capital Automotive Real Estate
      Investment Trust  70,300                                            2,187
      Capstead Mortgage Corp.  34,200                                       457
      Colonial Properties Trust  59,500                                   2,201
      Commercial Net Lease Realty  105,500                                1,815
      Cornerstone Realty Income Trust,
      Inc.  118,800                                                         982
      Corporate Office Properties Trust
      SBI  66,900                                                         1,294
      Crown American Realty Trust  71,200                                   853
      EastGroup Properties, Inc.  41,800                                  1,218
      Entertainment Properties Trust  45,800                              1,474
      Equity One, Inc.  150,400                                           2,519
      Essex Property Trust, Inc.  51,500                                  3,084
      FelCor Lodging Trust, Inc.  131,000                                 1,335
      Gables Residential Trust  60,800                                    1,957
      Getty Realty Corp.  50,600                                          1,252
      Glenborough Realty Trust, Inc.  63,000                              1,228
      Glimcher Realty Trust  78,300                                       1,658
      Great Lakes Real Estate Investment
      Trust  36,700                                                         588
      Home Properties of NY, Inc.  64,800                                 2,495
      IMPAC Mortgage Holdings, Inc.  112,100                              1,687
      Innkeepers USA Trust  83,100                                          723
      Investors Real Estate Trust  78,000                                   775
    o Jones Lang LaSalle, Inc.  73,700                                    1,404
      Keystone Property Trust  48,600                                       972
      Kilroy Realty Corp.  63,600                                         1,838
      Koger Equity, Inc.  48,800                                            945
      Kramont Realty Trust  53,800                                          924
      LaSalle Hotel Properties  42,900                                      723
      Lexington Corp. Properties Trust  79,900                            1,532
      LNR Property Corp.  45,600                                          1,865
      Manufactured Home Communities,
      Inc.  50,200                                                        1,908
    o Meristar Hospitality Corp.  137,900                                   942
      MFA Mortgage Investments,
      Inc.  131,100                                                       1,255
      Mid-America Apartment Communities,
      Inc.  44,800                                                        1,407
      National Health Investors, Inc.  60,700                             1,290
      Nationwide Health Properties,
      Inc.  133,700                                                       2,447
      Novastar Financial, Inc.  25,700                                    1,895
      Parkway Properties, Inc.  23,100                                    1,018
      Pennsylvania Real Estate Investment
      Trust  51,000                                                       1,703
      Post Properties, Inc.  84,800                                       2,239
      PS Business Parks, Inc.  49,000                                     1,847
      RAIT Investment Trust  48,600                                       1,135
      Redwood Trust, Inc.  39,100                                         1,939
      Saul Centers, Inc.  36,000                                            979
      Senior Housing Properties
      Trust  135,100                                                      2,012
      SL Green Realty Corp.  76,100                                       2,751
      Sovran Self Storage, Inc.  30,300                                   1,026
      Summit Properties, Inc.  66,300                                     1,482
      Sun Communities, Inc.  42,500                                       1,549
      Tanger Factory Outlet Centers  22,200                                 896
      Taubman Centers, Inc.  112,300                                      2,264
      The Town & Country Trust  38,000                                      883
    o Trammell Crow Co.  83,600                                           1,138
      Universal Health Realty Income  27,900                                781
      US Restaurant Properties, Inc.  45,700                                731
      Ventas, Inc.  180,000                                               3,366
    = Washington Real Estate Investment
      Trust  90,200                                                       2,670
                                                                         ------
                                                                         94,043
      RETAIL 4.2%
      --------------------------------------------------------------------------
    o Alloy, Inc.  88,100                                                   395
    o American Eagle Outfitters, Inc.  160,400                            2,565
    o AnnTaylor Stores Corp.  99,999                                      3,580
    o Blue Rhino Corp.  38,400                                              445
      Burlington Coat Factory Warehouse
      Corp.  103,340                                                      2,217
      Casey's General Stores, Inc.  113,500                               1,759
      The Cato Corp., Class A  46,500                                       981
    o Central Garden & Pet Co.  39,900                                    1,104
    o Charming Shoppes, Inc.  260,500                                     1,706
    o The Children's Place Retail Stores,
      Inc.  59,400                                                        1,788
      Christopher & Banks Corp.  82,950                                   2,422
    o Cost Plus, Inc.  48,900                                             2,243
    o The Dress Barn, Inc.  69,500                                          973
    o Duane Reade, Inc.  50,900                                             700


                                                         See financial notes. 73

SCHWAB SMALL-CAP INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Fred's, Inc.  87,525                                                3,298
    o Genesco, Inc.  51,700                                                 871
    o Great Atlantic & Pacific Tea
      Co.  86,600                                                           541
    o Guitar Center, Inc.  53,600                                         1,745
    o The Gymboree Corp.  69,200                                          1,142
      Hancock Fabrics, Inc.  42,500                                         634
    o HOT Topic, Inc.  108,373                                            3,111
    o Insight Enterprises, Inc.  104,850                                  1,764
    o Jo-Ann Stores, Inc., Class A  45,400                                1,362
   =o Linens 'N Things, Inc.  101,400                                     2,993
      Longs Drug Stores Corp.  86,300                                     1,933
    o The Men's Wearhouse, Inc.  90,650                                   2,671
    o OfficeMax, Inc.  285,900                                            2,739
    o Pacific Sunwear of California  177,280                              4,093
      Pep Boys-Manny, Moe & Jack  123,600                                 2,377
      Ruddick Corp.  104,700                                              1,671
    o School Specialty, Inc.  43,200                                      1,204
    o ShopKo Stores, Inc.  66,800                                         1,034
    o Too, Inc.  76,700                                                   1,266
    o Tractor Supply Co.  85,400                                          3,579
    o Urban Outfitters, Inc.  87,200                                      2,909
      Weis Markets, Inc.  62,800                                          2,295
    o West Marine, Inc.  42,300                                             937
    o The Wet Seal, Inc., Class A  59,825                                   658
                                                                         ------
                                                                         69,705
      STEEL 0.4%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.  188,100                               1,439
      Carpenter Technology Corp.  51,500                                  1,331
      Gibraltar Steel Corp.  38,100                                         915
      Quanex Corp. 35,000                                                 1,402
    o Steel Dynamics, Inc.  109,800                                       2,046
                                                                         ------
                                                                          7,133
      TELEPHONE 0.9%
      --------------------------------------------------------------------------
    o Cincinnati Bell, Inc.  555,300                                      2,838
    o Commonwealth Telephone Enterprises,
      Inc.  54,100                                                        2,205
    o Extreme Networks, Inc.  266,100                                     2,288
    o General Communication, Inc.,
      Class A  129,300                                                    1,275
      Inter-Tel, Inc.  58,600                                             1,476
    o Interdigital Communications
      Corp.  127,100                                                      2,159
    o Price Communications Corp.  124,100                                 1,560
      SureWest Communications  32,800                                     1,308
                                                                         ------
                                                                         15,109
      TOBACCO 0.3%
      --------------------------------------------------------------------------
      DIMON, Inc.  101,600                                                  731
      Schweitzer-Mauduit International, Inc.  34,200                        910
    = Universal Corp.  57,100                                             2,488
      Vector Group Ltd.  87,976                                           1,386
                                                                         ------
                                                                          5,515
      TRAVEL & RECREATION 1.4%
      --------------------------------------------------------------------------
    o Alliance Gaming Corp.  111,900                                      2,714
    o American Classic Voyages Co.  52,800                                   --
    o Argosy Gaming Co.  65,100                                           1,549
    o Aztar Corp.  79,900                                                 1,668
      Callaway Golf Co.  171,500                                          2,787
      Central Parking Corp.  75,400                                         910
    o Choice Hotels International,
      Inc.  81,200                                                        2,681
    o Dollar Thrifty Automotive Group,
      Inc.  56,100                                                        1,469
      The Marcus Corp.  70,225                                            1,050
    o Multimedia Games, Inc.  28,500                                      1,072
    o Prime Hospitality Corp.  101,500                                      924
    o Scientific Games Corp.,
      Class A  137,500                                                    1,829
    o Shuffle Master, Inc.  37,600                                        1,145
    o Six Flags, Inc.  214,200                                            1,268
    o Vail Resorts, Inc.  65,100                                            872
    o WMS Industries, Inc.  65,200                                        1,508
                                                                         ------
                                                                         23,446
      TRUCKING & FREIGHT 0.9%
      --------------------------------------------------------------------------
      Arkansas Best Corp.  56,900                                         1,884
    o Forward Air Corp.  48,600                                           1,413
    o Knight Transportation, Inc.  85,000                                 2,139
    o Landstar Systems, Inc.  34,400                                      2,513
    o PAM Transportation Services,
      Inc.  24,700                                                          467


74 See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Roadway Corp.  45,600                                               2,337
      USF Corp.  62,200                                                   1,985
    o Yellow Corp.  66,200                                                2,175
                                                                         ------
                                                                         14,913

      UTILITIES: ELECTRIC & GAS 3.0%
      --------------------------------------------------------------------------
    o Allegheny Energy, Inc.  288,600                                     3,053
      American States Water Co.  35,250                                     864
    o Aquila, Inc.  436,100                                               1,723
      Avista Corp.  111,100                                               1,889
      Black Hills Corp.  71,600                                           2,303
      California Water Service Group  34,300                                938
      CH Energy Group, Inc.  35,700                                       1,564
      Cleco Corp.  108,000                                                1,809
    o Dynegy, Inc., Class A  848,700                                      3,403
    o El Paso Electric Co.  109,400                                       1,328
      The Empire District Electric Co.  53,400                            1,132
    = Energen Corp.  81,100                                               2,990
      Idacorp, Inc.  86,600                                               2,351
      The Laclede Group, Inc.  44,400                                     1,259
      MGE Energy, Inc.  40,900                                            1,297
      New Jersey Resources Corp.  62,100                                  2,350
      Northwest Natural Gas Co.  58,800                                   1,705
      NUI Corp.  38,800                                                     662
      Otter Tail Corp.  58,500                                            1,561
      PNM Resources, Inc.  89,700                                         2,537
    o Sierra Pacific Resources  269,600                                   1,610
      South Jersey Industries  27,900                                     1,058
    o Southern Union Co.  159,673                                         2,812
      Southwest Gas Corp.  77,100                                         1,741
      UIL Holdings Corp.  33,600                                          1,262
      Unisource Energy Corp.  77,380                                      1,493
    = Westar Energy, Inc.  164,000                                        3,277
                                                                         ------
                                                                         49,971


      SECURITY                                      FACE VALUE        MKT. VALUE
         RATE, MATURITY DATE                       ($ x 1,000)       ($ x 1,000)
      U.S. TREASURY OBLIGATIONS
      0.0% of net assets

    = U.S. Treasury Bills
         0.85%-0.93%, 12/18/03                             150              150


      END OF INVESTMENTS. For totals, please see the first page of holdings for this fund.

      SECURITY AND NUMBER OF SHARES

      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      7.5% of net assets

      OTHER INVESTMENT COMPANIES
      --------------------------------------------------------------------------
      Securities Lending Investment
      Fund  122,374,453                                                 122,374

       END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN. For totals, please see the first page of holdings for this fund.

                                                         See financial notes. 75

SCHWAB SMALL-CAP INDEX FUND(R)

Statement of
ASSETS AND LIABILITIES
As of October 31, 2003. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at market value
   (including $116,026 of securities of loan)                      $1,642,685 a
Collateral held for securities on loan                                122,374
Receivables:
   Fund shares sold                                                     1,708
   Dividends                                                              881
   Investments sold                                                     4,112
   Income from securities on loan                                          58
Prepaid expenses                                               +           36
                                                               ---------------
TOTAL ASSETS                                                        1,771,854

LIABILITIES
------------------------------------------------------------------------------
Collateral held for securities on loan                                122,374
Cash overdraft                                                            785
Payables:
   Fund shares redeemed                                                 2,299
   Interest expenses                                                        1
   Investments bought                                                     846
   Due to broker for futures                                               10
   Investment adviser and administrator fees                               24
   Transfer agent and shareholder service fees                              4
Accrued expenses                                               +          219
                                                               ---------------
TOTAL LIABILITIES                                                     126,562

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                        1,771,854
TOTAL LIABILITIES                                              -      126,562
                                                               ---------------
NET ASSETS                                                         $1,645,292

NET ASSETS BY SOURCE
Capital received from investors                                     1,617,099
Net investment income not yet distributed                               7,747
Net realized capital losses                                          (287,631)
Net unrealized capital gains                                          308,077 b

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                 SHARES
SHARE CLASS              NET ASSETS    /    OUTSTANDING        =          NAV
Investor Shares            $886,035              48,632                $18.22
Select Shares(R)           $759,257              41,603                $18.25

Unless stated, all numbers x 1,000.

a The fund paid $1,334,661 for these securities. Not counting short-term obligations and government securities, the fund paid $469,511 for securities during the report period and received $646,990 from securities it sold or that matured.

b These derive from investments and futures. As of the report date, the fund had seven open Russell 2000 futures contracts due to expire on December 21, 2003, with an aggregate contract value of $1,849 and net unrealized gains of $53.

FEDERAL TAX DATA
-----------------------------------------------------
PORTFOLIO COST                            $1,338,069

NET UNREALIZED GAINS AND LOSSES:
Gains                                       $441,758
Losses                                +     (137,142)
                                      ---------------
                                            $304,616

NET UNDISTRIBUTED EARNINGS:
Ordinary income                               $7,747
Long-term capital gains                          $--

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                     Loss amount
    2010                                     $86,072
    2011                              +      198,098
                                      ---------------
                                            $284,170

RECLASSIFICATIONS:
Net realized capital losses                      $39

Reclassified as:
Net investment income
   not yet distributed                          ($39)


76 See financial notes.

SCHWAB SMALL-CAP INDEX FUND(R)

Statement of
OPERATIONS
For November 1, 2002 through October 31, 2003. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Dividends                                                             $17,535  a
Interest                                                                    9
Securities on loan                                               +        682
                                                                 -------------
TOTAL INVESTMENT INCOME                                                18,226

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized losses on investments sold                              (194,040)
Net realized gains on futures contracts                          +         61
                                                                 -------------
NET REALIZED LOSSES                                                  (193,979)

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net unrealized gains on investments                                   656,430
Net unrealized gains on futures contracts                        +         37
                                                                 -------------
NET UNREALIZED GAINS                                                  656,467

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                               4,169 b
Transfer agent and shareholder service fees:
   Investor Shares                                                      1,869 c
   Select Shares(R)                                                       652 c
Trustees' fees                                                             10 d
Custodian fees                                                            161
Portfolio accounting fees                                                 220
Professional fees                                                          44
Registration fees                                                          52
Shareholder reports                                                       166
Interest expense                                                           15
Other expenses                                                   +         17
                                                                 -------------
Total expenses                                                          7,375
Expense reduction                                                -        523 e
                                                                 -------------
NET EXPENSES                                                            6,852

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                18,226
NET EXPENSES                                                     -      6,852
                                                                 -------------
NET INVESTMENT INCOME                                                  11,374
NET REALIZED LOSSES                                                  (193,979) f
NET UNREALIZED GAINS                                             +    656,467 f
                                                                 -------------
INCREASE IN NET ASSETS FROM OPERATIONS                               $473,862

Unless stated, all numbers x 1,000.

a An additional $3 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.33% of the first
  $500 million and 0.28% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co.

d For the fund's independent trustees only.

e Includes $337 from the investment adviser (CSIM) and $186 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through February 29, 2004, as follows:

                                % OF AVERAGE
  SHARE CLASS               DAILY NET ASSETS
  ------------------------------------------
  Investor Shares                       0.60
  Select Shares                         0.42

  Prior to March 1, 2003, these limits were 0.49% and 0.38% for the Investor Shares and Select Shares, respectively. This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $462,488.


                                                         See financial notes. 77

SCHWAB SMALL-CAP INDEX FUND(R)

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
---------------------------------------------------------------------------------------
                                                  11/1/02-10/31/03    11/1/01-10/31/02
Net investment income                                     $11,374              $13,371
Net realized losses                                      (193,979)             (78,341)
Net unrealized gains or losses                 +          656,467             (171,545)
                                               ----------------------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                           473,862             (236,515)

DISTRIBUTIONS PAID
---------------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                             7,507                4,403
Select Shares(R)                               +            7,345                4,635
                                               ----------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME                 14,852                9,038 a

DISTRIBUTIONS FROM NET REALIZED GAINS
Investor Shares                                                --               29,754
Select Shares                                  +               --               26,290
                                               ----------------------------------------
TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                    --               56,044

TOTAL DISTRIBUTIONS                                       $14,852              $65,082 b

TRANSACTIONS IN FUND SHARES
---------------------------------------------------------------------------------------
                                          11/1/02-10/31/03         11/1/01-10/31/02
                                      SHARES           VALUE    SHARES           VALUE
SHARES SOLD
Investor Shares                        6,678        $101,578    14,769        $243,412
Select Shares                     +    6,760          99,820    14,560         231,836
                                  -----------------------------------------------------
TOTAL SHARES SOLD                     13,438        $201,398    29,329        $475,248

SHARES REINVESTED
Investor Shares                          522          $7,085     1,919         $32,335
Select Shares                     +      503           6,844     1,710          28,842
                                  -----------------------------------------------------
TOTAL SHARES REINVESTED                1,025         $13,929     3,629         $61,177

SHARES REDEEMED
Investor Shares                      (12,997)      ($188,682)  (12,547)      ($192,562)
Select Shares                     +  (13,679)       (200,308)  (13,662)       (212,752)
                                  -----------------------------------------------------
TOTAL SHARES REDEEMED                (26,676)      ($388,990)  (26,209)      ($405,314) c

NET TRANSACTIONS
IN FUND SHARES                       (12,213)      ($173,663)    6,749        $131,111

SHARES OUTSTANDING AND NET ASSETS
---------------------------------------------------------------------------------------
                                         11/1/02-10/31/03          11/1/01-10/31/02
                                      SHARES      NET ASSETS    SHARES      NET ASSETS
Beginning of period                  102,448       $1,359,945   95,699      $1,530,431
Total increase or
decrease                          +  (12,213)         285,347    6,749        (170,486) d
                                  -----------------------------------------------------
END OF PERIOD                         90,235       $1,645,292  102,448      $1,359,945 e

Unless stated, all numbers x 1,000.

a UNAUDITED
  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

b The tax-basis components of distributions paid are:

                          CURRENT            PRIOR
                           PERIOD           PERIOD
  Ordinary
  Income                  $14,852          $9,038
  Long-term
  capital gains               $--         $56,044

c The fund charges 0.75% of early withdrawal fees on shares redeemed 180 days or less after the purchase.

                          CURRENT            PRIOR
                           PERIOD           PERIOD
  Investor Shares             $70             $128
  Select Shares          +     39         +     65
                         --------         --------
  TOTAL                      $109             $193

  Dollar amounts are net of the redemption proceeds.

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes distributable net investment income in the amount of $7,747 and $11,264 for the current period and prior period, respectively.

  Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS(R)
  All Equity Portfolio                                6.5%
  Growth Portfolio                                    7.1%
  Balanced Portfolio                                  4.8%
  Conservative Portfolio                              1.8%

  SCHWAB ANNUITY PORTFOLIOS
  Growth Portfolio II                                 0.3%


78 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                         11/1/02-       11/1/01-     11/1/00-     11/1/99-      6/1/99 1-
INVESTOR SHARES                                          10/31/03       10/31/02     10/31/01     10/31/00      10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      14.35        16.62        22.49       20.87           20.00
                                                         ---------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.16          0.16        0.15         0.16           0.07
   Net realized and unrealized gains or losses               3.14         (2.27)      (5.87)        1.56           0.80
                                                         ---------------------------------------------------------------------------
   Total income or loss from investment operations           3.30         (2.11)      (5.72)        1.72           0.87
Less distributions:
   Dividends from net investment income                     (0.17)        (0.16)      (0.15)       (0.10)            --
                                                         ---------------------------------------------------------------------------
Net asset value at end of period                            17.48         14.35       16.62        22.49          20.87
                                                         ---------------------------------------------------------------------------
Total return (%)                                            23.24        (12.86)     (25.55)        8.23           4.35 2
RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.53          0.40        0.40         0.40 3         0.40 4
   Gross operating expenses                                  0.59          0.62        0.65         0.67           0.91 4
   Net investment income                                     1.18          1.11        0.94         0.76           0.92 4
Portfolio turnover rate                                         3             2           2            2              1 2
Net assets, end of period ($ x 1,000,000)                     469           263         224          218            136

1 Commencement of operations.

2 Not annualized.

3 The ratio of net operating expenses would have been 0.41% if certain non-routine expenses (proxy fees) had been included.

4 Annualized.


                                                         See financial notes. 79

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

FINANCIAL HIGHLIGHTS

                                                          11/1/02-      11/1/01-     11/1/00-     11/1/99-     6/1/99(1)-
SELECT SHARES(R)                                          10/31/03      10/31/02     10/31/01     10/31/00     10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      14.37         16.65        22.52        20.89        20.00
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.20          0.19         0.18         0.17         0.07
   Net realized and unrealized gains or losses               3.14         (2.29)       (5.87)        1.56         0.82
                                                      ------------------------------------------------------------------------------
   Total income or loss from investment operations           3.34         (2.10)       (5.69)        1.73         0.89
Less distributions:
   Dividends from net investment income                     (0.19)        (0.18)       (0.18)       (0.10)          --
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                            17.52         14.37        16.65        22.52        20.89
                                                      ------------------------------------------------------------------------------
Total return (%)                                            23.50        (12.81)      (25.40)        8.30         4.45 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.36          0.27         0.27         0.27 3       0.27 4
   Gross operating expenses                                  0.44          0.47         0.50         0.52         0.74 4
   Net investment income                                     1.35          1.24         1.07         0.89         1.05 4
Portfolio turnover rate                                         3             2            2            2            1 2
Net assets, end of period ($ x 1,000,000)                     429           264          257          262          149

1 Commencement of operations.

2 Not annualized.

3 The ratio of net operating expenses would have been 0.28% if certain non-routine expenses (proxy fees) had been included.

4 Annualized.


80 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS as of October 31, 2003

This section shows all the securities in the fund's portfolio by industry classification and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 *  American Depositary Receipt

 =  Collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 ~  Security is valued at fair value
    (see Accounting Policies)

                                                      COST          MARKET VALUE
HOLDINGS BY CATEGORY                                ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
 99.2%     COMMON STOCK                              918,872           891,598

  0.1%     U.S. TREASURY
           OBLIGATIONS                                   310               310

  0.0%     RIGHTS                                        120                 7

  0.0%     PREFERRED STOCK                                 3                 4

  0.0%     WARRANTS                                       55                --
--------------------------------------------------------------------------------
 99.3%     TOTAL INVESTMENTS                         919,360           891,919

 10.9%     COLLATERAL INVESTED
           FOR SECURITIES ON LOAN                     98,169            98,169

(10.2)%    OTHER ASSETS AND
           LIABILITIES, NET                                            (91,500)
--------------------------------------------------------------------------------
 100.0%    TOTAL NET ASSETS                                            898,588

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 99.2% of net assets

      AEROSPACE/DEFENSE 1.4%
      --------------------------------------------------------------------------

   ~o Aerosonic Corp. 1,000                                                    7
      The Boeing Co.  59,300                                               2,282
      Crane Co.   5,000                                                      141
    o DRS Technologies, Inc.  1,200                                           29
      EDO Corp.  900                                                          20
      Engineered Support Systems, Inc. 1,650                                 112
    o EnPro Industries, Inc. 920                                               9
    o ESCO Technologies, Inc. 1,400                                           61
    o Esterline Technologies Corp. 2,900                                      64
      GenCorp, Inc. 2,500                                                     24
      General Dynamics Corp.  13,200                                       1,105
      Goodrich Corp. 8,404                                                   232
      Heico Corp., Class A  2,260                                             27
    o Integrated Defense Technologies, Inc. 900                               15
      Kaman Corp., Class A  1,300                                             16
    o KVH Industries, Inc.  1,300                                             36
    o L-3 Communications Holdings, Inc.   6,600                              309
      Lockheed Martin Corp.   31,552                                       1,463
      Northrop Grumman Corp. 12,516                                        1,119
      Raytheon Co. 29,900                                                    792
      Rockwell Automation, Inc. 13,200                                       410
      Rockwell Collins, Inc. 13,100                                          360
    o SatCon Technology Corp. 900                                              3
    o Teledyne Technologies, Inc.   12,157                                   200
      Textron, Inc. 9,300                                                    462
    o Timco Aviation Services, Inc. 80                                        --
    o Transtechnology Corp.   500                                              3
    o Trimble Navigation Ltd.  3,800                                         105
      United Technologies Corp. 35,534                                     3,009
    o Veeco Instruments, Inc.  1,000                                          25
                                                                         -------
                                                                          12,440
      AIR TRANSPORTATION   1.1%
      --------------------------------------------------------------------------
    o AirTran Holdings, Inc.   2,000                                          32
    o Alaska Air Group, Inc.   1,900                                          55
    o AMR Corp. 2,500                                                         33
    o ATA Holdings Corp.       1,200                                          12
    o Atlantic Coast Airlines
      Holdings, Inc. 1,600                                                    18
    o Continental Airlines, Inc.,
      Class B 5,000                                                           95
      Delta Air Lines, Inc.   8,500                                          111
    o EGL, Inc. 4,150                                                         68
    o ExpressJet Holdings, Inc.  3,000                                        46
      FedEx Corp. 28,263                                                   2,141
    o Hawk Corp., Class A      1,800                                           7
    o JetBlue Airways Corp.    3,650                                         210
    o Kellstrom Industries, Inc.  600                                         --
    o MAIR Holdings, Inc.     1,100                                            8
    o Mesa Air Group, Inc.    1,300                                           14
    o Northwest Airlines Corp.,
      Class A 3,500                                                           48
      Sabre Holdings Corp.  9,901                                            217


                                                         See financial notes. 81

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      SkyWest, Inc. 4,000                                                     74
      Southwest Airlines Co.   54,225                                      1,052
      United Parcel Service, Inc.,
      Class B 80,480                                                       5,836
                                                                         -------
                                                                          10,077
      ALCOHOLIC BEVERAGES 0.4%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B  2,500                                       140
      Anheuser-Busch Cos., Inc.   59,000                                   2,906
      Brown-Forman Corp., Class B   3,706                                    313
    o Constellation Brands, Inc.,
      Class A 8,800                                                          276
    o National Beverage Corp.   3,700                                         56
                                                                         -------
                                                                           3,691
      APPAREL 0.5%
      --------------------------------------------------------------------------
      Brown Shoe Co., Inc.   3,300                                           114
      The Buckle, Inc.  1,000                                                 22
    o Casual Male Corp.  1,100                                                --
    o Coach, Inc.  8,004                                                     284
    o Columbia Sportswear Co.  1,850                                         108
    o Finlay Enterprises, Inc.  1,000                                         15
    o Guess?, Inc. 2,700                                                      32
      Haggar Corp. 1,200                                                      19
    o Hampshire Group Ltd.  1,000                                             35
      Jones Apparel Group, Inc.  12,156                                      419
      K-Swiss, Inc., Class A    1,200                                         53
      Kellwood Co. 2,900                                                     108
      Kenneth Cole Productions, Inc.,
      Class A 3,100                                                           92
      Liz Claiborne, Inc. 18,600                                             686
    o Maxwell Shoe Co., Inc., Class A   1,000                                 16
      Nike, Inc., Class B 20,700                                           1,323
      Oshkosh B'Gosh, Inc., Class A  1,200                                    26
      Phillips-Van Heusen Corp.   1,800                                       31
      Polo Ralph Lauren Corp.    3,500                                       106
    o Quiksilver, Inc. 2,000                                                  34
      Reebok International Ltd.  8,000                                       312
      Russell Corp. 2,600                                                     48
      Saucony, Inc., Class B  1,900                                           31
    o Skechers USA, Inc., Class A    6,500                                    49
    o Stage Stores, Inc. 1,200                                                34
    o Steven Madden Ltd. 1,800                                                39
      Stride Rite Corp. 2,900                                                 35
      Superior Uniform Group, Inc.   1,600                                    25
      Tandy Brands Accessories, Inc.   1,000                                  15
    o Tarrant Apparel Group    1,700                                           7
    o Timberland Co., Class A  1,400                                          73
    o Unifi, Inc. 1,900                                                        9
      VF Corp. 15,000                                                        637
      Wolverine World Wide, Inc.    5,200                                    105
                                                                         -------
                                                                           4,942
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.3%
      --------------------------------------------------------------------------
      A.O. Smith Corp., Class B    1,300                                      41
    o Aftermarket Technology Corp.   4,300                                    51
    o American Axle & Manufacturing
      Holdings, Inc. 5,300                                                   183
      ArvinMeritor, Inc. 4,900                                                82
      Bandag, Inc. 3,200                                                     117
      BorgWarner, Inc. 2,700                                                 215
      Carlisle Cos., Inc. 3,600                                              206
      Cascade Corp. 4,400                                                    105
    o Collins & Aikman Corp.  1,400                                            4
      Cooper Tire & Rubber Co.   6,400                                       126
      Cummins, Inc. 1,400                                                     66
      Dana Corp. 40,800                                                      664
      Danaher Corp. 9,500                                                    787
      Delphi Corp. 26,600                                                    237
      Donaldson Co., Inc. 1,900                                              109
    o Dura Automotive Systems, Inc.,
      Class A 12,100                                                         117
      Eaton Corp. 6,300                                                      632
      Federal Screw Works 250                                                  8
      Ford Motor Co. 131,736                                               1,598
      General Motors Corp. 39,386                                          1,681
    o General Motors Corp., Class H   80,182                               1,317
      Gentex Corp. 2,300                                                      90
      Genuine Parts Co. 8,000                                                255
    o Goodyear Tire & Rubber Co.   6,500                                      45
    o Group 1 Automotive, Inc. 1,400                                          50
      Harley-Davidson, Inc.   22,500                                       1,067
    o Keystone Automotive Industries, Inc.  1,800                             45
    o Lear Corp. 5,800                                                       337
      Lithia Motors, Inc., Class A  700                                       17
      Magna International, Inc., Class A  459                                 37
    o MarineMax, Inc. 800                                                     15
    o Midas, Inc. 1,300                                                       17


82 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Modine Manufacturing Co. 3,700                                          95
    o Monaco Coach Corp.   1,200                                              29
    o Monro Muffler Brake, Inc. 700                                           23
      Myers Industries, Inc.   2,346                                          29
    o Navistar International Corp.   1,900                                    77
      Oshkosh Truck Corp.    4,500                                           206
      Polaris Industries, Inc.  1,600                                        137
    o Rush Enterprises, Inc., Class A   500                                    4
    o Rush Enterprises, Inc., Class B   500                                    5
      Sonic Automotive, Inc.            1,400                                 32
      Standard Motor Products, Inc.  2,000                                    22
    o Stoneridge, Inc. 1,700                                                  23
      Superior Industries International, Inc.   800                           34
    o TBC Corp. 1,100                                                         30
      Thor Industries, Inc.   1,000                                           64
      Titan International, Inc.   800                                          1
    o Tower Automotive, Inc.   2,300                                           9
    o United Auto Group, Inc.  1,000                                          26
    o United Defense Industries, Inc.  900                                    29
    o UQM Technologies, Inc.     1,500                                         5
      Visteon Corp. 5,451                                                     35
      Winnebago Industries, Inc.   1,300                                      76
                                                                         -------
                                                                          11,312
      BANKS 7.7%
      --------------------------------------------------------------------------
      ABC Bancorp 1,500                                                       25
      Abigail Adams National Bancorp   500                                     9
      Alabama National Bancorp   1,600                                        84
      AmSouth Bancorp.  25,903                                               612
      Anchor Bancorp Wisconsin, Inc.  3,100                                   77
      Arrow Financial Corp.  963                                              26
      Associated Banc-Corp.  5,146                                           212
      BancFirst Corp. 500                                                     27
      Bancorpsouth, Inc.  4,612                                              108
      Bank Mutual Corp.  3,669                                                43
      Bank of America Corp.  109,200                                       8,270
      Bank of Hawaii Corp.  3,500                                            138
      The Bank of New York Co., Inc.  54,500                               1,700
      Bank One Corp.  80,700                                               3,426
      BankAtlantic Bancorp, Inc.,
      Class A 2,200                                                           37
      Banknorth Group, Inc.  6,974                                           218
      BB&T Corp. 38,386                                                    1,484
      Berkshire Bancorp, Inc. 1,200                                           55
      Boston Private Financial
      Holdings, Inc. 2,129                                                    54
      Brookline Bancorp, Inc. 2,405                                           36
      Bryn Mawr Bank Corp. 1,400                                              33
      BSB Bancorp, Inc. 900                                                   28
      Camden National Corp. 700                                               21
      Capital City Bank Group, Inc.  1,500                                    58
    o Capital Crossing Bank 1,000                                             38
      Capitol Bancorp Ltd. 1,500                                              40
      Capitol Federal Financial  4,420                                       164
      Cascade Bancorp 2,124                                                   40
      Cavalry Bancorp, Inc. 500                                                9
      CCBT Financial Cos., Inc. 200                                            5
    o Central Coast Bancorp 1,331                                             23
      Century Bancorp, Inc., Class A  800                                     28
      Chemical Financial Corp.  1,318                                         46
      Chittenden Corp. 1,818                                                  59
      Citizens Banking Corp. Michigan   2,090                                 61
      Citizens South Banking Corp.  1,000                                     15
      City Holding Co. 1,800                                                  61
      City National Corp. 3,100                                              187
      The Colonial BancGroup, Inc.  4,600                                     72
      Columbia Bancorp 700                                                    19
      Columbia Banking Systems, Inc.  1,859                                   36
      Comerica, Inc. 13,496                                                  695
      Commerce Bancorp, Inc. N.J.  3,060                                     148
      Commerce Bancshares, Inc.  11,518                                      552
      Community Bank System, Inc.  700                                        34
      Community First Bankshares, Inc.   2,000                                54
      Community Trust Bancorp, Inc.  2,056                                    66
      Compass Bancshares, Inc.  11,400                                       431
      Connecticut Bancshares, Inc.  700                                       36
      Corus Bankshares, Inc. 500                                              29
      Cullen/Frost Bankers, Inc.  3,300                                      128
      Dime Community Bancshares, Inc.   2,250                                 63
      Doral Financial Corp. 4,600                                            232
      Exchange National Bancshares, Inc.   750                                27
      Fifth Third Bancorp 40,588                                           2,353
      First Bancorp Puerto Rico  2,100                                        70
      First Busey Corp., Class A  1,000                                       27
      First Charter Corp. 3,500                                               72


                                                         See financial notes. 83

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      First Citizens BancShares, Inc.,
      Class A 300                                                             34
      First Commonwealth Financial
      Corp. 2,100                                                             29
      First Essex Bancorp, Inc. 700                                           38
      First Federal Capital Corp.  2,500                                      55
      First Financial Bancorp 1,839                                           31
      First Financial Bancshares, Inc.  1,500                                 63
      First M & F Corp. 1,000                                                 37
      First Merchants Corp. 1,041                                             28
      First Midwest Bancorp, Inc. Illinois   3,125                            97
      First Niagra Financial Group, Inc.  3,104                               44
      First Oak Brook Bancshares, Inc.   1,500                                43
      First of Long Island Corp.  2,000                                       83
      First Republic Bank 1,300                                               47
      First Tennessee National Corp.  10,800                                 490
      Firstfed America Bancorp, Inc.   2,000                                  51
    o FirstFed Financial Corp. 2,900                                         131
      FirstMerit Corp. 4,800                                                 124
      FleetBoston Financial Corp.  76,277                                  3,081
      FNB Corp. 2,639                                                         87
      Franklin Financial Corp. Tennessee   700                                22
      Frontier Financial Corp. 700                                            22
      Fulton Financial Corp. 5,150                                           106
      GA Financial, Inc. 1,100                                                31
      Gold Banc Corp., Inc. 1,400                                             18
      Great Southern Bancorp, Inc.  700                                       28
      Greater Bay Bancorp 2,906                                               78
      Hancock Holding Co. 1,050                                               60
      Harbor Florida Bancshares, Inc.  1,100                                  30
      Harleysville National Corp.      1,102                                  33
      Hibernia Corp., Class A  16,900                                        382
      Home Federal Bancorp 800                                                22
      Horizon Financial Corp. 2,156                                           38
    * HSBC Holdings PLC 13,000                                               976
      Hudson City Bancorp, Inc.  19,100                                      660
      Hudson United Bancorp 5,740                                            208
      Huntington Bancshares, Inc.  13,290                                    288
      Independent Bank Corp.  1,000                                           29
      Integra Bank Corp. 1,225                                                26
      Interchange Financial Services
      Corp. 1,050                                                             26
    o Internet Capital Group, Inc.  7,000                                     3
      Irwin Financial Corp. 3,700                                            104
      J.P. Morgan Chase & Co. 145,580                                      5,226
      KeyCorp, Inc. 29,300                                                   828
      Lakeland Financial Corp. 1,100                                          40
      M&T Bank Corp. 8,962                                                   842
      MAF Bancorp., Inc. 700                                                  29
      Main Street Banks, Inc. 1,000                                           26
      MainSource Financial Group, Inc.  1,000                                 28
      Marshall & Ilsley Corp. 16,150                                         579
      MASSBANK Corp. 1,500                                                    61
      Mellon Financial Corp. 30,300                                          905
      Mercantile Bankshares Corp.  5,574                                     236
      Merchants Bancshares, Inc. 750                                          21
      Mid-State Bancshares 3,500                                              85
      Midwest Banc Holdings, Inc.  1,300                                      31
    o Movie Gallery, Inc. 1,525                                               32
      Nara Bancorp, Inc. 2,000                                                45
      National City Corp. 44,100                                           1,440
      National Commerce Financial
      Corp. 11,650                                                           320
      National Penn Bancshares, Inc.  906                                    27
      NBT Bancorp., Inc. 1,400                                                29
      Net.B@nk, Inc. 3,300                                                    45
      NewMil Bancorp, Inc. 1,000                                              26
      North Fork Bancorp., Inc. 7,300                                        285
      North Valley Bancorp 1,500                                              24
      Northern Trust Corp. 15,500                                            720
      OceanFirst Financial Corp. 1,050                                        27
      Old National Bancorp. 3,283                                             73
      Omega Financial Corp. 1,000                                             36
      Oriental Financial Group 1,375                                          35
      Pacific Crest Capital, Inc. 1,000                                       26
      Park National Corp. 805                                                 94
      Patriot Bank Corp. 550                                                  12
      Pennfed Finance Services, Inc.  2,000                                   63
      Peoples Bank-Bridgeport 2,500                                           82
      Peoples Financial Corp. 3,000                                           49
      PFF Bancorp, Inc. 1,120                                                 42
      PNC Financial Services Group,
      Inc. 19,700                                                          1,055
      Popular, Inc. 13,400                                                   603
      Progress Financial Corp. 1,365                                          42
      Prosperity Bancshares, Inc. 2,400                                       55


 84 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Provident Bankshares Corp. 2,382                                        74
      Provident Financial Group, Inc.  2,100                                  62
    o Quaker City Bancorp, Inc. 1,250                                         53
      Regions Financial Corp. 16,900                                         621
      Republic Bancorp, Inc. 5,154                                            75
      Republic Bancorp, Inc., Class A   1,500                                 30
      Riggs National Corp. 2,000                                              33
      S&T Bancorp, Inc. 1,400                                                 42
    o S1 Corp. 12,930                                                        105
      Sandy Spring Bancorp, Inc. 2,900                                       105
      Seacoast Banking Corp. of Florida  1,980                                35
      Second Bancorp., Inc. 900                                               25
      Shore Bancshares, Inc. 500                                              19
    o Silicon Valley Bancshares 2,200                                         77
      Simmons First National Corp.,
      Class A 1,000                                                           26
      Sky Financial Group, Inc. 4,376                                        107
      The South Financial Group, Inc.  3,000                                  78
      SouthTrust Corp. 23,554                                                750
      Southwest Bancorp of Texas, Inc.  1,500                                 54
      Southwest Bancorp, Inc. 3,300                                           52
      St. Francis Capital Corp. 1,200                                         40
      State Bancorp, Inc. 840                                                 17
      State Street Corp. 23,000                                            1,204
      Sterling Bancorp 1,523                                                  45
      Sterling Bancshares, Inc. 2,100                                         24
    o Sterling Financial Corp. 847                                            27
      Suffolk Bancorp 2,400                                                   84
    o Sun Bancorp, Inc. N.J. 3,150                                            74
      SunTrust Banks, Inc. 20,200                                          1,355
      Susquehanna Bancshares, Inc. 2,700                                      68
      SY Bancorp, Inc. 1,400                                                  28
      Synovus Financial Corp. 18,700                                         516
      TCF Financial Corp. 4,300                                              224
      Texas Regional Bancshares, Inc.,
      Class A 1,551                                                           56
      Timberland Bancorp, Inc. 1,000                                          24
      Tompkins Trustco, Inc. 770                                              37
      TriCo Bancshares 200                                                     6
      The Trust Co. of New Jersey 3,000                                       94
      Trustco Bank Corp. 2,857                                                37
      Trustmark Corp. 4,300                                                  122
      U.S. Bancorp 137,631                                                 3,746
      UCBH Holdings, Inc.  2,200                                              79
      UMB Financial Corp.  1,787                                              89
      Umpqua Holdings Corp.  343                                               7
      Union Bankshares Corp. 700                                              22
      Union Planters Corp.  15,950                                           531
      UnionBanCal Corp.  22,600                                            1,224
      United Bankshares, Inc.  1,900                                          58
      United Community Financial
      Corp. 1,900                                                             21
      United National Bancorp. 1,230                                          43
      Unizan Financial Corp.  1,371                                           28
      USB Holding Co., Inc.  1,777                                            33
      Valley National Bancorp  6,435                                         188
      Wachovia Corp.  95,036                                               4,359
      Washington Trust Bancorp, Inc.  1,000                                   28
      Wells Fargo & Co.  120,381                                           6,780
      WesBanco, Inc. 3,200                                                    85
      West Coast Bancorp  1,200                                               25
      Westamerica Bancorp.  1,700                                             85
      WestCorp., Inc. 2,207                                                   83
      Whitney Holding Corp.  1,950                                            74
      Wilmington Trust Corp.  3,200                                          108
      Wintrust Financial Corp.  1,800                                         78
      WSFS Financial Corp.  1,000                                             43
      Zions Bancorp. 5,200                                                   319
                                                                         -------
                                                                          69,349
      BUSINESS MACHINES & SOFTWARE  8.3%
      --------------------------------------------------------------------------
    o 3Com Corp. 17,900                                                      129
    o 3D Systems Corp. 1,400                                                  13
    o Adaptec, Inc. 5,700                                                     49
      Adobe Systems, Inc.   17,500                                           767
    o Advanced Digital Information
      Corp. 2,600                                                             42
      Analogic Corp. 5,200                                                   227
    o Andersen Group, Inc.  1,400                                              7
    o Apple Computer, Inc.  18,700                                           428
    o Arbitron, Inc. 2,120                                                    84
    o Artesyn Technologies, Inc.  1,100                                        9
    o Ascential Software Corp.  2,912                                         65
      Autodesk, Inc. 8,400                                                   162
    o Avici Systems, Inc.     375                                              2
    o Avocent Corp. 13,963                                                   528


                                                         See financial notes. 85

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o BEA Systems, Inc.   27,900                                             388
      Black Box Corp. 5,200                                                  224
    o BMC Software, Inc.  19,000                                             330
    o Borland Software Corp.  3,000                                           27
    o Cisco Systems, Inc.   511,969                                       10,741
    o Cognitronics Corp.  2,600                                                7
    o Compuware Corp.     19,900                                             112
    o Comverse Technology, Inc. 13,400                                       242
    o Concerto Software, Inc.  1,100                                          13
    o Concurrent Computer Corp. 3,000                                         14
    o CoSine Communications, Inc.  730                                         5
    o Dell, Inc. 186,800                                                   6,747
      Diebold, Inc. 5,300                                                    302
    o Digital Lightwave, Inc.  1,300                                           1
    o EMC Corp. 164,834                                                    2,281
    o Enterasys Networks, Inc.  8,500                                         33
      Fair Isaac Corp. 5,163                                                 329
    o Flow International Corp.  900                                            3
    o Foundry Networks, Inc.  4,300                                          100
    o Gadzoox Networks, Inc.  600                                             --
    o Gateway, Inc. 11,800                                                    59
    o General Binding Corp.   500                                              7
    o Hanger Orthopedic Group, Inc.    5,400                                  92
      Hewlett-Packard Co.    218,916                                       4,884
      IKON Office Solutions, Inc.   8,500                                     71
    o Imagistics International, Inc.   2,840                                  91
    o Immersion Corp. 800                                                      5
    o Input/Output, Inc. 3,400                                                14
    o Integrated Device Technology,
      Inc. 4,200                                                              66
    o Intergraph Corp. 9,700                                                 253
    o Interland, Inc. 510                                                      4
  (9) International Business Machines
      Corp. 125,850                                                       11,261
    o InterVoice, Inc. 1,678                                                  17
    o Invision Technologies, Inc.  1,500                                      41
    o Iomega Corp. 12,400                                                     68
    o Juniper Networks, Inc.  13,600                                         245
      Landamerica Financial Group,
      Inc. 5,800                                                             290
    o Lantronix, Inc. 1,900                                                    2
    o Lexmark International, Inc.,
      Class A 10,900                                                         802
    o LTX Corp. 1,900                                                         27
    o Maxtor Corp. 14,748                                                    202
    o McData Corp., Class A   2,617                                           27
      Microchip Technology, Inc.  13,975                                     457
    o Micromuse, Inc.    2,900                                                23
    o MICROS Systems, Inc.   5,500                                           223
 =(2) Microsoft Corp.    786,660                                          20,571
    o MIPS Technology, Inc., Class A   1,100                                   5
    o MSC.Software Corp.  1,800                                               19
    o NCR Corp. 11,900                                                       428
    o Network Appliance, Inc.  13,500                                        333
    o Novell, Inc. 25,600                                                    150
    o Oracle Corp.   381,900                                               4,568
    o PalmOne, Inc. 1,569                                                     22
    o PalmSource, Inc.   --                                                   --
      Pitney Bowes, Inc. 17,000                                              699
    o Precis, Inc. 1,200                                                       5
    o Printronix, Inc. 2,400                                                  34
    o Rainbow Technologies, Inc.  5,000                                       62
    o Read-Rite Corp.   1,180                                                 --
    o Roxio, Inc. 724                                                          7
    o Sandisk Corp. 5,500                                                    443
    o Scansource, Inc. 600                                                    26
    o Seagate Escrow Security   7,500                                          2
    o Siebel Systems, Inc.   18,100                                          228
    o Silicon Graphics, Inc.  4,800                                            5
    o SoftBrands, Inc. 671                                                     1
    o Storage Technology Corp.  14,400                                       347
    o StorageNetworks, Inc.   2,100                                            4
    o Sun Microsystems, Inc.  226,230                                        896
    o Sybase, Inc. 19,036                                                    341
    o Tech Data Corp.  2,800                                                  92
    o The Titan Corp.  6,381                                                 135
      Total System Services, Inc.  13,800                                    381
    o Ultimate Electronics, Inc.  400                                          4
    o Unisys Corp. 23,100                                                    355
    o Vitria Technology, Inc. 925                                              5
    o Xerox Corp. 57,200                                                     601
                                                                         -------
                                                                          74,411
      BUSINESS SERVICES  5.1%
      --------------------------------------------------------------------------
    o 4Kids Entertainment, Inc.   1,000                                       24
      Aaron Rents, Inc., Class A  1,650                                       34
      ABM Industries, Inc.   2,400                                            37


86 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Actuate Corp. 2,300                                                      8
    o Administaff, Inc. 2,800                                                 32
    o Advent Software, Inc.  1,600                                            29
    o The Advisory Board Co. 1,000                                            36
      Advo, Inc. 2,700                                                       121
    o Aether Systems, Inc.  1,100                                              5
    o Affiliated Computer Services, Inc.,
      Class A 9,500                                                          465
    o Affymetrix, Inc. 2,300                                                  59
    o Agile Software Corp.  1,900                                             21
    o Akamai Technologies, Inc.  4,038                                        32
    o The Allied Defense Group, Inc.  500                                     10
    o Allied Waste Industries, Inc.  14,300                                  161
      Ambassadors International, Inc.  1,700                                  22
    o America Online Latin America, Inc.,
      Class A 2,500                                                            6
    o American Locker Group, Inc.  500                                         6
    o American Management Systems,
      Inc. 4,200                                                              62
    o American Superconductor Corp.  700                                       7
    o AMN Healthcare Services, Inc.  1,610                                    24
    o Analysts International Corp.  2,400                                      7
      Angelica Corp. 1,000                                                    21
    o Ansoft Corp. 2,300                                                      27
    o answerthink, Inc. 1,700                                                  9
    o Ansys, Inc. 1,700                                                       61
    o Anteon International Corp.  2,000                                       68
    o Apollo Group, Inc., Class A  12,050                                    766
    o Applied Molecular Evolution, Inc. 2,100                                 26
    o Aramark Corp., Class B  6,800                                          182
    o Arena Pharmaceuticals, Inc.  800                                        6
    o Ariba, Inc. 9,200                                                       30
    o Art Technology Group, Inc.  2,200                                        4
    o Artistdirect, Inc. 1,000                                                --
    o Ask Jeeves, Inc. 1,900                                                  36
    o Aspen Technology, Inc.  1,000                                            8
    o At Road, Inc. 4,400                                                     57
    o Atari, Inc. 1,600                                                        6
      Automatic Data Processing, Inc.  42,600                              1,608
    o Barra, Inc. 3,250                                                      124
    o BearingPoint, Inc. 7,100                                                67
    o BindView Development Corp.  1,700                                        4
    o The BISYS Group, Inc.  6,000                                            86
    o Blue Coat Systems, Inc.  340                                             6
    o Blue Martini Software, Inc.  285                                         1
    o Bottomline Technologies, Inc.  500                                       4
      Bowne & Co., Inc.  1,700                                                26
    o Braun Consulting, Inc.  1,300                                            3
    o Bright Horizons Family Solutions,
      Inc. 1,300                                                              56
      The Brink's Co. 5,600                                                  112
    o BroadVision, Inc. 1,090                                                  5
    o Brocade Communications
      Systems, Inc. 9,500                                                     62
    o BSQUARE Corp.  1,600                                                     3
    o CACI International, Inc., Class A  4,100                               203
    o Career Education Corp.  8,614                                          461
    o Carreker Corp. 1,200                                                    12
    o Casella Waste Systems, Inc.,
      Class A 2,500                                                           31
    o Catalina Marketing Corp.  2,900                                         51
    o Catapult Communications Corp.  1,600                                    22
      CDI Corp. 1,200                                                         39
      CDW Corp. 6,800                                                        408
    o Cell Genesys, Inc.   1,500                                              19
    o Cendant Corp. 74,220                                                 1,516
    o Centra Software, Inc.  2,400                                             7
    o Ceridian Corp. 19,500                                                  410
    o Cerner Corp. 1,700                                                      72
      Certegy, Inc. 4,150                                                    140
    o Charles River Associates, Inc.  2,500                                   77
    o Checkfree Corp. 5,400                                                  149
    o Chindex International, Inc. 1,100                                       25
    o ChoicePoint, Inc. 3,400                                                119
    o Chordiant Software, Inc. 1,100                                           5
    o Ciber, Inc. 1,900                                                       18
      Cintas Corp. 12,850                                                    548
    o Citrix Systems, Inc.  20,000                                           506
    o Clarent Corp. 1,545                                                     --
    o Clarus Corp. 1,200                                                       9
    o Click Commerce, Inc. 320                                                 2
    o Closure Medical Corp.  3,400                                           105
    o Cognizant Technology Solutions
      Corp. 5,300                                                            241
    o Com21, Inc. 1,400                                                       --
    o Comarco, Inc. 500                                                        4


                                                         See financial notes. 87

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Commerce One, Inc. 730                                                   1
      Computer Associates
      International, Inc. 42,226                                             993
    o Computer Sciences Corp.  13,238                                        524
    o Concord Communications, Inc. 1,600                                      29
    o Concord EFS, Inc. 34,300                                               367
    o Connetics Corp. 3,400                                                   61
    o Convergys Corp. 10,500                                                 169
    o Copart, Inc. 6,550                                                      82
    o Corillian Corp. 2,000                                                   13
    o Corinthian Colleges, Inc.  4,600                                       285
    o Corio, Inc. 1,400                                                        4
    o Cornell Cos., Inc. 2,100                                                30
    o Corporate Executive Board Co.  2,700                                   138
    o Correctional Services Corp.  2,000                                       5
    o CoStar Group, Inc. 800                                                  30
      Courier Corp. 2,800                                                    153
    o Covansys Corp. 2,500                                                    24
    o Credit Acceptance Corp.  2,400                                          28
    o Cross Country Healthcare, Inc. 1,600                                    22
    o Cross Media Marketing Corp.  1,391                                      --
    o CSG Systems International, Inc.  2,900                                  33
    o CuraGen Corp. 2,100                                                     13
    o CycleLogic, Inc. 2                                                      --
    o Cysive, Inc. 1,000                                                       3
    o D&B Corp. 16,000                                                       745
    o Daleen Technologies, Inc.   800                                         --
    o Datastream Systems, Inc.  1,300                                         10
      Deluxe Corp. 3,800                                                     153
    o Dendrite International, Inc. 1,100                                      17
    o DeVry, Inc. 4,800                                                      116
    o Digex, Inc. 1,800                                                        2
    o Digimarc Corp. 1,000                                                    17
    o Digital Insight Corp.   2,300                                           48
    o Digital River, Inc. 2,100                                               57
    o Digitalthink, Inc. 1,300                                                 3
    o Digitas, Inc. 1,500                                                     13
    o Diversa Corp. 1,100                                                      9
    o Divine, Inc., Class A 161                                               --
    o Docent, Inc. 633                                                         3
    o Documentum, Inc. 4,300                                                 128
    o DoubleClick, Inc. 8,237                                                 69
    o DST Systems, Inc. 8,100                                                306
    o Dyax Corp. 2,000                                                        10
    o E.piphany, Inc. 2,100                                                   15
    o Earthlink, Inc. 7,350                                                   67
    o eBay, Inc. 45,424                                                    2,541
    o Echelon Corp. 1,200                                                     16
    o Eclipsys Corp. 1,800                                                    21
    o Edgewater Technology, Inc. 767                                           4
    o Edison Schools, Inc.  1,900                                              3
    o Education Management Corp.  1,700                                      107
    o eFunds Corp. 2,502                                                      40
      Electronic Data Systems Corp.  34,100                                  731
    o eLoyalty Corp. 190                                                       1
    o Embarcadero Technologies, Inc.  2,900                                   37
    o Encysive Pharmaceuticals, Inc.  2,600                                   16
    o Engage, Inc. 4,900                                                      --
      Ennis Business Forms, Inc. 4,500                                        65
    o Entrust, Inc. 2,800                                                     13
    o EPIQ Systems, Inc.  1,550                                               26
    o ePresence, Inc. 2,700                                                   11
      Equifax, Inc. 9,300                                                    227
    o EXE Technologies, Inc. 371                                               3
    o Exelixis, Inc. 1,800                                                    13
    o Exponent, Inc. 3,000                                                    63
    o Exult, Inc. 4,100                                                       33
    o Ezenia!, Inc. 1,000                                                     --
    o F5 Networks, Inc. 3,300                                                 83
      Factset Research Systems, Inc.  2,500                                  109
    o Falcon Products, Inc.      1,500                                         9
    o FalconStor Software, Inc.     1,200                                      9
    o Fargo Electronics, Inc.  2,000                                          28
    o FileNet Corp. 3,800                                                    102
    o First Consulting Group, Inc.  1,800                                     10
      First Data Corp.  53,500                                             1,910
    o Firstwave Technologies, Inc.  1,000                                      6
    o Fiserv, Inc. 12,800                                                    452
    o Five Star Quality Care, Inc.  135                                       --
    o Forrester Research, Inc.  1,600                                         27
    o Freemarkets, Inc.  3,300                                                21
      Friedman Billings Ramsey Group, Inc.,
      Class A 8,180                                                          163
    o FTI Consulting, Inc.  2,700                                             54
      G&K Services, Inc., Class A  1,200                                      40
    o Gartner, Inc., Class B  8,051                                           98


88 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Genaissance Pharmaceuticals, Inc.   1,800                                5
    o Genencor International, Inc.    14,000                                 214
    o Genesis Health Ventures, Inc.   12,500                                 336
    o GenesisIntermedia, Inc.  1,200                                          --
    o Gentiva Health Services, Inc.   750                                      9
    o Genuity, Inc., Class A 280                                              --
    o Geoworks Corp. 800                                                      --
    o Global Imaging Systems, Inc. 2,100                                      61
      Global Payments, Inc.  8,520                                           355
    o GP Strategies Corp. 1,500                                               11
      Grey Global Group, Inc.   200                                          134
      GTECH Holdings Corp.   4,700                                           210
      H&R Block, Inc. 21,300                                               1,003
    o HA-LO Industries, Inc.  2,100                                           --
    o Hall, Kinion & Associates, Inc.  900                                    4
    o Heidrick & Struggles International,
      Inc. 3,100                                                              61
    o Hewitt Associates, Inc., Class A   7,000                               180
    o Hudson Highland Group, Inc.  360                                         8
    o Hyperion Solutions Corp.  2,850                                         95
    o I-Many, Inc. 1,300                                                       1
    o iBEAM Broadcasting Corp.  290                                           --
    o ICOS Corp. 2,700                                                       126
    o ICT Group, Inc. 500                                                      7
    o Identix, Inc. 1,600                                                      9
    o IDT Corp. 1,700                                                         32
    o IDX Systems Corp. 1,500                                                 39
    o iGate Corp. 1,300                                                        7
      IMS Health, Inc. 16,300                                                384
    o InFocus Corp. 1,600                                                     11
    o Infonet Services Corp., Class B   11,200                                27
    o Informatica Corp. 6,700                                                 73
    o Information Resources, Inc.  2,500                                     12
    o Inforte Corp. 3,700                                                     35
    o Infospace, Inc. 3,872                                                  101
    o infoUSA, Inc. 2,300                                                     19
    o Innodata Corp. 2,400                                                     7
    o Interactive Intelligence, Inc.  1,000                                    3
    o Intercept, Inc. 1,500                                                   15
    o Internap Network Services Corp.  4,600                                   5
    o Internet Security Systems    4,600                                      75
    o Interpublic Group of Cos., Inc.   16,644                               248
    o Interwoven, Inc. 3,700                                                  14
    o Intrado, Inc. 1,100                                                     20
    o Intuit, Inc. 14,215                                                    710
    o Invitrogen Corp. 3,629                                                 231
    o Iron Mountain, Inc.   6,525                                            250
    o The IT Group, Inc.  1,900                                              --
    o ITT Educational Services, Inc.  6,000                                  299
      Jack Henry & Associates, Inc.   6,300                                  126
    o Jacobs Engineering Group, Inc.  3,800                                  176
    o JDA Software Group, Inc.  2,000                                         43
      John H. Harland Co.  3,500                                              95
    o Kana Software, Inc.   528                                                2
    o Keane, Inc. 3,960                                                       52
    o Keith Cos., Inc. 3,000                                                  37
      Kelly Services, Inc., Class A  3,200                                    78
    o Kinder Morgan Management LLC  3,102                                    118
    o Korn/Ferry International    1,100                                       10
    o Kroll, Inc. 1,900                                                       44
    o Kronos, Inc. 1,250                                                      75
    o Lamar Advertising Co.  3,200                                            97
    o Learning Tree International, Inc.   1,400                               25
    o Liberate Technologies   5,900                                           20
    o Lightbridge, Inc. 2,200                                                 21
    o LookSmart Ltd. 2,400                                                     4
    o Luminex Corp. 800                                                        7
    o Macrovision Corp.   3,100                                               68
    o Magma Design Automation, Inc.  1,700                                    41
    o Management Network Group, Inc. 2,400                                     7
    o Manhattan Associates, Inc.   1,300                                      36
      Manpower, Inc. 5,200                                                   241
    o Manugistics Group, Inc.  2,300                                          17
    o MAPICS, Inc. 1,000                                                      11
    o Mapinfo Corp. 525                                                        5
    o Marimba, Inc. 2,000                                                     10
    o Matria Healthcare, Inc.  1,200                                          20
    o Matrixone, Inc. 1,700                                                    9
    o MAXIMUS, Inc. 1,700                                                     59
    o Maxygen, Inc. 1,500                                                     14
    o MCSi, Inc. 1,248                                                        --
    o Mechanical Technology, Inc.   1,800                                     12
    o Media Arts Group, Inc.  2,000                                            5
    o Medical Staffing Network Holdings,
      Inc. 1,300                                                              10
    o MemberWorks, Inc.  4,500                                               130


                                                         See financial notes. 89

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Mentor Graphics Corp.  5,700                                            95
    o Mercury Interactive Corp.  3,300                                       153
    o Meta Group, Inc. 1,100                                                   7
    o MetaSolv, Inc. 2,800                                                     6
    o Metricom, Inc. 1,400                                                    --
    o Metro One Telecommunications  4,400                                     12
    o Michael Baker Corp.  500                                                 5
    o MicroStrategy, Inc., Class A  856                                       47
    o Microvision, Inc. 900                                                    6
    o Millenium Cell, Inc.  2,200                                              7
    o Mindspeed Technologies, Inc.  3,598                                     18
    o Moldflow Corp. 300                                                       3
    o Monster Worldwide, Inc. 4,800                                          122
    o MPS Group, Inc. 8,100                                                   77
    o MRO Software, Inc.  3,900                                               49
    o Multi-Color Corp. 500                                                   12
    o Napro Biotheraputics, Inc.  1,200                                        2
    o Nassda Corp. 500                                                         4
      National Instruments Corp.  2,050                                       87
    o National Processing, Inc.   3,200                                       71
      Nautilus Group, Inc.  1,625                                             25
    o Navigant Consulting, Inc.  2,500                                        41
    o NCO Group, Inc. 1,761                                                   42
      NDCHealth Corp. 1,900                                                   50
    o Neoforma, Inc. 1,500                                                    24
    o Neon Systems, Inc.  2,400                                               12
    o NeoRx Corp. 400                                                          2
    o Netcentives, Inc. 2,000                                                 --
    o Netegrity, Inc. 1,500                                                   18
    o NetIQ Corp. 7,704                                                       94
    o Netratings, Inc. 3,000                                                  31
    o Netscout Systems, Inc.  1,800                                           10
    o NetScreen Technologies, Inc.  1,400                                     37
    o Netsolve, Inc. 1,600                                                    13
    o Network Associates, Inc.  11,945                                       166
    o Network Commerce, Inc.  140                                             --
      New England Business Service,
      Inc. 2,300                                                              67
      Newcastle Investment Corp.    2,200                                     51
    o NMS Communications Corp.  1,500                                          6
    o Nuance Communications, Inc.  1,000                                       7
    o NYFIX, Inc. 750                                                          6
      Omnicom Group, Inc.  14,300                                          1,141
    o On Assignment, Inc.  1,700                                               9
    o OneSource Information Services,
      Inc. 3,800                                                              38
    o Onyx Software Corp. 350                                                  2
    o Openwave Systems, Inc.  2,771                                           36
    o Opnet Technologies, Inc.   1,100                                        15
    o Opsware, Inc. 800                                                        7
    o Option Care, Inc. 1,500                                                 15
    o Orbital Sciences Corp.  2,600                                           24
    o Orchid BioSciences, Inc.   1,400                                         2
    o Pac-West Telecomm, Inc.  1,900                                           5
    o Packeteer, Inc. 1,100                                                   19
    o Paradigm Genetics, Inc.  400                                            --
    o Parametric Technology Corp.  9,700                                      30
    o Paxar Corp.   2,300                                                     28
      Paychex, Inc.   27,400                                               1,066
    o PC-Tel, Inc.   1,400                                                    14
    o PDI, Inc.    400                                                         9
    o Pec Solutions, Inc.    1,000                                            15
    o Pegasus Solutions, Inc.    3,900                                        43
    o PeopleSoft, Inc.    18,593                                             386
    o Per-Se Technologies, Inc.  10,000                                      136
    o Peregrine Systems, Inc.    7,015                                         3
    o Perot Systems Corp., Class A    4,600                                   49
    o Phoenix Technologies Ltd.  1,300                                         9
    o Pixar, Inc.  2,600                                                     179
    o PLATO Learning, Inc.   1,433                                            15
    o Polycom, Inc.  6,700                                                   134
    o Pomeroy IT Solutions, Inc.   2,100                                      30
    o Portal Software, Inc.  1,220                                            20
    o Pre-Paid Legal Services, Inc.  1,100                                    30
    o PRG-Schultz International, Inc.  2,500                                  12
    o Priceline.com, Inc. 1,483                                               42
    o Progress Software Corp.   4 ,200                                        93
    o ProQuest Co. 1,700                                                      50
    o ProsoftTraining 900                                                     --
    o Pumatech, Inc. 1,500                                                    10
    o QRS Corp. 1,450                                                         15
    o Quality Systems, Inc. 900                                               43
    o Quest Software, Inc.   5,000                                            75
    o Quintus Corp. 1,500                                                     --
      Quixote Corp. 1,300                                                     31
    o Quovadx, Inc. 2,600                                                     14


90 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o R.H. Donnelley Corp.  2,000                                             86
    o Radiant Systems, Inc. 1,300                                              9
    o RealNetworks, Inc.   6,000                                              40
    o Red Hat, Inc. 7,100                                                    107
    o Redback Networks, Inc.  5,600                                            2
    o Register.com 1,296                                                       6
    o RemedyTemp, Inc., Class A  1,200                                        14
    o Renaissance Learning, Inc. 2,100                                        53
      Republic Services, Inc.    17,700                                      412
    o Resources Connection, Inc.   600                                        15
    o Retek, Inc. 3,843                                                       39
      The Reynolds & Reynolds Co.,
      Class A 5,000                                                          136
    o Right Management Consultants,
      Inc. 4,625                                                              83
    o Robert Half International, Inc.  7,500                                 177
    o Ross Systems, Inc.    1,000                                             19
      Roto-Rooter, Inc. 1,200                                                 42
      RPC, Inc. 900                                                            9
    o RSA Security, Inc. 5,000                                                65
    o Rural Cellular Corp., Class A  1,200                                    12
    o Saba Software, Inc.    500                                               2
    o SafeNet, Inc. 900                                                       30
    o Sagent Technology, Inc.   1,500                                         --
    o Sanchez Computer Associates, Inc. 1,800                                  7
    o Sapient Corp. 3,600                                                     20
    o Seachange International, Inc. 850                                       13
    o Secure Computing Corp.    3,200                                         46
    o Seebeyond Technology Corp.    3,100                                     11
    o Selectica, Inc. 1,900                                                    8
    o Sequenom, Inc. 1,600                                                     5
    o Serena Software, Inc.  2,100                                            36
      The ServiceMaster Co.  20,400                                          234
    o SFBC International, Inc.    1000                                        29
    o Sirius Satellite Radio, Inc.   1,200                                     3
    o Sitel Corp. 2,800                                                        5
   *o Skillsoft PLC 4,971                                                     40
    o Sonic Foundry, Inc. 600                                                  1
    o SONICblue, Inc. 2,600                                                   --
    o SonicWALL, Inc. 4,900                                                   40
    o SourceCorp 1,100                                                        26
      Spartech Corp. 1,700                                                    39
    o Spherion Corp. 1,830                                                    16
    o SportsLine.com, Inc.   2,300                                             3
    o SPSS, Inc. 700                                                          13
      SS&C Technologies, Inc.  7,400                                         163
      The Standard Register Co.  4,100                                        72
      Startek, Inc. 1,400                                                     46
    o Stericycle, Inc. 2,200                                                 102
    o Stratasys, Inc. 900                                                     43
      Strayer Education, Inc.  700                                            69
    o Sungard Data Systems, Inc.   20,900                                    586
    o SupportSoft, Inc.   2,300                                               28
    o Sycamore Networks, Inc.   18,200                                        91
    o Sylvan Learning Systems, Inc.  2,200                                    62
    o Symantec Corp.  14,200                                                 946
    o Symyx Technologies, Inc.  1,300                                         27
    o Synopsys, Inc. 10,684                                                  339
    o Synplicity, Inc. 1,200                                                   8
      Syntel, Inc. 2,500                                                      62
    o Systems & Computer Technology
      Corp. 3,400                                                             50
      Talx Corp. 1,700                                                        37
    o Telecommunication Systems, Inc.,
      Class A 1,300                                                            7
    o TeleTech Holdings, Inc. 5,000                                           33
    o Tetra Tech, Inc.     12,031                                            270
    o Tetra Technologies, Inc.  1,200                                         27
    o TIBCO Software, Inc.   8,500                                            55
    o Tier Technologies, Inc., Class B  500                                    5
    o Transaction Systems Architects, Inc.,
      Class A 5,200                                                          104
    o TransAxis, Inc. 17                                                      --
    o TRC Cos., Inc. 1,350                                                    24
    o Trizetto Group, Inc.  3,400                                             23
    o Tularik, Inc. 2,100                                                     26
    o Tumbleweed Communications
      Corp. 2,000                                                             13
    o Unify Corp. 1,200                                                        1
    o United Online, Inc.   4,100                                            118
    o Universal Access Global Holdings,
      Inc. 145                                                                 1
    o Universal Electronics, Inc.  2,200                                      29
    o UNOVA, Inc. 3,100                                                       67
    o URS Corp. 1,700                                                         37
    o Usinternetworking, Inc.  1,100                                          --
    o VA Software Corp.    1,427                                               7


                                                         See financial notes. 91

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Vastera, Inc. 2,000                                                      7
    o Ventiv Health, Inc.   2,233                                             19
    o VeriSign, Inc. 18,375                                                  292
    o Verisity Ltd. 1,000                                                     12
    o Veritas Software Corp.  30,024                                       1,085
    o Verity, Inc. 1,600                                                      22
    o Verso Technologies, Inc.   1,363                                         5
    o Vertel Corp. 900                                                        --
      Viad Corp. 14,500                                                      362
    o The viaLink Co. 700                                                     --
    o Viewlocity, Inc. 60                                                     --
    o Viewpoint Corp. 2,000                                                    2
    o Vignette Corp. 8,948                                                    22
    o Vixel Corp. 600                                                          6
    o Volt Information Sciences, Inc.   2,100                                 37
    o Wackenhut Corrections Corp.     3,800                                   79
    o Waste Connections, Inc.   1,000                                         35
    o Waste Industries USA, Inc.   1,500                                      14
      Waste Management, Inc.     42,100                                    1,091
    o WatchGuard Technologies, Inc.  1,800                                    10
    o Watson Wyatt & Co. Holdings    4,600                                   111
    o Wave Systems Corp., Class A    1,800                                     5
    o WebEx Communications, Inc.     2,500                                    55
    o WebMD Corp. 19,426                                                     151
    o webMethods, Inc.       1,921                                            17
    o Websense, Inc. 2,500                                                    59
    o Weight Watchers International, Inc.  6,200                             229
    o Westaff, Inc. 2,000                                                      5
    o Wind River Systems, Inc. 3,160                                          21
    o Wireless Facilities, Inc.  1,800                                        31
    o Witness Systems, Inc.   2,100                                           16
    o WorldGate Communications, Inc.   2,000                                   2
    o Wynn Resorts Ltd.      4,000                                            81
    o Xybernaut Corp. 1,400                                                    3
    o Yahoo!, Inc. 44,472                                                  1,943
    o Zamba Corp. 2,000                                                        1
    o Zap.com Corp. 32                                                        --
    o Zix Corp. 900                                                            8
                                                                         -------
                                                                          45,687
      CHEMICALS 1.4%
      --------------------------------------------------------------------------
      A. Schulman, Inc. 2,300                                                 44
      Aceto Corp. 5,250                                                       82
    o AEP Industries, Inc.  400                                                3
      Air Products & Chemicals,
      Inc. 15,200                                                            690
      Airgas, Inc. 5,000                                                      96
      Albemarle Corp.  2,000                                                  54
      Arch Chemicals, Inc.   2,700                                            60
    o Bio-Rad Laboratories, Inc.,
      Class A 1,000                                                           52
      Brady Corp., Class A  700                                               25
      Cabot Corp. 2,700                                                       75
      Calgon Carbon Corp.     2,300                                           15
    o Celgene Corp. 3,000                                                    125
      Crompton Corp.   4,424                                                  24
    o Cytec Industries, Inc.    7,400                                        258
      Dow Chemical Co.  65,266                                             2,460
      E.I. du Pont de Nemours & Co. 72,695                                 2,937
      Eastman Chemical Co.   3,100                                           101
      Ecolab, Inc. 19,000                                                    511
    o Entegris, Inc. 3,000                                                    39
    o Ethyl Corp. 2,000                                                       32
      Ferro Corp. 4,200                                                       86
    o Foamex International, Inc. 2,600                                        12
      Georgia Gulf Corp.       3,300                                          89
      Great Lakes Chemical Corp.  3,600                                       77
      H.B. Fuller Co. 2,000                                                   50
      Hawkins, Inc. 1,900                                                     24
    o Hercules, Inc. 8,500                                                    89
      IMC Global, Inc.    3,500                                               24
      Lubrizol Corp. 3,400                                                   103
      Lyondell Chemical Co.  4,600                                            66
      MacDermid, Inc.     3,800                                              114
    o Matrixx Initiatives, Inc.   1,700                                       24
      Millennium Chemicals, Inc.  2,400                                       24
      Monsanto Co. 18,645                                                    467
      Oil-Dri Corp. of America    400                                          6
      Olin Corp. 1,820                                                        32
    o OM Group, Inc. 900                                                      16
    o Omnova Solutions, Inc.    1,000                                          3
    o Oxigene, Inc. 900                                                        9
      Penford Corp. 1,700                                                     24
    o PolyOne Corp. 3,200                                                     15
      PPG Industries, Inc.      11,600                                       669
      Praxair, Inc. 11,600                                                   807


92 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Rogers Corp. 300                                                        12
      Rohm & Haas Co.    26,753                                            1,051
      Rollins, Inc. 1,950                                                     40
      RPM International, Inc.   7,100                                        103
      Sigma-Aldrich Corp.    6,300                                           330
      Solutia, Inc. 4,100                                                     11
      Stepan Co. 1,200                                                        30
      Tredegar Corp.  2,600                                                   40
    o Trex Co., Inc. 500                                                      18
    o Twinlab Corp. 900                                                       --
    o Uniroyal Technology Corp.  1,100                                        --
      Valspar Corp. 4,200                                                    200
      WD-40 Co. 1,600                                                         52
      Wellman, Inc. 5,400                                                     45
    o Zoltek Cos., Inc.  1,500                                                 7
                                                                         -------
                                                                          12,452
      CONSTRUCTION 0.8%
      --------------------------------------------------------------------------
      American Woodmark Corp.  500                                            24
      Ameron International Corp.  3,400                                      112
      Apogee Enterprises, Inc.    2,000                                       21
    o Armstrong Holdings, Inc.  1,600                                          2
    o Beazer Homes USA, Inc.  851                                             85
      Brookfield Homes Corp.  3,500                                           76
      Building Material Holding Corp.  4,000                                  56
    o Cavco Industries, Inc.  205                                              5
      Centex Construction Products, Inc.  3,200                              172
      Centex Corp. 4,100                                                     400
      Craftmade International, Inc.  2,800                                    67
      D.R. Horton, Inc.  12,302                                              490
    o Dominion Homes, Inc.  500                                               14
    o Dycom Industries, Inc.  2,399                                           52
      ElkCorp 950                                                             24
    o EMCOR Group, Inc.  900                                                  34
      Florida Rock Industries, Inc.  1,550                                    89
      Fluor Corp. 5,600                                                      208
    o Global Power Equipment Group,
      Inc. 1,000                                                               6
      Granite Construction, Inc.  1,850                                       37
    o Hovnanian Enterprises, Inc.,
      Class A 3,100                                                          252
    o Huttig Building Products, Inc.  811                                      2
    o Insituform Technologies, Inc.,
      Class A 1,300                                                           19
    o Integrated Electrical Services,
      Inc. 1,800                                                              13
      KB Home 3,900                                                          267
      Lafarge North America, Inc.  6,200                                     224
      Lennar Corp., Class A  4,745                                           436
      Lennar Corp., Class B  474                                              41
      M/I Schottenstein Homes, Inc.  1,800                                    75
      Martin Marietta Materials, Inc.  4,200                                 172
      Masco Corp. 33,300                                                     916
    o Mastec, Inc. 5,350                                                      69
      MDC Holdings, Inc.  1,331                                               90
    o NCI Building Systems, Inc.  2,900                                       63
    o NVR, Inc. 500                                                          245
    o Palm Harbor Homes, Inc.  2,700                                          50
    o Performance Technologies, Inc.  1,600                                   17
      Pulte Homes, Inc.  4,436                                               384
    o Quanta Services, Inc.  2,400                                            20
      The Ryland Group, Inc. 3,400                                           302
    o SBA Communications Corp.  1,300                                          5
      The Sherwin-Williams Co.  10,500                                       352
    o Simpson Manufacturing Co., Inc.  1,600                                  72
    o Socket Communications, Inc.  800                                         2
      Standard-Pacific Corp.  2,400                                          115
      The Stanley Works  6,600                                               220
    o Stone & Webster, Inc.  700                                              --
    o Surebeam Corp., Class A  2,711                                           1
      Texas Industries, Inc.  1,000                                           27
    o Toll Brothers, Inc. 5,600                                              206
      United Mobile Homes, Inc.  1,600                                        26
    o USG Corp. 3,900                                                         65
      Vulcan Materials Co. 6,900                                             306
      Walter Industries, Inc.  1,900                                          23
    o WCI Communities, Inc.  1,300                                            28
    o WESCO International, Inc. 2,300                                         16
    o West Corp. 4,500                                                       109
    o Westell Technologies, Inc.,
      Class A 2,560                                                           21
    o Yankee Candle Co., Inc.  3,700                                         103
                                                                         -------
                                                                           7,328
      CONSUMER DURABLES   0.4%
      --------------------------------------------------------------------------
    o Applica, Inc. 3,100                                                     23
      Black & Decker Corp.   7,100                                           339


                                                         See financial notes. 93

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS continued


                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Champion Enterprises, Inc.  2,200                                       16
    o Chromcraft Revington, Inc.  1,300                                       16
      Compx International, Inc.   800                                          5
      Ethan Allen Interiors, Inc. 1,700                                       63
      Flexsteel Industries, Inc.  600                                         12
      Furniture Brands International,
      Inc. 2,200                                                              53
    o Gemstar -TV Guide International,
      Inc. 18,160                                                             85
    o Genlyte Group, Inc.  1,600                                              75
    o Griffon Corp. 2,200                                                     43
      Haverty Furniture Cos., Inc.  1,700                                     35
    o Helen of Troy Ltd.  2,000                                               45
      Hillenbrand Industries, Inc.  3,300                                    196
    o Interface, Inc., Class A     3,300                                      18
      Isco, Inc. 200                                                           2
      Kimball International, Inc.,
      Class B 3,600                                                           56
      La-Z-Boy, Inc. 5,800                                                   117
      Leggett & Platt, Inc.   13,700                                         286
      Maytag Corp. 4,600                                                     117
    o MITY Enterprises, Inc.  600                                              9
    o Mohawk Industries, Inc.   4,819                                        357
      National Presto Industries, Inc.   400                                  14
      Newell Rubbermaid, Inc.    18,900                                      431
    o Recoton Corp. 500                                                       --
    o Restoration Hardware, Inc.   1,700                                      14
    o Salton, Inc. 1,100                                                      12
      Skyline Corp. 100                                                        3
    o SLI, Inc. 1,600                                                         --
      Stanley Furniture Co., Inc.   2,600                                     80
      Sturm Ruger & Co., Inc.   1,100                                         12
      Thomas Industries, Inc.   700                                           21
      Toro Co. 800                                                            40
    o United Rentals, Inc.  5,900                                            103
      Virco Manufacturing Corp. 1,170                                          7
    o Water Pik Technologies, Inc.  195                                        2
      Whirlpool Corp. 7,500                                                  529
                                                                         -------
                                                                           3,236
      CONTAINERS 0.2%
      --------------------------------------------------------------------------
      Ball Corp. 2,800                                                       157
      Bemis Co. 3,200                                                        148
    o Crown Holdings, Inc.  3,600                                             28
      Greif, Inc., Class A 3,700                                             120
    o Mobile Mini, Inc. 600                                                   13
    o Mod-Pac Corp. 500                                                        4
    o Mod-Pac Corp., Class B   125                                             1
    o Owens-Illinois, Inc.  16,200                                           199
    o Packaging Dynamics Corp.   260                                           3
    o Pactiv Corp. 12,400                                                    273
    o Sealed Air Corp. 8,500                                                 453
    o Silgan Holdings, Inc.  2,900                                            93
      Sonoco Products Co.    4,100                                            87
                                                                         -------
                                                                           1,579
      ELECTRONICS 6.3%
      --------------------------------------------------------------------------
    o ACT Manufacturing, Inc.    900                                          --
    o ACT Teleconferencing, Inc.  1,100                                        1
    o Actel Corp. 1,100                                                       30
      Acuity Brands, Inc.   17,200                                           370
    o Acxiom Corp. 25,700                                                    409
    o Adaptive Broadband Corp.  1,000                                         --
    o ADC Telecommunications, Inc.  28,220                                    72
    o ADE Corp. 600                                                           15
    o Adelphia Business Solutions, Inc.  4,638                                --
    o Adelphia Communications,
      Class A 6,301                                                            2
    o Advanced Fibre Communications,
      Inc. 3,500                                                              84
    o Advanced Micro Devices, Inc.  14,500                                   220
    o Advanced Power Technology, Inc.  1,500                                  11
    o Agere Systems, Inc., Class A    50,116                                 174
    o Agilent Technologies, Inc.  34,317                                     855
      Agilysys, Inc. 1,600                                                    16
    o Airnet Communications Corp.  1,300                                       1
    o Alliance Fiber Optic Products, Inc.   2,100                              5
    o Alliance Semiconductor Corp.  1,200                                      9
    o Alliant Techsystems, Inc.  2,437                                       126
    o Altera Corp. 27,900                                                    564
    o American Physicians Capital, Inc.  2,500                                66
      American Power Conversion
      Corp. 14,100                                                           285
    o American Science & Engineering,
      Inc. 500                                                                 7
    o American Technical Ceramics Corp.  500                                   4
    o AMIS Holdings, Inc.     2,500                                           50
    o Amkor Technology, Inc.  11,900                                         224


94 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Amphenol Corp., Class A     2,900                                      170
    o Anadigics, Inc. 1,150                                                    6
    o Analog Devices, Inc.   25,200                                        1,117
    o Anaren, Inc. 800                                                        11
    o Andrew Corp. 10,925                                                    143
    o Anixter International, Inc.   3,300                                     79
    o Applied Materials, Inc.     119,998                                  2,804
    o Applied Micro Circuits Corp.   12,238                                   71
    o Arris Group, Inc. 2,600                                                 16
    o Arrow Electronics, Inc.    12,000                                      256
    o Artisan Components, Inc.    1,100                                       23
    o Aspect Communications Corp.   4,200                                     57
    o Astronics Corp. 1,000                                                    6
    o Astronics Corp., Class B    250                                          1
    o Asyst Technologies, Inc.    1,700                                       32
    o Atmel Corp. 17,900                                                     101
    o ATMI, Inc. 1,400                                                        32
    o Audiovox Corp., Class A    1,600                                        19
    o Avanex Corp. 2,100                                                      11
    o Avid Technology, Inc.  1,100                                            57
    o Avnet, Inc. 8,288                                                      161
      AVX Corp. 7,500                                                        110
    o Aware, Inc. 1,100                                                        4
    o Axcelis Technologies, Inc.    7,044                                     75
    o AXT, Inc. 800                                                            2
      Badger Meter, Inc.     1,000                                            36
      BEI Technologies, Inc.   1,200                                          22
      Bel Fuse, Inc., Class A    1,200                                        31
      Belden, Inc. 800                                                        15
    o Bell Microproducts, Inc.  1,000                                          8
    o Benchmark Electronics, Inc.   6,700                                    326
      Boston Acoustics, Inc.   1,300                                          15
    o Broadcom Corp., Class A     12,700                                     406
    o Brooks Automation, Inc.     1,364                                       34
    o Bruker BioSciences Corp.    2,100                                       11
      C&D Technologies, Inc.    2,000                                         40
    o C-COR.net Corp. 1,600                                                   16
    o Cable Design Technologies Corp.   1,700                                 16
    o Cabot Microelectronics Corp. 660                                        38
    o Cadence Design Systems, Inc.   11,600                                  179
    o California Amplifier, Inc.     1,000                                    10
    o Caliper Technologies Corp.   700                                         4
    o Captaris, Inc. 2,200                                                    13
    o CCC Information Services
      Group, Inc. 13,100                                                     220
    o Celera Genomics Group - Applera
      Corp. 5,600                                                             75
      Chase Corp. 100                                                          1
    o Checkpoint Systems, Inc.   4,600                                        87
    o ChipPAC, Inc., Class A     6,600                                        55
    o Chronimed, Inc. 600                                                      5
    o CIENA Corp. 17,294                                                     111
    o Cirrus Logic, Inc. 3,800                                                31
    o ClearOne Communications, Inc.   1,000                                    2
    o CMGI, Inc. 14,086                                                       27
    o Coherent, Inc. 1,800                                                    41
      Cohu, Inc. 1,100                                                        22
    o CommScope, Inc. 4,900                                                   76
    o Computer Network Technology
      Corp. 1,100                                                             11
    o Comtech Telecommunications  1,450                                       43
    o Conexant Systems, Inc.      10,796                                      63
    o Corvis Corp. 13,000                                                     19
    o Cox Radio, Inc., Class A    4,600                                      102
    o Credence Systems Corp.   1,700                                          28
    o Cree, Inc. 2,900                                                        52
      CTS Corp. 800                                                            9
      Cubic Corp. 1,200                                                       34
    o Cyberonics 3,700                                                       101
    o Cymer, Inc. 1,700                                                       78
    o Cypress Semiconductor Corp.   8,500                                    182
    o Daktronics, Inc. 5,600                                                  87
    o DDI Corp. 1,600                                                         --
    o Diodes, Inc. 1,900                                                      45
    o Dionex Corp. 1,200                                                      51
    o DSP Group, Inc. 3,300                                                   79
    o Ducommun, Inc. 4,300                                                    80
    o Dupont Photomasks, Inc.   1,900                                         44
    o Dynamics Research Corp.   1,200                                         20
    o Electro Rent Corp. 2,600                                                38
    o Electro Scientific Industries, Inc.  1,300                              32
    o Electroglas, Inc. 900                                                    3
    o Electronics for Imaging   3,400                                         92
    o Emcore Corp. 1,500                                                       7
    o EMS Technologies, Inc.    1,000                                         18

                                                         See financial notes. 95

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Emulex Corp. 5,900                                                     167
    o Energizer Holdings, Inc. 6,333                                         233
    o Energy Conversion Devices, Inc.  600                                     7
    o Entrada Networks, Inc. 75                                               --
    o ESS Technology, Inc. 3,100                                              43
    o Exar Corp. 1,800                                                        29
    o Excel Technology, Inc.  600                                             17
    o Fairchild Semiconductor International,
      Inc., Class A 4,100                                                     93
    o FEI Co. 1,500                                                           36
    o First Virtual Communications, Inc.  240                                 --
    o Flir Systems, Inc.  2,400                                               75
    o FormFactor, Inc.  2,500                                                 62
      Frequency Electronics, Inc.  500                                         5
    o FSI International, Inc.  1,300                                           8
    o FuelCell Energy, Inc.  1,200                                            18
    o General Cable Corp.  2,200                                              21
    o Genus, Inc. 500                                                          3
    o Gerber Scientific, Inc.  1,900                                          15
    o Getty Images, Inc.  4,600                                              206
    o Glenayre Technologies, Inc.  2,300                                       7
    o GlobespanVirata, Inc.  8,556                                            53
    o GTC Biotherapeutics, Inc.  1,800                                         6
      Harman International Industries,
      Inc. 3,400                                                             436
    o Harmonic, Inc. 6,342                                                    49
      Harris Corp. 4,000                                                     149
    o Harvard Bioscience, Inc. 500                                             4
    o Hearst-Argyle Television, Inc.  3,700                                   90
    o Herley Industries, Inc.  500                                             9
    o HI/FN, Inc. 800                                                          8
    o Hollywood Entertainment Corp.   4,300                                   65
    o Hutchinson Technology, Inc.  17,100                                    573
    o Illumina, Inc. 1,500                                                     9
    o Integrated Circuit Systems,
      Inc. 5,400                                                             181
    o Integrated Silicon Solutions,
      Inc. 900                                                                13
  (7) Intel Corp. 472,532                                                 15,617
    o Intelli-Check, Inc.  500                                                 4
    o Interactive Data Corp.  20,700                                         356
    o Intermagnetics General Corp.   1,371                                    32
    o International Rectifier Corp.  4,100                                   196
      Intersil Corp., Class A   9,864                                        254
    o Itron, Inc. 1,500                                                       31
      ITT Industries, Inc. 6,200                                             422
    o Ixia 5,200                                                              62
    o IXYS Corp. 900                                                           9
    o Jabil Circuit, Inc. 13,400                                             373
    o JDS Uniphase Corp.  54,424                                             193
      Keithley Instruments, Inc.  700                                         11
    o Kemet Corp. 3,700                                                       49
    o KLA-Tencor Corp. 12,500                                                717
    o Kopin Corp. 2,500                                                       18
    o Kulicke & Soffa Industries, Inc.   1,900                                28
    o Lam Research Corp.  9,100                                              262
    o Lattice Semiconductor Corp.  4,600                                      36
    o LeCroy Corp. 900                                                        15
    o Lightpath Technologies, Inc.,
      Class A 75                                                              --
      Linear Technology Corp.   25,000                                     1,065
    o Littelfuse, Inc. 4,500                                                 120
    o Logicvision, Inc. 1,000                                                  4
    o Loral Space & Communications   1,390                                    --
    o LSI Logic Corp. 27,464                                                 254
    o Lucent Technologies, Inc.  286,923                                     918
    o Macromedia, Inc. 4,500                                                  86
    o Manufacturers Services Ltd.  2,500                                      15
    o Mattson Technology, Inc.  4,100                                         58
      Maxim Integrated Products, Inc.  22,453                              1,116
    o Maxwell Technologies, Inc.   1,000                                       8
    o Measurement Specialties, Inc.   700                                      9
    o MEMC Electronic Materials, Inc.   11,800                               132
    o Mercury Computer Systems, Inc.   3,600                                  77
    o Mestek, Inc. 700                                                        13
    o Metawave Communications Corp.    1,900                                  --
      Methode Electronics, Class A     3,600                                  43
    o Micron Technology, Inc.  25,500                                        366
    o Microsemi Corp. 3,500                                                   72
    o Microtune, Inc. 2,200                                                    5
    o MKS Instruments, Inc.  1,700                                            44
      Mocon, Inc. 600                                                          5
      Molex, Inc. 16,125                                                     506
    o Monolithic System Technology, Inc.  1,200                               10
      Motorola, Inc. 169,155                                               2,289


 96  See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o MRV Communications, Inc.   4,307                                        13
      MTS Systems Corp.     4,500                                             79
    o Mykrolis Corp. 3,021                                                    45
    o Nanogen, Inc. 1,500                                                      5
    o Nanometrics, Inc. 300                                                    4
    o National Semiconductor Corp.  12,100                                   492
    o Netopia, Inc. 2,100                                                     21
    o New Focus, Inc. 2,800                                                   15
    o Newport Corp. 4,200                                                     66
    o Novellus Systems, Inc.  6,671                                          275
    o Novoste Corp. 1,600                                                      8
    o Nvidia Corp. 7,000                                                     124
    o Omnivision Technologies, Inc.  1,400                                    80
    o Oplink Communications, Inc.  4,600                                      11
    o Optical Communication Products,
      Inc. 500                                                                 1
    o OSI Systems, Inc.  1,200                                                22
    o P-Com Inc. 520                                                          --
      Park Electrochemical Corp.  1,100                                       27
    o Parkervision, Inc. 400                                                   4
    o ParthusCeva, Inc. 433                                                    3
    o Paxson Communications Corp.  1,900                                      10
    o Pemstar, Inc. 1,600                                                      6
    o Pericom Semiconductor Corp.  1,400                                      16
      PerkinElmer, Inc. 8,977                                                162
    o Photon Dynamics, Inc.  900                                              34
    o Pinnacle Systems, Inc.  1,800                                           13
    o Pixelworks, Inc. 1,600                                                  19
    o Planar Systems, Inc.  3,700                                             86
    o Plantronics, Inc. 4,000                                                111
    o Plexus Corp. 1,700                                                      29
    o PLX Technology, Inc.  1,300                                             11
    o Powell Industries, Inc.  1,000                                          19
    o Power Integrations, Inc.  1,400                                         49
    o Power-One, Inc. 6,000                                                   54
    o Powerwave Technologies, Inc.  3,200                                     21
    o Proxim Corp., Class A  5,412                                             8
    o QLogic Corp. 7,022                                                     394
      Qualcomm, Inc. 56,300                                                2,674
    o Quantum Corp. 5,500                                                     17
    o QuickLogic Corp. 900                                                     5
    o Radisys Corp. 3,700                                                     72
    o Rambus, Inc. 5,700                                                      41
      Raven Industries, Inc.  1,400                                           37
    o Rayovac Corp. 2,800                                                     46
    o Remec, Inc. 2,500                                                       28
    o Rex Stores Corp.  1,875                                                 30
    o RF Micro Devices, Inc.   7,200                                          84
      Richardson Electronics Ltd.   1,300                                     13
    o Robotic Vision Systems, Inc.   1,000                                     1
    o Rofin-Sinar Technologies, Inc.   1,900                                  45
    o Rudolph Technologies, Inc.      500                                     13
    o Sanmina-SCI Corp.  35,816                                              378
    o SBS Technologies, Inc.  1,700                                           23
    o ScanSoft, Inc. 1,204                                                   7
      Scientific-Atlanta, Inc.  11,900                                       352
    o SCM Microsystems, Inc.  1,200                                           10
    o Seagate Technology  6,000                                              138
    o Semitool, Inc. 1,800                                                    16
    o Semtech Corp. 3,200                                                     71
    o Silicon Image, Inc.  2,000                                              14
    o Silicon Laboratories, Inc.   2,500                                     135
    o Silicon Storage Technology, Inc.  3,500                                 39
    o Siliconix, Inc. 8,100                                                  411
    o Sipex Corp. 1,600                                                       14
    o Sirenza Microdevices, Inc.    1,300                                      6
    o Skyworks Solutions, Inc.  5,689                                         49
    o Solectron Corp.   36,820                                               204
    o Somera Communications, Inc.  1,900                                       3
    o Spectralink Corp.   1,000                                               18
    o Spherix, Inc. 500                                                        3
    o Standard Microsystems Corp.  1,100                                      33
    o Stratex Networks, Inc.  2,800                                            9
    o Superconductor Technologies, Inc. 1,600                                  8
    o Superior Telecom, Inc.   1,124                                          --
    o Supertex, Inc.  1,400                                                   26
      Symbol Technologies, Inc.  16,437                                      205
    o Symmetricom, Inc.  8,450                                                61
    o Synaptics, Inc.  1,000                                                  13
    o T/R Systems, Inc.  1,500                                                 2
    o Taser International, Inc.  1,000                                        63
    o Technitrol, Inc. 4,000                                                  87
    o Tekelec 8,700                                                          140
      Tektronix, Inc. 5,300                                                  136

                                                         See financial notes. 97

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Tellabs, Inc. 28,300                                                   213
    o Tellium, Inc. 4,000                                                      6
    o Teradyne, Inc. 13,059                                                  298
    o Terayon Communication Systems
      Corp. 2,800                                                             19
    o Tessco Technologies, Inc.    900                                        12
      Texas Instruments, Inc.  127,397                                     3,684
    o Therma-Wave, Inc.  1,000                                                 5
    o Thermo Electron Corp.  26,550                                          584
    o Thomas & Betts Corp.  7,300                                            130
    o THQ, Inc. 1,950  35
    o Three-Five Systems, Inc.  1,099                                          5
    o Tollgrade Communications, Inc.   1,100                                  17
    o Transmeta Corp.  4,500                                                  18
    o Transwitch Corp.  3,100                                                 10
    o Tripath Technology, Inc.   1,800                                         9
    o Triquint Semiconductor, Inc.  5,310                                     38
    o Troy Group, Inc. 2,000                                                   5
    o TTM Technologies, Inc.   4,400                                          71
    o Tweeter Home Entertainment Group,
      Inc. 1,100                                                               9
      United Industrial Corp.   1,200                                         21
      Unitil Corp. 600                                                        15
    o Valence Technology, Inc.  1,400                                          5
    o Varian Semiconductor Equipment
      Associates, Inc. 1,500                                                  73
    o Varian, Inc. 5,800                                                     208
    o Viasat, Inc. 1,000                                                      20
    o Vicor Corp. 1,700                                                       17
    o Virage Logic Corp.   1,400                                              14
    o Vishay Intertechnology, Inc.  11,781                                   221
    o Vitesse Semiconductor Corp.   6,986                                     49
    o Waters Corp. 8,700                                                     273
    o Western Digital Corp.  13,200                                          178
    o Western Wireless Corp., Class A   5,200                                101
    o Wilson Greatbatch Technologies,
      Inc. 1,100                                                              41
    o WJ Communications, Inc.  2,300                                          14
    o Xicor, Inc. 1,000                                                       11
    o Xilinx, Inc. 24,600                                                    780
    o YDI Wireless, Inc. 100                                                  --
    o Zebra Technologies Corp.,
      Class A 4,250                                                          242
    o Zoran Corp. 1,761                                                       29
                                                                         -------
                                                                          56,542
      ENERGY: RAW MATERIALS 1.5%
      --------------------------------------------------------------------------
      Alliance Resource Partners L.P.   1,700                                 50
      Anadarko Petroleum Corp.   17,030                                      743
      Apache Corp. 10,936                                                    762
      APCO Argentina, Inc.  200                                                5
      Arch Coal, Inc. 3,500                                                   86
    o Atwood Oceanics, Inc.   1,200                                           31
      Baker Hughes, Inc.   23,300                                            658
      Berry Petroleum Co., Class A 2,000                                      36
    o BJ Services Co. 11,800                                                 387
      Buckeye Partners L.P.     3,400                                        147
      Burlington Resources, Inc.   14,000                                    681
      Cabot Oil & Gas Corp.   14,400                                         368
      CARBO Ceramics, Inc.    500                                             21
    o Cimarex Energy Co.     3,122                                            64
    o Cooper Cameron Corp.   3,300                                           141
    o CREDO Petroleum Corp.    1,200                                          21
    o Denbury Resources, Inc.    4,900                                        62
      Devon Energy Corp.      15,680                                         761
      ENSCO International, Inc.   5,700                                      150
      Enterprise Products Partners
      L.P. 17,000                                                            368
      EOG Resources, Inc.   11,400                                           480
    o Evergreen Resources, Inc.   1,600                                       44
    o FMC Technologies, Inc.  4,591                                           92
    o Forest Oil Corp. 4,450                                                 104
    o Friede Goldman Halter, Inc.  1,855                                      --
    o Grant Prideco, Inc. 3,600                                               41
    o Grey Wolf, Inc. 5,800                                                   19
      Halliburton Co. 31,200                                                 745
    o Hanover Compressor Co.   5,600                                          59
      Helmerich & Payne, Inc.  2,300                                          61
    o Hydril Co. 2,500                                                        59
      Inergy L.P. 1,000                                                       45
    o Joy Global, Inc. 8,600                                                 164
    o Key Energy Services, Inc.  4,800                                        42
      Kinder Morgan Energy Partners L.P.  1,502                               64


98 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Kirby Corp. 1,300                                                       38
      Lufkin Industries, Inc. 500                                             12
      Massey Energy Co. 6,000                                                 83
      Natural Resource Partners L.P.   2,000                                  66
      NL Industries, Inc. 2,800                                               49
    o Noble Corp. 10,100                                                     347
      Noble Energy, Inc. 3,500                                               139
      Occidental Petroleum Corp.  28,100                                     991
    o Offshore Logistics, Inc.  1,100                                         24
    o Oil States International, Inc.  3,600                                   44
    o Parker Drilling Co. 2,800                                                6
      Peabody Energy Corp. 3,800                                             127
      Penn Virginia Resource
      Partners L.P. 1,000                                                     33
      Plains All American
      Pipeline L.P. 4,600                                                    138
    o Plains Resources, Inc. 4,000                                            53
    o Range Resources Corp.   2,400                                           18
    o Reliant Resources, Inc. 20,125                                         100
    o Rowan Cos., Inc. 3,400                                                  81
      Schlumberger Ltd. 42,500                                             1,996
    o Seacor Smit, Inc. 1,250                                                 48
    o Smith International, Inc. 7,400                                        276
      TC Pipelines L.P. 400                                                   13
      Tidewater, Inc. 2,700                                                   74
    o Tom Brown, Inc. 3,200                                                   86
    o Unit Corp. 2,400                                                        47
      USEC, Inc. 3,000                                                        22
      Valero Energy Corp. 8,649                                              369
    o W-H Energy Services, Inc.  900                                          14
    o Weatherford International Ltd.  4,800                                  167
      Western Gas Resources, Inc.    2,000                                    85
    o Westmoreland Coal Co.  3,500                                            52
      World Fuel Services Corp.  500                                          14
    o Xanser Corp. 1,400                                                       3
                                                                         -------
                                                                          13,176
      FOOD & AGRICULTURE 3.3%
      --------------------------------------------------------------------------
    o 7-Eleven, Inc. 5,000                                                    80
    o American Italian Pasta Co., Class A 1,000                               38
      The Andersons, Inc. 1,500                                               24
      Archer-Daniels-Midland Co.  45,958                                     660
    o Aurora Foods, Inc. 2,500                                                --
      Bridgford Foods Corp.  300                                               2
      Bunge Ltd. 6,800                                                       184
      Campbell Soup Co.  24,500                                              635
    o Chiquita Brands International,
      Inc. 10,000                                                            185
      Coca-Cola Bottling Co.
      Consolidated 400                                                        20
      The Coca-Cola Co.  178,100                                           8,264
      Coca-Cola Enterprises, Inc.  27,200                                    548
      ConAgra Foods, Inc.  38,293                                            913
      Consolidated-Tomoka Land Co.   900                                      27
      Corn Products International, Inc.  7,800                               264
    o Dean Foods Co. 8,613                                                   261
    o Del Monte Foods Co.   8,931                                             85
      Delta & Pine Land Co.   2,000                                           46
      Dreyer's Grand Ice Cream
      Holdings, Inc. 2,300                                                   178
    o Eden Bioscience Corp.  1,000                                             2
    o Embrex, Inc. 1,300                                                      13
      Fleming Cos., Inc. 3,400                                                --
      Flowers Foods, Inc.   19,515                                           463
      Fresh Brands, Inc. 1,800                                                23
      Fresh Del Monte Produce, Inc.  4,200                                   105
      General Mills, Inc. 25,800                                           1,157
    o Green Mountain Coffee
      Roasters, Inc. 900                                                      19
    o Griffen Land & Nurseries, Inc.   300                                     4
      H.J. Heinz Co. 21,900                                                  774
    o Hain Celestial Group, Inc.    1,406                                     30
      Hershey Foods Corp.   8,200                                            632
      Hormel Foods Corp.   6,500                                             160
      Ingles Markets, Inc., Class A    300                                     3
      Interstate Bakeries 3,200                                               47
    o J & J Snack Foods Corp.   3,200                                        114
      The J.M. Smuckers Co.    2,438                                         107
    o John B. Sanfilippo & Son   5,000                                       172
      Kellogg Co. 28,900                                                     957
      Kraft Foods, Inc., Class A   14,500                                    422
      Lance, Inc. 1,900                                                       25
    o Lesco, Inc. 500                                                          6
      Lindsay Manufacturing Co.  800                                          19
      Marsh Supermarkets, Inc., Class B   1,000                               11
    o Maui Land & Pineapple Co., Inc.  800                                    22


                                                         See financial notes. 99

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      McCormick & Co., Inc.       5,800                                      172
      MGP Ingredients, Inc.       1,700                                       16
    o Monterey Pasta Co. 700                                                   3
      Nash Finch Co. 1,700                                                    27
    o Neogen Corp. 500                                                        10
    o The Pantry, Inc. 400                                                     7
    o Peet's Coffee & Tea, Inc.   1,800                                       30
      The Pepsi Bottling Group, Inc. 18,200                                  406
      PepsiAmericas, Inc.    13,200                                          198
      PepsiCo, Inc. 124,800                                                5,968
    o Performance Food Group Co. 1,900                                        71
      Pilgrim's Pride Corp., Class B 1,400                                    18
    o Ralcorp Holdings, Inc.  6,700                                          184
      Rocky Mountain Chocolate
      Factory, Inc. 1,000                                                     11
      Sanderson Farms, Inc.  3,500                                           123
      Sara Lee Corp. 54,378                                                1,084
    o The Scotts Co., Class A   2,800                                        162
      Seaboard Corp. 200                                                      51
      Sensient Technologies Corp.  2,300                                      44
    o Smart & Final, Inc. 2,700                                               19
    o Smithfield Foods, Inc.   6,300                                         134
    o Spartan Stores, Inc. 500                                                 2
      Standard Commercial Corp.  1,100                                        21
      Supervalu, Inc. 18,087                                                 456
      Sysco Corp. 47,036                                                   1,583
      Tasty Baking Co. 500                                                     4
    o Tejon Ranch Co. 674                                                     27
      Tootsie Roll Industries, Inc.  2,190                                    72
      Tyson Foods, Inc., Class A  15,240                                     217
    o United Natural Foods, Inc.  1,300                                       50
    o VistaCare, Inc., Class A    1,000                                       35
    o Wild Oats Markets, Inc.     3,800                                       39
      Wm. Wrigley Jr. Co.         11,600                                     654
    o Zapata Corp. 1,000                                                      54
                                                                         -------
                                                                          29,653
      GOLD 0.2%
      --------------------------------------------------------------------------
      Barrick Gold Corp.         5,565                                       109
    o Glamis Gold Ltd. 8,600                                                 120
    o Golden Cycle Gold Corp.     600                                          6
    o Meridian Gold, Inc.        6,600                                        84
      Newmont Mining Corp.    29,051                                       1,272
      Royal Gold, Inc. 3,100                                                  64
                                                                         -------
                                                                           1,655
      HEALTHCARE / DRUGS & MEDICINE    12.4%
      --------------------------------------------------------------------------
    o 1-800 Contacts, Inc.    500                                             11
    o aaiPharma, Inc. 1,800                                                   33
      Abbott Laboratories     112,505                                      4,795
    o Abgenix, Inc. 3,600                                                     44
    o Abiomed, Inc. 800                                                        7
    o Accredo Health, Inc.    2,841                                           91
    o Aclara BioSciences, Inc. 2,400                                           8
    o Advanced Medical Optics, Inc.    2,400                                  48
    o Advanced Neuromodulation
      Systems, Inc. 1,050                                                     43
    o AdvancePCS Corp.        6,300                                          324
    o AeroGen, Inc. 3,200                                                      2
    o Alaris Medical Systems, Inc.   5,000                                    78
    o Albany Molecular Research, Inc. 1,600                                   24
    o Align Technology, Inc.  8,700                                          134
    o Alkermes, Inc. 3,100                                                    40
      Allergan, Inc. 9,400                                                   711
    o Alliance Imaging, Inc.  1,800                                            8
    o Alliance Pharmaceutical Corp.  220                                      --
    o Allscripts Healthcare
      Solutions, Inc. 1,900                                                   10
      Alpharma, Inc., Class A 3,700                                           67
    o America Service Group, Inc.    800                                      21
    o American Healthways, Inc.    1,550                                      64
    o American Medical Systems
      Holdings, Inc. 1,400                                                    28
    o AMERIGROUP Corp.        900                                             38
      AmerisourceBergen Corp.     4,824                                      274
    o Amgen, Inc. 90,368                                                   5,581
    o Amsurg Corp. 700                                                        25
    o Amylin Pharmaceuticals, Inc.  2,300                                     63
    o Andrx Corp. 3,900                                                       78
    o Anthem, Inc. 14,417                                                    987
    o Antigenics, Inc. 1,400                                                  15
    o Aphton Corp. 800                                                         6
    o Apogent Technologies, Inc.   7,100                                     156
      Applied Biosystems Group  -
      Applera Corp. 11,400                                                   263


100 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Apria Healthcare Group, Inc.  10,500                                   305
    o Arqule, Inc. 1,300                                                       7
      Arrow International, Inc.   6,400                                      169
    o Arthrocare Corp. 1,400                                                  31
    o Aspect Medical Systems, Inc.  1,200                                     11
    o Atrix Labs, Inc. 1,400                                                  28
    o AVANIR Pharmaceuticals, Class A   1,900                                  3
    o Avant Immunotherapeutics, Inc. 3,000                                     7
    o Avigen, Inc. 900                                                         6
    o Barr Laboratories, Inc.  3,354                                         258
      Bausch & Lomb, Inc.      3,400                                         164
      Baxter International, Inc.  26,118                                     694
      Beckman Coulter, Inc.    5,100                                         253
      Becton Dickinson & Co.    17,300                                       633
    o Beverly Enterprises, Inc. 3,800                                         23
    o BioCryst Pharmaceuticals, Inc. 1,400                                    11
    o Biogen, Inc. 11,500                                                    465
    o BioMarin Pharmaceuticals, Inc. 1,800                                    13
      Biomet, Inc. 17,625                                                    632
    o Biopure Corp. 1,200                                                      4
    o Bioreliance Corp.  1,200                                                41
    o Biosite, Inc. 1,400                                                     36
    o Biosource International, Inc. 1,500                                     11
    o Bone Care International, Inc. 1,400                                     20
    o Boston Scientific Corp.  30,900                                      2,093
    o Bradley Pharmaceuticals, Inc.  1,700                                    46
      Bristol-Myers Squibb Co. 140,550                                     3,566
      C.R. Bard, Inc. 4,000                                                  320
      Cambrex Corp. 900                                                       21
      Cardinal Health, Inc.  30,660                                        1,819
    o Caremark Rx, Inc.  19,900                                              499
    o Cell Therapeutics, Inc.  1,400                                          15
    o Centene Corp. 500                                                       15
    o Cephalon, Inc. 3,500                                                   164
    o Cerus Corp. 500                                                          2
    o Charles River Laboratories
      International, Inc.  1,900                                              61
    o Chattem, Inc. 1,200                                                     18
    o Chiron Corp. 12,600                                                    688
    o Cholestech Corp.  1,700                                                 12
    o ChromaVision Medical Systems, Inc.    1,100                              1
    o Ciphergen Biosystems, Inc.  1,700                                       19
    o Community Health Systems, Inc.    7,100                                171
    o Conmed Corp. 1,700                                                      35
      Cooper Cos., Inc. 2,200                                                 96
    o Corixa Corp. 1,802                                                      11
    o Corvel Corp. 1,900                                                      69
    o Covance, Inc. 5,800                                                    151
    o Coventry Health Care, Inc.  9,600                                      526
    o CryoLife, Inc. 750                                                       5
    o CTI Molecular Imaging, Inc.  2,000                                      32
    o Cubist Pharmaceuticals, Inc.  1,900                                     22
    o Curis, Inc. 3,140                                                       15
    o CV Therapeutics, Inc.  1,100                                            19
    o Cygnus, Inc. 600                                                        --
    o Cyotgen Corp. 230                                                        3
    o Cytyc Corp. 7,800                                                      101
      D&K Healthcare Resources, Inc.  700                                      9
    o Dade Behring Holdings, Inc.  2,600                                      80
      Datascope Corp. 1,000                                                   33
    o DaVita, Inc. 16,500                                                    579
    o Deltagen, Inc. 2,200                                                    --
    o Dendreon Corp. 1,400                                                    12
      Dentsply International, Inc.    6,550                                  289
      Diagnostic Products Corp.   1,700                                       69
    o Digene Corp. 1,400                                                      49
    o DJ Orthopedics, Inc.  3,000                                             54
    o Durect Corp. 2,000                                                       4
    o Dynacq International, Inc.   3,616                                      61
    o Edwards Lifesciences Corp.   3,900                                     113
      Eli Lilly & Co. 80,200                                               5,343
    o Emisphere Technologies, Inc.  800                                        5
    o Endo Pharmaceutical Holdings,
      Inc. 10,500                                                            172
    o Entremed, Inc. 1,200                                                     6
    o Enzo Biochem, Inc. 1,697                                                31
    o Enzon Pharmaceuticals, Inc.  1,900                                      21
    o Eon Labs, Inc. 2,400                                                   101
    o Express Scripts, Inc.  6,300                                           346
    o First Health Group Corp.   5,700                                       139
    o First Horizon Pharmaceutical Corp. 900                                   6
    o Forest Laboratories, Inc.  25,000                                    1,250
    o Gen-Probe, Inc. 3,400                                                   91
    o Gene Logic, Inc. 1,300                                                   6

                                                        See financial notes. 101

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Genelabs Technologies, Inc.   800                                        1
    o Genentech, Inc. 15,700                                               1,287
    o Genome Therapeutics Corp. 2,100                                          6
    o Genta, Inc. 2,900                                                       31
    o Genzyme Corp.-General
      Division 15,232                                                        699
    o Geron Corp. 1,000                                                       13
    o Gilead Sciences, Inc. 14,060                                           767
      Guidant Corp. 25,816                                                 1,317
    o Guilford Pharmaceuticals, Inc.   1,200                                   9
    o Haemonetics Corp. 3,700                                                 85
      HCA, Inc. 29,100                                                     1,113
      Health Management Associates,
      Inc., Class A 15,900                                                   352
    o Health Net, Inc. 16,600                                                524
      Healthcare Services Group   2,500                                       41
    o HealthExtras, Inc. 1,900                                                22
    o HealthTronics Surgical Services,
      Inc. 2,500                                                              17
    o Henry Schein, Inc. 2,300                                               143
    o Hologic, Inc. 2,600                                                     35
    o Human Genome Sciences, Inc.    5,100                                    71
    o Humana, Inc. 18,900                                                    384
    o I-Stat Corp. 600                                                         7
      ICN Pharmaceuticals, Inc.  5,400                                       104
    o ICU Medical, Inc. 550                                                   19
    o Idec Pharmaceuticals Corp.  6,900                                      242
    o IDEXX Laboratories, Inc.   2,500                                       118
    o Igen International, Inc. 1,300                                          75
    o Ii-Vi, Inc. 1,900                                                       45
    o ImClone Systems, Inc. 4,435                                            154
    o Immucor, Inc. 750                                                       22
    o Immunogen, Inc. 1,500                                                    7
    o Immunomedics, Inc. 2,400                                                20
    o IMPAC Medical Systems, Inc.  3,000                                      71
    o Impax Laboratories, Inc.    1,600                                       19
    o Inamed Corp. 9,300                                                     803
    o Incyte Corp. 2,600                                                      14
    o Indevus Pharmaceuticals, Inc.  1,800                                    10
    o Inspire Pharmaceuticals, Inc.  1,300                                    24
    o Integra LifeSciences Holdings
      Corp. 1,100                                                             37
    o InterMune, Inc. 1,100                                                   22
    o Intuitive Surgical, Inc. 1,050                                          15
      Invacare Corp. 2,000                                                    82
    o Inveresk Research Group, Inc.  1,700                                    39
    o Isis Pharmaceuticals, Inc.  1,900                                       13
    o IVAX Corp. 8,750                                                       169
 (10) Johnson & Johnson  214,870                                          10,814
    o Kendle International, Inc.   1,700                                      11
    o Kindred Healthcare, Inc. 2,312                                          95
    o King Pharmaceuticals, Inc.    18,516                                   248
    o Kosan Biosciences, Inc.  2,500                                          23
    o KV Pharmaceutical Co., Class A  2,700                                   65
    o Laboratory Corp. of America
      Holdings 10,300                                                        365
      Landauer, Inc. 1,100                                                    43
    o Large Scale Biology Corp.   2,400                                        4
    o Lexicon Genetics, Inc.  1,900                                           11
    o LifePoint Hospitals, Inc.  2,300                                        59
    o Ligand Pharmaceuticals, Inc.,
      Class B 2,300                                                           32
    o Lincare Holdings, Inc.  7,100                                          277
    o Magellan Health Services, Inc.   2,200                                  --
      Manor Care, Inc. 8,000                                                 266
    o Maxim Pharmaceuticals, Inc.  2,400                                      14
      McKesson Corp. 19,900                                                  602
    o Med-Design Corp. 1,200                                                   4
    o Medamicus, Inc. 500                                                      6
    o Medarex, Inc. 3,000                                                     21
    o Medcath Corp. 1,500                                                     16
    o Medco Health Solutions, Inc.  18,638                                   619
    o Medicines Co. 1,700                                                     45
      Medicis Pharmaceutical Corp.,
      Class A 1,700                                                          108
    o Medimmune, Inc. 17,375                                                 463
    o Medis Technologies Ltd.  1,110                                          10
    o MedQuist, Inc. 3,217                                                    54
      Medtronic, Inc. 87,974                                               4,009
      Mentor Corp. 3,000                                                      61
      Merck & Co., Inc. 158,552                                            7,016
    o Merit Medical Systems, Inc.  1,666                                      44
    o MGI Pharma, Inc. 1,900                                                  71
    o Mid Atlantic Medical Services, Inc. 8,300                              485
    o Millennium Pharmaceuticals, Inc. 11,956                                190
    o MIM Corp. 1,500                                                          9

102 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Mine Safety Appliances Co.  900                                        51
    o Molecular Devices Corp.  8,100                                        144
      Mylan Laboratories, Inc.  45,000                                    1,087
    o Myriad Genetics, Inc.  1,400                                           18
    o Nabi Biopharmaceuticals  2,800                                         31
    o National Healthcare Corp.  600                                         12
      Nature's Sunshine Products, Inc.  2,000                                16
    o NBTY, Inc.  16,000                                                    436
    o Nektar Therapeutics  2,200                                             29
    o Neose Technologies, Inc.  500                                           4
    o Neurocrine Biosciences, Inc.  1,400                                    66
    o Neurogen Corp.  800                                                     4
    o Northfield Laboratories, Inc.  1,100                                    7
    o Noven Pharmacuticals, Inc.  5,500                                      56
    o NPS Pharmacuticals, Inc.  1,000                                        26
    o Nuvelo, Inc.  900                                                       3
      Oakley, Inc.  4,200                                                    46
    o Ocular Sciences, Inc.  1,500                                           42
    o Odyssey HealthCare, Inc.  2,250                                        62
      Omnicare, Inc.  7,500                                                 288
    o Onyx Pharmaceuticals, Inc.  1,800                                      44
    o OraSure Technologies, Inc.  1,500                                      13
    o Orthodontic Centers of America, Inc.  2,112                            19
    o OSI Pharmaceuticals, Inc.  1,690                                       47
      Owens & Minor, Inc.  2,000                                             41
    o Oxford Health Plans, Inc.  21,700                                     879
    o Pacificare Health Systems, Inc.  9,400                                559
    o Pain Therapeutics, Inc.  2,600                                         16
    o Parexel International Corp.  2,400                                     40
    o Patterson Dental Co.  5,300                                           339
    o Pediatrix Medical Group, Inc.  3,000                                  160
      Perrigo Co.  4,300                                                     58
  (6) Pfizer, Inc.  555,352                                              17,549
    o Pharmaceutical Product Development, Inc.  2,500                        75
    o Pharmaceutical Resources, Inc.  1,900                                 137
    o Pharmacopeia, Inc.  1,300                                              16
    o Pharmacyclics, Inc.  1,100                                              6
      PolyMedica Corp.  4,400                                               130
    o Pozen, Inc.  1,300                                                     16
    o Praecis Pharmaceuticals, Inc.  1,600                                   11
    o Priority Healthcare Corp., Class B  2,000                              43
    o Protein Design Labs, Inc.  4,100                                       55
    o Province Healthcare Co.  2,325                                         30
    o PSS World Medical, Inc.  2,800                                         26
    o QMed, Inc.  500                                                         4
    o Quest Diagnostics  7,410                                              501
    o Regeneration Technologies, Inc.  1,700                                 20
    o Regeneron Pharmaceuticals, Inc.  1,900                                 26
    o RehabCare Group, Inc.  4,000                                           63
    o Renal Care Group, Inc.  4,700                                         176
    o Resmed, Inc.  2,000                                                    84
    o Respironics, Inc.  1,900                                               79
    o Sangamo Biosciences, Inc.  1,200                                        6
    o Savient Pharmaceuticals, Inc.  2,300                                   14
      Schering-Plough Corp.  80,950                                       1,236
    o Select Medical Corp.  2,500                                            84
    o Sepracor, Inc. 6,600                                                  176
    o Serologicals Corp.  1,200                                              19
    o SICOR, Inc. 7,200                                                     193
    o Sierra Health Services, Inc.  11,700                                  273
    o Sola International, Inc.  2,700                                        46
    o SonoSite, Inc. 1,600                                                   32
    o Specialty Laboratories  700                                             9
    o St. Jude Medical, Inc.  12,300                                        715
    o Steris Corp.  6,100                                                   127
      Stryker Corp.  13,800                                               1,119
    o Sunrise Senior Living, Inc.  4,900                                    142
    o Sunrise Technologies International, Inc.  1,700                        --
    o SuperGen, Inc. 900                                                      9
    o Sybron Dental Specialties, Inc.  4,633                                107
    o Tanox, Inc.  1,900                                                     34
    o Techne Corp.  3,800                                                   132
    o Tenet Healthcare Corp.  30,150                                        416
    o Theragenics Corp.  2,500                                               11
    o Therasense, Inc.  2,300                                                42
    o Third Wave Technologies, Inc.  1,800                                    6
    o Thoratec Corp.  2,636                                                  41
    o Titan Pharmaceuticals, Inc.  800                                        3
    o Transgenomic, Inc.  1,200                                               3
    o Transkaryotic Therapies, Inc.  900                                     12
    o Triad Hospitals, Inc.  6,044                                          186


                                                        See financial notes. 103

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Trimeris, Inc.  500                                                    13
    o TriPath Imaging, Inc.  2,600                                           24
    o Tripos, Inc.  1,000                                                     7
    o United Surgical Partners International, Inc.  1,400                    42
      UnitedHealth Group, Inc.  42,200                                    2,147
    o Universal Health Services, Class B  4,000                             188
    o Urologix, Inc.  1,800                                                   8
    o US Oncology, Inc.  5,200                                               57
    o USANA Health Sciences, Inc.  1,000                                     33
    o Utah Medical Products, Inc.  2,500                                     59
    o Varian Medical Systems, Inc.  4,700                                   301
    o Vaxgen, Inc.  600                                                       6
    o VCA Antech, Inc.  2,700                                                76
    o Ventana Medical Systems, Inc.  1,200                                   50
    o Vertex Pharmaceuticals, Inc.  3,144                                    41
    o Viasys Healthcare, Inc.  1,482                                         27
    o Vical, Inc.  1,600                                                      9
    o Viropharma, Inc.  1,000                                                 3
    o Visx, Inc.  3,100                                                      75
      Vital Signs, Inc.  1,900                                               58
    o Watson Pharmaceuticals, Inc.  7,732                                   304
    o WellPoint Health Networks, Inc.  10,180                               905
      West Pharmaceutical Services, Inc.  3,300                             109
    o Wright Medical Group, Inc.  1,700                                      50
      Wyeth  96,900                                                       4,277
    o XOMA Ltd.  2,400                                                       18
      Young Innovations, Inc.  2,000                                         60
    o Zimmer Holdings, Inc.  13,300                                         849
    o Zymogenetics, Inc.  2,000                                              25
                                                                        -------
                                                                        111,298
      HOUSEHOLD PRODUCTS 1.9%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B  3,300                                    209
      Avon Products, Inc.  17,000                                         1,155
      Church & Dwight Co., Inc.  3,300                                      123
      Clorox Co.  27,000                                                  1,223
      Colgate-Palmolive Co.  35,500                                       1,888
      The Dial Corp.  13,100                                                315
      The Estee Lauder Cos., Inc., Class A  10,300                          385
      The Gillette Co.  70,900                                            2,262
      Inter Parfums, Inc.  675                                                9
      International Flavors & Fragrances, Inc. 4,400                        146
      Nu Skin Enterprises, Inc., Class A  6,500                             103
      Procter & Gamble Co.  93,700                                        9,210
                                                                         ------
                                                                         17,028
      INSURANCE 4.4%
      --------------------------------------------------------------------------
      21st Century Holding Co.  1,000                                        19
      21st Century Insurance Group  7,200                                   101
      Aetna, Inc.  14,800                                                   850
      AFLAC, Inc.  37,600                                                 1,372
      Alfa Corp.  4,800                                                      62
    o Alleghany Corp.  212                                                   43
    o Allmerica Financial Corp.  2,400                                       64
      The Allstate Corp.  50,874                                          2,010
      AMBAC Financial Group, Inc.  7,250                                    513
      American Financial Group, Inc.  5,500                                 122
  (8) American International Group, Inc.  185,222                        11,267
    o American Medical Security Group, Inc.  5,600                          128
      American National Insurance Co.  1,300                                108
      AmerUs Group Co.  1,900                                                72
      AON Corp.  23,000                                                     504
    o Arch Capital Group Ltd.  1,400                                         51
    o Argonaut Group, Inc.  2,400                                            38
      Arthur J. Gallagher & Co.  4,300                                      125
      Baldwin & Lyons, Inc., Class B  750                                    18
      Brown & Brown, Inc.  3,000                                             91
      Chubb Corp.  13,547                                                   905
      CIGNA Corp.  10,300                                                   588
      Cincinnati Financial Corp.  12,200                                    499
    o Clark, Inc.  1,700                                                     26
    o CNA Financial Corp.  15,700                                           339
    o CNA Surety Corp.  2,200                                                24
      Commerce Group, Inc.  1,600                                            64
      Crawford & Co., Class B  1,600                                         11
      Delphi Financial Group, Inc., Class A  3,010                          152
      EMC Insurance Group, Inc.  1,200                                       20
      Erie Indemnity Co., Class A  3,000                                    120
      FBL Financial Group, Inc., Class A  2,090                              55
      Fidelity National Financial, Inc.  14,503                             448
      First American Corp.  4,800                                           137


104 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      First United Corp.  2,200                                              51
    o FPIC Insurance Group, Inc.  400                                         7
      Fremont General Corp.  2,000                                           33
      Great American Financial Resources, Inc.  2,800                        44
      Harleysville Group, Inc.  1,800                                        40
      Hartford Financial Services Group, Inc.  19,400                     1,065
      HCC Insurance Holdings, Inc.  2,100                                    61
      Hilb, Rogal & Hamilton Co.  2,000                                      60
      Hooper Holmes, Inc.  2,100                                             11
      Horace Mann Educators Corp.  1,800                                     24
      Independence Holding Co.  1,500                                        35
      Infinity Property & Casualty Corp.  2,500                              81
      Jefferson-Pilot Corp.  10,100                                         482
      John Hancock Financial Services, Inc.  19,900                         703
      Liberty Corp.  1,000                                                   45
      Lincoln National Corp.  12,600                                        503
      Loews Corp.  12,500                                                   537
    o Markel Corp.  300                                                      76
      Marsh & McLennan Cos., Inc.  43,000                                 1,838
      MBIA, Inc.  9,750                                                     581
      Mercury General Corp.  2,900                                          138
      Metlife, Inc.  55,500                                               1,743
      MGIC Investment Corp.  6,300                                          323
    o MIIX Group, Inc.  2,400                                                 4
      Mony Group, Inc.  1,500                                                48
    o National Medical Health Card Systems, Inc.  800                        12
      Nationwide Financial Services, Inc., Class A  1,300                    44
    o Navigators Group, Inc.  1,500                                          48
      NYMAGIC, Inc.  2,100                                                   50
      Odyssey Re Holdings Corp.  2,900                                       61
    o Ohio Casualty Corp.  3,000                                             46
      Old Republic International Corp.  10,900                              392
    o Penn Treaty American Corp.  600                                         1
      Penn-America Group, Inc.  1,400                                        21
    o Philadelphia Consolidated Holding Co.  1,000                           47
      The Phoenix Cos., Inc.  4,500                                          49
      PMA Capital Corp., Class A  700                                         9
      The PMI Group, Inc.  5,600                                            214
      Presidential Life Corp.  1,000                                         15
      Principal Financial Group, Inc.  22,400                               702
    o ProAssurance Corp.  1,670                                              50
      The Progressive Corp.  23,300                                       1,720
      Protective Life Corp.  5,500                                          179
      Prudential Financial, Inc.  38,500                                  1,488
      Radian Group, Inc.  9,202                                             487
      Reinsurance Group of America, Inc.  2,600                             104
      RLI Corp.  2,800                                                       94
      Safeco Corp.  10,000                                                  367
      Safety Insurance Group, Inc.  1,000                                    16
      SCPIE Holdings, Inc.  700                                               9
      Selective Insurance Group, Inc.  1,200                                 37
    o SNTL Corp. - Litigation Trust Certificates  1,300                      --
      St. Paul Cos., Inc.  16,200                                           618
      Stancorp Financial Group, Inc.  2,500                                 158
      State Auto Financial Corp.  1,300                                      35
      Sterling Financial Corp.  1,000                                        28
    o Stewart Information Services Corp.  3,700                             115
      Torchmark Corp.  10,600                                               465
      Transatlantic Holdings, Inc.  2,650                                   203
      Travelers Property Casualty Corp., Class A  20,549                    335
      Travelers Property Casualty Corp., Class B  36,790                    602
    o Triad Guaranty, Inc.  1,700                                            84
    o UICI  2,500                                                            37
      United Fire & Casualty Co.  500                                        20
      Unitrin, Inc.  3,100                                                  115
      UnumProvident Corp.  13,414                                           220
    o USI Holdings Corp.  4,500                                              57
      W.R. Berkley Corp.  10,200                                            350
    o WellChoice, Inc.  2,500                                                81
      Zenith National Insurance Corp.  1,100                                 34
                                                                         ------
                                                                         39,298
      MEDIA 4.0%
      --------------------------------------------------------------------------
    o Acme Communications, Inc.  1,900                                       16
    o Adolor Corp.  1,700                                                    31
      Advanced Marketing Services, Inc.  900                                 10
    o AMC Entertainment, Inc.  2,900                                         40


                                                        See financial notes. 105

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o American Tower Corp., Class A  14,500                                 168
      Banta Corp.  2,700                                                    103
      Belo Corp., Class A  9,400                                            256
      Blockbuster, Inc., Class A  6,900                                     133
    o Cablevision Systems Corp., NY Group, Class A  16,300                  329
      Cadmus Communications Corp.  1,900                                     23
    o Charter Communications, Inc., Class A  20,300                          87
      Clear Channel Communications, Inc.  44,221                          1,805
    o CNET Networks, Inc.  9,983                                             81
    o Comcast Corp., Class A  68,336                                      2,318
    o Comcast Corp., Special Class A  42,800                              1,396
    o Consolidated Graphics, Inc.  3,900                                    108
    o Cox Communications, Inc., Class A  42,135                           1,436
    o Crown Media Holdings, Inc., Class A  3,500                             31
    o Cumulus Media, Inc., Class A  2,600                                    49
    o Daily Journal Corp.  500                                               14
    o DGSE Cos., Inc.  700                                                    1
      Dow Jones & Co., Inc.  5,000                                          260
      The E.W. Scripps Co., Class A  6,000                                  558
    o EchoStar Communications Corp., Class A  18,300                        701
    o Emmis Communications Corp., Class A  4,300                             95
    o Entercom Communications Corp.  3,000                                  137
    o Entravision Communications Corp., Class A  5,000                       48
    o Fox Entertainment Group, Inc., Class A  25,350                        702
      Gannett Co., Inc.  18,500                                           1,556
    o Gaylord Entertainment Co.  1,800                                       49
    o GC Cos., Inc.  500                                                     --
      Gray Television, Inc.  3,100                                           39
      Gray Television, Inc., Class A  1,000                                  13
      Harte-Hanks, Inc.  8,100                                              161
      Hollinger International, Inc.  7,300                                   98
    o Information Holdings, Inc.  2,200                                      49
    o Insight Communications Co.  2,700                                      26
    o InterActiveCorp  47,117                                             1,730
      John Wiley & Sons, Class A  3,800                                      99
    o Journal Register Co.  3,200                                            64
      Knight-Ridder, Inc.  5,700                                            418
      Lee Enterprises, Inc.  2,500                                          105
    o Lifeline Systems, Inc.  2,300                                          81
    o Lin TV Corp., Class A  3,300                                           74
    o Lynch Interactive Corp.  900                                           23
    o Martha Stewart Living Omnimedia, Class A  1,400                        14
      McClatchy Co., Class A  7,200                                         466
      The McGraw-Hill Cos., Inc.  17,300                                  1,158
      Media General, Inc., Class A  2,000                                   132
    o Mediacom Communications Corp.  7,600                                   53
      Meredith Corp.  6,000                                                 291
    o Merrimac Industries, Inc.  600                                          3
    o Metro-Goldwyn-Mayer, Inc.  13,134                                     210
      New York Times Co., Class A  10,200                                   485
    o PanAmSat Corp.  15,400                                                319
    o Quipp, Inc.  900                                                       11
      R.R. Donnelley & Sons Co.  7,700                                      200
    o Radio One, Inc., Class A  9,500                                       152
    o Radio Unica Communications Corp.  300                                  --
      The Reader's Digest Association, Inc., Class A  7,300                 108
      Regal Entertainment Group, Class A  4,200                              86
    o Saga Communications, Inc., Class A  1,250                              24
    o Salem Communications Corp., Class A  900                               21
    o Scholastic Corp.  2,200                                                68
    o Sinclair Broadcast Group, Inc., Class A  2,300                         27
      Thomas Nelson, Inc.  800                                               13
    o Time Warner, Inc.  329,252                                          5,034
    o Tivo, Inc.  4,500                                                      36
      Tribune Co.  21,900                                                 1,074
    o Univision Communications, Inc. Class A 23,010                         781
    o Valassis Communications, Inc.  5,900                                  153
    o Valuevision Media, Inc., Class A  1,400                                23
      Viacom, Inc., Class B  128,012                                      5,104
      The Walt Disney Co.  146,650                                        3,320
      Washington Post, Class B  600                                         443
    o Westwood One, Inc.  7,200                                             216
    o XM Satellite Radio Holdings, Inc., Class A  10,300                    209
                                                                         ------
                                                                         35,755


106 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      MISCELLANEOUS 0.5%
      --------------------------------------------------------------------------
      3M Co.  56,000                                                      4,417
    o ABX Air, Inc.  6,900                                                   24
    o ANC Rental Corp.  3,037                                                --
    o AT&T Latin America Corp., Class A  2,100                               --
    o Breakaway Solutions, Inc.  1,400                                       --
    o Coinstar, Inc.  5,200                                                  76
      Harbor Global Co. Ltd.  160                                             2
    o i2 Technologies, Inc.  15,300                                          27
    o Jupiter Media Metrix, Inc.  1,673                                      --
    o NetFlix, Inc.  3,000                                                  172
    o Nucentrix Broadband Networks, Inc.  2,100                              --
    o Scient, Inc.  624                                                      --
    o Vialta, Inc.  34                                                       --
                                                                          -----
                                                                          4,718

      MISCELLANEOUS FINANCE 8.5%
      --------------------------------------------------------------------------
      1st Source Corp.  1,571                                                31
    o A.B. Watley Group, Inc.  1,300                                         --
      A.G. Edwards, Inc.  5,900                                             239
    o Acacia Research - Acacia Technologies  330                              2
    o Acacia Research - CombiMatrix  184                                      1
    o Actrade Financial Technologies Ltd.  1,000                              1
      Advanta Corp., Class A  7,400                                          81
    o Affiliated Managers Group, Inc.  1,200                                 87
      Alliance Capital Management Holding L.P.  5,200                       175
      Allied Capital Corp.  8,515                                           212
      Amcore Financial, Inc.  1,200                                          32
      American Capital Strategies Ltd.  5,100                               138
      American Express Co.  94,150                                        4,418
      American Home Mortgage Holdings, Inc.  2,000                           42
    o AmeriCredit Corp.  3,800                                               51
    o Ameritrade Holding Corp.  28,800                                      393
      Asta Funding, Inc.  1,000                                              30
      Astoria Financial Corp.  7,000                                        242
      Bank of the Ozarks, Inc.  1,400                                        60
    o Bankunited Financial Corp., Class A  2,200                             49
      Banner Corp.  1,200                                                    28
    o Bay View Capital Corp.  5,061                                          31
      The Bear Stearns Cos., Inc.  13,620                                 1,039
    o Berkshire Hathaway, Inc., Class A  92                               7,159
      Berkshire Hills Bancorp, Inc.  1,400                                   50
      Blackrock, Inc.  400                                                   21
    o Boca Resorts, Inc., Class A  1,800                                     24
    o BOK Financial Corp.  3,437                                            130
      BP Prudhoe Bay Royalty Trust  2,200                                    46
    o Cadiz, Inc.  2,100                                                     --
      Camco Financial Corp.  700                                             12
    o Capital Corp. of the West  1,050                                       40
      Capital One Financial Corp.  17,600                                 1,070
      Cash America International, Inc.  2,500                                48
      Cathay Bancorp., Inc.  1,600                                           77
      Central Pacific Financial Co.  900                                     24
    / The Charles Schwab Corp.  98,620                                    1,337
      Charter Financial Corp.  900                                           30
      Charter Municipal Mortgage Acceptance Co.  1,400                       27
      Charter One Financial, Inc.  15,125                                   483
      Chesterfield Financial Corp.  1,500                                    35
      Chicago Mercantile Exchange  1,800                                    122
      CIT Group, Inc.  16,100                                               541
 =(4) Citigroup, Inc.  376,436                                           17,843
      Citizens First Bancorp, Inc.  700                                      16
      Coastal Bancorp, Inc.  800                                             27
      Coastal Financial Corp.  2,281                                         37
    o The Commercial Capital Bancorp, Inc.  2,500                            47
      Commercial Federal Corp.  2,300                                        59
    o CompuCredit Corp.  4,400                                               87
    o Corrections Corp. of America  3,828                                    94
      Countrywide Financial Corp.  8,900                                    936
      Cross Timbers Royalty Trust  1,500                                     38
      CVB Financial Corp.  2,166                                             43
      Downey Financial Corp.  2,000                                          92
    o DVI, Inc.  1,200                                                       --
    o E*TRADE Group, Inc.  25,035                                           258
      East-West Bancorp, Inc.  1,300                                         64
      Eaton Vance Corp.  5,800                                              202
    o eSpeed, Inc., Class A  3,300                                           90
      Fannie Mae  69,900                                                  5,011
      Federated Investors, Inc., Class B  7,450                             206


                                                        See financial notes. 107

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Fidelity Bankshares, Inc.  1,933                                       52
    o Financial Federal Corp.  800                                           27
      Financial Industries Corp.  700                                        10
      First Financial Corp.  600                                             18
      First Financial Holdings, Inc.  1,400                                  42
      First Indiana Corp.  1,375                                             25
      First Place Financial Corp.  2,900                                     56
      First Sentinel Bancorp., Inc.  2,300                                   43
      Flagstar Bancorp., Inc.  4,500                                        100
      Flushing Financial Corp.  1,200                                        29
      Franklin Resources, Inc.  17,600                                      835
      Freddie Mac  50,500                                                 2,835
    o Gabelli Asset Management, Inc., Class A  700                           25
      Glacier Bancorp, Inc.  550                                             17
      Golden West Financial Corp.  10,400                                 1,044
      Goldman Sachs Group, Inc.  36,400                                   3,418
    o Golf Trust of America, Inc. L.P.  2,400                                 7
      GreenPoint Financial Corp.  9,150                                     285
    o Hawthorne Financial Corp.  1,050                                       27
      Heritage Financial Corp.  700                                          15
      Hudson River Bancorp  1,600                                            53
      Hugoton Royalty Trust  3,300                                           66
      IBERIABANK Corp.  700                                                  36
      Independence Community Bank Corp.  3,600                              132
      Independent Bank Corp. Michigan  1,637                                 47
      IndyMac Bancorp, Inc.  3,400                                          100
    o Instinet Group, Inc.  1,200                                             7
      International Bancshares Corp.  1,877                                  86
      Interpool, Inc.  1,200                                                 18
    o Investment Technology Group, Inc.  2,250                               45
      Investors Financial Services Corp.  5,500                             194
    o ITLA Capital Corp.  700                                                33
      Janus Capital Group, Inc.  16,500                                     233
      Jefferies Group, Inc.  1,600                                           50
      Klamath First Bancorp, Inc.  2,700                                     65
    o Knight Trading Group, Inc.  9,700                                     134
    o LabOne, Inc.  2,100                                                    58
      LaBranche & Co., Inc.  2,400                                           25
      Legg Mason, Inc.  4,200                                               350
      Lehman Brothers Holdings, Inc.  16,500                              1,188
      Leucadia National Corp.  3,100                                        130
    o Local Financial Corp.  2,000                                           39
    o Mail-Well, Inc.  1,300                                                  5
      MB Financial, Inc.  1,200                                              57
      MBNA Corp.  97,650                                                  2,417
      MCG Capital Corp.  2,200                                               39
      McGrath RentCorp  800                                                  23
    o Meritage Corp.  1,000                                                  59
      Merrill Lynch & Co., Inc.  68,800                                   4,073
      Metris Cos., Inc.  3,000                                               14
    o MicroFinancial, Inc.  1,900                                             6
      The Midland Co.  1,800                                                 41
      Moody's Corp.  10,300                                                 596
      Morgan Stanley  79,800                                              4,379
      MutualFirst Financial, Inc.  2,000                                     56
    o National Financial Partners Corp.  2,500                               68
    o National Western Life Insurance Co., Class A  300                      43
    o NCO Portfolio Management, Inc.  2,600                                  18
      New Century Financial Corp.  3,600                                    133
      New York Community Bancorp., Inc.  9,736                              352
    o NextCard, Inc.  2,600                                                  --
    o North American Scientific, Inc.  700                                    5
      Northrim BanCorp, Inc.  2,500                                          52
      Northway Financial, Inc.  200                                           7
      Northwest Bancorp, Inc.  2,500                                         52
      Nueberger Berman, Inc.  3,950                                         171
      Nuveen Investments, Inc., Class A  6,300                              176
      Oak Hill Financial, Inc.  1,000                                        30
    o Ocwen Financial Corp.  2,920                                           14
      PAB Bankshares, Inc.  700                                              10
      Pacific Capital Bancorp.  2,133                                        73
      Pacific Northwest Bancorp  1,000                                       39
      Partners Trust Financial Group, Inc.  1,700                            43
      The Peoples Holding Co.  500                                           24
    o Petrocorp, Inc.  3,000                                                 40
      PMC Commercial Trust  1,500                                            21
    o Portfolio Recovery Associates, Inc.  2,000                             52
      Provident Financial Holdings  500                                      16
    o Providian Financial Corp.  18,900                                     210
      R&G Financial Corp., Class B  1,700                                    56
      Raymond James Financial, Inc.  4,600                                  188


108 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Resource America, Inc., Class A  2,000                                 25
      Roslyn Bancorp., Inc.  4,550                                          123
      Santander BanCorp  1,760                                               44
    o Saxon Capital, Inc.  1,000                                             19
      Seacoast Financial Services Corp.  1,973                               51
      SEI Investments Co.  7,200                                            210
    o Siebert Financial Corp.  2,900                                         12
      SLM Corp.  31,800                                                   1,245
    o SoundView Technology Group, Inc.  600                                   7
      Southern Financial Bancorp, Inc.  253                                   9
      Sovereign Bancorp., Inc.  19,860                                      413
      State Financial Services Corp., Class A 2,000                          53
      Staten Island Bancorp., Inc.  2,900                                    58
      Student Loan Corp.  1,700                                             220
      SWS Group, Inc.  1,141                                                 25
      T. Rowe Price Group, Inc.  8,200                                      337
    o Tarragon Realty Investors, Inc.  2,359                                 37
      TF Financial Corp.  700                                                23
    o UnitedGlobalCom, Inc., Class A  2,200                                  16
      Value Line, Inc.  300                                                  15
      W Holding Co., Inc.  2,100                                             49
      W.P. Carey & Co. LLC  1,600                                            52
      Waddell & Reed Financial, Inc., Class A  4,750                        105
      Washington Federal, Inc.  4,064                                       107
      Washington Mutual, Inc.  66,078                                     2,891
      Waypoint Financial Corp.  1,651                                        34
      Webster Financial Corp.  3,012                                        135
    o Wellsford Real Properties, Inc.  1,400                                 25
      Wesco Financial Corp.  200                                             66
      Westwood Holdings Group, Inc.  285                                      5
    o WFS Financial, Inc.  4,100                                            179
      White Mountains Insurance Group, Inc.  200                             85
      Willow Grove Bancorp, Inc.  1,596                                      27
    o World Acceptance Corp.  2,500                                          45

                                                                         ------
                                                                         76,212

      NON-DURABLES & ENTERTAINMENT 1.4%
      --------------------------------------------------------------------------
    o The 3DO Co.  262                                                       --
    o A.T. Cross Co., Class A  2,400                                         15
      Action Performance Cos., Inc.  1,100                                   23
    o Activision, Inc.  4,950                                                75
    o AFC Enterprises, Inc.  1,000                                           17
    o American Greetings Corp., Class A  8,500                              181
      Applebee's International, Inc.  2,775                                 104
      Bob Evans Farms, Inc.  2,200                                           65
      Boyd Gaming Corp.  2,800                                               43
    o Boyds Collection Ltd.  2,200                                           11
    o Brinker International, Inc.  6,900                                    220
    o Buca, Inc.  1,100                                                       6
      CBRL Group, Inc.  3,300                                               128
    o CEC Entertainment, Inc.  1,350                                         66
    o Centillium Communications, Inc.  1,000                                  5
    o Championship Auto Racing Teams, Inc.  1,000                            --
    o The Cheesecake Factory  1,925                                          77
      Churchill Downs, Inc.  900                                             35
    o CKE Restaurants, Inc.  1,800                                           13
      Darden Restaurants, Inc.  10,800                                      226
    o Dave and Buster's, Inc.  1,700                                         22
    o Department 56, Inc.  3,300                                             46
      Dover Motorsports, Inc.  1,400                                          5
    o Drew Industries, Inc.  2,500                                           63
    o Electronic Arts, Inc.  10,100                                       1,000
    o Electronics Boutique Holdings Corp.  1,300                             37
    o Enesco Group, Inc.  1,100                                              11
    o Equity Marketing, Inc.  500                                             7
      The First Years, Inc.  4,000                                           57
      Fortune Brands, Inc.  17,700                                        1,153
    o Fossil, Inc.  1,975                                                    53
    o Garden Fresh Restaurant Corp.  1,700                                   27
      Handleman Co.  6,600                                                  117
      Hasbro, Inc.  12,000                                                  262
    o Hibbet Sporting Goods, Inc.  1,575                                     43
    o Hollywood Media Corp.  1,100                                            2
      IHOP Corp.  500                                                        19
      International Game Technology  23,600                                 773
      International Speedway Corp., Class A  3,245                          138
    o Isle of Capri Casinos, Inc.  9,400                                    196
    o Jack in the Box, Inc.  1,700                                           31
    o Krispy Kreme Doughnuts, Inc.  2,100                                    91
      Lancaster Colony Corp.  3,400                                         135


                                                        See financial notes. 109

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Landry's Restaurants, Inc.  1,800                                      45
      Lone Star Steakhouse & Saloon, Inc.  4,400                             96
    o Luby's, Inc. 1,400                                                      4
    o Marvel Enterprises, Inc.  7,800                                       230
      Mattel, Inc.  31,300                                                  606
      McDonald's Corp.  91,800                                            2,296
    o Midway Games, Inc.  2,100                                               6
      Movado Group, Inc.  3,700                                              89
    o O'Charleys, Inc.  400                                                   7
    o On Command Corp.  1,500                                                 3
      Oneida Ltd.  700                                                        3
      Outback Steakhouse, Inc.  4,500                                       189
    o P.F. Chang's China Bistro, Inc.  800                                   39
    o Panera Bread Co., Class A  800                                         32
    o Papa John's International, Inc.  1,700                                 45
    o Peco II, Inc.  1,200                                                    1
    o Penn National Gaming, Inc.  1,900                                      45
    o Rare Hospitality International Inc.  825                               20
    o RC2 Corp.  2,200                                                       47
      Regis Corp.  3,900                                                    148
      Riviana Foods, Inc.  1,200                                             33
      Ruby Tuesday, Inc.  3,100                                              85
      Russ Berrie & Co., Inc.  1,000                                         36
    o Ryan's Family Steak Houses, Inc.  2,250                                31
    o SCP Pool Corp.  1,275                                                  45
    o Service Corp. International  20,100                                    98
    o Smith & Wollensky Restaurant Group, Inc.  900                           5
    o Sonic Corp.  1,875                                                     52
    o Sotheby's Holdings, Inc., Class A  2,800                               30
    o Starbucks Corp.  28,300                                               894
    o The Steak N Shake Co.  1,580                                           27
    o Stewart Enterprises, Inc., Class A  4,200                              17
    o Student Advantage, Inc.  19                                            --
    o Take-Two Interactive Software, Inc.  8,000                            316
      The Topps Co., Inc.  1,700                                             17
    o Trans World Entertainment Corp.  1,500                                 10
      Triarc Cos., Inc., Class B  1,400                                      15
      Triarc Cos., Inc.  700                                                  7
      Tupperware Corp.  2,300                                                35
      Wendy's International, Inc.  7,300                                    270
      World Wrestling Entertainment, Inc.  900                               10
    o Yum! Brands, Inc.  21,500                                             734
                                                                         ------
                                                                         12,316

      NON-FERROUS METALS 0.4%
      --------------------------------------------------------------------------
    o A.M. Castle & Co.  1,500                                                8
      Alcoa, Inc.  58,464                                                 1,846
    o Brush Engineered Materials, Inc.  1,100                                14
    o Century Aluminum Co.  600                                              10
      Commercial Metals Co.  1,000                                           25
      Commonwealth Industries, Inc. 1,300                                     9
    o Encore Wire Corp.  500                                                  8
      Engelhard Corp.  9,300                                                266
      Freeport-McMoran Copper & Gold, Inc., Class B  16,000                 620
    o Imco Recycling, Inc.  2,400                                            18
    o Kaiser Aluminum Corp.  2,000                                           --
      Minerals Technologies, Inc.  3,100                                    170
    o Mueller Industries, Inc.  1,700                                        54
    o Phelps Dodge Corp.  7,330                                             452
      Reliance Steel & Aluminum Co.  1,250                                   36
    o RTI International Metals, Inc.  4,000                                  48
      Southern Peru Copper Corp.  1,500                                      43
    o Stillwater Mining Co.  1,133                                            8
    o Titanium Metals Corp.  180                                              6
    o Wolverine Tube, Inc.  1,000                                             5
                                                                          -----
                                                                          3,646

      OIL: DOMESTIC 1.1%
      --------------------------------------------------------------------------
      Amerada Hess Corp.  6,400                                             330
      Ashland, Inc.  4,000                                                  149
    o CAL Dive International, Inc.  1,500                                    31
      Chesapeake Energy Corp.  6,600                                         79
    o Comstock Resources, Inc.  4,500                                        67
      ConocoPhillips  47,598                                              2,720
      Consol Energy, Inc.  5,800                                            126
      Crosstex Energy L.P.  1,000                                            42
      Diamond Offshore Drilling, Inc.  9,300                                172
    o Enbridge Energy Management LLC  1,064                                  48
    o Encore Acquisition Co.  1,500                                          35
    o Energy Partners Ltd.  1,700                                            20
      Frontier Oil Corp.  3,600                                              58


110 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Global Industries Ltd.  4,400                                          20
    o Gulf Island Fabrication, Inc.  2,800                                   42
    o Gulfmark Offshore, Inc.  1,600                                         22
    o Harvest Natural Resources, Inc.  6,000                                 41
      Holly Corp.  2,000                                                     50
    o Houston Exploration Co.  5,400                                        189
      Kaneb Services LLC  1,466                                              41
      Kerr-McGee Corp.  10,519                                              437
      Magellan Midstream Partners  1,200                                     58
    o Magnum Hunter Resources, Inc.  1,750                                   15
      Marathon Oil Corp.  23,000                                            680
      Markwest Energy Partners L.P.  500                                     19
    o Meridian Resource Corp.  3,100                                         12
      Murphy Oil Corp.  6,000                                               354
    o Nabors Industries Ltd.  9,317                                         352
    o National-Oilwell, Inc.  5,569                                         106
    o Newfield Exploration Co.  3,700                                       147
    o Nuevo Energy Co.  2,300                                                45
    o OYO Geospace Corp.  300                                                 4
      Pacific Energy Partners L.P.  1,000                                    26
      Patina Oil & Gas Corp.  3,125                                         132
    o Patterson-UTI Energy, Inc.  6,600                                     189
    o Pioneer Natural Resources Co.  8,400                                  222
    o Plains Exploration & Production Co.  2,520                             34
      Pogo Producing Co.  6,300                                             263
    o Premcor, Inc.  2,600                                                   61
    o Pride International, Inc.  5,200                                       85
    o Quicksilver Resource, Inc.  1,400                                      36
    o Remington Oil & Gas Corp.  1,400                                       25
    o Spinnaker Exploration Co.  900                                         23
      St. Mary Land & Exploration Co.  3,700                                 97
    o Stone Energy Corp.  976                                                35
      Sunoco Logistics Partners L.P.  2,000                                  68
      Sunoco, Inc.  5,500                                                   241
    o Superior Energy Services, Inc.  4,900                                  44
    o Syntroleum Corp.  4,000                                                16
      TEPPCO Partners L.P.  4,000                                           151
    o Tesoro Petroleum Corp.  4,800                                          55
    o Transmontaigne, Inc.  1,600                                             9
    o Transocean, Inc.  22,731                                              436
    o Ultra Petroleum Corp.  6,500                                          119
    o Universal Compression Holdings, Inc.  400                               9
      Unocal Corp. 20,007                                                   634
      Valero L.P. 1,600                                                      73
    o Varco International, Inc.  7,140                                      126
      Vintage Petroleum, Inc.  10,500                                       121
    o Westport Resources Corp.  5,725                                       137
      XTO Energy, Inc.  13,566                                              321
                                                                         ------
                                                                         10,299

      OIL: INTERNATIONAL 2.6%
      --------------------------------------------------------------------------
    o ATP Oil & Gas Corp.  1,600                                              8
      ChevronTexaco Corp.  78,317                                         5,819
 =(5) Exxon Mobil Corp.  479,816                                         17,552
      GlobalSantaFe Corp.  16,655                                           375
                                                                         ------
                                                                         23,754

      OPTICAL & PHOTO 0.2%
      --------------------------------------------------------------------------
    o APA Optics, Inc.  1,000                                                 3
    o August Technology Corp.  1,300                                         25
    o BMC Industries, Inc.  2,100                                            --
    o Corning, Inc.  96,307                                               1,057
      CPI Corp.  400                                                          8
    o Drexler Technology Corp.  1,000                                        15
      Eastman Kodak Co.  26,000                                             635
    o Fischer Imaging Corp.  500                                              2
      Imation Corp.  2,000                                                   68
    o Ingram Micro, Inc., Class A  10,400                                   154
    o Lexar Media, Inc.  5,400                                              124
    o Meade Instruments Corp.  800                                            3
    o Photronics, Inc.  1,400                                                30
    o Polaroid Corp.  3,800                                                  --
    o StockerYale, Inc.  500                                                  1
    o Zomax, Inc.  2,000                                                     12
    o Zygo Corp.  500                                                         8
                                                                          -----
                                                                          2,145

      PAPER & FOREST PRODUCTS 0.7%
      --------------------------------------------------------------------------
      Boise Cascade Corp.  2,800                                             79
      Bowater, Inc. 2,300                                                    94
    o Buckeye Technologies, Inc.  1,200                                      11
      Chesapeake Corp.  1,000                                                24
      CSS Industries, Inc.  900                                              24
      Deltic Timber Corp.  700                                               20
      Georgia-Pacific Corp.  44,365                                       1,166


                                                        See financial notes. 111

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      International Paper Co.  35,304                                     1,389
    o Kadant, Inc.  1                                                        --
      Kimberly-Clark Corp.  35,139                                        1,856
    o Louisiana-Pacific Corp.  4,800                                         91
      MeadWestvaco Corp.  8,674                                             225
    o Packaging Corp. of America  6,000                                     118
      Potlatch Corp.  13,400                                                419
      Rayonier, Inc.  1,500                                                  63
      Rock-Tennessee Co., Class A  2,000                                     32
    o Smurfit-Stone Container Corp.  10,900                                 169
      Temple-Inland, Inc.  1,900                                            103
      Wausau-Mosinee Paper Corp.  4,700                                      58
      Weyerhaeuser Co.  11,250                                              678
                                                                          -----
                                                                          6,619
      PRODUCER GOODS & MANUFACTURING 4.5%
      --------------------------------------------------------------------------
    o Aaon, Inc.  1,575                                                      29
    o Actuant Corp., Class A  2,840                                          92
    o Advanced Energy Industries, Inc.  3,900                                89
    o Aeroflex, Inc.  5,400                                                  50
    o AGCO Corp.  3,762                                                      68
      Alamo Group, Inc.  500                                                  7
      Albany International Corp., Class A  3,918                            121
    o American Standard Cos., Inc.  4,800                                   459
      Ametek, Inc.  2,100                                                    99
      Applied Industrial Technologies, Inc.  2,900                           65
      Aptargroup, Inc.  2,200                                                79
    o Astec Industries, Inc.  500                                             6
      Avery Dennison Corp.  7,200                                           379
    o AZZ, Inc.  700                                                          9
      Baldor Electric Co.  3,800                                             81
      Barnes Group, Inc.  700                                                20
    o BE Aerospace, Inc.  1,100                                               6
      BHA Group Holdings, Inc.  1,500                                        35
    o Blount International, Inc.  1,200                                       6
      Blyth, Inc.  2,300                                                     64
      Briggs & Stratton Corp.  3,000                                        195
      Butler Manufacturing Co.  1,200                                        21
    o Cantel Medical Corp.  1,381                                            20
    o Capstone Turbine Corp.  2,600                                           5
      Caterpillar, Inc.  26,200                                           1,920
      CIRCOR International, Inc.  1,250                                      26
      Clarcor, Inc.  1,700                                                   69
      Cognex Corp.  2,900                                                    78
    o Columbus McKinnon Corp.  2,400                                         13
      Cooper Industries Ltd., Class A  7,200                                381
    o Cuno, Inc.  1,300                                                      52
      Curtiss-Wright Corp.  400                                              30
    o CyberCare, Inc.  900                                                   --
    o Daisytek International Corp.  1,700                                    --
      Deere & Co.  16,200                                                   982
    o DiamondCluster International, Inc., Class A  1,000                      9
      Dover Corp.  14,200                                                   554
    o DT Industries, Inc.  1,200                                              1
    o Duratek, Inc.  1,500                                                   14
      Emerson Electric Co.  29,500                                        1,674
    o Evergreen Solar, Inc.  1,000                                            3
    o The Fairchild Corp., Class A  3,100                                    15
      Fastenal Co.  3,600                                                   160
      Federal Signal Corp.  2,800                                            41
    o Fisher Scientific International, Inc.  4,900                          197
    o Flowserve Corp.  3,900                                                 80
    o FMC Corp.  3,100                                                       87
    o Foster Wheeler Ltd.  2,500                                              3
      Franklin Electric Co., Inc.  1,900                                    116
    o Gardner Denver, Inc.  2,700                                            56
= (1) General Electric Co.  714,566                                      20,730
      The Gorman-Rupp Co.  800                                               19
      Graco, Inc.  4,675                                                    178
    o GrafTech International Ltd.  2,100                                     22
      Hardinge, Inc.  1,800                                                  17
      Harsco Corp.  3,100                                                   119
      Helix Technology Corp.  1,100                                          20
      Herman Miller, Inc.  5,700                                            131
    o Hexcel Corp.  2,000                                                    14
      HON Industries, Inc.  4,000                                           164
      Honeywell International, Inc.  60,962                               1,866
      Hubbell, Inc., Class B  3,800                                         163
      Hughes Supply, Inc.  1,300                                             50
    o Ibis Technology Corp.  800                                              9
      IDEX Corp.  2,100                                                      78
      Illinois Tool Works, Inc.  22,850                                   1,681
      Ingersoll-Rand Co., Class A  11,200                                   676


112 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Ionics, Inc.  400                                                      11
    o Jacuzzi Brands, Inc.  2,000                                            14
    o Jarden Corp.  1,100                                                    45
      JLG Industries, Inc.  1,800                                            21
      Johnson Controls, Inc.  6,000                                         645
    o Juno Lighting, Inc.  1,429                                             27
      Kaydon Corp.  3,300                                                    78
      Kennametal, Inc.  1,500                                                55
      Knape & Vogt Manufacturing Co.  2,200                                  26
    o Kos Pharmaceuticals, Inc.  700                                         28
    o Ladish Co., Inc.  1,300                                                10
      Lawson Products, Inc.  2,000                                           60
      Lennox International, Inc.  5,271                                      87
      Libbey, Inc.  1,500                                                    40
      Lincoln Electric Holdings, Inc.  3,900                                 95
    o Lone Star Technologies, Inc.  1,700                                    24
    o Magnetek, Inc.  1,500                                                   9
      Manitowoc Co., Inc. 1,300                                              28
    o Material Sciences Corp. 4,000                                          38
      Matthews International Corp., Class A  1,900                           51
    o Maverick Tube Corp.  1,000                                             17
    o Merix Corp.  1,200                                                     21
    o Micrel, Inc.  3,600                                                    59
    o Middleby Corp.  3,500                                                  91
      Milacron, Inc.  2,300                                                   5
    o Millipore Corp.  2,600                                                114
    o Modtech Holdings, Inc.  1,000                                           8
    o Moog, Inc., Class A  2,350                                            100
      MSC Industrial Direct Co., Class A  4,300                             102
      NACCO Industries, Inc., Class A  1,300                                102
    o NATCO Group, Inc., Class A  1,200                                       8
      NN, Inc.  1,800                                                        22
      Nordson Corp.  4,000                                                  111
    o Oceaneering International, Inc.  1,300                                 30
      Pall Corp. 8,400                                                      197
    o Park-Ohio Holdings Corp.  2,600                                        23
      Parker Hannifin Corp.  8,500                                          433
      Penn Engineering & Manufacturing Corp.  1,000                          18
      Pentair, Inc.  3,500                                                  144
    o Plug Power, Inc.  2,248                                                14
    o Possis Medical, Inc.  1,100                                            18
      Precision Castparts Corp.  4,300                                      177
    o Presstek, Inc.  1,100                                                   8
    o Proton Energy Systems, Inc.  1,400                                      4
      Regal Beloit  1,200                                                    24
    o Research Frontiers, Inc.  800                                           8
      Robbins & Myers, Inc.  1,400                                           30
    o ROHN Industries, Inc.  1,800                                           --
      Roper Industries, Inc.  1,500                                          74
    o Safeguard Scientifics, Inc.  3,300                                     13
      Sauer-Danfoss, Inc.  2,300                                             33
    o Sequa Corp., Class A  2,800                                           134
    o The Shaw Group, Inc.  2,000                                            27
      Snap-On, Inc.  4,000                                                  117
    o SPS Technologies, Inc.  1,200                                          59
    o SPX Corp.  8,610                                                      414
      Standex International Corp.  3,000                                     76
      Steelcase, Inc., Class A  3,500                                        41
      Stewart & Stevenson Services, Inc.  1,000                              17
    o Strattec Security Corp.  1,500                                         80
      Tecumseh Products Co., Class A  700                                    29
      Teleflex, Inc.  1,800                                                  83
      Tennant Co.  2,100                                                     83
    o Tenneco Automotive, Inc.  1,980                                        12
    o Terex Corp.  1,200                                                     27
      The Timken Co.  7,300                                                 122
      Trinity Industries, Inc.  1,100                                        28
    o Triumph Group, Inc.  1,200                                             39
    o Ultratech Stepper, Inc.  1,300                                         41
      Valhi, Inc.  8,600                                                    108
      Valmont Industries, Inc.  2,400                                        50
      W.W. Grainger, Inc.  7,300                                            334
      Watsco, Inc.  3,400                                                    73
      Watts Water Technologies, Inc., Class A  1,500                         27
      Woodward Governor Co.  500                                             23
      X-Rite, Inc.  2,000                                                    22
      York International Corp.  3,800                                       151
                                                                         ------
                                                                         40,120

      RAILROAD & SHIPPING 0.4%
      --------------------------------------------------------------------------
      Alexander & Baldwin, Inc.  5,600                                      174
      Burlington Northern Santa Fe Corp.  27,800                            804


                                                        See financial notes. 113

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      CSX Corp.  14,600                                                     465
      Florida East Coast Industries, Class A  3,600                         107
      GATX Corp.  4,000                                                      90
    o Greenbrier Cos., Inc.  1,600                                           20
    o Kansas City Southern Railway  2,550                                    34
      Maritrans, Inc.  2,500                                                 39
      Norfolk Southern Corp.  26,400                                        532
    o OMI Corp.  4,000                                                       27
      Overseas Shipholding Group  1,200                                      33
    o SCS Transportation, Inc.  1,600                                        24
      Union Pacific Corp.  19,500                                         1,221
      Wabtec Corp.  2,828                                                    43
                                                                          -----
                                                                          3,613
      REAL PROPERTY 1.7%
      --------------------------------------------------------------------------
    o Alexander's, Inc. 700                                                  75
      Alexandria Real Estate Equities, Inc.  2,500                          127
      AMB Property Corp. 4,800                                              144
      American Land Lease, Inc.  1,700                                       31
      American Mortgage Acceptance Co.  1,500                                25
    o American Real Estate Partners L.P.  2,300                              27
    o American Realty Investors, Inc.  1,037                                 11
    o American Retirement Corp.  700                                          2
      AMLI Residential Properties  1,000                                     25
      Annaly Mortgage Management, Inc.  6,900                               113
      Anthracite Capital, Inc.  4,900                                        50
      Anworth Mortgage Asset Corp.  1,000                                    14
      Apartment Investment & Management Co., Class A 7,400                  303
      Archstone-Smith Trust  15,285                                         408
      Arden Realty, Inc.  5,500                                             154
      AvalonBay Communities, Inc.  6,100                                    279
    o Avatar Holdings, Inc.  700                                             23
      Bedford Property Investors, Inc.  2,900                                76
      Boston Properties, Inc.  7,400                                        327
      Brandywine Realty Trust  3,000                                         76
      BRE Properties, Class A  2,500                                         81
      Burnham Pacific Properties, Inc.  2,400                                 1
      Camden Property Trust  2,300                                           91
      Capital Automotive Real Estate Investment Trust  3,300                103
      Capstead Mortgage Corp.  2,240                                         30
      CarrAmerica Realty Corp.  2,900                                        87
      Catellus Development Corp.  6,600                                     147
      CBL & Associates Properties, Inc.  2,200                              117
      Centerpoint Properties Trust  1,800                                   122
      Chelsea Property Group, Inc.  4,000                                   197
      Colonial Properties Trust  2,500                                       92
      Commercial Net Lease Realty  3,320                                     57
      Cornerstone Realty Income Trust, Inc.  2,200                           18
      Corporate Office Properties Trust SBI  3,500                           68
      Correctional Properties Trust  1,600                                   43
      Cousins Properties, Inc.  2,700                                        78
      Crescent Real Estate Equity Co.  7,400                                114
      Developers Diversified Realty Corp.  5,112                            148
      Duke Realty Corp.  10,490                                             307
      EastGroup Properties, Inc.  900                                        26
      Entertainment Properties Trust  2,700                                  87
      Equity Inns, Inc.  2,700                                               23
      Equity Office Properties Trust  27,738                                777
      Equity One, Inc.  6,600                                               111
      Equity Residential  18,700                                            547
      Essex Property Trust, Inc.  2,600                                     156
      Federal Realty Investment Trust  2,700                                102
      FelCor Lodging Trust, Inc.  3,200                                      33
      First Industrial Realty Trust  2,600                                   84
      Forest City Enterprises, Inc., Class A  2,700                         120
      Gables Residential Trust  3,500                                       113
      General Growth Properties, Inc.  5,200                                398
      Getty Realty Corp.  2,000                                              49
      Glenborough Realty Trust, Inc.  2,900                                  57
      Glimcher Realty Trust  3,800                                           80
      Great Lakes Real Estate Investment Trust  1,000                        16
      Health Care Property Investors, Inc.  5,324                           248
      Health Care Real Estate Investment Trust, Inc.  2,700                  90
      Healthcare Realty Trust, Inc.  2,400                                   81
      Heritage Property Investment Trust  2,000                              56
      Highwoods Properties, Inc.  3,100                                      77
      Home Properties of NY, Inc.  2,500                                     96
    o Homestore, Inc.  4,200                                                 15
      Hospitality Properties Trust  3,500                                   128
    o Host Marriott Corp.  20,400                                           213
      HRPT Properties Trust  7,100                                           66


114 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      IMPAC Mortgage Holdings, Inc.  4,800                                   72
      Innkeepers USA Trust  1,500                                            13
      iStar Financial, Inc.  6,890                                          262
    o Jones Lang LaSalle, Inc.  2,300                                        44
      Keystone Property Trust  1,300                                         26
      Kilroy Realty Corp.  2,300                                             66
      Kimco Realty Corp.  6,850                                             285
      Koger Equity, Inc.  2,700                                              52
      Kramont Realty Trust  1,400                                            24
      LaSalle Hotel Properties  1,000                                        17
      Lexington Corp. Properties Trust  3,000                                58
      Liberty Property Trust  5,300                                         193
      LNR Property Corp.  1,200                                              49
      LTC Properties, Inc.  2,800                                            33
      The Macerich Co.  2,700                                               109
      Mack-Cali Realty Corp.  3,400                                         128
      Maguire Properties, Inc.  3,000                                        65
      Manufactured Home Communities, Inc.  3,000                            114
    o Meristar Hospitality Corp.  2,200                                      15
      MI Developments, Inc.  229                                              6
      Mid-America Apartment Communities, Inc.  2,500                         78
      The Mills Corp.  2,400                                                 98
      National Health Investors, Inc.  3,100                                 66
      National Health Realty, Inc.  2,300                                    39
      Nationwide Health Properties, Inc.  5,100                              93
      New Plan Excel Realty Trust  6,000                                    136
      Newhall Land & Farming Co. L.P.  2,500                                100
      Novastar Financial, Inc.  1,000                                        74
      Omega Healthcare Investors, Inc.  2,784                                21
      Pan Pacific Retail Properties, Inc.  2,201                             98
      Parkway Properties, Inc.  500                                          22
      Plum Creek Timber Co., Inc.  12,547                                   331
      Post Properties, Inc.  2,200                                           58
      Prentiss Properties Trust  2,700                                       82
    o Price Legacy Corp.  242                                                 1
      ProLogis  12,574                                                      371
      PS Business Parks, Inc.  500                                           19
      Public Storage, Inc.  8,400                                           336
      RAIT Investment Trust  3,300                                           77
      Ramco-Gershenson Properties  1,400                                     34
      Realty Income Corp.  2,300                                             91
      Reckson Associates Realty Corp.  2,800                                 62
      Redwood Trust, Inc.  2,500                                            124
      Regency Centers Corp.  3,200                                          119
      The Rouse Co.  5,400                                                  232
      Saul Centers, Inc.  2,100                                              57
      Senior Housing Properties Trust  4,950                                 74
      Shelbourne Properties I, Inc.  500                                      9
      Shelbourne Properties III, Inc.  500                                    8
      Shurgard Storage Centers, Inc., Class A  3,000                        109
      Simon Property Group, Inc.  14,900                                    672
      SL Green Realty Corp.  1,700                                           61
      Sovran Self Storage, Inc.  800                                         27
      The St. Joe Co.  5,300                                                175
      Summit Properties, Inc.  3,300                                         74
      Sun Communities, Inc.  500                                             18
      Tanger Factory Outlet Centers  800                                     32
      Taubman Centers, Inc.  4,100                                           83
      Thornburg Mortgage, Inc.  5,300                                       144
      The Town & Country Trust  1,000                                        23
    o Trammell Crow Co.  1,300                                               18
      Trizec Properties, Inc.  10,200                                       136
      United Dominion Realty Trust, Inc.  9,400                             164
      Universal Health Realty Income  900                                    25
      Urstadt Biddle Properties, Inc.  500                                    7
      Urstadt Biddle Properties, Inc., Class A  1,000                        14
      US Restaurant Properties, Inc.  1,000                                  16
      Ventas, Inc.  5,800                                                   108
      Vornado Realty Trust  8,000                                           404
      Washington Real Estate Investment Trust  3,100                         92
      Weingarten Realty Investment  3,650                                   158
                                                                         ------
                                                                         15,141
      RETAIL 6.8%
      --------------------------------------------------------------------------
    o 1-800-Flowers.com, Inc., Class A  3,700                                39
    o 99 Cents Only Stores  3,066                                            91
    o A.C. Moore Arts & Crafts, Inc.  1,400                                  32
    o Abercrombie & Fitch Co., Class A  8,300                               237
    o Advance Auto Parts, Inc.  1,680                                       131
      Albertson's, Inc.  25,468                                             517
    o Alloy, Inc.  3,100                                                     14


                                                        See financial notes. 115

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Amazon.com, Inc.  28,700                                            1,562
    o American Eagle Outfitters, Inc.  5,050                                 81
    o AnnTaylor Stores Corp.  6,550                                         234
      Arden Group, Inc., Class A  600                                        42
    o Asbury Automotive Group, Inc.  1,600                                   27
    o Autonation, Inc.  21,600                                              404
    o AutoZone, Inc.  8,900                                                 855
    o Barnes & Noble, Inc.  7,400                                           221
    o Bed, Bath & Beyond, Inc.  21,200                                      895
    o Best Buy Co., Inc.  23,650                                          1,379
    o Big Lots, Inc.  11,100                                                167
    o BJ's Wholesale Club, Inc.  6,100                                      157
      Blair Corp.  1,500                                                     34
    o Borders Group, Inc.  9,000                                            204
    o Brightpoint, Inc.  1,650                                               47
    o Brookstone, Inc.  4,950                                               101
      Burlington Coat Factory Warehouse Corp.  2,500                         54
    o Carmax, Inc.  3,923                                                   124
      Casey's General Stores, Inc.  2,600                                    40
      The Cato Corp., Class A  1,200                                         25
    o Central Garden & Pet Co.  1,600                                        44
    o Charming Shoppes, Inc.  3,700                                          24
    o Chico's FAS, Inc.  3,150                                              118
    o The Children's Place Retail Stores, Inc.  1,800                        54
      Christopher & Banks Corp.  2,650                                       77
      Circuit City Stores, Inc.  12,500                                     119
      Claire's Stores, Inc.  8,000                                          310
    o Coldwater Creek, Inc.  1,575                                           20
    o Cole National Corp.  1,300                                             29
    o Cost Plus, Inc.  700                                                   32
    o Costco Wholesale Corp.  30,600                                      1,082
      CVS Corp.  28,000                                                     985
      DEB Shops, Inc.  1,600                                                 31
      Dillards, Inc., Class A  6,000                                         97
      Dollar General Corp.  25,275                                          568
    o Dollar Tree Stores, Inc.  5,150                                       197
    o The Dress Barn, Inc.  5,500                                            77
    o Duane Reade, Inc.  700                                                 10
    o Duckwall-ALCO Stores, Inc.  1,800                                      27
      Family Dollar Stores, Inc.  7,700                                     336
      Federated Department Stores, Inc.  22,400                           1,065
    o The Finish Line, Class A  1,800                                        55
      Foot Locker, Inc.  14,100                                             252
    o Footstar, Inc.  600                                                     4
      Fred's, Inc.  3,262                                                   123
      Friedman's, Inc., Class A  1,500                                       18
    o FTD, Inc., Class A  1,500                                              37
    o GameStop Corp., Class A  500                                            8
      The Gap, Inc.  65,900                                               1,257
    o Genesco, Inc.  1,300                                                   22
    o Great Atlantic & Pacific Tea Co.  2,200                                14
    o Guitar Center, Inc.  1,700                                             55
    o The Gymboree Corp.  3,100                                              51
      Home Depot, Inc.  163,000                                           6,042
    o HOT Topic, Inc.  6,300                                                181
    o Insight Enterprises, Inc.  2,150                                       36
      J.C. Penney Co., Inc. Holding Co.  20,100                             475
    o Jo-Ann Stores, Inc., Class A  3,300                                    99
    o Kirkland's, Inc.  1,000                                                22
    o Kohl's Corp.  19,300                                                1,082
    o Kroger Co.  53,300                                                    932
      Limited Brands, Inc.  39,144                                          689
    o Linens `N Things, Inc.  4,800                                         142
      Longs Drug Stores Corp.  1,800                                         40
      Lowe's Cos., Inc.  56,200                                           3,312
      The May Department Stores Co.  13,500                                 377
    o The Men's Wearhouse, Inc.  2,400                                       71
      Michaels Stores, Inc.  4,900                                          233
    o The Neiman Marcus Group, Inc., Class A  2,700                         128
    o Nobel Learning Communities, Inc.  500                                   3
      Nordstrom, Inc.  10,300                                               314
    o O'Reilly Automotive, Inc.  2,200                                       95
    o Office Depot, Inc.  21,000                                            314
    o OfficeMax, Inc.  6,700                                                 64
    o Pacific Sunwear of California  9,975                                  230
    o Party City Corp.  1,300                                                18
    o Pathmark Stores, Inc.  1,400                                           10
    o Payless Shoesource, Inc.  2,406                                        32
    o PC Connection, Inc.  3,000                                             31
      Pep Boys-Manny, Moe & Jack  2,500                                      48
      PETsMART, Inc.  7,600                                                 195
      Pier 1 Imports, Inc.  3,900                                            90
    o Pricesmart, Inc.  200                                                   2


116 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      RadioShack Corp.  11,600                                              348
    o Rent-A-Center, Inc.  5,250                                            164
    o Retail Ventures, Inc.  700                                              4
    o Rite Aid Corp.  34,900                                                200
      Ross Stores, Inc.  4,200                                              210
      Ruddick Corp.  3,100                                                   49
    o Safeway, Inc.  30,900                                                 652
    o Saks, Inc.  16,900                                                    235
    o School Specialty, Inc.  1,600                                          45
      Sears, Roebuck & Co.  21,200                                        1,116
    o Shoe Carnival, Inc.  1,200                                             21
    o ShopKo Stores, Inc.  8,900                                            138
    o Spiegel, Inc., Class A  5,000                                           1
    o Staples, Inc.  34,700                                                 931
      Talbots, Inc.  5,700                                                  187
      Target Corp.  64,600                                                2,567
      Tiffany & Co.  6,500                                                  308
      TJX Cos., Inc.  35,400                                                743
    o Too, Inc.  1,742                                                       29
    o Toys `R' Us, Inc.  15,300                                             199
    o Tractor Supply Co.  1,500                                              63
    o Tuesday Morning Corp.  2,500                                           80
      Unifirst Corp.  3,900                                                 103
    o United Stationers, Inc.  2,900                                        108
    o Urban Outfitters, Inc.  3,200                                         107
 =(3) Wal-Mart Stores, Inc.  317,100                                     18,693
      Walgreen Co.  73,900                                                2,573
      Weis Markets, Inc.  1,700                                              62
    o West Marine, Inc.  1,100                                               24
    o The Wet Seal, Inc., Class A  3,075                                     34
    o Whitehall Jewellers, Inc.  1,800                                       22
    o Whole Foods Market, Inc.  3,600                                       213
    o Williams-Sonoma, Inc.  9,200                                          325
    o Winmark Corp.  1,200                                                   22
      Winn-Dixie Stores, Inc.  16,800                                       136
    o Zale Corp.  1,260                                                      65
                                                                         ------
                                                                         60,996

      STEEL 0.1%
      --------------------------------------------------------------------------
    o AK Steel Holding Corp.  4,027                                          10
      Allegheny Technologies, Inc.  3,650                                    28
      Ampco-Pittsburgh Corp.  2,800                                          34
      Intermet Corp.  4,100                                                  18
      Nucor Corp. 3,000                                                     164
      Quanex Corp. 2,500                                                    100
      Roanoke Electric Steel Corp.  800                                       8
      Ryerson Tull, Inc.  1,600                                              13
      Schnitzer Steel Industries, Inc., Class A 1,100                        41
    o Steel Dynamics, Inc.  1,700                                            32
      Steel Technologies, Inc.  700                                          11
      United States Steel Corp.  7,400                                      175
      Worthington Industries, Inc.  4,700                                    69
                                                                            ---
                                                                            703

      TELEPHONE 3.2%
      --------------------------------------------------------------------------
      Adtran, Inc.  3,500                                                   238
    o Alaska Communications Systems Group, Inc.  2,700                       13
      Alltel Corp.  23,935                                                1,131
      Applied Signal Technology, Inc.  2,100                                 43
      AT&T Corp.  58,947                                                  1,096
    o AT&T Wireless Services, Inc.  192,734                               1,397
      Atlantic Tele-Network, Inc.  1,300                                     33
    o Avaya, Inc.  30,385                                                   393
      BellSouth Corp.  134,450                                            3,537
    o Centennial Communications Corp.  3,500                                 21
      CenturyTel, Inc.  10,500                                              375
    o Cincinnati Bell, Inc.  18,568                                          95
    o Citizens Communications Co.  22,400                                   279
    o Commonwealth Telephone Enterprises, Inc.  9,400                       383
    o Computer Access Technology Corp.  800                                   3
    o Copper Mountain Networks, Inc.  200                                     2
    o Covad Communications Group, Inc.  7,000                                31
    o Crown Castle International Corp.  20,900                              265
    o CTC Communications Group, Inc.  1,550                                  --
      D&E Communications, Inc.  2,000                                        28
    o Ditech Communications Corp.  1,600                                     17
    o Equinix, Inc.  65                                                       1
    o Extreme Networks, Inc.  4,500                                          39
    o Finisar Corp.  7,900                                                   25
    o Goamerica, Inc.  1,800                                                  1
      Hickory Tech Corp.  1,100                                              13
    o ID Systems, Inc.  500                                                   5
    o Inet Technologies, Inc.  2,200                                         30
      Inter-Tel, Inc.  6,000                                                151


                                                        See financial notes. 117

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Interdigital Communications Corp.  2,000                               34
    o ITC Deltacom, Inc.  13                                                 --
    o ITXC Corp.  1,600                                                       6
    o j2 Global Communications, Inc.  2,000                                  57
    o Level 3 Communications, Inc.  28,000                                  151
    o Liberty Media Corp., Class A  176,077                               1,777
    o McLeodUSA, Inc., Class A Escrow  21,892                                --
    o Mpower Holding Corp.  27                                               --
    o Net2Phone, Inc.  1,600                                                  9
    o Network Plus Corp.  2,000                                              --
    o Nextel Communications, Inc., Class A  74,600                        1,805
    o Nextel Partners, Inc., Class A  6,700                                  81
      North Pittsburgh Systems, Inc.  3,500                                  64
    o Novatel Wireless, Inc.  160                                             1
    o NTL, Inc.  3,500                                                      216
      NWH, Inc.  1,000                                                       19
    o Occam Networks, Inc.  1,900                                            --
    o OmniSky Corp.  2,900                                                   --
    o Pegasus Communications Corp.  3,160                                    58
    o PentaStar Communications, Inc.  600                                    --
    o Price Communications Corp.  3,855                                      48
    o Qwest Communications International, Inc.  118,337                     418
    o RCN Corp.  2,300                                                        3
      SBC Communications, Inc.  240,712                                   5,772
    o Sonus Networks, Inc.  15,400                                          126
      Sprint Corp. (FON Group)  72,700                                    1,163
    o Sprint Corp. (PCS Group)  70,600                                      307
    o SR Telecom, Inc.  60                                                   --
    o Sunrise Telecom, Inc.  2,000                                            8
      Telephone & Data Systems, Inc.  4,300                                 269
    o Time Warner Telecom, Inc., Class A  2,000                              21
    o Turnstone Systems, Inc.  1,600                                          5
    o U.S. Cellular Corp.  3,600                                            122
    o U.S. Wireless Corp.  400                                               --
    o Ulticom, Inc.  2,300                                                   24
    o Utstarcom, Inc.  1,200                                                 38
      Verizon Communications, Inc.  200,286                               6,730
      Warwick Valley Telephone Co.  600                                      19
    o WilTel Communications, Inc.  4,800                                     85
                                                                         ------
                                                                         29,081
       TOBACCO 0.8%
      --------------------------------------------------------------------------
      Altria Group, Inc.  144,800                                         6,733
    o M & F Worldwide Corp.  1,200                                           13
      R.J. Reynolds Tobacco Holdings, Inc.  7,332                           352
      Schweitzer-Mauduit International, Inc.  5,800                         154
      Universal Corp.  1,800                                                 79
      UST, Inc.  7,700                                                      262
      Vector Group Ltd.  1,227                                               20
                                                                          -----
                                                                          7,613
      TRAVEL & RECREATION 0.7%
      --------------------------------------------------------------------------
    o Alliance Gaming Corp.  3,000                                           73
    o Ambassadors Group, Inc.  1,700                                         32
    o Amerco, Inc.  900                                                      17
    o American Classic Voyages Co.  900                                      --
    o Ameristar Casinos, Inc.  1,700                                         36
    o Argosy Gaming Co.  1,600                                               38
    o Aztar Corp.  1,900                                                     40
    o Bally Total Fitness Holding Corp.  1,300                                9
      Brunswick Corp.  13,900                                               412
      Callaway Golf Co.  5,600                                               91
      Carnival Corp.  35,500                                              1,239
      Cedar Fair L.P.  5,300                                                151
      Central Parking Corp.  1,600                                           19
    o Choice Hotels International, Inc.  3,400                              112
    o Dick's Sporting Goods, Inc.  500                                       23
    o Dollar Thrifty Automotive Group, Inc.  1,000                           26
      Dover Downs Gaming & Entertainment, Inc.  1,480                        14
    o Empire Resorts, Inc.  500                                               6
    o Extended Stay America, Inc.  6,300                                     93
      Harrah's Entertainment, Inc.  9,900                                   431
      Hilton Hotels Corp.  27,926                                           442
    o Interstate Hotels & Resorts, Inc.  82                                   1
    o K2, Inc.  1,700                                                        28
    o Lakes Entertainment, Inc.  900                                         12
      Mandalay Resort Group  4,100                                          161
      The Marcus Corp.  4,600                                                69
      Marine Products Corp.  180                                              3
      Marriott International, Inc., Class A  16,200                         700
    o MGM MIRAGE  12,300                                                    437


118 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o MTR Gaming Group, Inc.  2,300                                          25
    o Multimedia Games, Inc.  750                                            28
    o Navigant International, Inc.  4,300                                    65
    o Park Place Entertainment Corp.  20,300                                195
    o Prime Hospitality Corp.  1,800                                         16
    o Rent-Way, Inc.  3,200                                                  19
    o ResortQuest International, Inc.  3,000                                 22
      Royal Caribbean Cruises Ltd.  12,800                                  380
    o Scientific Games Corp., Class A  6,500                                 86
    o Shuffle Master, Inc.  1,250                                            38
    o Six Flags, Inc.  3,500                                                 21
      Speedway Motorsports, Inc.  2,300                                      66
    o The Sports Authority, Inc.  370                                        14
      Starwood Hotels & Resorts Worldwide, Inc.  15,230                     514
      Station Casinos, Inc.  4,650                                          138
    o Stellent, Inc.  1,100                                                  10
    o Vail Resorts, Inc.  1,300                                              17
    o WMS Industries, Inc.  1,500                                            35
                                                                          -----
                                                                          6,404
      TRUCKING & FREIGHT 0.3%
      --------------------------------------------------------------------------
      Arkansas Best Corp.  1,100                                             36
      BancTrust Financial Group, Inc.  1,100                                 17
      C.H. Robinson Worldwide, Inc.  7,500                                  294
      CNF, Inc.  2,000                                                       70
    o Consolidated Freightways Corp.  2,700                                  --
      Expeditors International Washington, Inc.  5,600                      210
    o Forward Air Corp.  1,100                                               32
      Heartland Express, Inc.  1,971                                         49
    o J.B. Hunt Transport Services, Inc.  4,000                             102
    o Knight Transportation, Inc.  1,800                                     45
    o Landstar Systems, Inc.  3,800                                         278
    o Old Dominion Freight Line  1,800                                       58
      Paccar, Inc.  9,400                                                   742
    o Pacer International, Inc.  2,800                                       58
      Roadway Corp.  1,400                                                   72
      Ryder Systems, Inc.  6,400                                            192
    o Swift Transportation Co., Inc.  5,970                                 134
      USF Corp.  1,300                                                       41
      Werner Enterprises, Inc.  3,332                                        60
    o Yellow Corp.  1,200                                                    39
                                                                          -----
                                                                          2,529
      UTILITIES: ELECTRIC & GAS 2.7%
      --------------------------------------------------------------------------
    o The AES Corp.  41,596                                                 364
      AGL Resources, Inc.  4,300                                            121
    o Allegheny Energy, Inc.  8,000                                          85
      Allete, Inc.  5,700                                                   172
      Alliant Energy Corp.  4,300                                           103
      Ameren Corp.  12,100                                                  540
      American Electric Power Co., Inc.  28,320                             798
      American States Water Co.  950                                         23
      Atmos Energy Corp.  1,800                                              44
      Avista Corp.  3,800                                                    65
    o BayCorp Holdings Ltd.  6                                               --
      Black Hills Corp.  1,400                                               45
    o Calpine Corp.  12,300                                                  57
      Cascade Natural Gas Corp.  1,000                                       19
      Centerpoint Energy, Inc.  21,100                                      207
      Central Vermont Public Service Corp. 2,700                             62
      CH Energy Group, Inc.  1,900                                           83
      Cinergy Corp.  12,600                                                 457
      Cleco Corp.  3,400                                                     57
    o CMS Energy Corp.  5,000                                                41
      Consolidated Edison, Inc.  10,300                                     417
      Constellation Energy Group, Inc.  16,800                              611
    o Covanta Energy Corp.  2,100                                            --
      Dominion Resources, Inc.  21,610                                    1,331
      DPL, Inc.  8,952                                                      163
      DTE Energy Co.  11,301                                                417
      Duke Energy Corp.  57,200                                           1,038
      Duquesne Light Holdings, Inc.  6,100                                   98
    o Edison International  58,700                                        1,157
      El Paso Corp.  27,887                                                 205
    o El Paso Electric Co.  2,800                                            34
      Energen Corp.  2,600                                                   96
      Energy East Corp.  9,714                                              218
      Entergy Corp.  15,700                                                 846
      Equitable Resources, Inc.  4,400                                      181
      Exelon Corp.  27,237                                                1,728
      FirstEnergy Corp.  23,217                                             798
      Florida Public Utilites Co.  1,066                                     16
      FPL Group, Inc.  12,200                                               778
      Great Plains Energy, Inc.  9,000                                      287


                                                        See financial notes. 119

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Green Mountain Power Corp.  3,800                                      86
      Hawaiian Electric Industries, Inc.  2,600                             119
      Idacorp, Inc.  1,700                                                   46
      KeySpan Corp.  10,900                                                 381
      Kinder Morgan, Inc.  10,700                                           573
      The Laclede Group, Inc.  800                                           23
      MDU Resources Group, Inc.  7,950                                      180
      MGE Energy, Inc.  400                                                  13
      National Fuel Gas Co.  5,800                                          130
      New Jersey Resources Corp.  1,650                                      62
    o NewPower Holdings, Inc.  3,800                                          2
      Nicor, Inc.  3,000                                                    103
      NiSource, Inc.  22,864                                                474
      Northeast Utilities, Inc.  5,624                                      106
      Northwest Natural Gas Co.  3,200                                       93
      NSTAR  3,867                                                          181
      OGE Energy Corp.  3,500                                                80
      Oneok, Inc.  4,400                                                     88
      Otter Tail Corp.  1,100                                                29
      Peoples Energy Corp.  3,200                                           129
      Pepco Holdings, Inc.  5,000                                            88
    o PG&E Corp.  29,900                                                    731
      Philadelphia Suburban Corp.  2,937                                     69
      Piedmont Natural Gas Co.  1,600                                        64
      Pinnacle West Capital Corp.  3,800                                    139
      PNM Resources, Inc.  2,000                                             57
      PPL Corp.  12,500                                                     499
      Progress Energy, Inc.  16,159                                         696
      Public Service Enterprise Group, Inc.  10,000                         409
      Puget Energy, Inc.  7,500                                             170
      Questar Corp.  8,100                                                  257
      SCANA Corp.  7,905                                                    271
      Sempra Energy  16,675                                                 464
    o Sierra Pacific Resources  4,476                                        27
      The Southern Co.  53,900                                            1,606
    o Southern Union Co.  3,010                                              53
      Southwest Gas Corp.  1,100                                             25
      TECO Energy, Inc.  5,600                                               74
      Texas Genco Holdings, Inc.  2,680                                      80
      TXU Corp.  14,900                                                     340
    o U.S. Energy Systems, Inc.  600                                          1
      UGI Corp.  5,100                                                      157
      UIL Holdings Corp.  6,200                                             233
      Unisource Energy Corp.  2,100                                          41
      Vectren Corp.  5,766                                                  136
      Westar Energy, Inc.  5,700                                            114
      WGL Holdings, Inc.  3,000                                              83
      Williams Cos., Inc.  36,860                                           376
      Wisconsin Energy Corp.  8,400                                         275
      WPS Resources Corp.  2,400                                            106
      Xcel Energy, Inc.  29,195                                             479
                                                                         ------
                                                                         24,780

      PREFERRED STOCK
      0.0% of net assets

      REAL PROPERTY 0.0%
      --------------------------------------------------------------------------
      Commercial Net Lease Realty  147                                        4

      WARRANTS
      0.0% of net assets

      AIR TRANSPORTATION 0.0%
      --------------------------------------------------------------------------
      Timco Aviation Services expires 2/28/07,  160                          --

      BUSINESS MACHINES & SOFTWARE 0.0%
      --------------------------------------------------------------------------
      MicroStrategy, Inc. expires 6/24/04,  57                               --

      NON-FERROUS METALS 0.0%
      --------------------------------------------------------------------------
      Metals USA, Inc. expires 10/31/07,  97                                 --

      REAL PROPERTY 0.0%
      --------------------------------------------------------------------------
      Pinnacle Holdings, Inc. expires 11/13/07,  9                           --


120 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      RIGHTS
      0.0% of net assets

      BUSINESS MACHINES & SOFTWARE 0.0%
      --------------------------------------------------------------------------
      Comdisco Holding Co.  4,700                                             4

      HEALTHCARE/DRUGS & MEDICINE 0.0%
      --------------------------------------------------------------------------
      Cell Pathways, Inc.  1,600                                             --

      TELEPHONE 0.0%
      --------------------------------------------------------------------------
      XO Communications, Inc. expires 1/14/03  8,601                          3

      SECURITY                                     FACE VALUE
        RATE, MATURITY DATE                        ($ x 1,000)
      U.S. TREASURY OBLIGATIONS
      0.1% of net assets

    = U.S. Treasury Bills
        0.84%-0.93%, 12/18/03                              310               310

END OF INVESTMENTS. For totals, please see the first page of holdings for this fund.

      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      10.9% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS
      --------------------------------------------------------------------------

      American Express Centurion Bank
        1.11%, 12/12/03                                  4,378             4,378
        1.11%, 01/27/04                                  1,579             1,579
      American Express Credit Corp.
        1.11%, 04/16/04                                  2,492             2,492
        1.09%, 05/13/04                                  2,424             2,424
      Canadian Imperial Bank Corp.
        1.09%, 05/28/04                                  2,707             2,707
      Concord Minutemen Capital Corp.
        1.11%, 01/09/04                                  1,118             1,115
        1.08%, 11/14/03                                  3,651             3,644
        1.08%, 11/18/03                                  1,181             1,178
        1.07%, 11/19/03                                  2,962             2,960
      Crown Point Funding Corp.
        1.11%, 01/16/04                                  3,403             3,394
        1.08%, 11/14/03                                  2,459             2,454
      Depfa Bank PLC
        1.08%, 11/18/03                                  2,260             2,254
        1.08%, 12/22/03                                  1,278             1,274
      Fairway Finance Corp.
        1.10%, 01/12/04                                  1,235             1,232
      General Electric Capital Corp.
        1.08%, 05/10/04                                  1,392             1,392
      Lexington Parker
        1.07%, 11/06/03                                    580               580
      Svenska Handelsbanken
        1.39%, 10/27/04                                  2,553             2,553
      Tulip Funding Corp.
        1.07%, 11/10/03                                  4,803             4,798
      Westdeutsche Landesbank AG
        1.09%, 09/23/04                                  2,324             2,323
        1.09%, 09/29/04                                  3,676             3,675
        1.08%, 10/12/04                                    926               926
                                                                          ------
                                                                          49,332

      SHORT-TERM INVESTMENTS
      --------------------------------------------------------------------------
      Wells Fargo Bank Time Deposit
        1.06%, 11/03/03                                  6,436             6,436

      SECURITY AND NUMBER OF SHARES

      OTHER INVESTMENT COMPANIES
      --------------------------------------------------------------------------
      Institutional Money Market Trust  42,401,212                        42,401

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN. For totals, please see the first page of holdings for this fund.


                                                        See financial notes. 121

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

Statement of
ASSETS AND LIABILITIES
As of October 31, 2003. All numbers x 1,000 except NAV.

ASSETS
----------------------------------------------------------------------------------
Investments, at market value
   (including $94,850 of securities on loan)                              $891,919 a
Collateral held for securities on loan                                      98,169
Receivables:
   Fund shares sold                                                          1,684
   Interest                                                                      4
   Dividends                                                                 1,084
   Investments sold                                                         14,512
   Income from securities on loan                                               15
Prepaid expenses                                                         +      43
                                                                         ---------
TOTAL ASSETS                                                             1,007,430

LIABILITIES
----------------------------------------------------------------------------------
Collateral held for securities on loan                                      98,169
Cash Overdraft                                                               6,958
Payables:
   Fund shares redeemed                                                        386
   Investments bought                                                        3,173
   Due to broker for futures                                                    14
   Investment adviser and administrator fees                                     1
   Transfer agent and shareholder service fees                                  10
Accrued expenses                                                         +     131
                                                                         ---------
TOTAL LIABILITIES                                                          108,842

NET ASSETS
----------------------------------------------------------------------------------
TOTAL ASSETS                                                             1,007,430
TOTAL LIABILITIES                                                        - 108,842
                                                                         ---------
NET ASSETS                                                                $898,588

NET ASSETS BY SOURCE
Capital received from investors                                            941,236
Net investment income not yet distributed                                    7,185
Net realized capital losses                                               (22,578)
Net unrealized capital losses                                             (27,255) b

NET ASSET VALUE (NAV) BY SHARE CLASS

                                                       SHARES
SHARE CLASS                     NET ASSETS   /    OUTSTANDING     =          NAV
Investor Shares                   $469,499             26,863             $17.48
Select Shares(R)                  $429,089             24,495             $17.52

Unless stated, all numbers x 1,000.

a The fund paid $919,360 for these securities. Not counting short-term obligations and government securities, the fund paid $241,442 for securities during the report period and received $22,234 from securities it sold or that matured.

b These derive from investments and futures. As of the report date, the fund had eleven open S&P 500 futures contracts due to expire on December 18, 2003, with an aggregate contract value of $2,886 and net unrealized gains of $89 and twelve open Russell 2000 futures due to expire on December 21, 2003 with an aggregate contract value of $3,170 and net unrealized gains of $97.

FEDERAL TAX DATA
---------------------------------------------------------------
PORTFOLIO COST                                        $920,253
NET UNREALIZED GAINS AND LOSSES:
Gains                                                 $139,980
Losses                                             +  (168,314)
                                                   ------------
                                                      ($28,334)

UNDISTRIBUTED EARNINGS:
Ordinary income                                         $7,180
Long-term capital gains                                    $--

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                                  Loss amount
   2007                                                    $18
   2008                                                  3,413
   2009                                                  2,000
   2010                                                 11,486
   2011                                             +    4,577
                                                   ------------
                                                       $21,494

RECLASSIFICATIONS:
Net realized capital losses                                 $3

Reclassified as:
Net investment income
   not yet distributed                                     ($3)


122 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

Statement of
OPERATIONS
For November 1, 2002 through October 31, 2003. All numbers x 1,000.

INVESTMENT INCOME
---------------------------------------------------------------------------------
Dividends                                                                 $11,488  a
Interest                                                                       58
Securities on loan                                                  +         216
                                                                    -------------
TOTAL INVESTMENT INCOME                                                    11,762

NET REALIZED GAINS AND LOSSES
---------------------------------------------------------------------------------
Net realized losses on investments sold                                    (6,655)
Net realized gains on futures contracts                              +       1,361
                                                                     -------------
NET REALIZED LOSSES                                                        (5,294)

NET UNREALIZED GAINS AND LOSSES
---------------------------------------------------------------------------------
Net unrealized gains on investments                                       155,330
Net unrealized gains on futures contracts                           +         222
                                                                    -------------
NET UNREALIZED GAINS                                                      155,552

EXPENSES
---------------------------------------------------------------------------------
Investment adviser and administrator fees                                   1,913  b
Transfer agent and shareholder service fees:
   Investor Shares                                                            872  c
   Select Shares(R)                                                           339  c
Trustees' fees                                                                  9  d
Custodian fees                                                                 58
Portfolio accounting fees                                                     116
Professional fees                                                              39
Registration fees                                                              89
Shareholder reports                                                            90
Other expenses                                                      +          27
                                                                    -------------
Total expenses                                                              3,552
Expense reduction                                                   -         492  e
                                                                    -------------
NET EXPENSES                                                                3,060

INCREASE IN NET ASSETS FROM OPERATIONS
---------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    11,762
NET EXPENSES                                                        -       3,060
                                                                    -------------
NET INVESTMENT INCOME                                                       8,702
NET REALIZED LOSSES                                                        (5,294) f
NET UNREALIZED GAINS                                                +     155,552  f
                                                                    -------------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $158,960

Unless stated, all numbers x 1,000.

a An additional $1 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.30% of the first
  $500 million and 0.22% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co.

d For the fund's independent trustees only.

e Includes $386 from the investment adviser (CSIM) and $106 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through February 29, 2004, as follows:

                                    % OF AVERAGE
  SHARE CLASS                   DAILY NET ASSETS
  -----------                   ----------------
  Investor Shares                           0.58
  Select Shares                             0.39

  Prior to March 1, 2003, these limits were 0.40% and 0.27% for the Investor Shares and Select Shares, respectively. This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $150,258


                                                        See financial notes. 123

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
-----------------------------------------------------------------------------
                                       11/1/02-10/31/03   11/1/01-10/31/02
Net investment income                          $8,702               $6,337
Net realized losses                            (5,294)             (11,625)
Net unrealized gains or losses       +        155,552              (71,931)
                                       -------------------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                               158,960              (77,219)

DISTRIBUTIONS PAID
----------------------------------------------------------------------------
Dividends from net investment income
Investor Shares                                3,195                 2,256
Select Shares(R)                     +         3,512                 2,809
                                     ---------------------------------------
TOTAL DIVIDENDS FROM NET
INVESTMENT INCOME                             $6,707                $5,065 a, b

TRANSACTIONS IN FUND SHARES
-------------------------------------------------------- -----------------------
                                11/1/02-10/31/03           11/1/01-10/31/02
                             SHARES         VALUE        SHARES        VALUE
SHARES SOLD
Investor Shares              12,774      $194,287         8,607     $139,890
Select Shares            +   11,399       172,567         7,243      117,125
                         ----------------------------------------------------
TOTAL SHARES SOLD            24,173      $366,854        15,850     $257,015

SHARES REINVESTED
Investor Shares                 209        $2,984           120       $2,114
Select Shares            +      203         2,911           139        2,439
                         ----------------------------------------------------
TOTAL SHARES REINVESTED         412        $5,895           259       $4,553

SHARES REDEEMED
Investor Shares              (4,461)     ($68,649)       (3,882)    ($62,511)
Select Shares            +   (5,507)      (85,326)       (4,446)     (70,982)
                         ----------------------------------------------------
TOTAL SHARES REDEEMED        (9,968)    ($153,975)       (8,328)   ($133,493) c

NET TRANSACTIONS
IN FUND SHARES               14,617      $218,774         7,781     $128,075

SHARES OUTSTANDING AND NET ASSETS
-------------------------------------------------------------------------------
                                11/1/02-10/31/03            11/1/01-10/31/02
                             SHARES      NET ASSETS      SHARES     NET ASSETS
Beginning of period          36,741        $527,561      28,960       $481,770
Total increase          +    14,617         371,027       7,781         45,791 d
                       --------------------------------------------------------
END OF PERIOD                51,358        $898,588      36,741       $527,561 e

Unless stated, all numbers x 1,000.

a UNAUDITED

  For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

b The tax-basis components of distributions paid are:

  CURRENT PERIOD:
  Ordinary Income                 $6,707
  Long-term capital gains            $--

  PRIOR PERIOD:
  Ordinary Income                 $5,065
  Long-term capital gains            $--

c The fund charges 0.75% of early withdrawal fees on shares redeemed 180 days or less after the purchase.

  CURRENT PERIOD:
  Investor Shares                  $76
  Select Shares                  + 173
                                 -----
  TOTAL                           $249

  PRIOR PERIOD:
  Investor Shares                  $65
  Select Shares                  +  60
                                 -----
  TOTAL                           $125

  Dollar amounts are net of the redemption proceeds.

d Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

e Includes distributable net investment income in the amount of $7,185 and $5,193 for the current period and prior period, respectively.


124 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                           11/1/02-      11/1/01-      11/1/00-      11/1/99-     11/1/98-
INVESTOR SHARES                                           10/31/03      10/31/02      10/31/01      10/31/00     10/31/99
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      10.47         12.22         17.13         17.93        14.21
                                                        ---------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.23          0.21          0.15          0.20         0.19
   Net realized and unrealized gains or losses               2.25         (1.82)        (4.81)        (0.85)        3.66
                                                        ---------------------------------------------------------------------------
   Total income or loss from investment operations           2.48         (1.61)        (4.66)        (0.65)        3.85
Less distributions:
   Dividends from net investment income                     (0.21)        (0.14)        (0.25)        (0.15)       (0.13)
                                                        ---------------------------------------------------------------------------
Net asset value at end of period                            12.74         10.47         12.22         17.13        17.93
                                                        ---------------------------------------------------------------------------
Total return (%)                                            24.24        (13.34)       (27.58)        (3.69)       27.31

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.65          0.58          0.58          0.58 1       0.58
   Gross operating expenses                                  0.74          0.76          0.75          0.82         0.99
   Net investment income                                     2.01          1.70          1.14          1.60         1.24
Portfolio turnover rate                                         7            13            18            16            5
Net assets, end of period ($ x 1,000,000)                     494           443           519           637          447

1 The ratio of net operating expenses would have been 0.59% if certain non-routine expenses (proxy fees) had been included.


                                                        See financial notes. 125

SCHWAB INTERNATIONAL INDEX FUND(R)

FINANCIAL HIGHLIGHTS

                                                            11/1/02-      11/1/01-      11/1/00-     11/1/99-     11/1/98-
SELECT SHARES(R)                                           10/31/03      10/31/02      10/31/01     10/31/00     10/31/99
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      10.47         12.23         17.14         17.96        14.23
                                                        ---------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.25          0.21          0.16          0.27         0.18
   Net realized and unrealized gains or losses               2.26         (1.82)        (4.80)        (0.91)        3.70
                                                        ---------------------------------------------------------------------------
      Total income or loss from investment operations        2.51         (1.61)        (4.64)        (0.64)        3.88
Less distributions:
   Dividends from net investment income                     (0.23)        (0.15)        (0.27)        (0.18)       (0.15)
                                                        ---------------------------------------------------------------------------
Net asset value at end of period                            12.75         10.47         12.23         17.14        17.96
                                                        ---------------------------------------------------------------------------
Total return (%)                                            24.50        (13.31)       (27.45)        (3.65)       27.49

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
      Net operating expenses                                 0.49          0.47          0.47          0.47 1       0.47
      Gross operating expenses                               0.59          0.61          0.60          0.67         0.86
      Net investment income                                  2.19          1.81          1.25          1.71         1.57
Portfolio turnover rate                                         7            13            18            16            5
Net assets, end of period ($ x 1,000,000)                     629           536           616           700          449

1 The ratio of net operating expenses would have been 0.48% if certain non-routine expenses (proxy fees) had been included.


126 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND(R)

PORTFOLIO HOLDINGS as of October 31, 2003

This section shows all the securities in the fund's portfolio by country and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 *  American Depositary Receipt

                                                      COST         MARKET VALUE
HOLDINGS BY CATEGORY                               ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
99.4%      FOREIGN
           COMMON STOCK                             1,070,673         1,115,751

 0.4%      FOREIGN
           PREFERRED STOCK                              2,913             4,024

 0.0%      WARRANTS                                       724               606

 0.0%      RIGHTS                                          --               392

 0.0%      SHORT-TERM INVESTMENT                           43                43
--------------------------------------------------------------------------------
99.8%      TOTAL INVESTMENTS                        1,074,353         1,120,816

 4.5%      COLLATERAL INVESTED FOR
           SECURITIES ON LOAN                          50,420            50,420

(4.3)%     OTHER ASSETS AND
           LIABILITIES, NET                                             (48,298)
--------------------------------------------------------------------------------
100.0%     TOTAL NET ASSETS                                           1,122,938

      FOREIGN COMMON STOCK 99.4% of net assets

      AUSTRALIA 4.0%
      --------------------------------------------------------------------------
      Amcor Ltd.  170,097                                                  1,026
      AMP Ltd.  243,014                                                    1,135
      Australia & New Zealand Banking Group Ltd.  299,660                  3,785
      BHP Billiton Ltd.  753,530                                           6,266
      Coles Myer Ltd.  218,165                                             1,203
      Commonwealth Bank of Australia  256,408                              5,003
      Foster's Group Ltd.  446,157                                         1,447
      Insurance Australia Group Ltd.  337,549                              1,066
      Macquarie Bank Ltd.  41,612                                          1,029
      Macquarie Infrastructure Group  386,221                                869
      National Australia Bank Ltd.  306,901                                6,661
      News Corp. Ltd.  292,452                                             2,604
      QBE Insurance Group Ltd.  125,449                                      917
      Rio Tinto Ltd.  60,818                                               1,538
      Suncorp-Metway Ltd.  107,619                                           990
      Telstra Corp. Ltd.  416,897                                          1,402
      Wesfarmers Ltd.  80,774                                              1,662
      Westpac Banking Corp.  346,721                                       3,973
      Woodside Petroleum Ltd.  101,251                                       951
      Woolworths Ltd. 202,146                                              1,595
                                                                          ------
                                                                          45,122
      BELGIUM 0.7%
      --------------------------------------------------------------------------
      Dexia  121,918                                                       1,920
      Electrabel SA  6,048                                                 1,673
      Fortis  211,219                                                      3,767
      Solvay SA  12,932                                                      963
                                                                          ------
                                                                           8,323
      CANADA 5.8%
      --------------------------------------------------------------------------
      Alcan, Inc.  62,405                                                  2,490
      Bank of Montreal  99,813                                             3,736
      Bank of Nova Scotia  99,352                                          4,935
      Barrick Gold Corp.  110,291                                          2,146
      BCE, Inc.  65,656                                                    1,487
    o Biovail Corp.  27,400                                                  659
      Bombardier, Inc., Class B  279,400                                   1,255
      Brascan Corp.  31,900                                                  908
      Canadian Imperial Bank of Commerce  75,516                           3,392
      Canadian National Railway Co.  39,116                                2,352
      Canadian Natural Resources Ltd.  25,900                              1,100
      Canadian Pacific Railway Ltd.  32,300                                  905
      Enbridge, Inc.  33,700                                               1,324
      EnCana Corp.  97,217                                                 3,339
      George Weston Ltd.  11,500                                             900
      Imperial Oil Ltd.  24,010                                              956
    o Inco Ltd.  37,300                                                    1,238


                                                        See financial notes. 127

SCHWAB INTERNATIONAL INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Loblaw Cos. Ltd.  21,098                                             1,022
      Magna International, Inc., Class A  16,447                           1,319
      Manulife Financial Corp.  98,250                                     2,982
    o MI Developments, Inc., Class A  8,223                                  207
      National Bank of Canada  36,900                                      1,145
    o Nortel Networks Corp.  784,900                                       3,502
      Petro-Canada  48,400                                                 1,951
      Placer Dome, Inc.  83,200                                            1,285
      Power Corp. of Canada  35,402                                        1,163
      Power Financial Corp.  26,300                                          906
      Royal Bank of Canada  136,817                                        6,589
      Sun Life Financial Services of Canada, Inc.  130,364                 3,223
      Suncor Energy, Inc.  81,600                                          1,714
      Talisman Energy, Inc.  25,625                                        1,252
      Thomson Corp.  40,000                                                1,310
      TransCanada Corp.  94,561                                            1,930
                                                                         -------
                                                                          64,622
      DENMARK 0.6%
      --------------------------------------------------------------------------
      AP Moller-Maersk A/S  224                                            1,759
      Danske Bank A/S  103,537                                             2,089
      Novo-Nordisk A/S, Class B  50,724                                    1,824
      TDC A/S 23,628                                                         759
                                                                         -------
                                                                           6,431
      FRANCE 10.5%
      --------------------------------------------------------------------------
      Accor SA  37,106                                                     1,459
      Air Liquide SA  19,987                                               2,962
    o Alcatel SA, Class A  245,737                                         3,242
      Arcelor SA  74,513                                                   1,063
      Aventis SA  134,970                                                  7,147
      AXA  281,489                                                         5,334
      BNP Paribas  161,683                                                 8,496
      Bouygues  42,044                                                     1,144
    o Cap Gemini SA  21,739                                                1,096
      Carrefour SA  112,519                                                5,907
      Cie Generale D'Optique Essilor International SA  19,882                956
      Compagnie de Saint-Gobain  60,643                                    2,558
      Credit Agricole SA  67,809                                           1,440
      European Aeronautic Defense & Space Co.  61,447                      1,250
    o France Telecom SA  158,066                                           3,826
      Groupe Danone  24,586                                                3,710
      L'oreal 69,764                                                       5,158
      Lafarge SA  33,456                                                   2,396
      Lagardere S.C.A.  24,730                                             1,244
      LVMH Moet-Hennessy Louis Vuitton SA  44,980                          3,109
      Michelin (C.G.D.E.), Class B  28,839                                 1,131
      Pechiney, Class A  15,156                                              838
      Pernod-Ricard  11,468                                                1,107
      Peugeot SA 37,097                                                    1,591
      Pinault-Printemps-Redoute SA  14,727                                 1,501
      Renault SA  30,391                                                   2,010
      Sanofi-Synthelabo SA  74,329                                         4,601
      Schneider Electric SA  40,373                                        2,363
      Societe Generale, Class A  65,700                                    4,880
      Societe Television Francaise 1  26,048                                 781
      STMicroelectronics NV  117,296                                       3,123
      Suez SA  155,587                                                     2,496
  (5) Total Fina Elf SA  131,656                                          20,463
      Veolia Environnement  52,576                                         1,173
      Vinci SA  13,931                                                     1,010
    o Vivendi Universal SA  177,845                                        3,736
   *o Vivendi Universal SA  54,392                                         1,144
                                                                         -------
                                                                         117,445
      GERMANY 6.9%
      --------------------------------------------------------------------------
      Adidas-Salomon AG  9,200                                               852
      Allianz AG 55,988                                                    6,002
      Altana AG 12,100                                                       763
      BASF AG 108,135                                                      4,960
      Bayer AG 128,045                                                     3,077
    o Bayerische Hypo-und
      Vereinsbank AG  66,874                                               1,473
      Commerzbank AG  88,400                                               1,747
      DaimlerChrysler AG  173,770                                          6,482
      Deutsche Bank AG  106,276                                            7,010
      Deutsche Boerse AG  19,400                                           1,079
      Deutsche Post AG  75,227                                             1,447
    o Deutsche Telekom AG  420,162                                         6,618


128 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      E.ON AG  118,150                                                     5,972
    o Hypo Real Estate Holding  16,719                                       292
    o Infineon Technologies AG  75,100                                     1,107
      Linde AG  18,812                                                       863
      Metro AG  29,214                                                     1,195
      Muenchener Rueckversicherungs AG 23,640                              2,819
      RWE AG  69,676                                                       1,936
      SAP AG  40,624                                                       5,910
      Schering AG  33,246                                                  1,553
      Siemens AG  160,190                                                 10,801
      ThyssenKrupp  AG 63,966                                              1,067
      Volkswagen AG  46,293                                                2,335
                                                                          ------
                                                                          77,360
      HONG KONG / CHINA 1.3%
      --------------------------------------------------------------------------
      Cheung Kong Holdings Ltd.  299,000                                   2,493
      CLP Holdings Ltd.  387,080                                           1,749
      Hang Seng Bank Ltd.  154,700                                         1,932
      Hong Kong & China Gas Co.  718,400                                     994
      HongKong Electric Holdings  277,756                                  1,084
      Hutchison Whampoa Ltd.  445,800                                      3,459
      Sun Hung Kai Properties Ltd.  265,694                                2,250
      Swire Pacific Ltd., Class A  190,000                                 1,160
                                                                          ------
                                                                          15,121
      ITALY 3.1%
      --------------------------------------------------------------------------
      Alleanza Assicurazioni SPA  100,995                                  1,011
      Assicurazioni Generali SPA  194,418                                  4,475
      Banca Intesa SPA  735,870                                            2,481
      Banco Popolare di Verona e
      Novara  75,422                                                       1,166
      Enel SPA  429,348                                                    2,685
      ENI-Ente Nazionale Idrocarburi
      SPA  514,100                                                         8,164
      Mediaset SPA  110,368                                                1,115
      Mediobanca SPA  95,210                                                 957
      Riunione Adriatica di Sicurta SPA  60,519                              946
      Sanpaolo IMI SPA  189,885                                            2,137
    o Telecom Italia SPA  1,239,033                                        2,149
      TIM SPA  753,178                                                     3,476
      UniCredito Italiano SPA  767,312                                     3,782
                                                                          ------
                                                                          34,544
      JAPAN 19.2%
      --------------------------------------------------------------------------
      Advantest Corp.  13,000                                                968
      Aeon Co. Ltd. 48,000                                                 1,585
      Ajinomoto Co., Inc.  111,000                                         1,121
      Asahi Glass Co. Ltd.  146,000                                        1,153
      Asahi Kasei Corp.  250,000                                           1,192
      Bridgestone Corp.  126,000                                           1,650
      Canon, Inc. 171,000                                                  8,275
      Chubu Electric Power Co., Inc.  122,100                              2,449
      Dai Nippon Printing Co. Ltd.  117,000                                1,807
      Denso Corp. 92,000                                                   1,745
      East Japan Railway Co.  653                                          2,958
      Eisai Co. Ltd. 37,000                                                  868
      Fanuc Ltd. 24,300                                                    1,461
      Fuji Photo Film Co. Ltd.  92,000                                     2,711
      Fujisawa Pharmaceutical Co. Ltd.  47,000                               970
    o Fujitsu Ltd.  326,000                                                2,043
      Honda Motor Co. Ltd.  158,700                                        6,265
      Hoya Corp.  23,600                                                   2,136
      Ito-Yokado Co. Ltd.  68,000                                          2,499
      Itochu Corp.  273,000                                                  921
      Japan Tobacco, Inc.  158                                             1,055
    o JFE Holdings, Inc.  94,000                                           2,403
      The Kansai Electric Power Co.  130,000                               2,247
      Kao Corp.  109,000                                                   2,241
      KDDI Corp.  1                                                            2
      Keyence Corp.  6,900                                                 1,518
    o Kinki Nippon Railway Co. Ltd.  305,830                                 921
      Kirin Brewery Co. Ltd.  127,000                                      1,015
      Komatsu Ltd. 193,000                                                 1,045
      Konica Minolta Holdings, Inc.  81,000                                1,065
      Kyocera Corp.  34,500                                                2,077


                                                        See financial notes. 129

SCHWAB INTERNATIONAL INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Kyushu Electric Power Co.  82,400                                    1,361
      Matsushita Electric Industrial Co. Ltd.  420,912                     5,548
      Millea Holdings, Inc.  303                                           3,611
      Mitsubishi Corp.  219,000                                            2,273
      Mitsubishi Electric Corp.  303,000                                   1,353
      Mitsubishi Estate Co. Ltd.  190,000                                  1,822
      Mitsubishi Heavy Industries Ltd.  565,000                            1,552
      Mitsubishi Tokyo Financial Group, Inc.  819                          5,885
      Mitsui & Co. Ltd.  239,000                                           1,739
      Mitsui Fudosan Co. Ltd.  142,000                                     1,321
      Mitsui Sumitomo Insurance Co. Ltd.  273,000                          2,250
    o Mizuho Financial Group, Inc.  1,155                                  2,826
      Murata Manufacturing Co. Ltd.  47,900                                2,723
      NEC Corp.  269,000                                                   2,376
      Nikko Cordial Corp.  283,000                                         1,527
      Nintendo Co. Ltd.  19,700                                            1,521
      Nippon Oil Corp. 250,000                                             1,235
      Nippon Steel Corp.  1,020,000                                        2,097
      Nippon Telegraph & Telephone Corp.  1,053                            4,703
      Nissan Motor Co. Ltd.  506,000                                       5,671
      Nitto Denko Corp.  28,000                                            1,470
      Nomura Holdings, Inc.  359,000                                       6,165
      NTT Data Corp.  284                                                  1,258
      NTT DoCoMo, Inc.  3,570                                              7,729
      OJI Paper Co. Ltd.  165,000                                            878
      Olympus Corp.  43,000                                                  943
      Omron Corp.  43,000                                                    943
      Osaka Gas Co. Ltd.  394,000                                          1,089
      Pioneer Corp.  31,000                                                  773
      Ricoh Co. Ltd.  131,000                                              2,484
      Rohm Co. Ltd.  21,000                                                2,831
      Sankyo Co. Ltd.  60,000                                                961
      Sanyo Electric Co. Ltd.  309,000                                     1,417
      Secom Co. Ltd.  43,500                                               1,701
      Sekisui House Ltd.  94,000                                             923
      Seven-Eleven Japan Co.  78,000                                       2,469
      Sharp Corp.  184,000                                                 2,897
      Shin-Etsu Chemical Co. Ltd.  74,900                                  2,787
      Shionogi & Co. Ltd.  61,000                                          1,024
      The Shizuoka Bank Ltd.  116,000                                        819
      SMC Corp.  11,000                                                    1,324
      Softbank Corp.  41,000                                               2,107
      Sompo Japan Insurance, Inc.  160,000                                 1,324
      Sony Corp.  175,500                                                  6,114
      Sumitomo Corp.  137,000                                                951
      Sumitomo Electric Industries Ltd.  131,000                           1,126
      Sumitomo Mitsui Financial Group, Inc.  764                           3,843
      Takeda Chemical Industries Ltd.  172,200                             6,093
      TDK Corp.  22,000                                                    1,441
      Tohoku Electric Power Co.  83,700                                    1,357
      The Tokyo Electric Power Co., Inc.  230,300                          4,912
      Tokyo Electron Ltd.  31,000                                          2,222
      Tokyo Gas Co. Ltd.  507,000                                          1,739
      Toppan Printing Co. Ltd.  122,000                                    1,119
      Toshiba Corp.  566,000                                               2,270
 (10) Toyota Motor Corp.  551,500                                         15,702
    o UFJ Holdings, Inc.  686                                              2,931
      West Japan Railway Co.  225                                            837
      Yamanouchi Pharmaceutical Co. Ltd.  59,000                           1,481
      Yamato Transport Co. Ltd.  78,000                                    1,037
                                                                         -------
                                                                         215,251
      NETHERLANDS 5.7%
      --------------------------------------------------------------------------
      ABN Amro Holdings NV  298,017                                        6,253
      Aegon NV  276,549                                                    3,626
      Akzo Nobel NV  51,942                                                1,642
    o ASML Holding NV  93,364                                              1,620
      DSM NV  16,462                                                         755
      Heineken NV  39,259                                                  1,401
      ING Groep NV  340,404                                                7,068
    o Koninklijke Ahold NV  138,958                                        1,176


130 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Koninklijke Philips Electronics
      NV 263,980                                                           7,117
      Reed Elsevier NV  117,871                                            1,313
  (6) Royal Dutch Petroleum Co.  422,591                                  18,752
    o Royal KPN NV  360,914                                                2,744
      TPG NV  67,143                                                       1,448
      Unilever NV  113,789                                                 6,610
      VNU NV  47,654                                                       1,451
      Wolters Kluwer NV  55,267                                              777
                                                                          ------
                                                                          63,753
      SINGAPORE 0.6%
      --------------------------------------------------------------------------
      DBS Group Holdings Ltd.  217,778                                     1,789
      Oversea-Chinese Banking Corp.  185,000                               1,286
      Singapore Press Holdings Co. Ltd.  74,666                              845
      Singapore Telecommunications Ltd.  1,180,696                         1,166
      United Overseas Bank Ltd. 237,000                                    1,851
                                                                          ------
                                                                           6,937
      SPAIN 3.6%
      --------------------------------------------------------------------------
      Altadis SA 57,998                                                    1,406
    o Antena 3 Television SA  3,262                                          107
      Banco Bilbao Vizcaya Argentaria SA  604,944                          6,941
      Banco Popular Espanol  29,001                                        1,508
      Banco Santander Central Hispano SA  854,969                          8,200
      Endesa SA  186,597                                                   2,961
      Gas Natural SDG SA  37,672                                             724
      Iberdrola SA  149,580                                                2,495
      Inditex SA  47,334                                                     978
      Repsol YPF SA  178,984                                               3,121
      Telefonica SA  964,517                                              11,997
                                                                          ------
                                                                          40,438
      SWEDEN 1.6%
      --------------------------------------------------------------------------
      Electrolux AB, Series B  61,579                                      1,263
      Hennes & Mauritz AB, Series B  98,150                                2,082
      Nordea AB 486,740                                                    3,020
      Sandvik AB 44,107                                                    1,312
      Skandinaviska Enskilda Banken, Series A  85,410                      1,029
      Svenska Cellulosa AB, Series B  41,064                               1,550
      Svenska Handelsbanken AB, Series A  112,602                          1,985
    o Telefonaktiebolaget LM Ericsson, Class B  3,006,733                  5,165
      Volvo AB, Series B  40,445                                           1,130
                                                                          ------
                                                                          18,536
      SWITZERLAND 8.0%
      --------------------------------------------------------------------------
    o ABB Ltd. 204,408                                                     1,202
      Adecco SA, Registered  26,587                                        1,568
    o Ciba Specialty Chemicals AG  14,322                                    948
      Compangnie Financiere Richemont AG, Series A  102,430                2,305
      Credit Suisse Group  237,823                                         8,379
      Holcim Ltd.  30,865                                                  1,299
  (8) Nestle SA, Registered  81,268                                       17,892
  (7) Novartis AG, Registered  476,511                                    18,163
      Roche Holdings -- Genus  143,196                                    11,849
      Serono SA, Series B  1,193                                             824
      Swiss Reinsurance, Registered  65,184                                4,103
      Swisscom AG, Registered  5,043                                       1,467
      Syngenta AG  20,323                                                  1,089
      UBS AG, Registered  238,248                                         14,630
    o Zurich Financial Services AG  28,547                                 3,656
                                                                          ------
                                                                          89,374
      UNITED KINGDOM 27.8%
      --------------------------------------------------------------------------
      Amersham PLC  136,906                                                1,704
      Amvescap PLC  119,189                                                  944
  (9) AstraZeneca PLC  350,878                                            16,481
      Aviva PLC 444,350                                                    3,646


                                                        See financial notes. 131

SCHWAB INTERNATIONAL INDEX FUND(R)

PORTFOLIO HOLDINGS continued

                                                                          MKT.
                                                                         VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      BAA PLC  211,384                                                     1,672
      BAE Systems PLC  605,069                                             1,879
      Barclays PLC  1,321,019                                             11,141
      BG Group PLC  727,751                                                3,319
      BHP Billiton PLC  472,369                                            3,709
      BOC Group PLC  97,556                                                1,330
      Boots Group PLC  162,117                                             1,960
  (2) BP PLC  4,449,092                                                   30,879
      British American Tobacco PLC  319,563                                3,864
      British Land Co. PLC  100,943                                          886
    o British Sky Broadcasting PLC  246,398                                2,676
      BT Group PLC  1,748,011                                              5,502
      Cable & Wireless PLC  485,728                                        1,123
      Cadbury Schweppes PLC  431,126                                       2,764
      Carnival PLC  36,790                                                 1,270
      Centrica PLC  861,673                                                2,698
      Compass Group PLC  440,157                                           2,538
      Diageo PLC  614,379                                                  7,225
      Dixons Group PLC  356,181                                              820
      Emap PLC  52,220                                                       709
      Friends Provident PLC  333,413                                         777
  (4) GlaxoSmithKline PLC  1,197,647                                      25,648
      Granada PLC  564,218                                                 1,123
      GUS PLC  205,342                                                     2,509
      Hanson Plc  150,209                                                  1,040
      HBOS PLC  766,462                                                    8,916
      Hilton Group PLC  350,064                                            1,152
  (1) HSBC Holdings PLC  2,165,929                                        32,528
      Imperial Tobacco Group PLC  142,051                                  2,355
    o Intercontinental Hotels Group PLC  149,688                           1,358
      J. Sainsbury PLC  313,408                                            1,506
      Kingfisher PLC  442,761                                              2,123
      Land Securities Group PLC  95,357                                    1,458
      Legal & General Group PLC  1,220,030                                 2,153
      Lloyds TSB Group PLC  1,130,020                                      7,848
      Man Group PLC  57,326                                                1,410
      Marks & Spencer Group PLC  443,141                                   2,164
      National Grid Transco PLC  616,442                                   3,936
      Next PLC  57,431                                                     1,150
      Pearson PLC  158,738                                                 1,643
      Prudential PLC  410,142                                              3,182
      Reckitt Benckiser PLC  111,099                                       2,338
      Reed Elsevier PLC  261,955                                           2,036
      Rentokil Initial PLC  364,152                                        1,380
      Reuters Group PLC  267,194                                           1,164
      Rio Tinto PLC  216,014                                               5,238
      Rolls-Royce Group PLC  296,618                                         955
      Royal Bank of Scotland Group PLC  556,113                           14,901
      SABMiller PLC  162,857                                               1,376
      Safeway PLC  215,328                                                 1,060
      Sage Group PLC  246,979                                                782
      Scottish & Newcastle PLC  145,929                                      856
      Scottish & Southern Energy PLC  173,758                              1,809
      Scottish Power PLC  382,227                                          2,270
      Severn Trent Water PLC  70,101                                         842
      Shell Transport & Trading Co. PLC  1,919,478                        11,987
      Smith & Nephew PLC  175,479                                          1,394
      Smiths Group PLC  107,917                                            1,285
      Tesco PLC  1,445,671                                                 5,796
      Unilever PLC  548,778                                                4,679
      United Utilities PLC  124,590                                          996
  (3) Vodafone Group PLC  13,840,849                                      29,065
      Wolseley PLC  111,522                                                1,367
      WPP Group PLC  230,860                                               2,200
                                                                         -------
                                                                         312,494
      UNITED STATES 0.0%
      --------------------------------------------------------------------------
    o NTL Europe, Inc. 41                                                     --


132 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND(R)

                                                                      MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      FOREIGN PREFERRED STOCK
      0.4% of net assets

      AUSTRALIA 0.3%
      --------------------------------------------------------------------------
      News Corp. Ltd.  425,956                                             3,134

      GERMANY 0.1%
      --------------------------------------------------------------------------
      Henkel KGaA  12,100                                                    890

      WARRANTS
      0.0% of net assets

      FRANCE 0.0%
      --------------------------------------------------------------------------
    o Casino Guichard Perrachon SA, expires 12/15/03,  1,026                  --

    o Casino Guichard Perrachon SA, expires 12/15/05,  1,026                   1

    o France Telecom-CVG Equant NV, expires 06/29/04,  35,326                605
                                                                            ----
                                                                             606
      UNITED STATES 0.0%
      --------------------------------------------------------------------------
    o NTL, Inc., Series A, expires 01/13/11,  48                              --

      RIGHTS
      0.0% of net assets

      AUSTRALIA 0.0%
      --------------------------------------------------------------------------
    o AMP Ltd.  243,014                                                       14
    o Australia & New Zealand Banking Group Ltd.  54,484                     167
                                                                            ----
                                                                             181
      FRANCE 0.0%
      --------------------------------------------------------------------------
    o Credit Agricole SA  67,809                                              16

      GERMANY 0.0%
      --------------------------------------------------------------------------
    o Muenchener Rueckversicherungs AG  23,640                               195

      SECURITY                                        FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
      SHORT-TERM INVESTMENT
      0.0% of net assets

      Brown Brothers Harriman,
      Grand Cayman Time Deposit
         0.50%, 11/03/03                                    43                43

END OF INVESTMENTS. For totals, please see the first page of holdings for this fund.

      SECURITY AND NUMBER OF SHARES
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      4.5% of net assets

      OTHER INVESTMENT COMPANIES
      --------------------------------------------------------------------------
      Securities Lending Investment Fund 50,419,584                       50,420

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN. For totals, please see the first page of holdings for this fund.


                                                        See financial notes. 133

SCHWAB INTERNATIONAL INDEX FUND(R)

Statement of
ASSETS AND LIABILITIES
As of October 31, 2003. All numbers x 1,000 except NAV.

ASSETS
------------------------------------------------------------------------------
Investments, at market value
   (including $47,564 of securities on loan)                       $1,120,816 a
Collateral held for securities on loan                                 50,420
Foreign currency                                                           28 b
Receivables:
   Fund shares sold                                                     1,077
   Dividends                                                            1,578
   Income from securities on loan                                          17
   Dividend tax reclaim                                                   408

Prepaid expenses                                                +          27
                                                                --------------
TOTAL ASSETS                                                        1,174,371

LIABILITIES
------------------------------------------------------------------------------
Collateral held for securities on loan                                 50,420
Cash overdraft                                                             28
Payables:
   Fund shares redeemed                                                   706
   Investment adviser and administrator fees                               13
   Transfer agent and shareholder service fees                              9
Accrued expenses                                                +         257
                                                                --------------
TOTAL LIABILITIES                                                      51,433

NET ASSETS
------------------------------------------------------------------------------
TOTAL ASSETS                                                        1,174,371
TOTAL LIABILITIES                                               -      51,433
                                                                --------------
NET ASSETS                                                         $1,122,938

NET ASSETS BY SOURCE
Capital received from investors                                     1,363,651
Net investment income not yet distributed                              20,044
Net realized capital losses                                          (307,255)
Net unrealized capital gains                                           46,498

NET ASSET VALUE (NAV) BY SHARE CLASS
                                                SHARES
SHARE CLASS                 NET ASSETS   /   OUTSTANDING    =   NAV
Investor Shares             $493,559            38,727         $12.74
Select Shares(R)            $629,379            49,374         $12.75

  Unless stated, all numbers x 1,000.

a The fund paid $1,074,353 for these securities. Not counting short-term obligations and government securities, the fund paid $73,693 for securities during the report period, and received $133,500 from securities it sold or that matured.

b The fund paid $27 for these currencies.

FEDERAL TAX DATA
----------------------------------------------------
PORTFOLIO COST                           $1,079,866

NET UNREALIZED GAINS AND LOSSES:
Gains                                      $170,034
Losses                                +    (129,084)
                                      -------------
                                            $40,950

UNDISTRIBUTED EARNINGS:
Ordinary income                             $20,158
Long-term capital gains                         $--

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                       Loss amount
   2004                                      $1,743
   2005                                       1,837
   2006                                      11,905
   2007                                           7
   2008                                       3,669
   2009                                     130,942
   2010                                     112,722
   2011                               +      39,016
                                      -------------
                                           $301,841

RECLASSIFICATIONS:
Capital received from investors                  $4
Net investment income not
   yet distributed                             $233
Reclassified as:
Net realized capital losses                   ($237)


134 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND(R)

Statement of
OPERATIONS
For November 1, 2002 through October 31, 2003. All numbers x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------
Dividends                                                             $25,891 a
Interest                                                                   12
Securities on loan                                                 +      801
                                                                   -----------
TOTAL INVESTMENT INCOME                                                26,704

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net realized losses on investments sold                               (38,072)
Net realized gains on foreign currency transactions                +      233
                                                                   -----------
NET REALIZED LOSSES                                                   (37,839)

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------------
Net unrealized gains on investments                                   241,990
Net unrealized losses on foreign currency transactions             +      (36)
                                                                   -----------
NET UNREALIZED GAINS                                                  241,954

EXPENSES
------------------------------------------------------------------------------
Investment adviser and administrator fees                               4,046 b
Transfer agent and shareholder service fees:
   Investor Shares                                                      1,105 c
   Select Shares(R)                                                       557 c
Trustees' fees                                                              9 d
Custodian fees                                                            434
Portfolio accounting fees                                                 162
Professional fees                                                          39
Registration fees                                                          44
Shareholder reports                                                       117
Interest expense                                                            5
Other expenses                                                     +       19
                                                                   -----------
Total expenses                                                          6,537
Expense reduction                                                  -      907 e
                                                                   -----------
NET EXPENSES                                                            5,630

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                26,704
NET EXPENSES                                                       -    5,630
                                                                   -----------
NET INVESTMENT INCOME                                                  21,074
NET REALIZED LOSSES                                                   (37,839) f
NET UNREALIZED GAINS                                               +  241,954 f
                                                                   -----------
INCREASE IN NET ASSETS FROM OPERATIONS                               $225,189

Unless stated, all numbers x 1,000.

a An additional $3,149 was withheld for foreign taxes.

b Calculated as a percentage of average daily net assets: 0.43% of the first
  $500 million and 0.38% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class. These fees are paid to Charles Schwab & Co.

d For the fund's independent trustees only.

e Includes $697 from the investment adviser (CSIM) and $210 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 29, 2004, as follows:

                                    % OF AVERAGE
SHARE CLASS                     DAILY NET ASSETS
------------------------------------------------
Investor Shares                             0.69
Select Shares                               0.50

  Prior to March 1, 2003, these limits were 0.58% and 0.47% for the Investor Shares and Select Shares, respectively. This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net gain on investments of $204,115.


                                                        See financial notes. 135

SCHWAB INTERNATIONAL INDEX FUND(R)

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
------------------------------------------------------------------------------
                                            11/1/02-10/31/03  11/1/01-10/31/02
Net Investment income                                $21,074          $19,959
Net realized losses                                  (37,839)        (111,855)
Net unrealized gains or losses              +        241,954          (61,568)
                                            ----------------------------------
INCREASE OR DECREASE IN NET ASSETS
   FROM OPERATIONS                                   225,189         (153,464)

DISTRIBUTIONS PAID
------------------------------------------------------------------------------
Dividends from net investment income
Investor Shares                                        9,001            5,966
Select Shares(R)                            +         11,662            7,879
                                            ----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME           $20,663          $13,845 a

TRANSACTIONS IN FUND SHARES
------------------------------------------------------------------------------
                                    11/1/02-10/31/03       11/1/01-10/31/02
                                  SHARES        VALUE     SHARES      VALUE
SHARES SOLD
Investor Shares                      5,440     $59,471     10,848    $131,550
Select Shares                   +    8,086      86,648     14,690     174,196
                                ----------------------------------------------
TOTAL SHARES SOLD                   13,526    $146,119     25,538    $305,746

SHARES REINVESTED
Investor Shares                        815      $8,329        456      $5,554
Select Shares                   +    1,072      10,936        610       7,432
                                ----------------------------------------------
TOTAL SHARES REINVESTED              1,887     $19,265      1,066     $12,986

SHARES REDEEMED
Investor Shares                     (9,803)  ($105,853)   (11,478)  ($134,445)
Select Shares                   +  (10,942)   (119,750)   (14,549)   (173,548)
                                ----------------------------------------------
TOTAL SHARES REDEEMED              (20,745)  ($225,603)   (26,027)  ($307,993) b

NET TRANSACTIONS
IN FUND SHARES                      (5,332)   ($60,219)       577     $10,739

SHARES OUTSTANDING AND NET ASSETS
------------------------------------------------------------------------------
                                 11/1/02-10/31/03         11/1/01-10/31/02
                               SHARES      NET ASSETS   SHARES     NET ASSETS
Beginning of period             93,433       $978,631   92,856     $1,135,201
Total increase or decrease   +  (5,332)       144,307      577       (156,570) c
                             -------------------------------------------------
END OF PERIOD                   88,101     $1,122,938   93,433       $978,631 d

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions paid are:

  CURRENT PERIOD:
  Ordinary Income                   $20,663
  Long-term capital gains               $--

  PRIOR PERIOD:
  Ordinary Income                   $13,845
  Long-term capital gains               $--

b The fund charges 1.50% of early withdrawal fees on shares redeemed 180 days or less after the purchase.

  CURRENT PERIOD:
  Investor Shares                   $62
  Select Shares                 +    46
                                -------
  TOTAL                            $108

  PRIOR PERIOD:
  Investor Shares                  $170
  Select Shares                 +    56
                                -------
  TOTAL                            $226

  Dollar amounts are net of the redemption proceeds.

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes distributable net investment income in the amount of $20,044 and $19,400 for the current period and prior period, respectively.

  Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

  SCHWAB MARKETTRACK PORTFOLIOS(R)
  All Equity Portfolio                  11.4%
  Growth Portfolio                      10.3%
  Balanced Portfolio                     6.9%
  Conservative Portfolio                 2.6%

  SCHWAB ANNUITY PORTFOLIOS
  Growth Portfolio II                    0.5%


136 See financial notes.

SCHWAB EQUITY INDEX FUNDS

FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. Each of these companies is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report by trust.

THE FUNDS OFFER MULTIPLE SHARE CLASSES. For any given fund, shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. In addition, one share class, e.Shares(R), is available only to clients of Schwab Institutional(R), Charles Schwab Trust Company and certain tax-advantaged retirement plans, and can only be traded electronically.

                                          INVESTOR     SELECT
FUND                                       SHARES      SHARES(R)        e.SHARES
--------------------------------------------------------------------------------
S&P 500                                      --           --                 --
--------------------------------------------------------------------------------
SCHWAB 1000                                  --           --
--------------------------------------------------------------------------------
SMALL-CAP INDEX                              --           --
--------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX                     --           --
--------------------------------------------------------------------------------
INTERNATIONAL INDEX                          --           --
--------------------------------------------------------------------------------

For these funds, shares are bought and sold at net asset value (NAV), which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trusts may issue as many shares as necessary.

THE TRUSTS AND THEIR FUNDS

This list shows the trust containing each fund in this report, along with all other funds included in these trusts. The funds discussed in this report are highlighted.

SCHWAB INVESTMENTS organized October 26, 1990
   Schwab 1000 Fund(R)
   Schwab Short-Term Bond Market Fund(TM)
   Schwab Total Bond Market Fund(TM)
   Schwab YieldPlus Fund(R)
   Schwab Short/Intermediate Tax-Free Bond Fund(TM)
   Schwab Long-Term Tax-Free Bond Fund(TM)
   Schwab California Short/Intermediate Tax-Free
     Bond Fund(TM)
   Schwab California Long-Term Tax-Free Bond Fund(TM)
   Schwab GNMA Fund(TM)

SCHWAB CAPITAL TRUST organized May 7, 1993
   Schwab S&P 500 Fund
   Schwab Small-Cap Index Fund(R)
   Schwab Total Stock Market Index Fund(R)
   Schwab International Index Fund(R)
   Schwab MarketTrack All Equity Portfolio(TM)
   Schwab MarketTrack Growth Portfolio(TM)
   Schwab MarketTrack Balanced Portfolio(TM)
   Schwab MarketTrack Conservative Portfolio(TM)
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Core Equity Fund(TM)
   Schwab Dividend Equity Fund(TM)
   Schwab Small-Cap Equity Fund(TM)
   Schwab Hedged Equity Fund(TM)
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
   Institutional Select S&P 500 Fund
   Institutional Select Large-Cap Value Index Fund
   Institutional Select Small-Cap Value Index Fund

SCHWAB EQUITY INDEX FUNDS

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE SCHWAB INTERNATIONAL INDEX FUND(R) MAY INVEST IN FORWARD CURRENCY CONTRACTS IN CONNECTION WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES TO MINIMIZE THE UNCERTAINTY OF CHANGES IN FUTURE EXCHANGE RATES. "Forwards," as they are known, are contracts to buy and sell a currency at a set price on a future date.

Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUNDS NEGOTIATED FEES. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUNDS PAY FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through their trusts, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total

SCHWAB EQUITY INDEX FUNDS

expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The funds also may let other SchwabFunds(R) buy and sell fund shares, particularly Schwab MarketTrack Portfolios(R), which seek to provide investors with allocated portfolios of Schwab index funds.

The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the SchwabFunds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds(R).

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/ OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these persons for their service as trustees, but they did pay the non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trusts have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

                                   AMOUNT                           WEIGHTED
                                OUTSTANDING       AVERAGE            AVERAGE
                                AT 10/31/03      BORROWING*       INTEREST RATE*
FUND                            ($ x 1,000)     ($ x 1,000)            (%)
--------------------------------------------------------------------------------
SCHWAB
S&P 500 FUND                         --            5,678              1.61
--------------------------------------------------------------------------------
SCHWAB 1000(R)                       --            2,293              1.62
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP
INDEX FUND(R)                       785            1,895              1.70
--------------------------------------------------------------------------------
SCHWAB TOTAL STOCK
MARKET INDEX FUND(R)              6,958            2,839              1.53
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL
INDEX FUND(R)                        28            1,016              1.67
--------------------------------------------------------------------------------

* Based on the number of days for which the borrowing is outstanding.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales and foreign currency transactions.

UNDER THE FUNDS' ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUNDS. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

SCHWAB EQUITY INDEX FUNDS(R)

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNT is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

FOR FUNDS OFFERING MULTIPLE SHARE CLASSES, all of the realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

SCHWAB EQUITY INDEX FUNDS

      REPORT OF INDEPENDENT AUDITORS

      TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
      Schwab S&P 500 Fund
      Schwab 1000 Fund(R)
      Schwab Small-Cap Index Fund(R)
      Schwab Total Stock Market Index Fund(R)
      Schwab International Index Fund(R)

      In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab S&P 500 Fund, Schwab 1000 Fund (one of the portfolios constituting Schwab Investments), Schwab Total Stock Market Index Fund, Schwab Small-Cap Index Fund, and Schwab International Index Fund (hereafter collectively referred to as the "funds") at October 31, 2003, and the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

      PRICEWATERHOUSECOOPERS LLP
      San Francisco, CA
      December 12, 2003

SCHWAB EQUITY INDEX FUNDS

FUND TRUSTEES

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote.1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds (of which there were 49 as of 10/31/03) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                               TRUST POSITION(S);
NAME AND BIRTHDATE             TRUSTEE SINCE                   MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2            Chair, Trustee:                 Chair, Director, The Charles Schwab Corp.; CEO, Director, Schwab
7/29/37                        Family of Funds, 1989;          Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.; Charles
                               Investments, 1991;              Schwab Investment Management, Inc.; Chair, Charles Schwab
                               Capital Trust, 1993;            Holdings, Inc. I, Schwab International Holdings, Inc.; Director, U.S.
                               Annuity Portfolios, 1994.       Trust Corp., United States Trust Co. of New York, The Gap, Inc.
                                                               (clothing retailer), Siebel Systems (software); Trustee, Stanford
                                                               University. Until 6/03: Director, Xsign, Inc. (electronic payment systems). Until 5/03: Co-Chair, The Charles Schwab Corporation.
                                                               Until 5/02: Director, Vodafone AirTouch PLC (telecom). Until 3/02:
                                                               Director, Audiobase, Inc. (Internet audio solutions). Until 7/01:
                                                               Director, The Charles Schwab Trust Company. Until 1/99: Director,
                                                               Schwab Retirement Plan Services, Inc., Mayer & Schweitzer, Inc.
                                                               (securities brokerage subsidiary of The Charles Schwab Corp.),
                                                               Performance Technologies, Inc. (technology), TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Messrs. Schwab and Lyons, as well as some of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

SCHWAB EQUITY INDEX FUNDS

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST


NAME AND BIRTHDATE                      TRUSTEE SINCE          MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
DAWN G. LEPORE 1                        Trustee: 2003          Vice Chair, EVP, The Charles Schwab Corp.; Until 10/01: CIO, The
3/21/54                                 (all trusts)           Charles Schwab Corporation. Until 1999: EVP, The Charles Schwab
                                                               Corporation. Director, Wal-Mart Stores, eBay, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY M. LYONS 1                      Trustee: 2002          EVP, Asset Management Products and Services, Charles Schwab &
2/22/55                                 (all trusts).          Co., Inc. Until 9/01: EVP, Mutual Funds, Charles Schwab & Co., Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE                      TRUST OFFICE(S) HELD   MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK                         President, CEO         President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                                 (all trusts).          EVP, Charles Schwab & Co., Inc.; Director, Charles Schwab Worldwide
                                                               Funds PLC, Charles Schwab Asset Management (Ireland) Ltd. Until
                                                               9/02: President, CIO, American Century Investment Management;
                                                               Director, American Century Cos., Inc. Until 6/01: CIO, Fixed Income,
                                                               American Century Cos., Inc. Until 1997: SVP, Director, Fixed Income
                                                               and Quantitative Equity Portfolio Management, Twentieth Century
                                                               Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG                           Treasurer, Principal   SVP, CFO, Charles Schwab Investment Management, Inc.; VP,
3/7/51                                  Financial Officer      The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                                        (all trusts).          Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD                         SVP, Chief Investment  SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                                  Officer                Management, Inc.; CIO, The Charles Schwab Trust Co.
                                        (all trusts).
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON                          Secretary              SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                 (all trusts).          Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                               U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Messrs. Schwab and Lyons, as well as some of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation.

SCHWAB EQUITY INDEX FUNDS

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE         TRUSTEE SINCE                       MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER         2000 (all trusts).                  Chair, JDN Corp. Advisory LLC; Trustee, Stanford University,
8/13/60                                                        Director, America First Cos., (venture capital/fund management),
                                                               Redwood Trust, Inc. (mortgage finance), Stanford Hospitals and
                                                               Clinics, SRI International (research), PMI Group, Inc.
                                                               (mortgage insurance), Lucile Packard Children's Hospital. 2001:
                                                               Special Advisor to the President, Stanford University. Until 2002:
                                                               Director, LookSmart, Ltd. (Internet infrastructure). Until 2001: VP,
                                                               Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD          Family of Funds, 1989;              CEO, Dorward & Associates (management, marketing and
9/23/31                    Investments, 1991;                  communications consulting). Until 1999: EVP, Managing Director,
                           Capital Trust, 1993;                Grey Advertising.
                           Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER          2000 (all trusts).                  Co-CEO, Aphton Corp. (bio-pharmaceuticals). Director, Non-Executive
11/22/41                                                       Chairman, Solectron Corp. (manufacturing), Airlease Ltd. (aircraft leasing), Mission West Properties (commercial real estate), Stratex
                                                               Networks (telecommunications); Public Governor, Member, executive committee, Pacific Stock & Options Exchange. Director, Digital
                                                               Microwave Corp. (network equipment). Until 1998: Dean, Haas School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES           Family of Funds, 1989;              Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                    Investments, 1991;                  services and investment advice).
                           Capital Trust, 1993;
                           Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH            2000 (all trusts).                  Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                                        Director, Pennzoil-Quaker State Co. (oil and gas), Rorento N.V.
                                                               (investments -- Netherlands), Cooper Industries (electrical products); Member, audit committee, Northern Border Partners, L.P.
                                                               (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS         Family of Funds, 1989;              Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                    Investments, 1991;                  Chair, CEO, North American Trust (real estate investments).
                           Capital Trust, 1993;
                           Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY          Family of Funds, 1989;              Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                    Investments, 1991;                  investments).
                           Capital Trust, 1993;
                           Annuity Portfolios, 1994.

SCHWAB EQUITY INDEX FUNDS

GLOSSARY

Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

NOTES

NOTES

CONTACT SCHWAB

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies.

Actively managed funds include multi-manager stock funds, a fund that uses long-short strategies, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goals. Please call 1-800-435-4000 for a free prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO  80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM)may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.


THE SCHWABFUNDS FAMILY(R)

STOCK FUNDS

Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund

Schwab MarketMasters Funds(TM)
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
   Schwab MarketTrack All Equity Portfolio(TM)
   Schwab MarketTrack Growth Portfolio(TM)
   Schwab MarketTrack Balanced Portfolio(TM)
   Schwab MarketTrack Conservative Portfolio(TM)

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Short/Intermediate
   Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104


DISTRIBUTOR
SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2003 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.

REG13810-06

Item 2: Code of Ethics.

(a) Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(c) During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d) During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1) Registrant has filed this code of ethics as an exhibit pursuant to Item 10(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

         Registrant's Board of Trustees has determined that Registrant has three "audit committee financial experts," as such term is defined in Item 3 of Form N-CSR, serving on its audit committee, including William A. Hasler, Mariann Byerwalter and Donald R. Stephens. Each of these members of Registrant's audit committee is "independent" under the standards set forth in Item 3 of Form N-CSR.

         The designation of each of Messrs. Hasler and Stephens and Ms. Byerwalter as an "audit committee financial expert" pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of the Registrant's audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of the Registrant's audit committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: [Reserved].

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: [Reserved].

Item 9: Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall W. Merk and Registrant's Principal Financial Officer, Tai-Chin Tung, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of this annual report), there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

Item 10: Exhibits.

(a)(1) Registrant's code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

   (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant )  Schwab Investments
               -------------------

By: /s/ Randall W. Merk
    -------------------------
      Randall W. Merk
      Chief Executive Officer

Date: December 15, 2003
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Randall W. Merk
    -------------------------
      Randall W. Merk
      Chief Executive Officer

Date: December 15, 2003
     ------------------


By: /s/ Tai-Chin Tung
    -------------------------
      Tai-Chin Tung
      Principal Financial Officer

Date: December 15, 2003
     ------------------